UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2014

This report on Form N-CSR relates solely to the Registrant's Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund and Fidelity Pacific Basin Fund (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity Advisor®

Canada Fund -

Class A, Class T, Class B, and Class C

Annual Report

October 31, 2014

Class A, Class T, Class B, and Class C are
classes of Fidelity® Canada Fund

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)A	0.21%	6.31%	7.57%
Class T (incl. 3.50% sales charge) B	2.28%	6.50%	7.60%
Class B (incl. contingent deferred sales charge) C	0.45%	6.42%	7.62%
Class C (incl. contingent deferred sales charge) D	4.53%	6.78%	7.60%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on May 2, 2007. Returns prior to May 2, 2007 are those of Fidelity® Canada Fund, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to May 2, 2007 would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on May 2, 2007. Returns prior to May 2, 2007 are those of Fidelity® Canada Fund, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to May 2, 2007 would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on May 2, 2007. Returns prior to May 2, 2007 are those of Fidelity Canada Fund, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to May 2, 2007 would have been lower. Class B shares' contingent deferred sales charge included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on May 2, 2007. Returns prior to May 2, 2007 are those of Fidelity Canada Fund, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to May 2, 2007 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Canada Fund - Class A on October 31, 2004, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P®/TSX Composite Index performed over the same period. See footnote A above for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October market decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. The MSCI EAFE Index, representing non-U.S. developed markets, returned -0.48% for the year, driven partly by late-period concern that the eurozone could slip into deflation. The MSCI Emerging Markets Index returned 0.98% for the year, held back for much of the period by concerns that a slowing Chinese economy may dampen earnings for companies that do business there.

Comments from Risteard Hogan, who became sole Portfolio Manager of Fidelity Advisor® Canada Fund on October 1, 2014, after serving as Co-Manager: For the year, the fund's Class A, Class T, Class B and Class C shares returned 6.32%, 5.99%, 5.45% and 5.53%, respectively (excluding sales charges), versus 4.12% for the S&P®/TSX Composite Index. We had good stock picking in a weak energy sector and also managed to lose less ground than the index in materials. Our security selection in consumer staples also helped us outperform in that sector. With gold prices in a downtrend since March, we chose to underweight Barrick Gold and avoid index stock Yamana Gold altogether. Barrick Gold was sold by period end. Additionally, it proved beneficial to not own index name and natural resources developer Teck Resources. This company derives a significant portion of its revenue from coal, and coal prices have been under severe pressure from excess capacity. Turning to consumer staples, the fund's largest individual contributor was convenience-store operator Alimentation Couche-Tard. The company was able to effectively integrate several acquisitions, including in Europe, during the period, helping to drive strong financial results. Lastly, I'll mention Canadian National Railway, a North American transportation company that benefited from strength in the U.S. economy and a good grain harvest that helped to boost rail shipments. The company also secured solid pricing power as demand for its services increased while capacity remained stable, helping to expand its profit margin. On the downside, a handful of materials stocks were among the fund's largest relative detractors, most notably a larger-than-index position in international gold producer Agnico Eagle Mines. Agnico suffered along with most of its peers, as gold prices fell more than 11% for the period. I continued to hold this stock at period end because I have good conviction in the company's management team, as well as the quality and location of its mines. We missed with the timing of Potash Corp. of Saskatchewan. Initially, we felt fundamentals for fertilizer would be weak. We established a small position in April based on the company's improving pricing power, but we subsequently reduced exposure, after which the stock outperformed the benchmark. Elsewhere, prematurely selling the fund's stake in dollar-store operator Dollarama near period end was detrimental. I felt the stock had performed well throughout the period and wanted to take advantage of other opportunities. Dollarama continued to advance, however, after our sale.

Note to shareholders: Fidelity Advisor Canada Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Canadian market. As of October 31, 2014, the fund did not have more than 25% of its assets invested in any one industry.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Canada Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Class A	1.28%
Actual		$ 1,000.00	$ 1,006.60	$ 6.47
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.51
Class T	1.59%
Actual		$ 1,000.00	$ 1,004.80	$ 8.03
HypotheticalA		$ 1,000.00	$ 1,017.19	$ 8.08
Class B	2.09%
Actual		$ 1,000.00	$ 1,002.40	$ 10.55
HypotheticalA		$ 1,000.00	$ 1,014.67	$ 10.61
Class C	2.03%
Actual		$ 1,000.00	$ 1,002.70	$ 10.25
HypotheticalA		$ 1,000.00	$ 1,014.97	$ 10.31
Canada	.98%
Actual		$ 1,000.00	$ 1,008.10	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99
Institutional Class	1.02%
Actual		$ 1,000.00	$ 1,007.80	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.19

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Canada Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2014
Canada	93.0%
United States of America*	5.0%
United Kingdom	1.0%
Ireland	0.5%
Bailiwick of Jersey	0.5%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2014
Canada	95.2%
United States of America*	4.8%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.8	96.9
Short-Term Investments and Net Other Assets (Liabilities)	2.2	3.1
Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Bank of Canada (Banks)	7.7	7.9
The Toronto-Dominion Bank (Banks)	7.3	7.8
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	5.6	4.1
Canadian National Railway Co. (Road & Rail)	5.1	3.8
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	4.3	2.7
Manulife Financial Corp. (Insurance)	4.1	2.9
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	3.1	1.2
National Bank of Canada (Banks)	3.1	0.4
Valeant Pharmaceuticals International (Canada) (Pharmaceuticals)	2.7	3.9
Rogers Communications, Inc. Class B (non-vtg.) (Wireless Telecommunication Services)	2.5	0.8
	45.5
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.4	33.1
Energy	23.8	25.0
Materials	10.6	7.6
Industrials	8.6	7.8
Consumer Staples	8.2	3.6
Telecommunication Services	5.5	4.2
Information Technology	4.2	2.8
Health Care	3.2	4.5
Consumer Discretionary	2.3	8.3

Annual Report

Fidelity Canada Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 2.3%
Media - 0.4%
Quebecor, Inc. Class B (sub. vtg.)	371,700	$ 9,541,086
Specialty Retail - 0.8%
AutoCanada, Inc.	100,000	5,554,323
RONA, Inc.	1,006,300	12,276,851
		17,831,174
Textiles, Apparel & Luxury Goods - 1.1%
Gildan Activewear, Inc.	405,395	24,149,967
TOTAL CONSUMER DISCRETIONARY		51,522,227
CONSUMER STAPLES - 8.2%
Food & Staples Retailing - 6.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,384,900	47,000,954
George Weston Ltd.	414,200	33,840,146
Jean Coutu Group, Inc. Class A (sub. vtg.)	1,548,000	35,491,167
Metro, Inc. Class A (sub. vtg.)	222,465	15,633,049
North West Co., Inc.	580,000	11,990,595
		143,955,911
Food Products - 0.8%
Mead Johnson Nutrition Co. Class A	182,600	18,134,006
Tobacco - 1.0%
British American Tobacco PLC (United Kingdom)	409,100	23,186,803
TOTAL CONSUMER STAPLES		185,276,720
ENERGY - 23.8%
Energy Equipment & Services - 1.4%
Pason Systems, Inc.	829,100	19,840,138
ShawCor Ltd. Class A	159,100	7,008,842
ZCL Composites, Inc.	896,900	5,395,486
		32,244,466
Oil, Gas & Consumable Fuels - 22.4%
ARC Resources Ltd. (d)	1,277,900	30,137,600
Canadian Natural Resources Ltd.	1,096,898	38,277,803
Enbridge, Inc.	2,058,200	97,390,361
Imperial Oil Ltd.	1,447,400	69,644,206
Keyera Corp.	519,702	41,343,757
Painted Pony Petroleum Ltd. (a)	827,500	7,841,444
Parkland Fuel Corp.	853,200	16,692,303
Peyto Exploration & Development Corp.	500,000	14,112,062
PrairieSky Royalty Ltd.	191,100	5,883,652
Spartan Energy Corp. (a)	4,230,200	11,485,215
Suncor Energy, Inc.	3,522,900	125,093,348

	Shares	Value
Vermilion Energy, Inc. (d)	418,800	$ 23,766,867
Whitecap Resources, Inc.	1,619,400	20,963,618
		502,632,236
TOTAL ENERGY		534,876,702
FINANCIALS - 31.4%
Banks - 20.6%
Bank of Montreal (d)	157,500	11,421,388
Bank of Nova Scotia	749,500	45,899,020
National Bank of Canada	1,478,600	69,111,972
Royal Bank of Canada	2,430,000	172,507,255
The Toronto-Dominion Bank	3,357,600	165,250,940
		464,190,575
Capital Markets - 0.5%
Gluskin Sheff + Associates, Inc.	442,300	11,553,447
Insurance - 9.6%
Fairfax Financial Holdings Ltd. (sub. vtg.)	88,600	40,479,835
Intact Financial Corp.	680,225	45,609,869
Manulife Financial Corp.	4,881,200	92,639,074
Power Corp. of Canada (sub. vtg.)	1,415,900	37,362,021
		216,090,799
Real Estate Investment Trusts - 0.7%
Allied Properties (REIT)	455,700	14,382,014
TOTAL FINANCIALS		706,216,835
HEALTH CARE - 3.2%
Pharmaceuticals - 3.2%
Actavis PLC (a)	48,827	11,852,266
Valeant Pharmaceuticals International (Canada) (a)	447,471	59,474,873
		71,327,139
INDUSTRIALS - 8.6%
Aerospace & Defense - 0.4%
Bombardier, Inc. Class B (sub. vtg.)	2,746,600	9,041,201
Airlines - 1.0%
WestJet Airlines Ltd.	771,600	21,832,504
Professional Services - 1.1%
Stantec, Inc.	397,900	25,210,984
Road & Rail - 6.1%
Canadian National Railway Co.	1,611,100	113,586,803
TransForce, Inc.	960,600	23,489,762
		137,076,565
TOTAL INDUSTRIALS		193,161,254
INFORMATION TECHNOLOGY - 4.2%
Electronic Equipment & Components - 0.5%
Avigilon Corp. (a)(d)	834,400	11,541,898
IT Services - 1.4%
CGI Group, Inc. Class A (sub. vtg.) (a)	895,000	30,724,058
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.3%
Constellation Software, Inc.	99,200	$ 27,945,521
Open Text Corp.	442,214	24,424,667
		52,370,188
TOTAL INFORMATION TECHNOLOGY		94,636,144
MATERIALS - 10.6%
Chemicals - 1.0%
Potash Corp. of Saskatchewan, Inc.	669,500	22,852,283
Containers & Packaging - 1.6%
CCL Industries, Inc. Class B	278,300	28,134,956
Winpak Ltd.	290,000	7,654,940
		35,789,896
Metals & Mining - 6.0%
Agnico Eagle Mines Ltd. (Canada)	801,500	18,888,106
B2Gold Corp. (a)	3,218,027	5,367,899
Eldorado Gold Corp.	3,094,600	16,913,833
Freeport-McMoRan, Inc.	781,300	22,267,050
Labrador Iron Ore Royalty Corp.	479,300	8,335,282
Lundin Mining Corp. (a)	2,816,800	12,571,318
Randgold Resources Ltd.	172,100	10,072,728
Royal Gold, Inc.	410,800	23,477,220
Tahoe Resources, Inc. (a)	683,400	11,842,245
Torex Gold Resources, Inc. (a)	4,895,000	5,211,836
		134,947,517
Paper & Forest Products - 2.0%
Stella-Jones, Inc.	472,400	13,718,692
West Fraser Timber Co. Ltd.	616,400	32,339,055
		46,057,747
TOTAL MATERIALS		239,647,443
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 3.0%
TELUS Corp.	801,500	28,723,291
TELUS Corp.	1,100,000	39,420,611
		68,143,902

	Shares	Value
Wireless Telecommunication Services - 2.5%
Rogers Communications, Inc. Class B (non-vtg.) (d)	1,486,300	$ 55,888,731
TOTAL TELECOMMUNICATION SERVICES		124,032,633
TOTAL COMMON STOCKS (Cost $1,768,169,986)		2,200,697,097
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.11% (b)	40,892,323	40,892,323
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	55,842,463	55,842,463
TOTAL MONEY MARKET FUNDS (Cost $96,734,786)		96,734,786
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,864,904,772)		2,297,431,883
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(47,391,127)
NET ASSETS - 100%		$ 2,250,040,756
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,694
Fidelity Securities Lending Cash Central Fund	2,132,501
Total	$ 2,190,195
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 51,522,227	$ 51,522,227	$ -	$ -
Consumer Staples	185,276,720	162,089,917	23,186,803	-
Energy	534,876,702	534,876,702	-	-
Financials	706,216,835	706,216,835	-	-
Health Care	71,327,139	71,327,139	-	-
Industrials	193,161,254	193,161,254	-	-
Information Technology	94,636,144	94,636,144	-	-
Materials	239,647,443	229,574,715	10,072,728	-
Telecommunication Services	124,032,633	124,032,633	-	-
Money Market Funds	96,734,786	96,734,786	-	-
Total Investments in Securities:	$ 2,297,431,883	$ 2,264,172,352	$ 33,259,531	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Canada Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $53,018,298) - See accompanying schedule: Unaffiliated issuers (cost $1,768,169,986)	$ 2,200,697,097
Fidelity Central Funds (cost $96,734,786)	96,734,786
Total Investments (cost $1,864,904,772)		$ 2,297,431,883
Foreign currency held at value (cost $52,761)		52,761
Receivable for investments sold		8,522,932
Receivable for fund shares sold		647,723
Dividends receivable		4,127,641
Distributions receivable from Fidelity Central Funds		423,767
Prepaid expenses		4,069
Other receivables		2,366
Total assets		2,311,213,142

Liabilities
Payable for investments purchased	$ 640,809
Payable for fund shares redeemed	2,492,883
Accrued management fee	1,578,722
Distribution and service plan fees payable	66,412
Other affiliated payables	483,736
Other payables and accrued expenses	67,361
Collateral on securities loaned, at value	55,842,463
Total liabilities		61,172,386

Net Assets		$ 2,250,040,756
Net Assets consist of:
Paid in capital		$ 1,538,088,110
Undistributed net investment income		20,538,750
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		258,895,199
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		432,518,697
Net Assets		$ 2,250,040,756

Statement of Assets and Liabilities - continued

October 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,004,423 ÷ 1,568,882 shares)	$ 60.56

Maximum offering price per share (100/94.25 of $60.56)	$ 64.25
Class T: Net Asset Value and redemption price per share ($21,989,188 ÷ 365,138 shares)	$ 60.22

Maximum offering price per share (100/96.50 of $60.22)	$ 62.40
Class B: Net Asset Value and offering price per share ($6,289,879 ÷ 106,116 shares)A	$ 59.27

Class C: Net Asset Value and offering price per share ($38,748,570 ÷ 656,348 shares)A	$ 59.04

Canada: Net Asset Value, offering price and redemption price per share ($2,057,843,484 ÷ 33,763,362 shares)	$ 60.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,165,212 ÷ 496,136 shares)	$ 60.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2014

Investment Income
Dividends		$ 55,177,252
Income from Fidelity Central Funds		2,190,195
Income before foreign taxes withheld		57,367,447
Less foreign taxes withheld		(8,108,754)
Total income		49,258,693

Expenses
Management fee Basic fee	$ 16,644,724
Performance adjustment	658,178
Transfer agent fees	4,892,732
Distribution and service plan fees	868,220
Accounting and security lending fees	1,056,771
Custodian fees and expenses	32,667
Independent trustees' compensation	9,870
Registration fees	88,993
Audit	71,901
Legal	9,219
Interest	305
Miscellaneous	21,347
Total expenses before reductions	24,354,927
Expense reductions	(19,822)	24,335,105
Net investment income (loss)		24,923,588
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	291,391,364
Foreign currency transactions	(527,412)
Total net realized gain (loss)		290,863,952
Change in net unrealized appreciation (depreciation) on: Investment securities	(164,794,025)
Assets and liabilities in foreign currencies	46,763
Total change in net unrealized appreciation (depreciation)		(164,747,262)
Net gain (loss)		126,116,690
Net increase (decrease) in net assets resulting from operations		$ 151,040,278

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,923,588	$ 38,579,360
Net realized gain (loss)	290,863,952	314,796,773
Change in net unrealized appreciation (depreciation)	(164,747,262)	(148,474,588)
Net increase (decrease) in net assets resulting from operations	151,040,278	204,901,545
Distributions to shareholders from net investment income	(9,338,915)	(43,693,415)
Distributions to shareholders from net realized gain	(13,503,099)	-
Total distributions	(22,842,014)	(43,693,415)
Share transactions - net increase (decrease)	(365,686,992)	(991,330,828)
Redemption fees	129,289	153,637
Total increase (decrease) in net assets	(237,359,439)	(829,969,061)

Net Assets
Beginning of period	2,487,400,195	3,317,369,256
End of period (including undistributed net investment income of $20,538,750 and undistributed net investment income of $5,441,243, respectively)	$ 2,250,040,756	$ 2,487,400,195

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.31	$ 53.65	$ 52.20	$ 53.81	$ 44.24
Income from Investment Operations
Net investment income (loss) C	.47	.60	.57	.34	.31
Net realized and unrealized gain (loss)	3.13	3.63	1.50	(1.17)	9.64
Total from investment operations	3.60	4.23	2.07	(.83)	9.95
Distributions from net investment income	(.03)	(.57)	(.33)	(.35)	(.39)
Distributions from net realized gain	(.32)	-	(.29)	(.44)	-
Total distributions	(.35)	(.57)	(.62)	(.79)	(.39)
Redemption fees added to paid in capital C	- G	- G	- G	.01	.01
Net asset value, end of period	$ 60.56	$ 57.31	$ 53.65	$ 52.20	$ 53.81
Total ReturnA, B	6.32%	7.98%	4.04%	(1.64)%	22.62%
Ratios to Average Net Assets D, F
Expenses before reductions	1.29%	1.19%	1.08%	1.12%	1.24%
Expenses net of fee waivers, if any	1.29%	1.19%	1.08%	1.12%	1.24%
Expenses net of all reductions	1.29%	1.18%	1.08%	1.12%	1.18%
Net investment income (loss)	.79%	1.11%	1.11%	.59%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,004	$ 116,661	$ 159,597	$ 215,369	$ 170,446
Portfolio turnover rateE	85%	64%	86%	104%	143%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BTotal returns do not include the effect of the sales charges. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights - Class T

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.14	$ 53.48	$ 52.01	$ 53.64	$ 44.11
Income from Investment Operations
Net investment income (loss) C	.29	.45	.43	.17	.18
Net realized and unrealized gain (loss)	3.11	3.63	1.49	(1.16)	9.60
Total from investment operations	3.40	4.08	1.92	(.99)	9.78
Distributions from net investment income	-	(.42)	(.16)	(.21)	(.26)
Distributions from net realized gain	(.32)	-	(.29)	(.44)	-
Total distributions	(.32)	(.42)	(.45)	(.65)	(.26)
Redemption fees added to paid in capital C	- G	- G	- G	.01	.01
Net asset value, end of period	$ 60.22	$ 57.14	$ 53.48	$ 52.01	$ 53.64
Total ReturnA, B	5.99%	7.69%	3.74%	(1.93)%	22.27%
Ratios to Average Net Assets D, F
Expenses before reductions	1.59%	1.47%	1.36%	1.42%	1.51%
Expenses net of fee waivers, if any	1.59%	1.47%	1.36%	1.42%	1.51%
Expenses net of all reductions	1.59%	1.46%	1.36%	1.42%	1.46%
Net investment income (loss)	.48%	.83%	.83%	.30%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,989	$ 23,751	$ 29,626	$ 34,323	$ 31,522
Portfolio turnover rateE	85%	64%	86%	104%	143%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BTotal returns do not include the effect of the sales charges. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.53	$ 52.89	$ 51.37	$ 53.03	$ 43.68
Income from Investment Operations
Net investment income (loss) C	(.01)	.18	.17	(.11)	(.07)
Net realized and unrealized gain (loss)	3.07	3.60	1.49	(1.14)	9.50
Total from investment operations	3.06	3.78	1.66	(1.25)	9.43
Distributions from net investment income	-	(.14)	-	(.01)	(.09)
Distributions from net realized gain	(.32)	-	(.14)	(.41)	-
Total distributions	(.32)	(.14)	(.14)	(.42)	(.09)
Redemption fees added to paid in capital C	- G	- G	- G	.01	.01
Net asset value, end of period	$ 59.27	$ 56.53	$ 52.89	$ 51.37	$ 53.03
Total ReturnA, B	5.45%	7.17%	3.25%	(2.41)%	21.64%
Ratios to Average Net Assets D, F
Expenses before reductions	2.09%	1.96%	1.85%	1.91%	2.01%
Expenses net of fee waivers, if any	2.09%	1.96%	1.85%	1.91%	2.01%
Expenses net of all reductions	2.09%	1.95%	1.85%	1.91%	1.96%
Net investment income (loss)	(.01)%	.34%	.34%	(.20)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,290	$ 7,737	$ 9,804	$ 11,866	$ 13,464
Portfolio turnover rateE	85%	64%	86%	104%	143%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BTotal returns do not include the effect of the contingent deferred sales charge. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights - Class C

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.27	$ 52.61	$ 51.19	$ 52.87	$ 43.60
Income from Investment Operations
Net investment income (loss) C	.02	.20	.19	(.08)	(.06)
Net realized and unrealized gain (loss)	3.07	3.58	1.46	(1.14)	9.48
Total from investment operations	3.09	3.78	1.65	(1.22)	9.42
Distributions from net investment income	-	(.12)	-	(.03)	(.16)
Distributions from net realized gain	(.32)	-	(.23)	(.44)	-
Total distributions	(.32)	(.12)	(.23)	(.47)	(.16)
Redemption fees added to paid in capital C	- G	- G	- G	.01	.01
Net asset value, end of period	$ 59.04	$ 56.27	$ 52.61	$ 51.19	$ 52.87
Total ReturnA, B	5.53%	7.21%	3.26%	(2.36)%	21.68%
Ratios to Average Net Assets D, F
Expenses before reductions	2.03%	1.93%	1.82%	1.86%	1.99%
Expenses net of fee waivers, if any	2.03%	1.92%	1.82%	1.86%	1.99%
Expenses net of all reductions	2.03%	1.92%	1.82%	1.86%	1.94%
Net investment income (loss)	.04%	.37%	.37%	(.15)%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,749	$ 46,040	$ 66,500	$ 87,990	$ 54,052
Portfolio turnover rateE	85%	64%	86%	104%	143%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BTotal returns do not include the effect of the contingent deferred sales charge. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share..

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Canada

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.72	$ 54.05	$ 52.59	$ 54.14	$ 44.46
Income from Investment Operations
Net investment income (loss) B	.66	.77	.73	.52	.46
Net realized and unrealized gain (loss)	3.13	3.66	1.51	(1.18)	9.68
Total from investment operations	3.79	4.43	2.24	(.66)	10.14
Distributions from net investment income	(.24)	(.76)	(.49)	(.46)	(.47)
Distributions from net realized gain	(.32)	-	(.29)	(.44)	-
Total distributions	(.56)	(.76)	(.78)	(.90)	(.47)
Redemption fees added to paid in capital B	- F	- F	- F	.01	.01
Net asset value, end of period	$ 60.95	$ 57.72	$ 54.05	$ 52.59	$ 54.14
Total ReturnA	6.64%	8.32%	4.36%	(1.33)%	22.97%
Ratios to Average Net Assets C, E
Expenses before reductions	.98%	.87%	.77%	.82%	.94%
Expenses net of fee waivers, if any	.98%	.87%	.77%	.82%	.94%
Expenses net of all reductions	.98%	.86%	.77%	.82%	.89%
Net investment income (loss)	1.09%	1.42%	1.42%	.90%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,057,843	$ 2,262,380	$ 2,992,597	$ 3,778,765	$ 3,953,693
Portfolio turnover rateD	85%	64%	86%	104%	143%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.57	$ 53.91	$ 52.44	$ 54.02	$ 44.39
Income from Investment Operations
Net investment income (loss) B	.65	.78	.74	.51	.46
Net realized and unrealized gain (loss)	3.12	3.64	1.50	(1.18)	9.65
Total from investment operations	3.77	4.42	2.24	(.67)	10.11
Distributions from net investment income	(.22)	(.76)	(.48)	(.48)	(.49)
Distributions from net realized gain	(.32)	-	(.29)	(.44)	-
Total distributions	(.54)	(.76)	(.77)	(.92)	(.49)
Redemption fees added to paid in capital B	- F	- F	- F	.01	.01
Net asset value, end of period	$ 60.80	$ 57.57	$ 53.91	$ 52.44	$ 54.02
Total ReturnA	6.62%	8.34%	4.38%	(1.35)%	22.94%
Ratios to Average Net Assets C, E
Expenses before reductions	1.00%	.86%	.76%	.82%	.95%
Expenses net of fee waivers, if any	1.00%	.86%	.76%	.82%	.95%
Expenses net of all reductions	1.00%	.85%	.76%	.82%	.90%
Net investment income (loss)	1.08%	1.43%	1.42%	.89%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,165	$ 30,831	$ 59,245	$ 68,112	$ 46,737
Portfolio turnover rateD	85%	64%	86%	104%	143%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

1. Organization.

Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Canada and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE),normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 475,951,698
Gross unrealized depreciation	(47,228,645)
Net unrealized appreciation (depreciation) on securities	$ 428,723,053

Tax Cost	$ 1,868,708,830

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 20,561,941
Undistributed long-term capital gain	$ 262,699,255
Net unrealized appreciation (depreciation) on securities and other investments	$ 428,691,732

The tax character of distributions paid was as follows:

	October 31, 2014	October 31,2013
Ordinary Income	$ 9,338,915	$ 43,693,415
Long-term Capital Gains	13,503,099	-
Total	$ 22,842,014	$ 43,693,415

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,963,946,021 and $2,352,850,096, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged 0.25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada as compared to its benchmark index, the S&P/TSX Composite Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 262,250	$ 1,691
Class T	.25%	.25%	113,416	1,115
Class B	.75%	.25%	70,991	53,275
Class C	.75%	.25%	421,563	18,233
			$ 868,220	$ 74,314

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,403
Class T	3,857
Class B*	10,358
Class C*	1,709
$ 33,327

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 267,976.26
Class T	70,200.31
Class B	21,445.30
Class C	104,790.25
Canada	4,362,061.20
Institutional Class	66,260.22
	$ 4,892,732

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,041 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,978,500.29%		$ 259

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,879 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there was no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,132,501. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $2,911,000. The weighted average interest rate was .57%. The interest expense amounted to $46 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,492 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $18,330.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2014	2013
From net investment income
Class A	$ 53,142	$ 1,637,055
Class T	-	220,579
Class B	-	25,159
Class C	-	146,334
Canada	9,173,811	40,860,360
Institutional Class	111,962	803,928
Total	$ 9,338,915	$ 43,693,415

Annual Report

10. Distributions to Shareholders - continued

Years ended October 31,	2014	2013
From net realized gain
Class A	$ 629,831	$ -
Class T	130,152	-
Class B	42,217	-
Class C	256,584	-
Canada	12,282,929	-
Institutional Class	161,386	-
Total	$ 13,503,099	$ -

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended October 31,	2014	2013	2014	2013
Class A
Shares sold	144,381	215,503	$ 8,740,780	$ 11,581,739
Reinvestment of distributions	9,784	24,773	552,980	1,299,341
Shares redeemed	(620,817)	(1,179,795)	(36,791,904)	(63,487,281)
Net increase (decrease)	(466,652)	(939,519)	$ (27,498,144)	$ (50,606,201)
Class T
Shares sold	29,501	36,303	$ 1,790,320	$ 1,947,020
Reinvestment of distributions	2,264	4,099	127,592	214,911
Shares redeemed	(82,268)	(178,697)	(4,830,983)	(9,595,838)
Net increase (decrease)	(50,503)	(138,295)	$ (2,913,071)	$ (7,433,907)
Class B
Shares sold	547	567	$ 32,504	$ 30,467
Reinvestment of distributions	630	400	35,107	20,851
Shares redeemed	(31,942)	(49,457)	(1,874,606)	(2,648,974)
Net increase (decrease)	(30,765)	(48,490)	$ (1,806,995)	$ (2,597,656)
Class C
Shares sold	50,749	62,908	$ 2,984,240	$ 3,346,028
Reinvestment of distributions	3,715	2,201	206,074	114,122
Shares redeemed	(216,291)	(510,875)	(12,480,545)	(27,051,390)
Net increase (decrease)	(161,827)	(445,766)	$ (9,290,231)	$ (23,591,240)
Canada
Shares sold	1,968,387	2,375,531	$ 119,959,708	$ 128,818,784
Reinvestment of distributions	358,786	737,701	20,353,959	38,862,091
Shares redeemed	(7,758,261)	(19,289,279)	(462,389,717)	(1,044,400,607)
Net increase (decrease)	(5,431,088)	(16,176,047)	$ (322,076,050)	$ (876,719,732)
Institutional Class
Shares sold	331,645	144,801	$ 20,156,294	$ 7,839,112
Reinvestment of distributions	3,804	11,985	215,319	629,694
Shares redeemed	(374,817)	(720,255)	(22,474,114)	(38,850,898)
Net increase (decrease)	(39,368)	(563,469)	$ (2,102,501)	$ (30,382,092)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and the Shareholders of Fidelity Canada Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Canada Fund (a fund of Fidelity Investment Trust) at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Canada Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 19, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 174 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), Director of Fidelity SelectCo, LLC (2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as a Director and Chief Compliance Officer of Fidelity Management & Research (U.K.) Inc. (2013-present) and is an employee of Fidelity Investments.

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (2014-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Canada Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	12/08/14	12/05/14	$0.498	$7.22
Class T	12/08/14	12/05/14	$0.301	$7.22
Class B	12/08/14	12/05/14	-	$7.22
Class C	12/08/14	12/05/14	$0.02	$7.22

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2014 $271,396,715 or, if subsequently determined to be different, the net capital gain of such year.

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

December 06, 2013
Class A	9%
Class T	-
Class B	-
Class C	-

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

December 06, 2013
Class A	100%
Class T	-
Class B	-
Class C	-

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Class A	12/09/2013	$0.1984	$0.1714

Class T	12/09/2013	$0.000	$0.000

Class B	12/09/2013	$0.000	$0.000

Class C	12/09/2013	$0.000	$0.000

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Canada Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in January 2014.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group comparison is not shown below.

Annual Report

Fidelity Canada Fund

The Board has discussed the fund's performance with FMR, including the fund's underperformance based on more recent periods ended after 2013 (which periods are not shown in the chart above) but prior to the date of the Board's approval of the renewal of the Advisory Contracts, and has engaged with FMR to consider what steps might be taken to remediate the fund's more recent underperformance.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Canada Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2013 and the total expense ratio of Class T ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

ACAN-UANN-1214
1.843164.107

Fidelity Advisor®

Canada Fund -

Institutional Class

Annual Report

October 31, 2014

Institutional Class is a class of
Fidelity® Canada Fund

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional ClassA	6.62%	7.90%	8.44%

A The initial offering of Institutional Class shares took place on May 2, 2007. Returns prior to May 2, 2007 are those of Fidelity® Canada Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Canada Fund - Institutional Class on October 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P®/TSX Composite Index performed over the same period. See footnote A above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October market decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. The MSCI EAFE Index, representing non-U.S. developed markets, returned -0.48% for the year, driven partly by late-period concern that the eurozone could slip into deflation. The MSCI Emerging Markets Index returned 0.98% for the year, held back for much of the period by concerns that a slowing Chinese economy may dampen earnings for companies that do business there.

Comments from Risteard Hogan, who became sole Portfolio Manager of Fidelity Advisor® Canada Fund on October 1, 2014, after serving as Co-Manager: For the year, the fund's Institutional Class shares returned 6.62%, versus 4.12% for the S&P®/TSX Composite Index. We had good stock picking in a weak energy sector and also managed to lose less ground than the index in materials. Our security selection in consumer staples also helped us outperform in that sector. With gold prices in a downtrend since March, we chose to underweight Barrick Gold and avoid index stock Yamana Gold altogether. Barrick Gold was sold by period end. Additionally, it proved beneficial to not own index name and natural resources developer Teck Resources. This company derives a significant portion of its revenue from coal, and coal prices have been under severe pressure from excess capacity. Turning to consumer staples, the fund's largest individual contributor was convenience-store operator Alimentation Couche-Tard. The company was able to effectively integrate several acquisitions, including in Europe, during the period, helping to drive strong financial results. Lastly, I'll mention Canadian National Railway, a North American transportation company that benefited from strength in the U.S. economy and a good grain harvest that helped to boost rail shipments. The company also secured solid pricing power as demand for its services increased while capacity remained stable, helping to expand its profit margin. On the downside, a handful of materials stocks were among the fund's largest relative detractors, most notably a larger-than-index position in international gold producer Agnico Eagle Mines. Agnico suffered along with most of its peers, as gold prices fell more than 11% for the period. I continued to hold this stock at period end because I have good conviction in the company's management team, as well as the quality and location of its mines. We missed with the timing of Potash Corp. of Saskatchewan. Initially, we felt fundamentals for fertilizer would be weak. We established a small position in April based on the company's improving pricing power, but we subsequently reduced exposure, after which the stock outperformed the benchmark. Elsewhere, prematurely selling the fund's stake in dollar-store operator Dollarama near period end was detrimental. I felt the stock had performed well throughout the period and wanted to take advantage of other opportunities. Dollarama continued to advance, however, after our sale.

Note to shareholders: Fidelity Advisor Canada Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Canadian market. As of October 31, 2014, the fund did not have more than 25% of its assets invested in any one industry.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Canada Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Class A	1.28%
Actual		$ 1,000.00	$ 1,006.60	$ 6.47
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.51
Class T	1.59%
Actual		$ 1,000.00	$ 1,004.80	$ 8.03
HypotheticalA		$ 1,000.00	$ 1,017.19	$ 8.08
Class B	2.09%
Actual		$ 1,000.00	$ 1,002.40	$ 10.55
HypotheticalA		$ 1,000.00	$ 1,014.67	$ 10.61
Class C	2.03%
Actual		$ 1,000.00	$ 1,002.70	$ 10.25
HypotheticalA		$ 1,000.00	$ 1,014.97	$ 10.31
Canada	.98%
Actual		$ 1,000.00	$ 1,008.10	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99
Institutional Class	1.02%
Actual		$ 1,000.00	$ 1,007.80	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.19

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Canada Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2014
Canada	93.0%
United States of America*	5.0%
United Kingdom	1.0%
Ireland	0.5%
Bailiwick of Jersey	0.5%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2014
Canada	95.2%
United States of America*	4.8%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.8	96.9
Short-Term Investments and Net Other Assets (Liabilities)	2.2	3.1
Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Bank of Canada (Banks)	7.7	7.9
The Toronto-Dominion Bank (Banks)	7.3	7.8
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	5.6	4.1
Canadian National Railway Co. (Road & Rail)	5.1	3.8
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	4.3	2.7
Manulife Financial Corp. (Insurance)	4.1	2.9
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	3.1	1.2
National Bank of Canada (Banks)	3.1	0.4
Valeant Pharmaceuticals International (Canada) (Pharmaceuticals)	2.7	3.9
Rogers Communications, Inc. Class B (non-vtg.) (Wireless Telecommunication Services)	2.5	0.8
	45.5
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.4	33.1
Energy	23.8	25.0
Materials	10.6	7.6
Industrials	8.6	7.8
Consumer Staples	8.2	3.6
Telecommunication Services	5.5	4.2
Information Technology	4.2	2.8
Health Care	3.2	4.5
Consumer Discretionary	2.3	8.3

Annual Report

Fidelity Canada Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 2.3%
Media - 0.4%
Quebecor, Inc. Class B (sub. vtg.)	371,700	$ 9,541,086
Specialty Retail - 0.8%
AutoCanada, Inc.	100,000	5,554,323
RONA, Inc.	1,006,300	12,276,851
		17,831,174
Textiles, Apparel & Luxury Goods - 1.1%
Gildan Activewear, Inc.	405,395	24,149,967
TOTAL CONSUMER DISCRETIONARY		51,522,227
CONSUMER STAPLES - 8.2%
Food & Staples Retailing - 6.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,384,900	47,000,954
George Weston Ltd.	414,200	33,840,146
Jean Coutu Group, Inc. Class A (sub. vtg.)	1,548,000	35,491,167
Metro, Inc. Class A (sub. vtg.)	222,465	15,633,049
North West Co., Inc.	580,000	11,990,595
		143,955,911
Food Products - 0.8%
Mead Johnson Nutrition Co. Class A	182,600	18,134,006
Tobacco - 1.0%
British American Tobacco PLC (United Kingdom)	409,100	23,186,803
TOTAL CONSUMER STAPLES		185,276,720
ENERGY - 23.8%
Energy Equipment & Services - 1.4%
Pason Systems, Inc.	829,100	19,840,138
ShawCor Ltd. Class A	159,100	7,008,842
ZCL Composites, Inc.	896,900	5,395,486
		32,244,466
Oil, Gas & Consumable Fuels - 22.4%
ARC Resources Ltd. (d)	1,277,900	30,137,600
Canadian Natural Resources Ltd.	1,096,898	38,277,803
Enbridge, Inc.	2,058,200	97,390,361
Imperial Oil Ltd.	1,447,400	69,644,206
Keyera Corp.	519,702	41,343,757
Painted Pony Petroleum Ltd. (a)	827,500	7,841,444
Parkland Fuel Corp.	853,200	16,692,303
Peyto Exploration & Development Corp.	500,000	14,112,062
PrairieSky Royalty Ltd.	191,100	5,883,652
Spartan Energy Corp. (a)	4,230,200	11,485,215
Suncor Energy, Inc.	3,522,900	125,093,348

	Shares	Value
Vermilion Energy, Inc. (d)	418,800	$ 23,766,867
Whitecap Resources, Inc.	1,619,400	20,963,618
		502,632,236
TOTAL ENERGY		534,876,702
FINANCIALS - 31.4%
Banks - 20.6%
Bank of Montreal (d)	157,500	11,421,388
Bank of Nova Scotia	749,500	45,899,020
National Bank of Canada	1,478,600	69,111,972
Royal Bank of Canada	2,430,000	172,507,255
The Toronto-Dominion Bank	3,357,600	165,250,940
		464,190,575
Capital Markets - 0.5%
Gluskin Sheff + Associates, Inc.	442,300	11,553,447
Insurance - 9.6%
Fairfax Financial Holdings Ltd. (sub. vtg.)	88,600	40,479,835
Intact Financial Corp.	680,225	45,609,869
Manulife Financial Corp.	4,881,200	92,639,074
Power Corp. of Canada (sub. vtg.)	1,415,900	37,362,021
		216,090,799
Real Estate Investment Trusts - 0.7%
Allied Properties (REIT)	455,700	14,382,014
TOTAL FINANCIALS		706,216,835
HEALTH CARE - 3.2%
Pharmaceuticals - 3.2%
Actavis PLC (a)	48,827	11,852,266
Valeant Pharmaceuticals International (Canada) (a)	447,471	59,474,873
		71,327,139
INDUSTRIALS - 8.6%
Aerospace & Defense - 0.4%
Bombardier, Inc. Class B (sub. vtg.)	2,746,600	9,041,201
Airlines - 1.0%
WestJet Airlines Ltd.	771,600	21,832,504
Professional Services - 1.1%
Stantec, Inc.	397,900	25,210,984
Road & Rail - 6.1%
Canadian National Railway Co.	1,611,100	113,586,803
TransForce, Inc.	960,600	23,489,762
		137,076,565
TOTAL INDUSTRIALS		193,161,254
INFORMATION TECHNOLOGY - 4.2%
Electronic Equipment & Components - 0.5%
Avigilon Corp. (a)(d)	834,400	11,541,898
IT Services - 1.4%
CGI Group, Inc. Class A (sub. vtg.) (a)	895,000	30,724,058
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.3%
Constellation Software, Inc.	99,200	$ 27,945,521
Open Text Corp.	442,214	24,424,667
		52,370,188
TOTAL INFORMATION TECHNOLOGY		94,636,144
MATERIALS - 10.6%
Chemicals - 1.0%
Potash Corp. of Saskatchewan, Inc.	669,500	22,852,283
Containers & Packaging - 1.6%
CCL Industries, Inc. Class B	278,300	28,134,956
Winpak Ltd.	290,000	7,654,940
		35,789,896
Metals & Mining - 6.0%
Agnico Eagle Mines Ltd. (Canada)	801,500	18,888,106
B2Gold Corp. (a)	3,218,027	5,367,899
Eldorado Gold Corp.	3,094,600	16,913,833
Freeport-McMoRan, Inc.	781,300	22,267,050
Labrador Iron Ore Royalty Corp.	479,300	8,335,282
Lundin Mining Corp. (a)	2,816,800	12,571,318
Randgold Resources Ltd.	172,100	10,072,728
Royal Gold, Inc.	410,800	23,477,220
Tahoe Resources, Inc. (a)	683,400	11,842,245
Torex Gold Resources, Inc. (a)	4,895,000	5,211,836
		134,947,517
Paper & Forest Products - 2.0%
Stella-Jones, Inc.	472,400	13,718,692
West Fraser Timber Co. Ltd.	616,400	32,339,055
		46,057,747
TOTAL MATERIALS		239,647,443
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 3.0%
TELUS Corp.	801,500	28,723,291
TELUS Corp.	1,100,000	39,420,611
		68,143,902

	Shares	Value
Wireless Telecommunication Services - 2.5%
Rogers Communications, Inc. Class B (non-vtg.) (d)	1,486,300	$ 55,888,731
TOTAL TELECOMMUNICATION SERVICES		124,032,633
TOTAL COMMON STOCKS (Cost $1,768,169,986)		2,200,697,097
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.11% (b)	40,892,323	40,892,323
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	55,842,463	55,842,463
TOTAL MONEY MARKET FUNDS (Cost $96,734,786)		96,734,786
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,864,904,772)		2,297,431,883
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(47,391,127)
NET ASSETS - 100%		$ 2,250,040,756
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,694
Fidelity Securities Lending Cash Central Fund	2,132,501
Total	$ 2,190,195
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 51,522,227	$ 51,522,227	$ -	$ -
Consumer Staples	185,276,720	162,089,917	23,186,803	-
Energy	534,876,702	534,876,702	-	-
Financials	706,216,835	706,216,835	-	-
Health Care	71,327,139	71,327,139	-	-
Industrials	193,161,254	193,161,254	-	-
Information Technology	94,636,144	94,636,144	-	-
Materials	239,647,443	229,574,715	10,072,728	-
Telecommunication Services	124,032,633	124,032,633	-	-
Money Market Funds	96,734,786	96,734,786	-	-
Total Investments in Securities:	$ 2,297,431,883	$ 2,264,172,352	$ 33,259,531	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Canada Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $53,018,298) - See accompanying schedule: Unaffiliated issuers (cost $1,768,169,986)	$ 2,200,697,097
Fidelity Central Funds (cost $96,734,786)	96,734,786
Total Investments (cost $1,864,904,772)		$ 2,297,431,883
Foreign currency held at value (cost $52,761)		52,761
Receivable for investments sold		8,522,932
Receivable for fund shares sold		647,723
Dividends receivable		4,127,641
Distributions receivable from Fidelity Central Funds		423,767
Prepaid expenses		4,069
Other receivables		2,366
Total assets		2,311,213,142

Liabilities
Payable for investments purchased	$ 640,809
Payable for fund shares redeemed	2,492,883
Accrued management fee	1,578,722
Distribution and service plan fees payable	66,412
Other affiliated payables	483,736
Other payables and accrued expenses	67,361
Collateral on securities loaned, at value	55,842,463
Total liabilities		61,172,386

Net Assets		$ 2,250,040,756
Net Assets consist of:
Paid in capital		$ 1,538,088,110
Undistributed net investment income		20,538,750
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		258,895,199
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		432,518,697
Net Assets		$ 2,250,040,756

Statement of Assets and Liabilities - continued

October 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,004,423 ÷ 1,568,882 shares)	$ 60.56

Maximum offering price per share (100/94.25 of $60.56)	$ 64.25
Class T: Net Asset Value and redemption price per share ($21,989,188 ÷ 365,138 shares)	$ 60.22

Maximum offering price per share (100/96.50 of $60.22)	$ 62.40
Class B: Net Asset Value and offering price per share ($6,289,879 ÷ 106,116 shares)A	$ 59.27

Class C: Net Asset Value and offering price per share ($38,748,570 ÷ 656,348 shares)A	$ 59.04

Canada: Net Asset Value, offering price and redemption price per share ($2,057,843,484 ÷ 33,763,362 shares)	$ 60.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,165,212 ÷ 496,136 shares)	$ 60.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2014

Investment Income
Dividends		$ 55,177,252
Income from Fidelity Central Funds		2,190,195
Income before foreign taxes withheld		57,367,447
Less foreign taxes withheld		(8,108,754)
Total income		49,258,693

Expenses
Management fee Basic fee	$ 16,644,724
Performance adjustment	658,178
Transfer agent fees	4,892,732
Distribution and service plan fees	868,220
Accounting and security lending fees	1,056,771
Custodian fees and expenses	32,667
Independent trustees' compensation	9,870
Registration fees	88,993
Audit	71,901
Legal	9,219
Interest	305
Miscellaneous	21,347
Total expenses before reductions	24,354,927
Expense reductions	(19,822)	24,335,105
Net investment income (loss)		24,923,588
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	291,391,364
Foreign currency transactions	(527,412)
Total net realized gain (loss)		290,863,952
Change in net unrealized appreciation (depreciation) on: Investment securities	(164,794,025)
Assets and liabilities in foreign currencies	46,763
Total change in net unrealized appreciation (depreciation)		(164,747,262)
Net gain (loss)		126,116,690
Net increase (decrease) in net assets resulting from operations		$ 151,040,278

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,923,588	$ 38,579,360
Net realized gain (loss)	290,863,952	314,796,773
Change in net unrealized appreciation (depreciation)	(164,747,262)	(148,474,588)
Net increase (decrease) in net assets resulting from operations	151,040,278	204,901,545
Distributions to shareholders from net investment income	(9,338,915)	(43,693,415)
Distributions to shareholders from net realized gain	(13,503,099)	-
Total distributions	(22,842,014)	(43,693,415)
Share transactions - net increase (decrease)	(365,686,992)	(991,330,828)
Redemption fees	129,289	153,637
Total increase (decrease) in net assets	(237,359,439)	(829,969,061)

Net Assets
Beginning of period	2,487,400,195	3,317,369,256
End of period (including undistributed net investment income of $20,538,750 and undistributed net investment income of $5,441,243, respectively)	$ 2,250,040,756	$ 2,487,400,195

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.31	$ 53.65	$ 52.20	$ 53.81	$ 44.24
Income from Investment Operations
Net investment income (loss) C	.47	.60	.57	.34	.31
Net realized and unrealized gain (loss)	3.13	3.63	1.50	(1.17)	9.64
Total from investment operations	3.60	4.23	2.07	(.83)	9.95
Distributions from net investment income	(.03)	(.57)	(.33)	(.35)	(.39)
Distributions from net realized gain	(.32)	-	(.29)	(.44)	-
Total distributions	(.35)	(.57)	(.62)	(.79)	(.39)
Redemption fees added to paid in capital C	- G	- G	- G	.01	.01
Net asset value, end of period	$ 60.56	$ 57.31	$ 53.65	$ 52.20	$ 53.81
Total ReturnA, B	6.32%	7.98%	4.04%	(1.64)%	22.62%
Ratios to Average Net Assets D, F
Expenses before reductions	1.29%	1.19%	1.08%	1.12%	1.24%
Expenses net of fee waivers, if any	1.29%	1.19%	1.08%	1.12%	1.24%
Expenses net of all reductions	1.29%	1.18%	1.08%	1.12%	1.18%
Net investment income (loss)	.79%	1.11%	1.11%	.59%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,004	$ 116,661	$ 159,597	$ 215,369	$ 170,446
Portfolio turnover rateE	85%	64%	86%	104%	143%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BTotal returns do not include the effect of the sales charges. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights - Class T

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.14	$ 53.48	$ 52.01	$ 53.64	$ 44.11
Income from Investment Operations
Net investment income (loss) C	.29	.45	.43	.17	.18
Net realized and unrealized gain (loss)	3.11	3.63	1.49	(1.16)	9.60
Total from investment operations	3.40	4.08	1.92	(.99)	9.78
Distributions from net investment income	-	(.42)	(.16)	(.21)	(.26)
Distributions from net realized gain	(.32)	-	(.29)	(.44)	-
Total distributions	(.32)	(.42)	(.45)	(.65)	(.26)
Redemption fees added to paid in capital C	- G	- G	- G	.01	.01
Net asset value, end of period	$ 60.22	$ 57.14	$ 53.48	$ 52.01	$ 53.64
Total ReturnA, B	5.99%	7.69%	3.74%	(1.93)%	22.27%
Ratios to Average Net Assets D, F
Expenses before reductions	1.59%	1.47%	1.36%	1.42%	1.51%
Expenses net of fee waivers, if any	1.59%	1.47%	1.36%	1.42%	1.51%
Expenses net of all reductions	1.59%	1.46%	1.36%	1.42%	1.46%
Net investment income (loss)	.48%	.83%	.83%	.30%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,989	$ 23,751	$ 29,626	$ 34,323	$ 31,522
Portfolio turnover rateE	85%	64%	86%	104%	143%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BTotal returns do not include the effect of the sales charges. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.53	$ 52.89	$ 51.37	$ 53.03	$ 43.68
Income from Investment Operations
Net investment income (loss) C	(.01)	.18	.17	(.11)	(.07)
Net realized and unrealized gain (loss)	3.07	3.60	1.49	(1.14)	9.50
Total from investment operations	3.06	3.78	1.66	(1.25)	9.43
Distributions from net investment income	-	(.14)	-	(.01)	(.09)
Distributions from net realized gain	(.32)	-	(.14)	(.41)	-
Total distributions	(.32)	(.14)	(.14)	(.42)	(.09)
Redemption fees added to paid in capital C	- G	- G	- G	.01	.01
Net asset value, end of period	$ 59.27	$ 56.53	$ 52.89	$ 51.37	$ 53.03
Total ReturnA, B	5.45%	7.17%	3.25%	(2.41)%	21.64%
Ratios to Average Net Assets D, F
Expenses before reductions	2.09%	1.96%	1.85%	1.91%	2.01%
Expenses net of fee waivers, if any	2.09%	1.96%	1.85%	1.91%	2.01%
Expenses net of all reductions	2.09%	1.95%	1.85%	1.91%	1.96%
Net investment income (loss)	(.01)%	.34%	.34%	(.20)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,290	$ 7,737	$ 9,804	$ 11,866	$ 13,464
Portfolio turnover rateE	85%	64%	86%	104%	143%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BTotal returns do not include the effect of the contingent deferred sales charge. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights - Class C

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.27	$ 52.61	$ 51.19	$ 52.87	$ 43.60
Income from Investment Operations
Net investment income (loss) C	.02	.20	.19	(.08)	(.06)
Net realized and unrealized gain (loss)	3.07	3.58	1.46	(1.14)	9.48
Total from investment operations	3.09	3.78	1.65	(1.22)	9.42
Distributions from net investment income	-	(.12)	-	(.03)	(.16)
Distributions from net realized gain	(.32)	-	(.23)	(.44)	-
Total distributions	(.32)	(.12)	(.23)	(.47)	(.16)
Redemption fees added to paid in capital C	- G	- G	- G	.01	.01
Net asset value, end of period	$ 59.04	$ 56.27	$ 52.61	$ 51.19	$ 52.87
Total ReturnA, B	5.53%	7.21%	3.26%	(2.36)%	21.68%
Ratios to Average Net Assets D, F
Expenses before reductions	2.03%	1.93%	1.82%	1.86%	1.99%
Expenses net of fee waivers, if any	2.03%	1.92%	1.82%	1.86%	1.99%
Expenses net of all reductions	2.03%	1.92%	1.82%	1.86%	1.94%
Net investment income (loss)	.04%	.37%	.37%	(.15)%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,749	$ 46,040	$ 66,500	$ 87,990	$ 54,052
Portfolio turnover rateE	85%	64%	86%	104%	143%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BTotal returns do not include the effect of the contingent deferred sales charge. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share..

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Canada

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.72	$ 54.05	$ 52.59	$ 54.14	$ 44.46
Income from Investment Operations
Net investment income (loss) B	.66	.77	.73	.52	.46
Net realized and unrealized gain (loss)	3.13	3.66	1.51	(1.18)	9.68
Total from investment operations	3.79	4.43	2.24	(.66)	10.14
Distributions from net investment income	(.24)	(.76)	(.49)	(.46)	(.47)
Distributions from net realized gain	(.32)	-	(.29)	(.44)	-
Total distributions	(.56)	(.76)	(.78)	(.90)	(.47)
Redemption fees added to paid in capital B	- F	- F	- F	.01	.01
Net asset value, end of period	$ 60.95	$ 57.72	$ 54.05	$ 52.59	$ 54.14
Total ReturnA	6.64%	8.32%	4.36%	(1.33)%	22.97%
Ratios to Average Net Assets C, E
Expenses before reductions	.98%	.87%	.77%	.82%	.94%
Expenses net of fee waivers, if any	.98%	.87%	.77%	.82%	.94%
Expenses net of all reductions	.98%	.86%	.77%	.82%	.89%
Net investment income (loss)	1.09%	1.42%	1.42%	.90%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,057,843	$ 2,262,380	$ 2,992,597	$ 3,778,765	$ 3,953,693
Portfolio turnover rateD	85%	64%	86%	104%	143%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.57	$ 53.91	$ 52.44	$ 54.02	$ 44.39
Income from Investment Operations
Net investment income (loss) B	.65	.78	.74	.51	.46
Net realized and unrealized gain (loss)	3.12	3.64	1.50	(1.18)	9.65
Total from investment operations	3.77	4.42	2.24	(.67)	10.11
Distributions from net investment income	(.22)	(.76)	(.48)	(.48)	(.49)
Distributions from net realized gain	(.32)	-	(.29)	(.44)	-
Total distributions	(.54)	(.76)	(.77)	(.92)	(.49)
Redemption fees added to paid in capital B	- F	- F	- F	.01	.01
Net asset value, end of period	$ 60.80	$ 57.57	$ 53.91	$ 52.44	$ 54.02
Total ReturnA	6.62%	8.34%	4.38%	(1.35)%	22.94%
Ratios to Average Net Assets C, E
Expenses before reductions	1.00%	.86%	.76%	.82%	.95%
Expenses net of fee waivers, if any	1.00%	.86%	.76%	.82%	.95%
Expenses net of all reductions	1.00%	.85%	.76%	.82%	.90%
Net investment income (loss)	1.08%	1.43%	1.42%	.89%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,165	$ 30,831	$ 59,245	$ 68,112	$ 46,737
Portfolio turnover rateD	85%	64%	86%	104%	143%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

1. Organization.

Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Canada and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE),normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 475,951,698
Gross unrealized depreciation	(47,228,645)
Net unrealized appreciation (depreciation) on securities	$ 428,723,053

Tax Cost	$ 1,868,708,830

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 20,561,941
Undistributed long-term capital gain	$ 262,699,255
Net unrealized appreciation (depreciation) on securities and other investments	$ 428,691,732

The tax character of distributions paid was as follows:

	October 31, 2014	October 31,2013
Ordinary Income	$ 9,338,915	$ 43,693,415
Long-term Capital Gains	13,503,099	-
Total	$ 22,842,014	$ 43,693,415

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,963,946,021 and $2,352,850,096, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged 0.25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada as compared to its benchmark index, the S&P/TSX Composite Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 262,250	$ 1,691
Class T	.25%	.25%	113,416	1,115
Class B	.75%	.25%	70,991	53,275
Class C	.75%	.25%	421,563	18,233
			$ 868,220	$ 74,314

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,403
Class T	3,857
Class B*	10,358
Class C*	1,709
$ 33,327

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 267,976.26
Class T	70,200.31
Class B	21,445.30
Class C	104,790.25
Canada	4,362,061.20
Institutional Class	66,260.22
	$ 4,892,732

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,041 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,978,500.29%		$ 259

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,879 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there was no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,132,501. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $2,911,000. The weighted average interest rate was .57%. The interest expense amounted to $46 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,492 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $18,330.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2014	2013
From net investment income
Class A	$ 53,142	$ 1,637,055
Class T	-	220,579
Class B	-	25,159
Class C	-	146,334
Canada	9,173,811	40,860,360
Institutional Class	111,962	803,928
Total	$ 9,338,915	$ 43,693,415

Annual Report

10. Distributions to Shareholders - continued

Years ended October 31,	2014	2013
From net realized gain
Class A	$ 629,831	$ -
Class T	130,152	-
Class B	42,217	-
Class C	256,584	-
Canada	12,282,929	-
Institutional Class	161,386	-
Total	$ 13,503,099	$ -

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended October 31,	2014	2013	2014	2013
Class A
Shares sold	144,381	215,503	$ 8,740,780	$ 11,581,739
Reinvestment of distributions	9,784	24,773	552,980	1,299,341
Shares redeemed	(620,817)	(1,179,795)	(36,791,904)	(63,487,281)
Net increase (decrease)	(466,652)	(939,519)	$ (27,498,144)	$ (50,606,201)
Class T
Shares sold	29,501	36,303	$ 1,790,320	$ 1,947,020
Reinvestment of distributions	2,264	4,099	127,592	214,911
Shares redeemed	(82,268)	(178,697)	(4,830,983)	(9,595,838)
Net increase (decrease)	(50,503)	(138,295)	$ (2,913,071)	$ (7,433,907)
Class B
Shares sold	547	567	$ 32,504	$ 30,467
Reinvestment of distributions	630	400	35,107	20,851
Shares redeemed	(31,942)	(49,457)	(1,874,606)	(2,648,974)
Net increase (decrease)	(30,765)	(48,490)	$ (1,806,995)	$ (2,597,656)
Class C
Shares sold	50,749	62,908	$ 2,984,240	$ 3,346,028
Reinvestment of distributions	3,715	2,201	206,074	114,122
Shares redeemed	(216,291)	(510,875)	(12,480,545)	(27,051,390)
Net increase (decrease)	(161,827)	(445,766)	$ (9,290,231)	$ (23,591,240)
Canada
Shares sold	1,968,387	2,375,531	$ 119,959,708	$ 128,818,784
Reinvestment of distributions	358,786	737,701	20,353,959	38,862,091
Shares redeemed	(7,758,261)	(19,289,279)	(462,389,717)	(1,044,400,607)
Net increase (decrease)	(5,431,088)	(16,176,047)	$ (322,076,050)	$ (876,719,732)
Institutional Class
Shares sold	331,645	144,801	$ 20,156,294	$ 7,839,112
Reinvestment of distributions	3,804	11,985	215,319	629,694
Shares redeemed	(374,817)	(720,255)	(22,474,114)	(38,850,898)
Net increase (decrease)	(39,368)	(563,469)	$ (2,102,501)	$ (30,382,092)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and the Shareholders of Fidelity Canada Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Canada Fund (a fund of Fidelity Investment Trust) at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Canada Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 19, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 174 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), Director of Fidelity SelectCo, LLC (2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as a Director and Chief Compliance Officer of Fidelity Management & Research (U.K.) Inc. (2013-present) and is an employee of Fidelity Investments.

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (2014-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Canada Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	12/08/14	12/05/14	$0.684	$7.22

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2014 $271,396,715 or, if subsequently determined to be different, the net capital gain of such year.

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

December 06, 2013
Institutional Class	4%

The Institutional Class designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Institutional Class	12/09/2013	$0.3934	$0.1714

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Canada Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in January 2014.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group comparison is not shown below.

Annual Report

Fidelity Canada Fund

The Board has discussed the fund's performance with FMR, including the fund's underperformance based on more recent periods ended after 2013 (which periods are not shown in the chart above) but prior to the date of the Board's approval of the renewal of the Advisory Contracts, and has engaged with FMR to consider what steps might be taken to remediate the fund's more recent underperformance.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Canada Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2013 and the total expense ratio of Class T ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

ACANI-UANN-1214
1.843157.107

Fidelity Advisor®

China Region Fund -

Class A, Class T, Class B, and Class C

Annual Report

October 31, 2014

Class A, Class T, Class B, and Class C are
classes of Fidelity® China Region Fund

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	0.33%	7.25%	11.17%
Class T (incl. 3.50% sales charge) B	2.43%	7.46%	11.23%
Class B (incl. contingent deferred sales charge) C	0.87%	7.41%	11.28%
Class C (incl. contingent deferred sales charge) D	4.75%	7.72%	11.29%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® China Region Fund, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to May 9, 2008 would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity China Region Fund, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to May 9, 2008 would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity China Region Fund, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to May 9, 2008 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0% respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity China Region Fund, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to May 9, 2008 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® China Region Fund - Class A on October 31, 2004, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the MSCI Golden Dragon Index performed over the same period. See footnote A above for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October market decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. The MSCI EAFE Index, representing non-U.S. developed markets, returned -0.48% for the year, driven partly by late-period concern that the eurozone could slip into deflation. The MSCI Emerging Markets Index returned 0.98% for the year, held back for much of the period by concerns that a slowing Chinese economy may dampen earnings for companies that do business there.

Comments from Robert Bao, Portfolio Manager of Fidelity Advisor® China Region Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 6.45%, 6.15%, 5.68% and 5.71%, respectively (excluding sales charges), trailing the 8.70% gain of the MSCI Golden Dragon Index. Versus the index, the fund was hurt by a sizable underweighting and stock selection in Taiwan, as well as an overweighting in China and an underweighting in Hong Kong. The fund's largest relative detractor was Hong Kong-listed China Mobile, a strong-performing index component that the fund didn't own. Although this state-owned enterprise is the world's largest supplier of wireless telecommunication services, I remained skeptical of its growth prospects. The second-largest detractor was a non-index stake in Hong Kong-listed Prada, an Italian maker of luxury leather goods and apparel that I sold. The fund was also hurt by unfavorable positioning in two Taiwan-based companies from the information technology sector: contract manufacturer Hon Hai Precision Industry and touch-screen maker TPK Holdings. I sold the position in TPK by period end. An out-of-index position in the weak-performing shares of Hong-Kong-listed auto dealer Baoxin Auto Group detracted as well. Conversely, an overweighted stake in Chinese Internet and mobile messaging stock Tencent Holdings was the fund's top contributor. Other noteworthy contributors were China-based Internet search provider Baidu and utility Huadian Fuxin Energy, also based in China. The last two stocks I mentioned were non-index holdings.

Note to shareholders: Fidelity Advisor China Region Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Hong Kong, Taiwanese and Chinese market. As of October 31, 2014, the fund did not have more than 25% of its total assets invested in any one industry.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity China Region Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Class A	1.34%
Actual		$ 1,000.00	$ 1,097.30	$ 7.08
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.82
Class T	1.63%
Actual		$ 1,000.00	$ 1,095.70	$ 8.61
HypotheticalA		$ 1,000.00	$ 1,016.99	$ 8.29
Class B	2.09%
Actual		$ 1,000.00	$ 1,093.50	$ 11.03
HypotheticalA		$ 1,000.00	$ 1,014.67	$ 10.61
Class C	2.06%
Actual		$ 1,000.00	$ 1,093.50	$ 10.87
HypotheticalA		$ 1,000.00	$ 1,014.82	$ 10.46
China Region	.99%
Actual		$ 1,000.00	$ 1,099.00	$ 5.24
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 5.04
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,099.40	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity China Region Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2014
Cayman Islands	31.7%
China	26.3%
Taiwan	16.7%
Hong Kong	10.2%
United States of America*	4.7%
Bermuda	4.2%
Korea (South)	2.8%
United Kingdom	1.4%
Netherlands	0.8%
Other	1.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2014
Cayman Islands	33.5%
China	23.0%
Hong Kong	15.2%
Taiwan	13.0%
Bermuda	6.5%
Korea (South)	3.3%
Italy	1.6%
Japan	1.2%
United States of America*	1.0%
Other	1.7%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.3	99.5
Short-Term Investments and Net Other Assets (Liabilities)	4.7	0.5
Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	8.3	8.1
AIA Group Ltd. (Insurance)	5.4	5.5
Tencent Holdings Ltd. (Internet Software & Services)	5.3	8.4
China Construction Bank Corp. (H Shares) (Banks)	3.7	3.6
Industrial & Commercial Bank of China Ltd. (H Shares) (Banks)	3.7	3.5
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Electronic Equipment & Components)	2.3	0.0
China Pacific Insurance Group Co. Ltd. (H Shares) (Insurance)	2.1	1.9
Chongqing Changan Automobile Co. Ltd. (B Shares) (Automobiles)	2.1	3.0
Baidu.com, Inc. sponsored ADR (Internet Software & Services)	2.0	1.0
China Petroleum & Chemical Corp. (H Shares) (Oil, Gas & Consumable Fuels)	1.7	2.5
	36.6
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.6	27.7
Financials	25.1	23.5
Consumer Discretionary	16.8	23.2
Health Care	7.6	4.3
Industrials	6.3	7.1
Materials	4.4	4.7
Energy	2.7	4.2
Utilities	2.2	2.4
Telecommunication Services	1.6	1.2
Consumer Staples	0.0	1.2

Annual Report

Fidelity China Region Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSUMER DISCRETIONARY - 16.8%
Auto Components - 0.8%
Weifu High-Technology Co. Ltd. (B Shares)	2,999,924	$ 11,375,946
Automobiles - 3.7%
Chongqing Changan Automobile Co. Ltd. (B Shares)	13,433,786	29,688,525
Geely Automobile Holdings Ltd.	51,000,000	22,830,060
		52,518,585
Diversified Consumer Services - 0.8%
Perfect Shape (PRC) Holdings Ltd. (e)	61,480,000	11,817,466
Hotels, Restaurants & Leisure - 2.9%
500.com Ltd. sponsored ADR Class A (d)	304,350	9,389,198
China Lodging Group Ltd. ADR (a)	310,000	8,521,900
Melco International Development Ltd.	323,000	875,758
Sands China Ltd.	3,541,800	22,090,599
		40,877,455
Household Durables - 1.7%
Techtronic Industries Co. Ltd.	7,728,000	24,193,294
Internet & Catalog Retail - 2.7%
Ctrip.com International Ltd. sponsored ADR (a)	369,916	21,566,103
Qunar Cayman Islands Ltd. sponsored ADR (d)	606,768	16,322,059
		37,888,162
Leisure Products - 0.2%
Goodbaby International Holdings Ltd.	6,537,000	2,635,430
Specialty Retail - 3.1%
Baoxin Auto Group Ltd. (d)	21,494,000	16,401,380
Belle International Holdings Ltd.	14,000,000	17,815,359
International Housewares Retail Co. Ltd.	17,245,000	4,737,083
Oriental Watch Holdings Ltd.	23,615,000	5,275,024
		44,228,846
Textiles, Apparel & Luxury Goods - 0.9%
Best Pacific International Holdings Ltd.	23,958,000	11,910,242
Sitoy Group Holdings Ltd.	63,000	51,885
		11,962,127
TOTAL CONSUMER DISCRETIONARY		237,497,311
ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
China Petroleum & Chemical Corp. (H Shares)	28,000,000	24,281,936
China Shenhua Energy Co. Ltd. (H Shares)	5,084,500	14,330,849
		38,612,785
FINANCIALS - 25.1%
Banks - 8.2%
China Construction Bank Corp. (H Shares)	69,778,000	52,061,320

	Shares	Value
Industrial & Commercial Bank of China Ltd. (H Shares)	78,024,000	$ 51,804,814
Kweichow Moutai Co. Ltd. (A Shares) ELS (BNP Paribas Warrant Program) warrants 7/9/15 (a)(f)	223,520	5,809,495
SAIC Motor Corp. Ltd. Class A ELS (BNP Paribas Warrant Program) warrants 8/5/15 (a)(f)	2,191,000	6,491,309
		116,166,938
Capital Markets - 1.4%
Kweichow Moutai Co. Ltd. (A Shares) ELS (UBS Warrant Programme) warrants 7/9/15 (a)(f)	305,690	7,945,170
SAIC Motor Corp. Ltd. ELS (UBS Warrant Programme) warrants 9/16/15 (a)(f)	2,014,600	5,968,686
Shanghai Bestway Marine Engineering Design Co. Ltd. ELS warrants 7/13/17 (a)(f)	2,008,500	5,950,613
		19,864,469
Diversified Financial Services - 0.8%
Far East Horizon Ltd.	11,500,000	10,695,668
Insurance - 9.0%
AIA Group Ltd.	13,582,600	75,796,678
China Pacific Insurance Group Co. Ltd. (H Shares)	7,999,200	29,934,285
People's Insurance Co. of China Group (H Shares)	50,176,000	21,688,256
		127,419,219
Real Estate Management & Development - 5.7%
China Overseas Land and Investment Ltd.	4,936,000	14,321,489
Great Eagle Holdings Ltd.	500	1,683
Greenland Hong Kong Holdings Ltd.	15,000,000	6,023,432
Greentown China Holdings Ltd.	10,000,000	10,405,693
Hopson Development Holdings Ltd. (a)	12,266,000	10,899,650
Longfor Properties Co. Ltd.	5,000,000	5,800,190
Shimao Property Holdings Ltd.	6,908,500	14,868,732
Wharf Holdings Ltd.	2,348,000	17,366,097
		79,686,966
TOTAL FINANCIALS		353,833,260
HEALTH CARE - 7.6%
Health Care Equipment & Supplies - 1.4%
Intai Technology Corp.	1,000,000	5,087,193
Lifetech Scientific Corp. (a)	10,000,000	14,695,654
		19,782,847
Health Care Providers & Services - 0.6%
Phoenix Healthcare Group Ltd.	4,600,000	9,040,583
Life Sciences Tools & Services - 1.1%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	425,700	16,048,890
Pharmaceuticals - 4.5%
Lee's Pharmaceutical Holdings Ltd.	8,290,000	11,409,192
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Lijun International Pharmaceutical Holding Ltd.	17,500,000	$ 8,518,978
Luye Pharma Group Ltd.	13,498,500	19,482,782
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	1,300,000	4,680,382
Sino Biopharmaceutical Ltd.	7,000,000	7,047,518
Tong Ren Tang Technologies Co. Ltd. (H Shares)	8,702,000	11,693,900
		62,832,752
TOTAL HEALTH CARE		107,705,072
INDUSTRIALS - 6.3%
Building Products - 0.5%
Sunspring Metal Corp.	4,350,000	6,915,823
Electrical Equipment - 1.4%
Harbin Electric Machinery Co. Ltd.(H Shares)	17,000,000	10,259,719
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	2,200,000	9,460,810
		19,720,529
Machinery - 1.9%
China CNR Corp. Ltd. (H Shares) (a)	7,000,000	6,914,115
CSR Corp. Ltd. (H Shares)	11,689,000	11,892,254
King Slide Works Co. Ltd.	600,000	7,865,709
		26,672,078
Marine - 1.5%
China Shipping Development Co. Ltd. (H Shares) (a)	31,444,000	20,696,508
Trading Companies & Distributors - 1.0%
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	1,762,725	3,267,373
Summit Ascent Holdings Ltd. (a)(d)	26,044,000	11,213,229
		14,480,602
TOTAL INDUSTRIALS		88,485,540
INFORMATION TECHNOLOGY - 28.6%
Electronic Equipment & Components - 4.8%
Delta Electronics, Inc.	2,000,000	11,979,685
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,319,680	32,610,858
Largan Precision Co. Ltd.	176,000	12,344,599
PAX Global Technology Ltd. (a)	10,500,000	11,277,546
		68,212,688
Internet Software & Services - 10.1%
58.com, Inc. ADR (d)	330,000	13,058,100
Baidu.com, Inc. sponsored ADR (a)	120,000	28,652,400

	Shares	Value
NAVER Corp.	31,634	$ 22,199,402
SouFun Holdings Ltd. ADR	400,000	3,900,000
Tencent Holdings Ltd.	4,641,200	74,594,633
		142,404,535
Semiconductors & Semiconductor Equipment - 11.5%
eMemory Technology, Inc.	390,000	4,209,936
GCL-Poly Energy Holdings Ltd. (a)(d)	20,118,000	6,780,220
Hua Hong Semiconductor Ltd. (a)	1,527,000	2,152,999
Novatek Microelectronics Corp.	2,674,000	13,819,203
Taiwan Semiconductor Manufacturing Co. Ltd.	27,057,796	117,109,201
Vanguard International Semiconductor Corp.	11,900,000	17,850,427
		161,921,986
Software - 1.2%
China City Railway Transportation Technology Holdings Co. Ltd. (a)	32,000,000	10,193,160
Kingdee International Software Group Co. Ltd. (a)	21,000,000	6,889,503
		17,082,663
Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co. Ltd.	12,750	14,762,040
TOTAL INFORMATION TECHNOLOGY		404,383,912
MATERIALS - 4.4%
Chemicals - 0.3%
Jintex Corp. Ltd. (e)	5,000,000	4,548,561
Construction Materials - 2.7%
Asia Cement (China) Holdings Corp.	6,409,500	3,641,933
BBMG Corp. (H Shares)	14,000,000	9,899,565
China Shanshui Cement Group Ltd.	35,000,000	12,926,154
West China Cement Ltd.	116,684,000	11,590,853
		38,058,505
Containers & Packaging - 0.6%
Greatview Aseptic Pack Co. Ltd.	13,120,000	8,637,209
Metals & Mining - 0.2%
POSCO	7,644	2,196,127
Paper & Forest Products - 0.6%
Lee & Man Paper Manufacturing Ltd.	15,012,000	8,238,228
TOTAL MATERIALS		61,678,630
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
China Telecom Corp. Ltd. (H Shares)	35,000,000	22,310,941
Common Stocks - continued
	Shares	Value
UTILITIES - 2.2%
Independent Power Producers & Energy Traders - 1.8%
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	18,500,000	$ 8,308,962
Huadian Fuxin Energy Corp. Ltd. (H Shares)	30,172,000	17,359,243
		25,668,205
Water Utilities - 0.4%
SIIC Environment Holdings Ltd. (a)	45,000,000	5,926,683
TOTAL UTILITIES		31,594,888
TOTAL COMMON STOCKS (Cost $1,089,532,043)		1,346,102,339
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.11% (b)	27,521,458	27,521,458
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	19,920,468	19,920,468
TOTAL MONEY MARKET FUNDS (Cost $47,441,926)		47,441,926
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $1,136,973,969)		1,393,544,265
NET OTHER ASSETS (LIABILITIES) - 1.3%		18,313,491
NET ASSETS - 100%		$ 1,411,857,756
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,165,273 or 2.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 46,747
Fidelity Securities Lending Cash Central Fund	629,835
Total	$ 676,582
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Jintex Corp. Ltd.	$ -	$ 5,280,145	$ -	$ -	$ 4,548,561
Perfect Shape (PRC) Holdings Ltd.	-	16,961,684	3,943,959	301,429	11,817,466
Total	$ -	$ 22,241,829	$ 3,943,959	$ 301,429	$ 16,366,027
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 237,497,311	$ 55,799,260	$ 181,698,051	$ -
Energy	38,612,785	-	38,612,785	-
Financials	353,833,260	-	353,833,260	-
Health Care	107,705,072	16,048,890	91,656,182	-
Industrials	88,485,540	-	60,218,361	28,267,179
Information Technology	404,383,912	82,571,942	321,811,970	-
Materials	61,678,630	-	61,678,630	-
Telecommunication Services	22,310,941	-	22,310,941	-
Utilities	31,594,888	-	31,594,888	-
Money Market Funds	47,441,926	47,441,926	-	-
Total Investments in Securities:	$ 1,393,544,265	$ 201,862,018	$ 1,163,415,068	$ 28,267,179

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 669,147,097
Level 2 to Level 1	$ 0
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Industrials
Beginning Balance	$ -
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	2,389,470
Cost of Purchases	25,877,709
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 28,267,179
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2014	$ 2,389,470

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity China Region Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $19,548,659) - See accompanying schedule: Unaffiliated issuers (cost $1,070,347,840)	$ 1,329,736,312
Fidelity Central Funds (cost $47,441,926)	47,441,926
Other affiliated issuers (cost $19,184,203)	16,366,027
Total Investments (cost $1,136,973,969)		$ 1,393,544,265
Receivable for investments sold		52,465,068
Receivable for fund shares sold		988,378
Dividends receivable		329,862
Distributions receivable from Fidelity Central Funds		37,626
Prepaid expenses		3,610
Other receivables		4,015
Total assets		1,447,372,824

Liabilities
Payable for investments purchased	$ 12,753,679
Payable for fund shares redeemed	1,510,146
Accrued management fee	804,397
Distribution and service plan fees payable	16,466
Other affiliated payables	291,691
Other payables and accrued expenses	218,221
Collateral on securities loaned, at value	19,920,468
Total liabilities		35,515,068

Net Assets		$ 1,411,857,756
Net Assets consist of:
Paid in capital		$ 974,321,960
Undistributed net investment income		12,102,115
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		168,866,752
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		256,566,929
Net Assets		$ 1,411,857,756

Statement of Assets and Liabilities - continued

October 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,728,406 ÷ 635,635 shares)	$ 34.18

Maximum offering price per share (100/94.25 of $34.18)	$ 36.27
Class T: Net Asset Value and redemption price per share ($6,304,510 ÷ 185,307 shares)	$ 34.02

Maximum offering price per share (100/96.50 of $34.02)	$ 35.25
Class B: Net Asset Value and offering price per share ($1,214,728 ÷ 35,953 shares)A	$ 33.79

Class C: Net Asset Value and offering price per share ($10,445,320 ÷ 311,213 shares)A	$ 33.56

China Region: Net Asset Value, offering price and redemption price per share ($1,352,761,044 ÷ 39,193,680 shares)	$ 34.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,403,748 ÷ 564,215 shares)	$ 34.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2014

Investment Income
Dividends (including $301,429 earned from other affiliated issuers)		$ 30,329,969
Income from Fidelity Central Funds		676,582
Income before foreign taxes withheld		31,006,551
Less foreign taxes withheld		(2,474,171)
Total income		28,532,380

Expenses
Management fee	$ 10,030,908
Transfer agent fees	2,889,779
Distribution and service plan fees	181,114
Accounting and security lending fees	653,013
Custodian fees and expenses	481,516
Independent trustees' compensation	5,913
Registration fees	101,011
Audit	75,238
Legal	5,129
Interest	1,179
Miscellaneous	193,469
Total expenses before reductions	14,618,269
Expense reductions	(11,806)	14,606,463
Net investment income (loss)		13,925,917
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	190,988,583
Other affiliated issuers	886,333
Foreign currency transactions	(88,007)
Total net realized gain (loss)		191,786,909
Change in net unrealized appreciation (depreciation) on: Investment securities	(115,262,118)
Assets and liabilities in foreign currencies	1,690
Total change in net unrealized appreciation (depreciation)		(115,260,428)
Net gain (loss)		76,526,481
Net increase (decrease) in net assets resulting from operations		$ 90,452,398

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,925,917	$ 18,038,729
Net realized gain (loss)	191,786,909	182,630,699
Change in net unrealized appreciation (depreciation)	(115,260,428)	120,639,628
Net increase (decrease) in net assets resulting from operations	90,452,398	321,309,056
Distributions to shareholders from net investment income	(15,459,434)	(19,616,401)
Distributions to shareholders from net realized gain	(136,131,549)	-
Total distributions	(151,590,983)	(19,616,401)
Share transactions - net increase (decrease)	1,574,280	(122,395,498)
Redemption fees	349,352	393,175
Total increase (decrease) in net assets	(59,214,953)	179,690,332

Net Assets
Beginning of period	1,471,072,709	1,291,382,377
End of period (including undistributed net investment income of $12,102,115 and undistributed net investment income of $15,463,609, respectively)	$ 1,411,857,756	$ 1,471,072,709

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.56	$ 28.53	$ 27.28	$ 31.61	$ 26.47
Income from Investment Operations
Net investment income (loss) C	.21	.30	.36	.33	.25
Net realized and unrealized gain (loss)	2.01 H	7.06	1.42	(4.33)	5.15
Total from investment operations	2.22	7.36	1.78	(4.00)	5.40
Distributions from net investment income	(.30)	(.34)	(.19)	(.31)	(.20)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(3.61)	(.34)	(.53)	(.34)	(.27)
Redemption fees added to paid in capital C	.01	.01	- G	.01	.01
Net asset value, end of period	$ 34.18	$ 35.56	$ 28.53	$ 27.28	$ 31.61
Total ReturnA, B	6.45% H	26.07%	6.70%	(12.79)%	20.54%
Ratios to Average Net Assets D, F
Expenses before reductions	1.35%	1.35%	1.36%	1.37%	1.38%
Expenses net of fee waivers, if any	1.35%	1.35%	1.36%	1.37%	1.38%
Expenses net of all reductions	1.35%	1.31%	1.29%	1.31%	1.31%
Net investment income (loss)	.64%	.94%	1.35%	1.07%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,728	$ 20,623	$ 13,539	$ 14,808	$ 16,047
Portfolio turnover rateE	87%	92%	107%	87%	57%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BTotal returns do not include the effect of the sales charges. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share. HAmount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.42%.

Financial Highlights - Class T

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.40	$ 28.40	$ 27.13	$ 31.48	$ 26.40
Income from Investment Operations
Net investment income (loss) C	.12	.21	.29	.25	.18
Net realized and unrealized gain (loss)	1.99 J	7.04	1.40	(4.32)	5.13
Total from investment operations	2.11	7.25	1.69	(4.07)	5.31
Distributions from net investment income	(.19)	(.26)	(.08)	(.27)	(.18)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(3.50)	(.26)	(.42)	(.29) H	(.24) I
Redemption fees added to paid in capital C	.01	.01	- G	.01	.01
Net asset value, end of period	$ 34.02	$ 35.40	$ 28.40	$ 27.13	$ 31.48
Total ReturnA, B	6.15% J	25.74%	6.38%	(13.04)%	20.27%
Ratios to Average Net Assets D, F
Expenses before reductions	1.65%	1.64%	1.64%	1.63%	1.64%
Expenses net of fee waivers, if any	1.65%	1.64%	1.64%	1.63%	1.64%
Expenses net of all reductions	1.65%	1.60%	1.57%	1.57%	1.58%
Net investment income (loss)	.35%	.65%	1.06%	.81%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,305	$ 5,965	$ 4,349	$ 5,281	$ 6,070
Portfolio turnover rateE	87%	92%	107%	87%	57%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BTotal returns do not include the effect of the sales charges. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share. HTotal distributions of $.29 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.025 per share. ITotal distributions of $.24 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.065 per share. JAmount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.12	$ 28.16	$ 26.94	$ 31.23	$ 26.28
Income from Investment Operations
Net investment income (loss) C	(.04)	.06	.16	.10	.04
Net realized and unrealized gain (loss)	1.99 H	6.99	1.40	(4.29)	5.09
Total from investment operations	1.95	7.05	1.56	(4.19)	5.13
Distributions from net investment income	-	(.10)	-	(.08)	(.12)
Distributions from net realized gain	(3.29)	-	(.34)	(.03)	(.07)
Total distributions	(3.29)	(.10)	(.34)	(.11)	(.19)
Redemption fees added to paid in capital C	.01	.01	- G	.01	.01
Net asset value, end of period	$ 33.79	$ 35.12	$ 28.16	$ 26.94	$ 31.23
Total ReturnA, B	5.68% H	25.12%	5.90%	(13.45)%	19.63%
Ratios to Average Net Assets D, F
Expenses before reductions	2.11%	2.10%	2.11%	2.12%	2.14%
Expenses net of fee waivers, if any	2.11%	2.10%	2.11%	2.12%	2.14%
Expenses net of all reductions	2.11%	2.07%	2.04%	2.06%	2.08%
Net investment income (loss)	(.12)%	.19%	.59%	.32%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,215	$ 1,494	$ 1,533	$ 1,801	$ 2,496
Portfolio turnover rateE	87%	92%	107%	87%	57%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BTotal returns do not include the effect of the contingent deferred sales charge. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share. HAmount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 5.65%.

Financial Highlights - Class C

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.99	$ 28.07	$ 26.86	$ 31.19	$ 26.25
Income from Investment Operations
Net investment income (loss) C	(.02)	.06	.16	.10	.04
Net realized and unrealized gain (loss)	1.97 H	6.97	1.39	(4.28)	5.09
Total from investment operations	1.95	7.03	1.55	(4.18)	5.13
Distributions from net investment income	(.08)	(.12)	-	(.13)	(.13)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(3.39)	(.12)	(.34)	(.16)	(.20)
Redemption fees added to paid in capital C	.01	.01	- G	.01	.01
Net asset value, end of period	$ 33.56	$ 34.99	$ 28.07	$ 26.86	$ 31.19
Total ReturnA, B	5.71% H	25.14%	5.88%	(13.46)%	19.66%
Ratios to Average Net Assets D, F
Expenses before reductions	2.07%	2.10%	2.11%	2.12%	2.14%
Expenses net of fee waivers, if any	2.07%	2.10%	2.11%	2.12%	2.14%
Expenses net of all reductions	2.07%	2.07%	2.04%	2.06%	2.07%
Net investment income (loss)	(.07)%	.19%	.59%	.32%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,445	$ 6,957	$ 4,515	$ 5,230	$ 5,938
Portfolio turnover rateE	87%	92%	107%	87%	57%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BTotal returns do not include the effect of the contingent deferred sales charge. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share. HAmount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 5.68%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - China Region

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.83	$ 28.73	$ 27.49	$ 31.81	$ 26.55
Income from Investment Operations
Net investment income (loss) B	.33	.41	.45	.44	.34
Net realized and unrealized gain (loss)	2.03	7.11	1.42	(4.37)	5.18
Total from investment operations	2.36	7.52	1.87	(3.93)	5.52
Distributions from net investment income	(.38)	(.43)	(.29)	(.38)	(.21)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(3.69)	(.43)	(.63)	(.40) G	(.27) H
Redemption fees added to paid in capital B	.01	.01	- F	.01	.01
Net asset value, end of period	$ 34.51	$ 35.83	$ 28.73	$ 27.49	$ 31.81
Total ReturnA	6.83% I	26.51%	7.01%	(12.52)%	20.97%
Ratios to Average Net Assets C, E
Expenses before reductions	1.01%	1.02%	1.04%	1.04%	1.06%
Expenses net of fee waivers, if any	1.01%	1.02%	1.04%	1.04%	1.06%
Expenses net of all reductions	1.01%	.98%	.98%	.98%	1.00%
Net investment income (loss)	.99%	1.27%	1.66%	1.40%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,352,761	$ 1,425,828	$ 1,265,488	$ 1,515,084	$ 2,130,070
Portfolio turnover rateD	87%	92%	107%	87%	57%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share. GTotal distributions of $.40 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.025 per share. HTotal distributions of $.27 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.065 per share. IAmount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.80%.

Financial Highlights - Institutional Class

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.75	$ 28.68	$ 27.46	$ 31.79	$ 26.55
Income from Investment Operations
Net investment income (loss) B	.34	.42	.45	.43	.33
Net realized and unrealized gain (loss)	2.02 I	7.10	1.42	(4.37)	5.18
Total from investment operations	2.36	7.52	1.87	(3.94)	5.51
Distributions from net investment income	(.43)	(.46)	(.31)	(.37)	(.22)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(3.73) G	(.46)	(.65)	(.40)	(.28) H
Redemption fees added to paid in capital B	.01	.01	- F	.01	.01
Net asset value, end of period	$ 34.39	$ 35.75	$ 28.68	$ 27.46	$ 31.79
Total ReturnA	6.87% I	26.58%	7.02%	(12.56)%	20.92%
Ratios to Average Net Assets C, E
Expenses before reductions	.98%	.97%	1.04%	1.06%	1.11%
Expenses net of fee waivers, if any	.98%	.97%	1.04%	1.06%	1.11%
Expenses net of all reductions	.98%	.93%	.98%	1.01%	1.04%
Net investment income (loss)	1.01%	1.32%	1.66%	1.38%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,404	$ 10,206	$ 1,958	$ 2,034	$ 1,904
Portfolio turnover rateD	87%	92%	107%	87%	57%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share. GTotal distributions of $3.73 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $3.306 per share. HTotal distributions of $.28 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.065 per share. IAmount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.84%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

1. Organization.

Fidelity China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, China Region and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. For equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 301,483,422
Gross unrealized depreciation	(49,372,983)
Net unrealized appreciation (depreciation) on securities	$ 252,110,439

Tax Cost	$ 1,141,433,826

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 14,267,573
Undistributed long-term capital gain	$ 171,161,157
Net unrealized appreciation (depreciation) on securities and other investments	$ 252,107,263

The tax character of distributions paid was as follows:

	October 31, 2014	October 31, 2013
Ordinary Income	$ 31,270,708	$ 19,616,401
Long-term Capital Gains	120,320,275	-
Total	$ 151,590,983	$ 19,616,401

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,216,295,804 and $1,347,211,405, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 52,360	$ 455
Class T	.25%	.25%	30,711	64
Class B	.75%	.25%	13,280	9,980
Class C	.75%	.25%	84,763	28,264
			$ 181,114	$ 38,763

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,412
Class T	4,754
Class B*	2,798
Class C*	2,676
$ 27,640

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 61,885.30
Class T	20,878.34
Class B	4,022.30
Class C	22,393.26
China Region	2,758,480.20
Institutional Class	22,121.17
	$ 2,889,779

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,336 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,128,000.29%		$ 1,153

Other. During the period, the investment adviser reimbursed the Fund $430,241 for an operational error which is included in Net Realized Gain (Loss) in the accompanying Statement of Operations.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,340 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds Total security lending income during the period amounted to $629,835, including $2,716 securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $1,623,000. The weighted average interest rate was .57%. The interest expense amounted to $26 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expense during the period in the amount of $11,806.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2014	2013
From net investment income
Class A	$ 180,108	$ 161,788
Class T	32,344	40,503
Class B	-	4,993
Class C	17,191	18,782
China Region	15,122,632	19,344,002
Institutional Class	107,159	46,333
Total	$ 15,459,434	$ 19,616,401

Annual Report

10. Distributions to Shareholders - continued

Years ended October 31,	2014	2013
From net realized gain
Class A	$ 1,978,191	$ -
Class T	554,033	-
Class B	137,166	-
Class C	701,626	-
China Region	131,926,962	-
Institutional Class	833,571	-
Total	$ 136,131,549	$ -

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended October 31,	2014	2013	2014	2013
Class A
Shares sold	299,718	284,743	$ 10,085,846	$ 9,232,019
Reinvestment of distributions	60,028	5,112	2,013,956	151,768
Shares redeemed	(304,062)	(184,522)	(10,090,492)	(5,803,916)
Net increase (decrease)	55,684	105,333	$ 2,009,310	$ 3,579,871
Class T
Shares sold	59,364	70,191	$ 1,971,301	$ 2,215,632
Reinvestment of distributions	17,176	1,321	574,877	39,167
Shares redeemed	(59,747)	(56,116)	(1,983,826)	(1,759,294)
Net increase (decrease)	16,793	15,396	$ 562,352	$ 495,505
Class B
Shares sold	1,463	6,343	$ 48,104	$ 197,892
Reinvestment of distributions	3,586	151	119,685	4,455
Shares redeemed	(11,640)	(18,382)	(382,157)	(569,584)
Net increase (decrease)	(6,591)	(11,888)	$ (214,368)	$ (367,237)
Class C
Shares sold	172,291	120,235	$ 5,779,242	$ 3,792,024
Reinvestment of distributions	18,485	573	612,773	16,859
Shares redeemed	(78,373)	(82,838)	(2,559,009)	(2,577,162)
Net increase (decrease)	112,403	37,970	$ 3,833,006	$ 1,231,721
China Region
Shares sold	6,962,379	11,534,725	$ 236,836,534	$ 362,586,439
Reinvestment of distributions	4,157,611	622,145	140,360,927	18,558,580
Shares redeemed	(11,721,340)	(16,406,195)	(391,493,808)	(515,921,780)
Net increase (decrease)	(601,350)	(4,249,325)	$ (14,296,347)	$ (134,776,761)
Institutional Class
Shares sold	632,067	333,624	$ 21,560,054	$ 11,106,364
Reinvestment of distributions	23,866	1,452	802,629	43,199
Shares redeemed	(377,199)	(117,838)	(12,682,356)	(3,708,160)
Net increase (decrease)	278,734	217,238	$ 9,680,327	$ 7,441,403

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and the Shareholders of Fidelity China Region Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity China Region Fund (a fund of Fidelity Investment Trust) at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity China Region Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 19, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughoutthe year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 174 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), Director of Fidelity SelectCo, LLC (2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc.(2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as a Director and Chief Compliance Officer of Fidelity Management & Research (U.K.) Inc. (2013-present) and is an employee of Fidelity Investments.

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (2014-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor China Region Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	12/08/14	12/05/14	$0.224	$4.239

Class T	12/08/14	12/05/14	$0.121	$4.239

Class B	12/08/14	12/05/14	$0.000	$4.208

Class C	12/08/14	12/05/14	$0.042	$4.239

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2014, $171,167,356, or, if subsequently determined to be different, the net capital gain of such year.

Class A designates 2%; Class T designates 2%; Class B designates 3%; and Class C designates 2%; of the dividends distributed, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 31%; Class T designates 36%; Class B designates 54%; and Class C designates 44%; of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Class A	12/9/2013	$0.5956	$0.0509

Class T	12/9/2013	$0.5082	$0.0509

Class B	12/9/2013	$0.3358	$0.0509

Class C	12/9/2013	$0.4175	$0.0509

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity China Region Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.
In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2011.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group comparison is not shown below.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity China Region Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity China Region Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.,
Boston, MA

(Fidelity Investment logo)(registered trademark)

AHKC-UANN-1214
1.861458.106

Fidelity Advisor®

China Region Fund -

Institutional Class

Annual Report

October 31, 2014

Institutional Class is a class of
Fidelity® China Region Fund

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	6.87%	8.89%	12.06%

A The initial offering of Institutional Class shares took place on May 9, 2008. Returns prior to May 9, 2008, are those of Fidelity® China Region Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® China Region Fund - Institutional Class on October 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the MSCI Golden Dragon Index performed over the same period. See footnote A above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October market decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. The MSCI EAFE Index, representing non-U.S. developed markets, returned -0.48% for the year, driven partly by late-period concern that the eurozone could slip into deflation. The MSCI Emerging Markets Index returned 0.98% for the year, held back for much of the period by concerns that a slowing Chinese economy may dampen earnings for companies that do business there.

Comments from Robert Bao, Portfolio Manager of Fidelity Advisor® China Region Fund: For the year, the fund's Institutional Class shares returned 6.87%, trailing the 8.70% gain of the MSCI Golden Dragon Index. Versus the index, the fund was hurt by a sizable underweighting and stock selection in Taiwan, as well as an overweighting in China and an underweighting in Hong Kong. The fund's largest relative detractor was Hong Kong-listed China Mobile, a strong-performing index component that the fund didn't own. Although this state-owned enterprise is the world's largest supplier of wireless telecommunication services, I remained skeptical of its growth prospects. The second-largest detractor was a non-index stake in Hong Kong-listed Prada, an Italian maker of luxury leather goods and apparel that I sold. The fund was also hurt by unfavorable positioning in two Taiwan-based companies from the information technology sector: contract manufacturer Hon Hai Precision Industry and touch-screen maker TPK Holdings. I sold the position in TPK by period end. An out-of-index position in the weak-performing shares of Hong-Kong-listed auto dealer Baoxin Auto Group detracted as well. Conversely, an overweighted stake in Chinese Internet and mobile messaging stock Tencent Holdings was the fund's top contributor. Other noteworthy contributors were China-based Internet search provider Baidu and utility Huadian Fuxin Energy, also based in China. The last two stocks I mentioned were non-index holdings.

Note to shareholders: Fidelity Advisor China Region Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Hong Kong, Taiwanese and Chinese market. As of October 31, 2014, the fund did not have more than 25% of its total assets invested in any one industry.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity China Region Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Class A	1.34%
Actual		$ 1,000.00	$ 1,097.30	$ 7.08
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.82
Class T	1.63%
Actual		$ 1,000.00	$ 1,095.70	$ 8.61
HypotheticalA		$ 1,000.00	$ 1,016.99	$ 8.29
Class B	2.09%
Actual		$ 1,000.00	$ 1,093.50	$ 11.03
HypotheticalA		$ 1,000.00	$ 1,014.67	$ 10.61
Class C	2.06%
Actual		$ 1,000.00	$ 1,093.50	$ 10.87
HypotheticalA		$ 1,000.00	$ 1,014.82	$ 10.46
China Region	.99%
Actual		$ 1,000.00	$ 1,099.00	$ 5.24
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 5.04
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,099.40	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity China Region Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2014
Cayman Islands	31.7%
China	26.3%
Taiwan	16.7%
Hong Kong	10.2%
United States of America*	4.7%
Bermuda	4.2%
Korea (South)	2.8%
United Kingdom	1.4%
Netherlands	0.8%
Other	1.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2014
Cayman Islands	33.5%
China	23.0%
Hong Kong	15.2%
Taiwan	13.0%
Bermuda	6.5%
Korea (South)	3.3%
Italy	1.6%
Japan	1.2%
United States of America*	1.0%
Other	1.7%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.3	99.5
Short-Term Investments and Net Other Assets (Liabilities)	4.7	0.5
Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	8.3	8.1
AIA Group Ltd. (Insurance)	5.4	5.5
Tencent Holdings Ltd. (Internet Software & Services)	5.3	8.4
China Construction Bank Corp. (H Shares) (Banks)	3.7	3.6
Industrial & Commercial Bank of China Ltd. (H Shares) (Banks)	3.7	3.5
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Electronic Equipment & Components)	2.3	0.0
China Pacific Insurance Group Co. Ltd. (H Shares) (Insurance)	2.1	1.9
Chongqing Changan Automobile Co. Ltd. (B Shares) (Automobiles)	2.1	3.0
Baidu.com, Inc. sponsored ADR (Internet Software & Services)	2.0	1.0
China Petroleum & Chemical Corp. (H Shares) (Oil, Gas & Consumable Fuels)	1.7	2.5
	36.6
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.6	27.7
Financials	25.1	23.5
Consumer Discretionary	16.8	23.2
Health Care	7.6	4.3
Industrials	6.3	7.1
Materials	4.4	4.7
Energy	2.7	4.2
Utilities	2.2	2.4
Telecommunication Services	1.6	1.2
Consumer Staples	0.0	1.2

Annual Report

Fidelity China Region Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSUMER DISCRETIONARY - 16.8%
Auto Components - 0.8%
Weifu High-Technology Co. Ltd. (B Shares)	2,999,924	$ 11,375,946
Automobiles - 3.7%
Chongqing Changan Automobile Co. Ltd. (B Shares)	13,433,786	29,688,525
Geely Automobile Holdings Ltd.	51,000,000	22,830,060
		52,518,585
Diversified Consumer Services - 0.8%
Perfect Shape (PRC) Holdings Ltd. (e)	61,480,000	11,817,466
Hotels, Restaurants & Leisure - 2.9%
500.com Ltd. sponsored ADR Class A (d)	304,350	9,389,198
China Lodging Group Ltd. ADR (a)	310,000	8,521,900
Melco International Development Ltd.	323,000	875,758
Sands China Ltd.	3,541,800	22,090,599
		40,877,455
Household Durables - 1.7%
Techtronic Industries Co. Ltd.	7,728,000	24,193,294
Internet & Catalog Retail - 2.7%
Ctrip.com International Ltd. sponsored ADR (a)	369,916	21,566,103
Qunar Cayman Islands Ltd. sponsored ADR (d)	606,768	16,322,059
		37,888,162
Leisure Products - 0.2%
Goodbaby International Holdings Ltd.	6,537,000	2,635,430
Specialty Retail - 3.1%
Baoxin Auto Group Ltd. (d)	21,494,000	16,401,380
Belle International Holdings Ltd.	14,000,000	17,815,359
International Housewares Retail Co. Ltd.	17,245,000	4,737,083
Oriental Watch Holdings Ltd.	23,615,000	5,275,024
		44,228,846
Textiles, Apparel & Luxury Goods - 0.9%
Best Pacific International Holdings Ltd.	23,958,000	11,910,242
Sitoy Group Holdings Ltd.	63,000	51,885
		11,962,127
TOTAL CONSUMER DISCRETIONARY		237,497,311
ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
China Petroleum & Chemical Corp. (H Shares)	28,000,000	24,281,936
China Shenhua Energy Co. Ltd. (H Shares)	5,084,500	14,330,849
		38,612,785
FINANCIALS - 25.1%
Banks - 8.2%
China Construction Bank Corp. (H Shares)	69,778,000	52,061,320

	Shares	Value
Industrial & Commercial Bank of China Ltd. (H Shares)	78,024,000	$ 51,804,814
Kweichow Moutai Co. Ltd. (A Shares) ELS (BNP Paribas Warrant Program) warrants 7/9/15 (a)(f)	223,520	5,809,495
SAIC Motor Corp. Ltd. Class A ELS (BNP Paribas Warrant Program) warrants 8/5/15 (a)(f)	2,191,000	6,491,309
		116,166,938
Capital Markets - 1.4%
Kweichow Moutai Co. Ltd. (A Shares) ELS (UBS Warrant Programme) warrants 7/9/15 (a)(f)	305,690	7,945,170
SAIC Motor Corp. Ltd. ELS (UBS Warrant Programme) warrants 9/16/15 (a)(f)	2,014,600	5,968,686
Shanghai Bestway Marine Engineering Design Co. Ltd. ELS warrants 7/13/17 (a)(f)	2,008,500	5,950,613
		19,864,469
Diversified Financial Services - 0.8%
Far East Horizon Ltd.	11,500,000	10,695,668
Insurance - 9.0%
AIA Group Ltd.	13,582,600	75,796,678
China Pacific Insurance Group Co. Ltd. (H Shares)	7,999,200	29,934,285
People's Insurance Co. of China Group (H Shares)	50,176,000	21,688,256
		127,419,219
Real Estate Management & Development - 5.7%
China Overseas Land and Investment Ltd.	4,936,000	14,321,489
Great Eagle Holdings Ltd.	500	1,683
Greenland Hong Kong Holdings Ltd.	15,000,000	6,023,432
Greentown China Holdings Ltd.	10,000,000	10,405,693
Hopson Development Holdings Ltd. (a)	12,266,000	10,899,650
Longfor Properties Co. Ltd.	5,000,000	5,800,190
Shimao Property Holdings Ltd.	6,908,500	14,868,732
Wharf Holdings Ltd.	2,348,000	17,366,097
		79,686,966
TOTAL FINANCIALS		353,833,260
HEALTH CARE - 7.6%
Health Care Equipment & Supplies - 1.4%
Intai Technology Corp.	1,000,000	5,087,193
Lifetech Scientific Corp. (a)	10,000,000	14,695,654
		19,782,847
Health Care Providers & Services - 0.6%
Phoenix Healthcare Group Ltd.	4,600,000	9,040,583
Life Sciences Tools & Services - 1.1%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	425,700	16,048,890
Pharmaceuticals - 4.5%
Lee's Pharmaceutical Holdings Ltd.	8,290,000	11,409,192
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Lijun International Pharmaceutical Holding Ltd.	17,500,000	$ 8,518,978
Luye Pharma Group Ltd.	13,498,500	19,482,782
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	1,300,000	4,680,382
Sino Biopharmaceutical Ltd.	7,000,000	7,047,518
Tong Ren Tang Technologies Co. Ltd. (H Shares)	8,702,000	11,693,900
		62,832,752
TOTAL HEALTH CARE		107,705,072
INDUSTRIALS - 6.3%
Building Products - 0.5%
Sunspring Metal Corp.	4,350,000	6,915,823
Electrical Equipment - 1.4%
Harbin Electric Machinery Co. Ltd.(H Shares)	17,000,000	10,259,719
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	2,200,000	9,460,810
		19,720,529
Machinery - 1.9%
China CNR Corp. Ltd. (H Shares) (a)	7,000,000	6,914,115
CSR Corp. Ltd. (H Shares)	11,689,000	11,892,254
King Slide Works Co. Ltd.	600,000	7,865,709
		26,672,078
Marine - 1.5%
China Shipping Development Co. Ltd. (H Shares) (a)	31,444,000	20,696,508
Trading Companies & Distributors - 1.0%
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	1,762,725	3,267,373
Summit Ascent Holdings Ltd. (a)(d)	26,044,000	11,213,229
		14,480,602
TOTAL INDUSTRIALS		88,485,540
INFORMATION TECHNOLOGY - 28.6%
Electronic Equipment & Components - 4.8%
Delta Electronics, Inc.	2,000,000	11,979,685
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,319,680	32,610,858
Largan Precision Co. Ltd.	176,000	12,344,599
PAX Global Technology Ltd. (a)	10,500,000	11,277,546
		68,212,688
Internet Software & Services - 10.1%
58.com, Inc. ADR (d)	330,000	13,058,100
Baidu.com, Inc. sponsored ADR (a)	120,000	28,652,400

	Shares	Value
NAVER Corp.	31,634	$ 22,199,402
SouFun Holdings Ltd. ADR	400,000	3,900,000
Tencent Holdings Ltd.	4,641,200	74,594,633
		142,404,535
Semiconductors & Semiconductor Equipment - 11.5%
eMemory Technology, Inc.	390,000	4,209,936
GCL-Poly Energy Holdings Ltd. (a)(d)	20,118,000	6,780,220
Hua Hong Semiconductor Ltd. (a)	1,527,000	2,152,999
Novatek Microelectronics Corp.	2,674,000	13,819,203
Taiwan Semiconductor Manufacturing Co. Ltd.	27,057,796	117,109,201
Vanguard International Semiconductor Corp.	11,900,000	17,850,427
		161,921,986
Software - 1.2%
China City Railway Transportation Technology Holdings Co. Ltd. (a)	32,000,000	10,193,160
Kingdee International Software Group Co. Ltd. (a)	21,000,000	6,889,503
		17,082,663
Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co. Ltd.	12,750	14,762,040
TOTAL INFORMATION TECHNOLOGY		404,383,912
MATERIALS - 4.4%
Chemicals - 0.3%
Jintex Corp. Ltd. (e)	5,000,000	4,548,561
Construction Materials - 2.7%
Asia Cement (China) Holdings Corp.	6,409,500	3,641,933
BBMG Corp. (H Shares)	14,000,000	9,899,565
China Shanshui Cement Group Ltd.	35,000,000	12,926,154
West China Cement Ltd.	116,684,000	11,590,853
		38,058,505
Containers & Packaging - 0.6%
Greatview Aseptic Pack Co. Ltd.	13,120,000	8,637,209
Metals & Mining - 0.2%
POSCO	7,644	2,196,127
Paper & Forest Products - 0.6%
Lee & Man Paper Manufacturing Ltd.	15,012,000	8,238,228
TOTAL MATERIALS		61,678,630
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
China Telecom Corp. Ltd. (H Shares)	35,000,000	22,310,941
Common Stocks - continued
	Shares	Value
UTILITIES - 2.2%
Independent Power Producers & Energy Traders - 1.8%
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	18,500,000	$ 8,308,962
Huadian Fuxin Energy Corp. Ltd. (H Shares)	30,172,000	17,359,243
		25,668,205
Water Utilities - 0.4%
SIIC Environment Holdings Ltd. (a)	45,000,000	5,926,683
TOTAL UTILITIES		31,594,888
TOTAL COMMON STOCKS (Cost $1,089,532,043)		1,346,102,339
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.11% (b)	27,521,458	27,521,458
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	19,920,468	19,920,468
TOTAL MONEY MARKET FUNDS (Cost $47,441,926)		47,441,926
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $1,136,973,969)		1,393,544,265
NET OTHER ASSETS (LIABILITIES) - 1.3%		18,313,491
NET ASSETS - 100%		$ 1,411,857,756
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,165,273 or 2.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 46,747
Fidelity Securities Lending Cash Central Fund	629,835
Total	$ 676,582
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Jintex Corp. Ltd.	$ -	$ 5,280,145	$ -	$ -	$ 4,548,561
Perfect Shape (PRC) Holdings Ltd.	-	16,961,684	3,943,959	301,429	11,817,466
Total	$ -	$ 22,241,829	$ 3,943,959	$ 301,429	$ 16,366,027
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 237,497,311	$ 55,799,260	$ 181,698,051	$ -
Energy	38,612,785	-	38,612,785	-
Financials	353,833,260	-	353,833,260	-
Health Care	107,705,072	16,048,890	91,656,182	-
Industrials	88,485,540	-	60,218,361	28,267,179
Information Technology	404,383,912	82,571,942	321,811,970	-
Materials	61,678,630	-	61,678,630	-
Telecommunication Services	22,310,941	-	22,310,941	-
Utilities	31,594,888	-	31,594,888	-
Money Market Funds	47,441,926	47,441,926	-	-
Total Investments in Securities:	$ 1,393,544,265	$ 201,862,018	$ 1,163,415,068	$ 28,267,179

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 669,147,097
Level 2 to Level 1	$ 0
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Industrials
Beginning Balance	$ -
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	2,389,470
Cost of Purchases	25,877,709
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 28,267,179
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2014	$ 2,389,470

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity China Region Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $19,548,659) - See accompanying schedule: Unaffiliated issuers (cost $1,070,347,840)	$ 1,329,736,312
Fidelity Central Funds (cost $47,441,926)	47,441,926
Other affiliated issuers (cost $19,184,203)	16,366,027
Total Investments (cost $1,136,973,969)		$ 1,393,544,265
Receivable for investments sold		52,465,068
Receivable for fund shares sold		988,378
Dividends receivable		329,862
Distributions receivable from Fidelity Central Funds		37,626
Prepaid expenses		3,610
Other receivables		4,015
Total assets		1,447,372,824

Liabilities
Payable for investments purchased	$ 12,753,679
Payable for fund shares redeemed	1,510,146
Accrued management fee	804,397
Distribution and service plan fees payable	16,466
Other affiliated payables	291,691
Other payables and accrued expenses	218,221
Collateral on securities loaned, at value	19,920,468
Total liabilities		35,515,068

Net Assets		$ 1,411,857,756
Net Assets consist of:
Paid in capital		$ 974,321,960
Undistributed net investment income		12,102,115
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		168,866,752
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		256,566,929
Net Assets		$ 1,411,857,756

Statement of Assets and Liabilities - continued

October 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,728,406 ÷ 635,635 shares)	$ 34.18

Maximum offering price per share (100/94.25 of $34.18)	$ 36.27
Class T: Net Asset Value and redemption price per share ($6,304,510 ÷ 185,307 shares)	$ 34.02

Maximum offering price per share (100/96.50 of $34.02)	$ 35.25
Class B: Net Asset Value and offering price per share ($1,214,728 ÷ 35,953 shares)A	$ 33.79

Class C: Net Asset Value and offering price per share ($10,445,320 ÷ 311,213 shares)A	$ 33.56

China Region: Net Asset Value, offering price and redemption price per share ($1,352,761,044 ÷ 39,193,680 shares)	$ 34.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,403,748 ÷ 564,215 shares)	$ 34.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2014

Investment Income
Dividends (including $301,429 earned from other affiliated issuers)		$ 30,329,969
Income from Fidelity Central Funds		676,582
Income before foreign taxes withheld		31,006,551
Less foreign taxes withheld		(2,474,171)
Total income		28,532,380

Expenses
Management fee	$ 10,030,908
Transfer agent fees	2,889,779
Distribution and service plan fees	181,114
Accounting and security lending fees	653,013
Custodian fees and expenses	481,516
Independent trustees' compensation	5,913
Registration fees	101,011
Audit	75,238
Legal	5,129
Interest	1,179
Miscellaneous	193,469
Total expenses before reductions	14,618,269
Expense reductions	(11,806)	14,606,463
Net investment income (loss)		13,925,917
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	190,988,583
Other affiliated issuers	886,333
Foreign currency transactions	(88,007)
Total net realized gain (loss)		191,786,909
Change in net unrealized appreciation (depreciation) on: Investment securities	(115,262,118)
Assets and liabilities in foreign currencies	1,690
Total change in net unrealized appreciation (depreciation)		(115,260,428)
Net gain (loss)		76,526,481
Net increase (decrease) in net assets resulting from operations		$ 90,452,398

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,925,917	$ 18,038,729
Net realized gain (loss)	191,786,909	182,630,699
Change in net unrealized appreciation (depreciation)	(115,260,428)	120,639,628
Net increase (decrease) in net assets resulting from operations	90,452,398	321,309,056
Distributions to shareholders from net investment income	(15,459,434)	(19,616,401)
Distributions to shareholders from net realized gain	(136,131,549)	-
Total distributions	(151,590,983)	(19,616,401)
Share transactions - net increase (decrease)	1,574,280	(122,395,498)
Redemption fees	349,352	393,175
Total increase (decrease) in net assets	(59,214,953)	179,690,332

Net Assets
Beginning of period	1,471,072,709	1,291,382,377
End of period (including undistributed net investment income of $12,102,115 and undistributed net investment income of $15,463,609, respectively)	$ 1,411,857,756	$ 1,471,072,709

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.56	$ 28.53	$ 27.28	$ 31.61	$ 26.47
Income from Investment Operations
Net investment income (loss) C	.21	.30	.36	.33	.25
Net realized and unrealized gain (loss)	2.01 H	7.06	1.42	(4.33)	5.15
Total from investment operations	2.22	7.36	1.78	(4.00)	5.40
Distributions from net investment income	(.30)	(.34)	(.19)	(.31)	(.20)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(3.61)	(.34)	(.53)	(.34)	(.27)
Redemption fees added to paid in capital C	.01	.01	- G	.01	.01
Net asset value, end of period	$ 34.18	$ 35.56	$ 28.53	$ 27.28	$ 31.61
Total ReturnA, B	6.45% H	26.07%	6.70%	(12.79)%	20.54%
Ratios to Average Net Assets D, F
Expenses before reductions	1.35%	1.35%	1.36%	1.37%	1.38%
Expenses net of fee waivers, if any	1.35%	1.35%	1.36%	1.37%	1.38%
Expenses net of all reductions	1.35%	1.31%	1.29%	1.31%	1.31%
Net investment income (loss)	.64%	.94%	1.35%	1.07%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,728	$ 20,623	$ 13,539	$ 14,808	$ 16,047
Portfolio turnover rateE	87%	92%	107%	87%	57%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BTotal returns do not include the effect of the sales charges. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share. HAmount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.42%.

Financial Highlights - Class T

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.40	$ 28.40	$ 27.13	$ 31.48	$ 26.40
Income from Investment Operations
Net investment income (loss) C	.12	.21	.29	.25	.18
Net realized and unrealized gain (loss)	1.99 J	7.04	1.40	(4.32)	5.13
Total from investment operations	2.11	7.25	1.69	(4.07)	5.31
Distributions from net investment income	(.19)	(.26)	(.08)	(.27)	(.18)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(3.50)	(.26)	(.42)	(.29) H	(.24) I
Redemption fees added to paid in capital C	.01	.01	- G	.01	.01
Net asset value, end of period	$ 34.02	$ 35.40	$ 28.40	$ 27.13	$ 31.48
Total ReturnA, B	6.15% J	25.74%	6.38%	(13.04)%	20.27%
Ratios to Average Net Assets D, F
Expenses before reductions	1.65%	1.64%	1.64%	1.63%	1.64%
Expenses net of fee waivers, if any	1.65%	1.64%	1.64%	1.63%	1.64%
Expenses net of all reductions	1.65%	1.60%	1.57%	1.57%	1.58%
Net investment income (loss)	.35%	.65%	1.06%	.81%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,305	$ 5,965	$ 4,349	$ 5,281	$ 6,070
Portfolio turnover rateE	87%	92%	107%	87%	57%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BTotal returns do not include the effect of the sales charges. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share. HTotal distributions of $.29 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.025 per share. ITotal distributions of $.24 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.065 per share. JAmount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.12	$ 28.16	$ 26.94	$ 31.23	$ 26.28
Income from Investment Operations
Net investment income (loss) C	(.04)	.06	.16	.10	.04
Net realized and unrealized gain (loss)	1.99 H	6.99	1.40	(4.29)	5.09
Total from investment operations	1.95	7.05	1.56	(4.19)	5.13
Distributions from net investment income	-	(.10)	-	(.08)	(.12)
Distributions from net realized gain	(3.29)	-	(.34)	(.03)	(.07)
Total distributions	(3.29)	(.10)	(.34)	(.11)	(.19)
Redemption fees added to paid in capital C	.01	.01	- G	.01	.01
Net asset value, end of period	$ 33.79	$ 35.12	$ 28.16	$ 26.94	$ 31.23
Total ReturnA, B	5.68% H	25.12%	5.90%	(13.45)%	19.63%
Ratios to Average Net Assets D, F
Expenses before reductions	2.11%	2.10%	2.11%	2.12%	2.14%
Expenses net of fee waivers, if any	2.11%	2.10%	2.11%	2.12%	2.14%
Expenses net of all reductions	2.11%	2.07%	2.04%	2.06%	2.08%
Net investment income (loss)	(.12)%	.19%	.59%	.32%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,215	$ 1,494	$ 1,533	$ 1,801	$ 2,496
Portfolio turnover rateE	87%	92%	107%	87%	57%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BTotal returns do not include the effect of the contingent deferred sales charge. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share. HAmount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 5.65%.

Financial Highlights - Class C

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.99	$ 28.07	$ 26.86	$ 31.19	$ 26.25
Income from Investment Operations
Net investment income (loss) C	(.02)	.06	.16	.10	.04
Net realized and unrealized gain (loss)	1.97 H	6.97	1.39	(4.28)	5.09
Total from investment operations	1.95	7.03	1.55	(4.18)	5.13
Distributions from net investment income	(.08)	(.12)	-	(.13)	(.13)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(3.39)	(.12)	(.34)	(.16)	(.20)
Redemption fees added to paid in capital C	.01	.01	- G	.01	.01
Net asset value, end of period	$ 33.56	$ 34.99	$ 28.07	$ 26.86	$ 31.19
Total ReturnA, B	5.71% H	25.14%	5.88%	(13.46)%	19.66%
Ratios to Average Net Assets D, F
Expenses before reductions	2.07%	2.10%	2.11%	2.12%	2.14%
Expenses net of fee waivers, if any	2.07%	2.10%	2.11%	2.12%	2.14%
Expenses net of all reductions	2.07%	2.07%	2.04%	2.06%	2.07%
Net investment income (loss)	(.07)%	.19%	.59%	.32%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,445	$ 6,957	$ 4,515	$ 5,230	$ 5,938
Portfolio turnover rateE	87%	92%	107%	87%	57%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BTotal returns do not include the effect of the contingent deferred sales charge. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share. HAmount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 5.68%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - China Region

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.83	$ 28.73	$ 27.49	$ 31.81	$ 26.55
Income from Investment Operations
Net investment income (loss) B	.33	.41	.45	.44	.34
Net realized and unrealized gain (loss)	2.03	7.11	1.42	(4.37)	5.18
Total from investment operations	2.36	7.52	1.87	(3.93)	5.52
Distributions from net investment income	(.38)	(.43)	(.29)	(.38)	(.21)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(3.69)	(.43)	(.63)	(.40) G	(.27) H
Redemption fees added to paid in capital B	.01	.01	- F	.01	.01
Net asset value, end of period	$ 34.51	$ 35.83	$ 28.73	$ 27.49	$ 31.81
Total ReturnA	6.83% I	26.51%	7.01%	(12.52)%	20.97%
Ratios to Average Net Assets C, E
Expenses before reductions	1.01%	1.02%	1.04%	1.04%	1.06%
Expenses net of fee waivers, if any	1.01%	1.02%	1.04%	1.04%	1.06%
Expenses net of all reductions	1.01%	.98%	.98%	.98%	1.00%
Net investment income (loss)	.99%	1.27%	1.66%	1.40%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,352,761	$ 1,425,828	$ 1,265,488	$ 1,515,084	$ 2,130,070
Portfolio turnover rateD	87%	92%	107%	87%	57%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share. GTotal distributions of $.40 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.025 per share. HTotal distributions of $.27 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.065 per share. IAmount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.80%.

Financial Highlights - Institutional Class

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.75	$ 28.68	$ 27.46	$ 31.79	$ 26.55
Income from Investment Operations
Net investment income (loss) B	.34	.42	.45	.43	.33
Net realized and unrealized gain (loss)	2.02 I	7.10	1.42	(4.37)	5.18
Total from investment operations	2.36	7.52	1.87	(3.94)	5.51
Distributions from net investment income	(.43)	(.46)	(.31)	(.37)	(.22)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(3.73) G	(.46)	(.65)	(.40)	(.28) H
Redemption fees added to paid in capital B	.01	.01	- F	.01	.01
Net asset value, end of period	$ 34.39	$ 35.75	$ 28.68	$ 27.46	$ 31.79
Total ReturnA	6.87% I	26.58%	7.02%	(12.56)%	20.92%
Ratios to Average Net Assets C, E
Expenses before reductions	.98%	.97%	1.04%	1.06%	1.11%
Expenses net of fee waivers, if any	.98%	.97%	1.04%	1.06%	1.11%
Expenses net of all reductions	.98%	.93%	.98%	1.01%	1.04%
Net investment income (loss)	1.01%	1.32%	1.66%	1.38%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,404	$ 10,206	$ 1,958	$ 2,034	$ 1,904
Portfolio turnover rateD	87%	92%	107%	87%	57%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share. GTotal distributions of $3.73 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $3.306 per share. HTotal distributions of $.28 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.065 per share. IAmount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.84%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

1. Organization.

Fidelity China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, China Region and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. For equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 301,483,422
Gross unrealized depreciation	(49,372,983)
Net unrealized appreciation (depreciation) on securities	$ 252,110,439

Tax Cost	$ 1,141,433,826

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 14,267,573
Undistributed long-term capital gain	$ 171,161,157
Net unrealized appreciation (depreciation) on securities and other investments	$ 252,107,263

The tax character of distributions paid was as follows:

	October 31, 2014	October 31, 2013
Ordinary Income	$ 31,270,708	$ 19,616,401
Long-term Capital Gains	120,320,275	-
Total	$ 151,590,983	$ 19,616,401

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,216,295,804 and $1,347,211,405, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 52,360	$ 455
Class T	.25%	.25%	30,711	64
Class B	.75%	.25%	13,280	9,980
Class C	.75%	.25%	84,763	28,264
			$ 181,114	$ 38,763

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,412
Class T	4,754
Class B*	2,798
Class C*	2,676
$ 27,640

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 61,885.30
Class T	20,878.34
Class B	4,022.30
Class C	22,393.26
China Region	2,758,480.20
Institutional Class	22,121.17
	$ 2,889,779

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,336 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,128,000.29%		$ 1,153

Other. During the period, the investment adviser reimbursed the Fund $430,241 for an operational error which is included in Net Realized Gain (Loss) in the accompanying Statement of Operations.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,340 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds Total security lending income during the period amounted to $629,835, including $2,716 securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $1,623,000. The weighted average interest rate was .57%. The interest expense amounted to $26 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expense during the period in the amount of $11,806.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2014	2013
From net investment income
Class A	$ 180,108	$ 161,788
Class T	32,344	40,503
Class B	-	4,993
Class C	17,191	18,782
China Region	15,122,632	19,344,002
Institutional Class	107,159	46,333
Total	$ 15,459,434	$ 19,616,401

Annual Report

10. Distributions to Shareholders - continued

Years ended October 31,	2014	2013
From net realized gain
Class A	$ 1,978,191	$ -
Class T	554,033	-
Class B	137,166	-
Class C	701,626	-
China Region	131,926,962	-
Institutional Class	833,571	-
Total	$ 136,131,549	$ -

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended October 31,	2014	2013	2014	2013
Class A
Shares sold	299,718	284,743	$ 10,085,846	$ 9,232,019
Reinvestment of distributions	60,028	5,112	2,013,956	151,768
Shares redeemed	(304,062)	(184,522)	(10,090,492)	(5,803,916)
Net increase (decrease)	55,684	105,333	$ 2,009,310	$ 3,579,871
Class T
Shares sold	59,364	70,191	$ 1,971,301	$ 2,215,632
Reinvestment of distributions	17,176	1,321	574,877	39,167
Shares redeemed	(59,747)	(56,116)	(1,983,826)	(1,759,294)
Net increase (decrease)	16,793	15,396	$ 562,352	$ 495,505
Class B
Shares sold	1,463	6,343	$ 48,104	$ 197,892
Reinvestment of distributions	3,586	151	119,685	4,455
Shares redeemed	(11,640)	(18,382)	(382,157)	(569,584)
Net increase (decrease)	(6,591)	(11,888)	$ (214,368)	$ (367,237)
Class C
Shares sold	172,291	120,235	$ 5,779,242	$ 3,792,024
Reinvestment of distributions	18,485	573	612,773	16,859
Shares redeemed	(78,373)	(82,838)	(2,559,009)	(2,577,162)
Net increase (decrease)	112,403	37,970	$ 3,833,006	$ 1,231,721
China Region
Shares sold	6,962,379	11,534,725	$ 236,836,534	$ 362,586,439
Reinvestment of distributions	4,157,611	622,145	140,360,927	18,558,580
Shares redeemed	(11,721,340)	(16,406,195)	(391,493,808)	(515,921,780)
Net increase (decrease)	(601,350)	(4,249,325)	$ (14,296,347)	$ (134,776,761)
Institutional Class
Shares sold	632,067	333,624	$ 21,560,054	$ 11,106,364
Reinvestment of distributions	23,866	1,452	802,629	43,199
Shares redeemed	(377,199)	(117,838)	(12,682,356)	(3,708,160)
Net increase (decrease)	278,734	217,238	$ 9,680,327	$ 7,441,403

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and the Shareholders of Fidelity China Region Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity China Region Fund (a fund of Fidelity Investment Trust) at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity China Region Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 19, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughoutthe year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 174 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), Director of Fidelity SelectCo, LLC (2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc.(2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as a Director and Chief Compliance Officer of Fidelity Management & Research (U.K.) Inc. (2013-present) and is an employee of Fidelity Investments.

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (2014-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity China Region Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	12/08/2014	12/05/2014	$0.359	$4.239

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2014, $171,167,356, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 1% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 26% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Institutional Class	12/09/13	$0.6959	$0.0509

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity China Region Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2011.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group comparison is not shown below.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity China Region Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity China Region Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.,
Boston, MA

(Fidelity Investment logo)(registered trademark)

AHKCI-UANN-1214
1.861450.106

Fidelity Advisor®

Japan

Fund - Class A, Class T, Class B, and Class C

Annual Report

October 31, 2014

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are
classes of Fidelity® Japan Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	-7.81%	3.88%	2.24%
Class T (incl. 3.50% sales charge) B	-5.83%	4.15%	2.37%
Class B (incl. contingent deferred sales charge) C	-7.77%	4.18%	2.55%
Class C (incl. contingent deferred sales charge) D	-3.87%	4.54%	2.56%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on December 14, 2010. Returns prior to December 14, 2010, are those of Fidelity® Japan Fund, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to December 14, 2010, would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on December 14, 2010. Returns prior to December 14, 2010, are those of Fidelity® Japan Fund, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to December 14, 2010, would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on December 14, 2010. Returns prior to December 14, 2010, are those of Fidelity Japan Fund, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to December 14, 2010, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on December 14, 2010. Returns prior to December 14, 2010, are those of Fidelity Japan Fund, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to December 14, 2010, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Japan Fund - Class A on October 31, 2004, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Tokyo Stock Price Index (TOPIX) performed over the same period. See footnote A above for additional information regarding the performance of Class A.

-

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October market decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. The MSCI EAFE Index, representing non-U.S. developed markets, returned -0.48% for the year, driven partly by late-period concern that the eurozone could slip into deflation. The MSCI Emerging Markets Index returned 0.98% for the year, held back for much of the period by concerns that a slowing Chinese economy may dampen earnings for companies that do business there.

Comments from Kirk Neureiter, who became Portfolio Manager of Fidelity Advisor® Japan Fund on March 1, 2014: For the year, the fund's Class A, Class T, Class B and Class C shares returned -2.18%, -2.42%, -2.92% and -2.90%, respectively (excluding sales charges), lagging the -0.29% return of the Tokyo Stock Price Index. Versus the index, the fund's performance suffered from stock selection in the consumer discretionary sector. For example, the fund's largest detractor was a sizable overweighting in Rakuten - Japan's largest Internet shopping site - which I bought in March. While e-tailing stocks generally performed well globally, the problem here was weaker-than-expected profits as the company moved to expand overseas. Also within this sector, a large overweighting in automaker Honda Motor worked against us. Aside from these detractors, a number of positions in consumer durables & apparel disappointed me. Elsewhere, performance was hampered by two real estate stocks, AEON Mall and Nomura Real Estate Holdings, the latter of which I sold from the fund. Conversely, a meaningful overweighting in drug company Astellas Pharma was the fund's largest contributor. I thought this stock had a number of factors in its favor, including the U.S. Food and Drug Administration's approval of a new use for Xtandi®, the prostate cancer drug co-developed by Astellas and Medivation. Suzuki Motor also bolstered relative results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Japan Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Class A	1.22%
Actual		$ 1,000.00	$ 1,053.30	$ 6.31
HypotheticalA		$ 1,000.00	$ 1,019.06	$ 6.21
Class T	1.52%
Actual		$ 1,000.00	$ 1,051.60	$ 7.86
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Class B	1.99%
Actual		$ 1,000.00	$ 1,049.50	$ 10.28
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Class C	1.92%
Actual		$ 1,000.00	$ 1,048.90	$ 9.92
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Japan	.89%
Actual		$ 1,000.00	$ 1,055.10	$ 4.61
HypotheticalA		$ 1,000.00	$ 1,020.72	$ 4.53
Institutional Class	.87%
Actual		$ 1,000.00	$ 1,054.20	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,020.82	$ 4.43

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Japan Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2014
Japan	96.0%
United States of America*	2.4%
Korea (South)	1.6%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2014
Japan	98.3%
United States of America*	1.2%
Korea (South)	0.5%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.6	98.8
Short-Term Investments and Net Other Assets (Liabilities)	2.4	1.2
Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Astellas Pharma, Inc. (Pharmaceuticals)	5.5	4.0
Japan Tobacco, Inc. (Tobacco)	5.3	5.8
Hoya Corp. (Electronic Equipment & Components)	4.5	3.8
East Japan Railway Co. (Road & Rail)	4.3	4.1
Mitsubishi UFJ Financial Group, Inc. (Banks)	3.8	3.5
Honda Motor Co. Ltd. (Automobiles)	3.8	4.0
Rakuten, Inc. (Internet & Catalog Retail)	3.6	4.2
KDDI Corp. (Wireless Telecommunication Services)	3.5	2.9
Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	3.4	3.2
SoftBank Corp. (Wireless Telecommunication Services)	3.3	3.4
	41.0
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.2	21.9
Financials	18.0	18.8
Information Technology	15.1	12.0
Industrials	13.5	16.4
Telecommunication Services	8.8	8.5
Health Care	8.0	6.7
Consumer Staples	7.7	7.5
Materials	2.9	3.7
Utilities	1.8	1.6
Energy	0.6	1.7

Annual Report

Fidelity Japan Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 21.2%
Auto Components - 3.1%
Bridgestone Corp.	240,300	$ 8,030,285
Sumitomo Electric Industries Ltd.	505,100	6,904,007
		14,934,292
Automobiles - 11.2%
Honda Motor Co. Ltd.	557,800	17,832,444
Mazda Motor Corp.	326,600	7,716,513
Suzuki Motor Corp.	383,000	12,837,590
Toyota Motor Corp.	243,300	14,641,116
		53,027,663
Household Durables - 0.8%
Iida Group Holdings Co. Ltd.	339,400	3,771,468
Internet & Catalog Retail - 3.6%
Rakuten, Inc.	1,496,900	16,879,753
Leisure Products - 0.7%
Sega Sammy Holdings, Inc.	213,800	3,396,325
Multiline Retail - 1.8%
Don Quijote Holdings Co. Ltd.	139,300	8,346,286
TOTAL CONSUMER DISCRETIONARY		100,355,787
CONSUMER STAPLES - 7.7%
Food & Staples Retailing - 2.4%
Seven & i Holdings Co., Ltd.	158,200	6,178,679
Sundrug Co. Ltd.	41,700	2,014,426
Tsuruha Holdings, Inc.	24,800	1,464,211
Welcia Holdings Co. Ltd. (d)	45,700	1,526,714
		11,184,030
Tobacco - 5.3%
Japan Tobacco, Inc.	745,000	25,418,696
TOTAL CONSUMER STAPLES		36,602,726
ENERGY - 0.6%
Energy Equipment & Services - 0.6%
Modec, Inc. (d)	114,400	2,734,527
FINANCIALS - 18.0%
Banks - 4.8%
Mitsubishi UFJ Financial Group, Inc.	3,069,200	17,891,027
Sumitomo Mitsui Financial Group, Inc.	117,900	4,808,305
		22,699,332
Capital Markets - 0.6%
Monex Group, Inc.	1,190,400	3,038,273
Consumer Finance - 1.7%
ACOM Co. Ltd. (a)(d)	2,413,300	8,044,128
Diversified Financial Services - 4.4%
Japan Exchange Group, Inc.	255,300	6,332,992
ORIX Corp.	1,050,000	14,574,256
		20,907,248

	Shares	Value
Insurance - 1.9%
Tokio Marine Holdings, Inc.	279,600	$ 8,966,249
Real Estate Investment Trusts - 0.1%
Nippon Healthcare Investment Corp. (a)	255	340,530
Real Estate Management & Development - 4.5%
AEON Mall Co. Ltd.	282,700	5,189,181
Mitsui Fudosan Co. Ltd.	507,000	16,308,385
		21,497,566
TOTAL FINANCIALS		85,493,326
HEALTH CARE - 8.0%
Health Care Providers & Services - 2.5%
Message Co. Ltd.	243,700	7,659,040
Miraca Holdings, Inc.	104,100	4,370,061
		12,029,101
Pharmaceuticals - 5.5%
Astellas Pharma, Inc.	1,679,000	26,058,915
TOTAL HEALTH CARE		38,088,016
INDUSTRIALS - 13.5%
Building Products - 0.4%
Toto Ltd.	170,000	1,918,260
Construction & Engineering - 1.4%
Toshiba Plant Systems & Services Corp.	386,100	6,462,654
Electrical Equipment - 1.7%
Mitsubishi Electric Corp.	641,000	8,264,926
Machinery - 3.5%
Komatsu Ltd.	358,700	8,468,677
Makita Corp.	142,400	7,974,271
		16,442,948
Professional Services - 0.1%
Recruit Holdings Co. Ltd. (a)	18,000	615,214
Road & Rail - 4.3%
East Japan Railway Co.	262,400	20,494,289
Trading Companies & Distributors - 2.1%
Misumi Group, Inc.	96,100	3,032,328
Mitsui & Co. Ltd.	457,100	6,901,781
		9,934,109
TOTAL INDUSTRIALS		64,132,400
INFORMATION TECHNOLOGY - 15.1%
Electronic Equipment & Components - 10.4%
Azbil Corp.	207,200	4,996,727
Hitachi Ltd.	1,616,000	12,697,680
Hoya Corp.	599,300	21,207,334
OMRON Corp.	57,300	2,712,277
Shimadzu Corp.	902,000	7,848,588
		49,462,606
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.8%
Kakaku.com, Inc.	627,200	$ 8,539,636
NAVER Corp.	6,964	4,887,040
		13,426,676
Technology Hardware, Storage & Peripherals - 1.9%
NEC Corp.	1,232,000	4,356,818
Samsung Electronics Co. Ltd.	2,496	2,889,886
Wacom Co. Ltd. (d)	409,400	1,570,783
		8,817,487
TOTAL INFORMATION TECHNOLOGY		71,706,769
MATERIALS - 2.9%
Chemicals - 2.9%
JSR Corp.	289,800	5,218,793
Shin-Etsu Chemical Co., Ltd.	134,800	8,652,628
		13,871,421
TELECOMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 2.0%
Nippon Telegraph & Telephone Corp.	155,200	9,656,367
Wireless Telecommunication Services - 6.8%
KDDI Corp.	252,800	16,601,239
SoftBank Corp.	212,300	15,455,316
		32,056,555
TOTAL TELECOMMUNICATION SERVICES		41,712,922
UTILITIES - 1.8%
Electric Utilities - 1.8%
Kansai Electric Power Co., Inc. (a)	867,400	8,566,019
TOTAL COMMON STOCKS (Cost $455,888,737)		463,263,913
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	8,216,518	$ 8,216,518
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	11,341,321	11,341,321
TOTAL MONEY MARKET FUNDS (Cost $19,557,839)		19,557,839
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $475,446,576)		482,821,752
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(7,887,265)
NET ASSETS - 100%		$ 474,934,487
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,768
Fidelity Securities Lending Cash Central Fund	55,872
Total	$ 59,640
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 100,355,787	$ -	$ 100,355,787	$ -
Consumer Staples	36,602,726	-	36,602,726	-
Energy	2,734,527	-	2,734,527	-
Financials	85,493,326	-	85,493,326	-
Health Care	38,088,016	-	38,088,016	-
Industrials	64,132,400	-	64,132,400	-
Information Technology	71,706,769	7,776,926	63,929,843	-
Materials	13,871,421	-	13,871,421	-
Telecommunication Services	41,712,922	-	41,712,922	-
Utilities	8,566,019	-	8,566,019	-
Money Market Funds	19,557,839	19,557,839	-	-
Total Investments in Securities:	$ 482,821,752	$ 27,334,765	$ 455,486,987	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Japan Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $10,754,091) - See accompanying schedule: Unaffiliated issuers (cost $455,888,737)	$ 463,263,913
Fidelity Central Funds (cost $19,557,839)	19,557,839
Total Investments (cost $475,446,576)		$ 482,821,752
Receivable for investments sold		1,921,907
Receivable for fund shares sold		4,452,511
Dividends receivable		2,854,510
Distributions receivable from Fidelity Central Funds		6,058
Prepaid expenses		1,350
Other receivables		317
Total assets		492,058,405

Liabilities
Payable for investments purchased	$ 4,936,152
Payable for fund shares redeemed	421,497
Accrued management fee	237,307
Distribution and service plan fees payable	16,738
Other affiliated payables	97,331
Other payables and accrued expenses	73,572
Collateral on securities loaned, at value	11,341,321
Total liabilities		17,123,918

Net Assets		$ 474,934,487
Net Assets consist of:
Paid in capital		$ 646,212,371
Undistributed net investment income		3,240,458
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(181,850,831)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,332,489
Net Assets		$ 474,934,487

Statement of Assets and Liabilities - continued

October 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,351,919 ÷ 1,832,689 shares)	$ 11.65

Maximum offering price per share (100/94.25 of $11.65)	$ 12.36
Class T: Net Asset Value and redemption price per share ($4,103,837 ÷ 353,279 shares)	$ 11.62

Maximum offering price per share (100/96.50 of $11.62)	$ 12.04
Class B: Net Asset Value and offering price per share ($451,949 ÷ 38,806 shares)A	$ 11.65

Class C: Net Asset Value and offering price per share ($13,162,073 ÷ 1,136,389 shares)A	$ 11.58

Japan: Net Asset Value, offering price and redemption price per share ($415,611,709 ÷ 35,547,288 shares)	$ 11.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($20,253,000 ÷ 1,734,880 shares)	$ 11.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Japan Fund
Financial Statements - continued

Statement of Operations

	Year ended October 31, 2014
Investment Income
Dividends		$ 9,135,337
Income from Fidelity Central Funds		59,640
Income before foreign taxes withheld		9,194,977
Less foreign taxes withheld		(1,027,088)
Total income		8,167,889

Expenses
Management fee Basic fee	$ 3,488,428
Performance adjustment	(431,891)
Transfer agent fees	976,306
Distribution and service plan fees	212,501
Accounting and security lending fees	258,658
Custodian fees and expenses	55,226
Independent trustees' compensation	2,118
Registration fees	80,653
Audit	69,999
Legal	1,858
Interest	1,495
Miscellaneous	5,951
Total expenses before reductions	4,721,302
Expense reductions	(1,228)	4,720,074
Net investment income (loss)		3,447,815
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,053,235)
Foreign currency transactions	(186,138)
Total net realized gain (loss)		(3,239,373)
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,697,939)
Assets and liabilities in foreign currencies	(50,863)
Total change in net unrealized appreciation (depreciation)		(11,748,802)
Net gain (loss)		(14,988,175)
Net increase (decrease) in net assets resulting from operations		$ (11,540,360)

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,447,815	$ 5,017,815
Net realized gain (loss)	(3,239,373)	22,342,026
Change in net unrealized appreciation (depreciation)	(11,748,802)	92,633,788
Net increase (decrease) in net assets resulting from operations	(11,540,360)	119,993,629
Distributions to shareholders from net investment income	(4,561,447)	(5,641,978)
Distributions to shareholders from net realized gain	(402,380)	(3,106,863)
Total distributions	(4,963,827)	(8,748,841)
Share transactions - net increase (decrease)	(48,052,746)	51,180,009
Redemption fees	110,748	461,366
Total increase (decrease) in net assets	(64,446,185)	162,886,163

Net Assets
Beginning of period	539,380,672	376,494,509
End of period (including undistributed net investment income of $3,240,458 and undistributed net investment income of $4,547,036, respectively)	$ 474,934,487	$ 539,380,672

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.00	$ 9.30	$ 9.54	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.05	.08	.09	.09
Net realized and unrealized gain (loss)	(.31)	2.80	(.15)	(1.39)
Total from investment operations	(.26)	2.88	(.06)	(1.30)
Distributions from net investment income	(.08)	(.11)	(.13)	-
Distributions from net realized gain	(.01)	(.08)	(.05)	-
Total distributions	(.09)	(.19)	(.18)	-
Redemption fees added to paid in capital E	- K	.01	- K	.01
Net asset value, end of period	$ 11.65	$ 12.00	$ 9.30	$ 9.54
Total ReturnB, C, D	(2.18)%	31.58%	(.64)%	(11.91)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.23%	1.26%	1.42%	1.20%A
Expenses net of fee waivers, if any	1.23%	1.26%	1.38%	1.20%A
Expenses net of all reductions	1.23%	1.25%	1.36%	1.16%A
Net investment income (loss)	.41%	.75%	.94%	1.02%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,352	$ 20,520	$ 9,495	$ 13,208
Portfolio turnover rateG	112%	68%	52%	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class T

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 9.28	$ 9.51	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.01	.05	.06	.07
Net realized and unrealized gain (loss)	(.30)	2.78	(.13)	(1.40)
Total from investment operations	(.29)	2.83	(.07)	(1.33)
Distributions from net investment income	(.04)	(.08)	(.11)	-
Distributions from net realized gain	(.01)	(.08)	(.05)	-
Total distributions	(.05)	(.16)	(.16)	-
Redemption fees added to paid in capital E	- K	.01	- K	.01
Net asset value, end of period	$ 11.62	$ 11.96	$ 9.28	$ 9.51
Total ReturnB, C, D	(2.42)%	31.04%	(.75)%	(12.19)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.54%	1.55%	1.70%	1.48%A
Expenses net of fee waivers, if any	1.54%	1.55%	1.66%	1.48%A
Expenses net of all reductions	1.54%	1.53%	1.64%	1.44%A
Net investment income (loss)	.10%	.46%	.66%	.74%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,104	$ 5,357	$ 3,934	$ 4,643
Portfolio turnover rateG	112%	68%	52%	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.00	$ 9.26	$ 9.47	$ 10.83
Income from Investment Operations
Net investment income (loss) E	(.04)	- K	.02	.02
Net realized and unrealized gain (loss)	(.31)	2.80	(.14)	(1.39)
Total from investment operations	(.35)	2.80	(.12)	(1.37)
Distributions from net investment income	-	-	(.04)	-
Distributions from net realized gain	-	(.07)	(.05)	-
Total distributions	-	(.07)	(.09)	-
Redemption fees added to paid in capital E	- K	.01	- K	.01
Net asset value, end of period	$ 11.65	$ 12.00	$ 9.26	$ 9.47
Total ReturnB, C, D	(2.92)%	30.52%	(1.24)%	(12.56)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.02%	2.02%	2.17%	1.95%A
Expenses net of fee waivers, if any	2.02%	2.02%	2.13%	1.95%A
Expenses net of all reductions	2.02%	2.01%	2.11%	1.91%A
Net investment income (loss)	(.37)%	(.02)%	.19%	.27%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 452	$ 874	$ 1,012	$ 1,458
Portfolio turnover rateG	112%	68%	52%	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class C

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 9.25	$ 9.48	$ 10.83
Income from Investment Operations
Net investment income (loss) E	(.03)	- K	.02	.03
Net realized and unrealized gain (loss)	(.32)	2.79	(.14)	(1.39)
Total from investment operations	(.35)	2.79	(.12)	(1.36)
Distributions from net investment income	(.03)	(.01)	(.06)	-
Distributions from net realized gain	(.01)	(.08)	(.05)	-
Total distributions	(.03) L	(.09)	(.11)	-
Redemption fees added to paid in capital E	- K	.01	- K	.01
Net asset value, end of period	$ 11.58	$ 11.96	$ 9.25	$ 9.48
Total ReturnB, C, D	(2.90)%	30.55%	(1.27)%	(12.47)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93%	1.97%	2.15%	1.92%A
Expenses net of fee waivers, if any	1.93%	1.97%	2.11%	1.92%A
Expenses net of all reductions	1.93%	1.95%	2.09%	1.88%A
Net investment income (loss)	(.29)%	.04%	.21%	.30%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,162	$ 11,824	$ 7,015	$ 8,750
Portfolio turnover rateG	112%	68%	52%	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share. LTotal distributions of $.03 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Japan

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 9.34	$ 9.57	$ 10.57	$ 10.03
Income from Investment Operations
Net investment income (loss) B	.09	.12	.12	.15	.10
Net realized and unrealized gain (loss)	(.32)	2.79	(.14)	(.75)	.61
Total from investment operations	(.23)	2.91	(.02)	(.60)	.71
Distributions from net investment income	(.11)	(.15)	(.16)	(.20)	(.07)
Distributions from net realized gain	(.01)	(.08)	(.05)	(.21)	(.10)
Total distributions	(.11) H	(.23)	(.21)	(.41)	(.17)
Redemption fees added to paid in capital B	- G	.01	- G	.01	- G
Net asset value, end of period	$ 11.69	$ 12.03	$ 9.34	$ 9.57	$ 10.57
Total ReturnA	(1.90)%	31.92%	(.19)%	(6.00)%	7.12%
Ratios to Average Net Assets C, E
Expenses before reductions	.90%	.93%	1.09%	.86%	.93%
Expenses net of fee waivers, if any	.90%	.93%	1.06%	.84%	.93%
Expenses net of all reductions	.90%	.91%	1.04%	.80%	.93%
Net investment income (loss)	.74%	1.08%	1.26%	1.38%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 415,612	$ 480,773	$ 353,550	$ 450,417	$ 649,316
Portfolio turnover rateD	112%	68%	52%	134% F	43%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FThe portfolio turnover rate does not include the assets acquired in the merger. GAmount represents less than $.01 per share. HTotal distributions of $.11 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.009 per share.

Financial Highlights - Institutional Class

Years ended October 31,	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.02	$ 9.33	$ 9.57	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.09	.13	.12	.13
Net realized and unrealized gain (loss)	(.32)	2.78	(.14)	(1.40)
Total from investment operations	(.23)	2.91	(.02)	(1.27)
Distributions from net investment income	(.12)	(.15)	(.17)	-
Distributions from net realized gain	(.01)	(.08)	(.05)	-
Total distributions	(.12) K	(.23)	(.22)	-
Redemption fees added to paid in capital D	- J	.01	- J	.01
Net asset value, end of period	$ 11.67	$ 12.02	$ 9.33	$ 9.57
Total ReturnB, C	(1.90)%	32.04%	(.18)%	(11.63)%
Ratios to Average Net Assets E, H
Expenses before reductions	.89%	.90%	1.03%	.79%A
Expenses net of fee waivers, if any	.89%	.90%	1.01%	.79%A
Expenses net of all reductions	.89%	.88%	.99%	.75%A
Net investment income (loss)	.76%	1.11%	1.31%	1.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,253	$ 20,033	$ 1,488	$ 2,715
Portfolio turnover rateF	112%	68%	52%	134% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JAmount represents less than $.01 per share. KTotal distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

1. Organization.

Fidelity Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Japan and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive-foreign investment companies (PFIC), expiring capital loss carryforwards, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 31,159,526
Gross unrealized depreciation	(28,373,918)
Net unrealized appreciation (depreciation) on securities	$ 2,785,608

Tax Cost	$ 480,036,144

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 3,215,008
Capital loss carryforward	$ (177,261,262)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,768,518

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (3,870,588)
2017	(41,604,070)
2018	(26,887,863)
2019	(98,806,037)
Total with expiration	(171,168,558)
No expiration
Short-term	(3,919,546)
Long-term	(2,173,158)
Total no expiration	(6,092,704)
Total capital loss carryforward	$ (177,261,262)

Due to large redemptions in a prior period, $141,955,883 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $18,885,324 per year.

The Fund acquired $5,487,891 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,371,973 per year.

The tax character of distributions paid was as follows:

	October 31, 2014	October 31, 2013
Ordinary Income	$ 4,963,827	$ 8,748,841

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $556,118,333 and $602,098,005, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan as compared to its benchmark index, the TOPIX, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .61% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 51,842	$ 8,616
Class T	.25%	.25%	23,920	90
Class B	.75%	.25%	6,060	4,547
Class C	.75%	.25%	130,679	51,684
			$ 212,501	$ 64,937

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 24,140
Class T	1,332
Class B*	3,797
Class C*	7,937
$ 37,206

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 56,618.27
Class T	15,620.33
Class B	1,818.30
Class C	28,460.22
Japan	843,257.19
Institutional Class	30,533.18
	$ 976,306

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 42,055,500.32%		$ 1,495

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $826 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $55,872. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,228.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2014	2013
From net investment income
Class A	$ 141,802	$ 106,946
Class T	19,055	32,766
Class C	25,435	8,397
Japan	4,169,355	5,470,176
Institutional Class	205,800	23,693
Total	$ 4,561,447	$ 5,641,978
From net realized gain
Class A	$ 15,756	$ 79,705
Class T	3,988	33,186
Class B	-	6,644
Class C	9,157	55,283
Japan	357,373	2,919,891
Institutional Class	16,106	12,154
Total	$ 402,380	$ 3,106,863

Annual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
Years ended October 31,	2014	2013	2014	2013
Class A
Shares sold	952,008	1,327,321	$ 11,244,440	$ 15,043,376
Reinvestment of distributions	11,439	17,701	136,237	165,861
Shares redeemed	(840,548)	(655,691)	(9,766,930)	(7,373,829)
Net increase (decrease)	122,899	689,331	$ 1,613,747	$ 7,835,408
Class T
Shares sold	64,476	195,003	$ 752,702	$ 2,164,942
Reinvestment of distributions	1,875	6,834	22,328	64,034
Shares redeemed	(160,810)	(178,171)	(1,872,832)	(1,988,129)
Net increase (decrease)	(94,459)	23,666	$ (1,097,802)	$ 240,847
Class B
Shares sold	818	14,757	$ 10,000	$ 173,151
Reinvestment of distributions	-	463	-	4,366
Shares redeemed	(34,849)	(51,705)	(406,096)	(551,755)
Net increase (decrease)	(34,031)	(36,485)	$ (396,096)	$ (374,238)
Class C
Shares sold	496,705	526,927	$ 5,806,151	$ 5,994,932
Reinvestment of distributions	2,168	5,172	25,821	48,618
Shares redeemed	(351,222)	(302,151)	(4,038,883)	(3,208,131)
Net increase (decrease)	147,651	229,948	$ 1,793,089	$ 2,835,419
Japan
Shares sold	4,922,211	14,062,957	$ 57,652,164	$ 157,503,214
Reinvestment of distributions	370,099	872,770	4,407,882	8,177,855
Shares redeemed	(9,716,469)	(12,837,219)	(112,632,153)	(141,848,609)
Net increase (decrease)	(4,424,159)	2,098,508	$ (50,572,107)	$ 23,832,460
Institutional Class
Shares sold	916,937	1,891,907	$ 10,668,831	$ 21,220,551
Reinvestment of distributions	13,570	2,940	161,488	27,514
Shares redeemed	(862,451)	(387,518)	(10,223,896)	(4,437,952)
Net increase (decrease)	68,056	1,507,329	$ 606,423	$ 16,810,113

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 43% of the total outstanding shares of the Fund. Mutual Funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 43% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and the Shareholders of Fidelity Japan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Japan Fund (a fund of Fidelity Investment Trust) at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Japan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 19, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 174 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), Director of Fidelity SelectCo, LLC (2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as a Director and Chief Compliance Officer of Fidelity Management & Research (U.K.) Inc. (2013-present) and is an employee of Fidelity Investments.

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (2014-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

Class A, Class T, Class B and Class C designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Class A	12/09/13	$0.0797	$0.0151
Class T	12/09/13	$0.0509	$0.0151
Class B	12/09/13	$0.0000	$0.0000
Class C	12/09/13	$0.0373	$0.0151

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Japan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in March 2014.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Japan Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Japan Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2013 and the total expense ratio of Class T ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AJPNA-UANN-1214
1.917388.103

Fidelity Advisor®

Japan

Fund - Institutional Class

Annual Report

October 31, 2014

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Japan Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	-1.90%	5.42%	2.99%

A The initial offering of Institutional Class shares took place on December 14, 2010. Returns prior to December 14, 2010, are those of Fidelity® Japan Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Japan Fund - Institutional Class on October 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Tokyo Stock Price Index (TOPIX) performed over the same period. See footnote A above for additional information regarding the performance of Institutional Class.

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Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October market decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. The MSCI EAFE Index, representing non-U.S. developed markets, returned -0.48% for the year, driven partly by late-period concern that the eurozone could slip into deflation. The MSCI Emerging Markets Index returned 0.98% for the year, held back for much of the period by concerns that a slowing Chinese economy may dampen earnings for companies that do business there.

Comments from Kirk Neureiter, who became Portfolio Manager of Fidelity Advisor® Japan Fund on March 1, 2014: For the year, the fund's Institutional Class shares returned -1.90%, lagging the -0.29% return of the Tokyo Stock Price Index. Versus the index, the fund's performance suffered from stock selection in the consumer discretionary sector. For example, the fund's largest detractor was a sizable overweighting in Rakuten - Japan's largest Internet shopping site - which I bought in March. While e-tailing stocks generally performed well globally, the problem here was weaker-than-expected profits as the company moved to expand overseas. Also within this sector, a large overweighting in automaker Honda Motor worked against us. Aside from these two detractors, a number of positions in consumer durables & apparel disappointed me. Elsewhere, performance was hampered by two real estate stocks, AEON Mall and Nomura Real Estate Holdings, the latter of which I sold from the fund. Conversely, a meaningful overweighting in drug company Astellas Pharma was the fund's largest contributor. I thought this stock had a number of factors in its favor, including the U.S. Food and Drug Administration's approval of a new use for Xtandi®, the prostate cancer drug co-developed by Astellas and Medivation. Suzuki Motor also bolstered relative results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Japan Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Class A	1.22%
Actual		$ 1,000.00	$ 1,053.30	$ 6.31
HypotheticalA		$ 1,000.00	$ 1,019.06	$ 6.21
Class T	1.52%
Actual		$ 1,000.00	$ 1,051.60	$ 7.86
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Class B	1.99%
Actual		$ 1,000.00	$ 1,049.50	$ 10.28
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Class C	1.92%
Actual		$ 1,000.00	$ 1,048.90	$ 9.92
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Japan	.89%
Actual		$ 1,000.00	$ 1,055.10	$ 4.61
HypotheticalA		$ 1,000.00	$ 1,020.72	$ 4.53
Institutional Class	.87%
Actual		$ 1,000.00	$ 1,054.20	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,020.82	$ 4.43

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Japan Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2014
Japan	96.0%
United States of America*	2.4%
Korea (South)	1.6%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2014
Japan	98.3%
United States of America*	1.2%
Korea (South)	0.5%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.6	98.8
Short-Term Investments and Net Other Assets (Liabilities)	2.4	1.2
Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Astellas Pharma, Inc. (Pharmaceuticals)	5.5	4.0
Japan Tobacco, Inc. (Tobacco)	5.3	5.8
Hoya Corp. (Electronic Equipment & Components)	4.5	3.8
East Japan Railway Co. (Road & Rail)	4.3	4.1
Mitsubishi UFJ Financial Group, Inc. (Banks)	3.8	3.5
Honda Motor Co. Ltd. (Automobiles)	3.8	4.0
Rakuten, Inc. (Internet & Catalog Retail)	3.6	4.2
KDDI Corp. (Wireless Telecommunication Services)	3.5	2.9
Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	3.4	3.2
SoftBank Corp. (Wireless Telecommunication Services)	3.3	3.4
	41.0
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.2	21.9
Financials	18.0	18.8
Information Technology	15.1	12.0
Industrials	13.5	16.4
Telecommunication Services	8.8	8.5
Health Care	8.0	6.7
Consumer Staples	7.7	7.5
Materials	2.9	3.7
Utilities	1.8	1.6
Energy	0.6	1.7

Annual Report

Fidelity Japan Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 21.2%
Auto Components - 3.1%
Bridgestone Corp.	240,300	$ 8,030,285
Sumitomo Electric Industries Ltd.	505,100	6,904,007
		14,934,292
Automobiles - 11.2%
Honda Motor Co. Ltd.	557,800	17,832,444
Mazda Motor Corp.	326,600	7,716,513
Suzuki Motor Corp.	383,000	12,837,590
Toyota Motor Corp.	243,300	14,641,116
		53,027,663
Household Durables - 0.8%
Iida Group Holdings Co. Ltd.	339,400	3,771,468
Internet & Catalog Retail - 3.6%
Rakuten, Inc.	1,496,900	16,879,753
Leisure Products - 0.7%
Sega Sammy Holdings, Inc.	213,800	3,396,325
Multiline Retail - 1.8%
Don Quijote Holdings Co. Ltd.	139,300	8,346,286
TOTAL CONSUMER DISCRETIONARY		100,355,787
CONSUMER STAPLES - 7.7%
Food & Staples Retailing - 2.4%
Seven & i Holdings Co., Ltd.	158,200	6,178,679
Sundrug Co. Ltd.	41,700	2,014,426
Tsuruha Holdings, Inc.	24,800	1,464,211
Welcia Holdings Co. Ltd. (d)	45,700	1,526,714
		11,184,030
Tobacco - 5.3%
Japan Tobacco, Inc.	745,000	25,418,696
TOTAL CONSUMER STAPLES		36,602,726
ENERGY - 0.6%
Energy Equipment & Services - 0.6%
Modec, Inc. (d)	114,400	2,734,527
FINANCIALS - 18.0%
Banks - 4.8%
Mitsubishi UFJ Financial Group, Inc.	3,069,200	17,891,027
Sumitomo Mitsui Financial Group, Inc.	117,900	4,808,305
		22,699,332
Capital Markets - 0.6%
Monex Group, Inc.	1,190,400	3,038,273
Consumer Finance - 1.7%
ACOM Co. Ltd. (a)(d)	2,413,300	8,044,128
Diversified Financial Services - 4.4%
Japan Exchange Group, Inc.	255,300	6,332,992
ORIX Corp.	1,050,000	14,574,256
		20,907,248

	Shares	Value
Insurance - 1.9%
Tokio Marine Holdings, Inc.	279,600	$ 8,966,249
Real Estate Investment Trusts - 0.1%
Nippon Healthcare Investment Corp. (a)	255	340,530
Real Estate Management & Development - 4.5%
AEON Mall Co. Ltd.	282,700	5,189,181
Mitsui Fudosan Co. Ltd.	507,000	16,308,385
		21,497,566
TOTAL FINANCIALS		85,493,326
HEALTH CARE - 8.0%
Health Care Providers & Services - 2.5%
Message Co. Ltd.	243,700	7,659,040
Miraca Holdings, Inc.	104,100	4,370,061
		12,029,101
Pharmaceuticals - 5.5%
Astellas Pharma, Inc.	1,679,000	26,058,915
TOTAL HEALTH CARE		38,088,016
INDUSTRIALS - 13.5%
Building Products - 0.4%
Toto Ltd.	170,000	1,918,260
Construction & Engineering - 1.4%
Toshiba Plant Systems & Services Corp.	386,100	6,462,654
Electrical Equipment - 1.7%
Mitsubishi Electric Corp.	641,000	8,264,926
Machinery - 3.5%
Komatsu Ltd.	358,700	8,468,677
Makita Corp.	142,400	7,974,271
		16,442,948
Professional Services - 0.1%
Recruit Holdings Co. Ltd. (a)	18,000	615,214
Road & Rail - 4.3%
East Japan Railway Co.	262,400	20,494,289
Trading Companies & Distributors - 2.1%
Misumi Group, Inc.	96,100	3,032,328
Mitsui & Co. Ltd.	457,100	6,901,781
		9,934,109
TOTAL INDUSTRIALS		64,132,400
INFORMATION TECHNOLOGY - 15.1%
Electronic Equipment & Components - 10.4%
Azbil Corp.	207,200	4,996,727
Hitachi Ltd.	1,616,000	12,697,680
Hoya Corp.	599,300	21,207,334
OMRON Corp.	57,300	2,712,277
Shimadzu Corp.	902,000	7,848,588
		49,462,606
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.8%
Kakaku.com, Inc.	627,200	$ 8,539,636
NAVER Corp.	6,964	4,887,040
		13,426,676
Technology Hardware, Storage & Peripherals - 1.9%
NEC Corp.	1,232,000	4,356,818
Samsung Electronics Co. Ltd.	2,496	2,889,886
Wacom Co. Ltd. (d)	409,400	1,570,783
		8,817,487
TOTAL INFORMATION TECHNOLOGY		71,706,769
MATERIALS - 2.9%
Chemicals - 2.9%
JSR Corp.	289,800	5,218,793
Shin-Etsu Chemical Co., Ltd.	134,800	8,652,628
		13,871,421
TELECOMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 2.0%
Nippon Telegraph & Telephone Corp.	155,200	9,656,367
Wireless Telecommunication Services - 6.8%
KDDI Corp.	252,800	16,601,239
SoftBank Corp.	212,300	15,455,316
		32,056,555
TOTAL TELECOMMUNICATION SERVICES		41,712,922
UTILITIES - 1.8%
Electric Utilities - 1.8%
Kansai Electric Power Co., Inc. (a)	867,400	8,566,019
TOTAL COMMON STOCKS (Cost $455,888,737)		463,263,913
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	8,216,518	$ 8,216,518
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	11,341,321	11,341,321
TOTAL MONEY MARKET FUNDS (Cost $19,557,839)		19,557,839
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $475,446,576)		482,821,752
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(7,887,265)
NET ASSETS - 100%		$ 474,934,487
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,768
Fidelity Securities Lending Cash Central Fund	55,872
Total	$ 59,640
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 100,355,787	$ -	$ 100,355,787	$ -
Consumer Staples	36,602,726	-	36,602,726	-
Energy	2,734,527	-	2,734,527	-
Financials	85,493,326	-	85,493,326	-
Health Care	38,088,016	-	38,088,016	-
Industrials	64,132,400	-	64,132,400	-
Information Technology	71,706,769	7,776,926	63,929,843	-
Materials	13,871,421	-	13,871,421	-
Telecommunication Services	41,712,922	-	41,712,922	-
Utilities	8,566,019	-	8,566,019	-
Money Market Funds	19,557,839	19,557,839	-	-
Total Investments in Securities:	$ 482,821,752	$ 27,334,765	$ 455,486,987	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Japan Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $10,754,091) - See accompanying schedule: Unaffiliated issuers (cost $455,888,737)	$ 463,263,913
Fidelity Central Funds (cost $19,557,839)	19,557,839
Total Investments (cost $475,446,576)		$ 482,821,752
Receivable for investments sold		1,921,907
Receivable for fund shares sold		4,452,511
Dividends receivable		2,854,510
Distributions receivable from Fidelity Central Funds		6,058
Prepaid expenses		1,350
Other receivables		317
Total assets		492,058,405

Liabilities
Payable for investments purchased	$ 4,936,152
Payable for fund shares redeemed	421,497
Accrued management fee	237,307
Distribution and service plan fees payable	16,738
Other affiliated payables	97,331
Other payables and accrued expenses	73,572
Collateral on securities loaned, at value	11,341,321
Total liabilities		17,123,918

Net Assets		$ 474,934,487
Net Assets consist of:
Paid in capital		$ 646,212,371
Undistributed net investment income		3,240,458
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(181,850,831)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,332,489
Net Assets		$ 474,934,487

Statement of Assets and Liabilities - continued

October 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,351,919 ÷ 1,832,689 shares)	$ 11.65

Maximum offering price per share (100/94.25 of $11.65)	$ 12.36
Class T: Net Asset Value and redemption price per share ($4,103,837 ÷ 353,279 shares)	$ 11.62

Maximum offering price per share (100/96.50 of $11.62)	$ 12.04
Class B: Net Asset Value and offering price per share ($451,949 ÷ 38,806 shares)A	$ 11.65

Class C: Net Asset Value and offering price per share ($13,162,073 ÷ 1,136,389 shares)A	$ 11.58

Japan: Net Asset Value, offering price and redemption price per share ($415,611,709 ÷ 35,547,288 shares)	$ 11.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($20,253,000 ÷ 1,734,880 shares)	$ 11.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Japan Fund
Financial Statements - continued

Statement of Operations

	Year ended October 31, 2014
Investment Income
Dividends		$ 9,135,337
Income from Fidelity Central Funds		59,640
Income before foreign taxes withheld		9,194,977
Less foreign taxes withheld		(1,027,088)
Total income		8,167,889

Expenses
Management fee Basic fee	$ 3,488,428
Performance adjustment	(431,891)
Transfer agent fees	976,306
Distribution and service plan fees	212,501
Accounting and security lending fees	258,658
Custodian fees and expenses	55,226
Independent trustees' compensation	2,118
Registration fees	80,653
Audit	69,999
Legal	1,858
Interest	1,495
Miscellaneous	5,951
Total expenses before reductions	4,721,302
Expense reductions	(1,228)	4,720,074
Net investment income (loss)		3,447,815
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,053,235)
Foreign currency transactions	(186,138)
Total net realized gain (loss)		(3,239,373)
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,697,939)
Assets and liabilities in foreign currencies	(50,863)
Total change in net unrealized appreciation (depreciation)		(11,748,802)
Net gain (loss)		(14,988,175)
Net increase (decrease) in net assets resulting from operations		$ (11,540,360)

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,447,815	$ 5,017,815
Net realized gain (loss)	(3,239,373)	22,342,026
Change in net unrealized appreciation (depreciation)	(11,748,802)	92,633,788
Net increase (decrease) in net assets resulting from operations	(11,540,360)	119,993,629
Distributions to shareholders from net investment income	(4,561,447)	(5,641,978)
Distributions to shareholders from net realized gain	(402,380)	(3,106,863)
Total distributions	(4,963,827)	(8,748,841)
Share transactions - net increase (decrease)	(48,052,746)	51,180,009
Redemption fees	110,748	461,366
Total increase (decrease) in net assets	(64,446,185)	162,886,163

Net Assets
Beginning of period	539,380,672	376,494,509
End of period (including undistributed net investment income of $3,240,458 and undistributed net investment income of $4,547,036, respectively)	$ 474,934,487	$ 539,380,672

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.00	$ 9.30	$ 9.54	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.05	.08	.09	.09
Net realized and unrealized gain (loss)	(.31)	2.80	(.15)	(1.39)
Total from investment operations	(.26)	2.88	(.06)	(1.30)
Distributions from net investment income	(.08)	(.11)	(.13)	-
Distributions from net realized gain	(.01)	(.08)	(.05)	-
Total distributions	(.09)	(.19)	(.18)	-
Redemption fees added to paid in capital E	- K	.01	- K	.01
Net asset value, end of period	$ 11.65	$ 12.00	$ 9.30	$ 9.54
Total ReturnB, C, D	(2.18)%	31.58%	(.64)%	(11.91)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.23%	1.26%	1.42%	1.20%A
Expenses net of fee waivers, if any	1.23%	1.26%	1.38%	1.20%A
Expenses net of all reductions	1.23%	1.25%	1.36%	1.16%A
Net investment income (loss)	.41%	.75%	.94%	1.02%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,352	$ 20,520	$ 9,495	$ 13,208
Portfolio turnover rateG	112%	68%	52%	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class T

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 9.28	$ 9.51	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.01	.05	.06	.07
Net realized and unrealized gain (loss)	(.30)	2.78	(.13)	(1.40)
Total from investment operations	(.29)	2.83	(.07)	(1.33)
Distributions from net investment income	(.04)	(.08)	(.11)	-
Distributions from net realized gain	(.01)	(.08)	(.05)	-
Total distributions	(.05)	(.16)	(.16)	-
Redemption fees added to paid in capital E	- K	.01	- K	.01
Net asset value, end of period	$ 11.62	$ 11.96	$ 9.28	$ 9.51
Total ReturnB, C, D	(2.42)%	31.04%	(.75)%	(12.19)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.54%	1.55%	1.70%	1.48%A
Expenses net of fee waivers, if any	1.54%	1.55%	1.66%	1.48%A
Expenses net of all reductions	1.54%	1.53%	1.64%	1.44%A
Net investment income (loss)	.10%	.46%	.66%	.74%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,104	$ 5,357	$ 3,934	$ 4,643
Portfolio turnover rateG	112%	68%	52%	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.00	$ 9.26	$ 9.47	$ 10.83
Income from Investment Operations
Net investment income (loss) E	(.04)	- K	.02	.02
Net realized and unrealized gain (loss)	(.31)	2.80	(.14)	(1.39)
Total from investment operations	(.35)	2.80	(.12)	(1.37)
Distributions from net investment income	-	-	(.04)	-
Distributions from net realized gain	-	(.07)	(.05)	-
Total distributions	-	(.07)	(.09)	-
Redemption fees added to paid in capital E	- K	.01	- K	.01
Net asset value, end of period	$ 11.65	$ 12.00	$ 9.26	$ 9.47
Total ReturnB, C, D	(2.92)%	30.52%	(1.24)%	(12.56)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.02%	2.02%	2.17%	1.95%A
Expenses net of fee waivers, if any	2.02%	2.02%	2.13%	1.95%A
Expenses net of all reductions	2.02%	2.01%	2.11%	1.91%A
Net investment income (loss)	(.37)%	(.02)%	.19%	.27%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 452	$ 874	$ 1,012	$ 1,458
Portfolio turnover rateG	112%	68%	52%	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class C

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 9.25	$ 9.48	$ 10.83
Income from Investment Operations
Net investment income (loss) E	(.03)	- K	.02	.03
Net realized and unrealized gain (loss)	(.32)	2.79	(.14)	(1.39)
Total from investment operations	(.35)	2.79	(.12)	(1.36)
Distributions from net investment income	(.03)	(.01)	(.06)	-
Distributions from net realized gain	(.01)	(.08)	(.05)	-
Total distributions	(.03) L	(.09)	(.11)	-
Redemption fees added to paid in capital E	- K	.01	- K	.01
Net asset value, end of period	$ 11.58	$ 11.96	$ 9.25	$ 9.48
Total ReturnB, C, D	(2.90)%	30.55%	(1.27)%	(12.47)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93%	1.97%	2.15%	1.92%A
Expenses net of fee waivers, if any	1.93%	1.97%	2.11%	1.92%A
Expenses net of all reductions	1.93%	1.95%	2.09%	1.88%A
Net investment income (loss)	(.29)%	.04%	.21%	.30%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,162	$ 11,824	$ 7,015	$ 8,750
Portfolio turnover rateG	112%	68%	52%	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share. LTotal distributions of $.03 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Japan

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 9.34	$ 9.57	$ 10.57	$ 10.03
Income from Investment Operations
Net investment income (loss) B	.09	.12	.12	.15	.10
Net realized and unrealized gain (loss)	(.32)	2.79	(.14)	(.75)	.61
Total from investment operations	(.23)	2.91	(.02)	(.60)	.71
Distributions from net investment income	(.11)	(.15)	(.16)	(.20)	(.07)
Distributions from net realized gain	(.01)	(.08)	(.05)	(.21)	(.10)
Total distributions	(.11) H	(.23)	(.21)	(.41)	(.17)
Redemption fees added to paid in capital B	- G	.01	- G	.01	- G
Net asset value, end of period	$ 11.69	$ 12.03	$ 9.34	$ 9.57	$ 10.57
Total ReturnA	(1.90)%	31.92%	(.19)%	(6.00)%	7.12%
Ratios to Average Net Assets C, E
Expenses before reductions	.90%	.93%	1.09%	.86%	.93%
Expenses net of fee waivers, if any	.90%	.93%	1.06%	.84%	.93%
Expenses net of all reductions	.90%	.91%	1.04%	.80%	.93%
Net investment income (loss)	.74%	1.08%	1.26%	1.38%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 415,612	$ 480,773	$ 353,550	$ 450,417	$ 649,316
Portfolio turnover rateD	112%	68%	52%	134% F	43%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FThe portfolio turnover rate does not include the assets acquired in the merger. GAmount represents less than $.01 per share. HTotal distributions of $.11 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.009 per share.

Financial Highlights - Institutional Class

Years ended October 31,	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.02	$ 9.33	$ 9.57	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.09	.13	.12	.13
Net realized and unrealized gain (loss)	(.32)	2.78	(.14)	(1.40)
Total from investment operations	(.23)	2.91	(.02)	(1.27)
Distributions from net investment income	(.12)	(.15)	(.17)	-
Distributions from net realized gain	(.01)	(.08)	(.05)	-
Total distributions	(.12) K	(.23)	(.22)	-
Redemption fees added to paid in capital D	- J	.01	- J	.01
Net asset value, end of period	$ 11.67	$ 12.02	$ 9.33	$ 9.57
Total ReturnB, C	(1.90)%	32.04%	(.18)%	(11.63)%
Ratios to Average Net Assets E, H
Expenses before reductions	.89%	.90%	1.03%	.79%A
Expenses net of fee waivers, if any	.89%	.90%	1.01%	.79%A
Expenses net of all reductions	.89%	.88%	.99%	.75%A
Net investment income (loss)	.76%	1.11%	1.31%	1.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,253	$ 20,033	$ 1,488	$ 2,715
Portfolio turnover rateF	112%	68%	52%	134% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JAmount represents less than $.01 per share. KTotal distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

1. Organization.

Fidelity Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Japan and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive-foreign investment companies (PFIC), expiring capital loss carryforwards, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 31,159,526
Gross unrealized depreciation	(28,373,918)
Net unrealized appreciation (depreciation) on securities	$ 2,785,608

Tax Cost	$ 480,036,144

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 3,215,008
Capital loss carryforward	$ (177,261,262)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,768,518

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (3,870,588)
2017	(41,604,070)
2018	(26,887,863)
2019	(98,806,037)
Total with expiration	(171,168,558)
No expiration
Short-term	(3,919,546)
Long-term	(2,173,158)
Total no expiration	(6,092,704)
Total capital loss carryforward	$ (177,261,262)

Due to large redemptions in a prior period, $141,955,883 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $18,885,324 per year.

The Fund acquired $5,487,891 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,371,973 per year.

The tax character of distributions paid was as follows:

	October 31, 2014	October 31, 2013
Ordinary Income	$ 4,963,827	$ 8,748,841

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $556,118,333 and $602,098,005, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan as compared to its benchmark index, the TOPIX, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .61% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 51,842	$ 8,616
Class T	.25%	.25%	23,920	90
Class B	.75%	.25%	6,060	4,547
Class C	.75%	.25%	130,679	51,684
			$ 212,501	$ 64,937

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 24,140
Class T	1,332
Class B*	3,797
Class C*	7,937
$ 37,206

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 56,618.27
Class T	15,620.33
Class B	1,818.30
Class C	28,460.22
Japan	843,257.19
Institutional Class	30,533.18
	$ 976,306

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 42,055,500.32%		$ 1,495

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $826 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $55,872. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,228.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2014	2013
From net investment income
Class A	$ 141,802	$ 106,946
Class T	19,055	32,766
Class C	25,435	8,397
Japan	4,169,355	5,470,176
Institutional Class	205,800	23,693
Total	$ 4,561,447	$ 5,641,978
From net realized gain
Class A	$ 15,756	$ 79,705
Class T	3,988	33,186
Class B	-	6,644
Class C	9,157	55,283
Japan	357,373	2,919,891
Institutional Class	16,106	12,154
Total	$ 402,380	$ 3,106,863

Annual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
Years ended October 31,	2014	2013	2014	2013
Class A
Shares sold	952,008	1,327,321	$ 11,244,440	$ 15,043,376
Reinvestment of distributions	11,439	17,701	136,237	165,861
Shares redeemed	(840,548)	(655,691)	(9,766,930)	(7,373,829)
Net increase (decrease)	122,899	689,331	$ 1,613,747	$ 7,835,408
Class T
Shares sold	64,476	195,003	$ 752,702	$ 2,164,942
Reinvestment of distributions	1,875	6,834	22,328	64,034
Shares redeemed	(160,810)	(178,171)	(1,872,832)	(1,988,129)
Net increase (decrease)	(94,459)	23,666	$ (1,097,802)	$ 240,847
Class B
Shares sold	818	14,757	$ 10,000	$ 173,151
Reinvestment of distributions	-	463	-	4,366
Shares redeemed	(34,849)	(51,705)	(406,096)	(551,755)
Net increase (decrease)	(34,031)	(36,485)	$ (396,096)	$ (374,238)
Class C
Shares sold	496,705	526,927	$ 5,806,151	$ 5,994,932
Reinvestment of distributions	2,168	5,172	25,821	48,618
Shares redeemed	(351,222)	(302,151)	(4,038,883)	(3,208,131)
Net increase (decrease)	147,651	229,948	$ 1,793,089	$ 2,835,419
Japan
Shares sold	4,922,211	14,062,957	$ 57,652,164	$ 157,503,214
Reinvestment of distributions	370,099	872,770	4,407,882	8,177,855
Shares redeemed	(9,716,469)	(12,837,219)	(112,632,153)	(141,848,609)
Net increase (decrease)	(4,424,159)	2,098,508	$ (50,572,107)	$ 23,832,460
Institutional Class
Shares sold	916,937	1,891,907	$ 10,668,831	$ 21,220,551
Reinvestment of distributions	13,570	2,940	161,488	27,514
Shares redeemed	(862,451)	(387,518)	(10,223,896)	(4,437,952)
Net increase (decrease)	68,056	1,507,329	$ 606,423	$ 16,810,113

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 43% of the total outstanding shares of the Fund. Mutual Funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 43% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and the Shareholders of Fidelity Japan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Japan Fund (a fund of Fidelity Investment Trust) at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Japan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 19, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 174 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), Director of Fidelity SelectCo, LLC (2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as a Director and Chief Compliance Officer of Fidelity Management & Research (U.K.) Inc. (2013-present) and is an employee of Fidelity Investments.

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (2014-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

Institutional Class designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Institutional Class	12/09/13	$0.1055	$0.0151

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Japan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in March 2014.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Japan Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.
Annual Report

Fidelity Japan Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2013 and the total expense ratio of Class T ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AJPNI-UANN-1214
1.917380.103

Fidelity Advisor®

Latin America Fund -

Class A, Class T, Class B, and Class C

Annual Report

October 31, 2014

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are
classes of Fidelity® Latin America Fund

Contents

Performance	74	How the fund has done over time.
Management's Discussion of Fund Performance	75	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	76	An example of shareholder expenses.
Investment Changes	77	A summary of major shifts in the fund's investments over the past six months.
Investments	78	A complete list of the fund's investments with their market values.
Financial Statements	82	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	92	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	98
Trustees and Officers	99
Distributions	104
Board Approval of Investment Advisory Contracts and Management Fees	104

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge ) A	-14.29%	-3.10%	9.74%
Class T (incl. 3.50% sales charge) B	-12.47%	-2.85%	9.88%
Class B (incl. contingent deferred sales charge) C	-13.48%	-2.84%	10.06%
Class C (incl. contingent deferred sales charge) D	-10.48%	-2.55%	10.06%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on September 28, 2010. Returns prior to September 28, 2010 are those of Fidelity® Latin America Fund, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to September 28, 2010, would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on September 28, 2010. Returns prior to September 28, 2010 are those of Fidelity® Latin America Fund, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to September 28, 2010, would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on September 28, 2010. Returns prior to September 28, 2010 are those of Fidelity Latin America Fund, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to September 28, 2010, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on September 28, 2010. Returns prior to September 28, 2010 are those of Fidelity Latin America Fund, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to September 28, 2010, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Latin America Fund - Class A on October 31, 2004, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the MSCI EM (Emerging Markets) Latin America Index performed over the same period. See footnote A above for additional information regarding the performance ofClass A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October market decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. The MSCI EAFE Index, representing non-U.S. developed markets, returned -0.48% for the year, driven partly by late-period concern that the eurozone could slip into deflation. The MSCI Emerging Markets Index returned 0.98% for the year, held back for much of the period by concerns that a slowing Chinese economy may dampen earnings for companies that do business there.

Comments from Adam Kutas, Portfolio Manager of Fidelity Advisor® Latin America Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned -9.06%, -9.30%, -9.73% and -9.74%, respectively (excluding sales charges), underperforming the -5.39% return of the MSCI EM (Emerging Markets) Latin America Index. Relative to the index, the fund was held back by positioning in industrials, and by security selection in consumer staples, materials and energy. Regionally, stock selection in Peru and Brazil hurt performance, as did overweighting Chile and underweighting Mexico. Detractors included an overweighting in Peruvian mining company Compania de Minas Buenaventura, a slight overweighting in oil company index giant Petroleo Brasileiro (Petrobras) and an investment in Chilean telecommunication services company Empresa Nacional de Telecommunications. During the period, the fund held an overweighting in telecom and consumer staples, and an underweighting in financials. Overall, I overweighted the Andean markets of Chile, Colombia and Peru due to their reasonable valuations, strong corporate governance and more-positive macroeconomic backdrops. The fund's relative performance was helped by security selection in consumer discretionary, as well as an overweighting in telecom. Stock selection in Colombia and Mexico proved positive. An underweighting in Brazilian mining company Vale and an investment in Mexican food company Gruma were the top individual contributors.

Note to shareholders: The fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Latin American market. As of October 31, 2014, the fund did not have more than 25% of its total assets invested in any one industry.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Latin America Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Class A	1.38%
Actual		$ 1,000.00	$ 959.80	$ 6.82
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 7.02
Class T	1.65%
Actual		$ 1,000.00	$ 958.60	$ 8.15
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.13%
Actual		$ 1,000.00	$ 956.40	$ 10.50
HypotheticalA		$ 1,000.00	$ 1,014.47	$ 10.82
Class C	2.13%
Actual		$ 1,000.00	$ 956.20	$ 10.50
HypotheticalA		$ 1,000.00	$ 1,014.47	$ 10.82
Latin America	1.07%
Actual		$ 1,000.00	$ 961.30	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45
Institutional Class	1.04%
Actual		$ 1,000.00	$ 961.70	$ 5.14
HypotheticalA		$ 1,000.00	$ 1,019.96	$ 5.30

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Latin America Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2014
Brazil	49.8%
Mexico	24.1%
Chile	10.1%
Colombia	8.7%
Peru	2.8%
United States of America*	1.6%
Panama	1.1%
Spain	1.0%
Puerto Rico	0.4%
Other	0.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2014
Brazil	48.1%
Mexico	20.6%
Chile	12.0%
Colombia	9.5%
Peru	3.5%
United States of America*	2.2%
Spain	1.2%
France	0.9%
Panama	0.8%
Other	1.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.0	98.7
Short-Term Investments and Net Other Assets (Liabilities)	1.0	1.3
Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Itau Unibanco Holding SA (Brazil, Banks)	7.3	6.6
America Movil S.A.B. de CV Series L (Mexico, Wireless Telecommunication Services)	6.9	5.5
Ambev SA sponsored ADR (Brazil, Beverages)	4.7	5.0
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	3.8	4.7
Fomento Economico Mexicano S.A.B. de CV sponsored ADR (Mexico, Beverages)	3.2	3.1
Banco Bradesco SA (PN) (Brazil, Banks)	2.7	1.7
Grupo Financiero Inbursa S.A.B. de CV Series O (Mexico, Banks)	2.6	2.4
Petroleo Brasileiro SA - Petrobras (Brazil, Oil, Gas & Consumable Fuels)	2.6	2.5
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil, Food & Staples Retailing)	2.4	2.7
Grupo de Inversiones Suramerica SA (Colombia, Diversified Financial Services)	2.3	3.2
	38.5
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.9	26.9
Consumer Staples	20.7	23.5
Telecommunication Services	12.0	11.7
Materials	8.3	10.0
Energy	7.8	9.1
Industrials	6.6	6.1
Consumer Discretionary	6.2	4.9
Utilities	3.2	2.4
Information Technology	2.1	3.1
Health Care	1.2	1.0

Annual Report

Fidelity Latin America Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 69.6%
	Shares	Value
Belgium - 0.1%
Euronav NV (a)	95,700	$ 1,013,379
Brazil - 21.4%
Banco Bradesco SA	292,400	4,304,755
BB Seguridade Participacoes SA	1,023,500	13,655,478
Brasil Brokers Participacoes SA	1,898,400	2,428,640
BTG Pactual Participations Ltd. unit	1,366,900	17,293,803
CCR SA	2,030,900	15,121,718
Cielo SA	1,018,700	16,728,239
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	1,306,900	10,226,721
Cyrela Brazil Realty SA	478,500	2,379,079
Embraer SA	395,800	3,831,971
Estacio Participacoes SA	1,050,700	12,169,615
Fleury SA	1,169,400	7,753,841
Hypermarcas SA (a)	1,554,700	10,860,752
Industrias Romi SA	2,619,500	3,636,579
M. Dias Branco SA	276,300	10,744,690
MAHLE Metal Leve SA	134,000	1,265,426
Minerva SA (a)	1,466,300	7,544,826
Multiplus SA	903,600	12,672,061
Petroleo Brasileiro SA - Petrobras (ON)	1,442,428	8,528,016
QGEP Participacoes SA	1,987,500	7,226,835
Souza Cruz SA	1,994,500	16,114,407
Tegma Gestao Logistica SA	219,300	1,610,743
TIM Participacoes SA	2,167,695	11,783,709
Tractebel Energia SA	574,375	7,823,220
Vale SA	459,700	4,638,000
Vale SA sponsored ADR (d)	318,793	3,216,621
TOTAL BRAZIL		213,559,745
Canada - 0.3%
Pacific Rubiales Energy Corp.	209,500	3,160,020
Chile - 9.6%
Aguas Andinas SA	8,507,449	5,090,394
Banco de Chile	68,264,691	8,340,009
Banco de Chile sponsored ADR (d)	85,237	6,307,538
Banco Santander Chile sponsored ADR	187,809	3,979,673
CAP SA	98,863	946,674
Compania Cervecerias Unidas SA	1,725,395	18,070,741
CorpBanca SA	514,763,935	6,879,383
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,664,740	17,937,138
Forus SA	696,332	3,099,138
Inversiones La Construccion SA	975,921	13,907,324
LATAM Airlines Group SA (a)	351,316	4,231,031
LATAM Airlines Group SA sponsored ADR (a)(d)	199,912	2,438,926
Sociedad Matriz SAAM SA	59,433,277	4,987,718
TOTAL CHILE		96,215,687

	Shares	Value
Colombia - 8.2%
BanColombia SA	440,537	$ 6,037,980
BanColombia SA sponsored ADR	47,300	2,675,761
Bolsa de Valores de Colombia	640,899,506	6,852,874
Cemex Latam Holdings SA (a)	707,206	6,310,718
Empresa de Telecomunicaciones de Bogota	40,499,952	10,629,392
Grupo Aval Acciones y Valores SA	4,245,295	2,847,391
Grupo Aval Acciones y Valores SA ADR	41,646	561,388
Grupo de Inversiones Suramerica SA	1,104,572	22,966,508
Inversiones Argos SA	2,067,348	22,487,119
TOTAL COLOMBIA		81,369,131
Mexico - 24.1%
America Movil S.A.B. de CV:
Series L	7,064,800	8,619,672
Series L sponsored ADR	2,461,173	60,077,233
CEMEX S.A.B. de CV sponsored ADR (d)	193,091	2,375,019
Consorcio ARA S.A.B. de CV (a)	25,539,905	11,758,835
Corporativo GBM S.A.B. de CV	106,754	124,858
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	328,505	31,615,321
Gruma S.A.B. de CV Series B	241,109	2,655,086
Grupo Aeroportuario del Pacifico SA de CV:
Series B	43,100	293,238
sponsored ADR	117,200	7,987,180
Grupo Financiero Inbursa S.A.B. de CV Series O	8,655,119	25,991,869
Grupo Financiero Santander Mexico S.A.B. de CV (d)	7,938,455	21,151,528
Grupo Televisa SA de CV (CPO) sponsored ADR	250,600	9,056,684
Industrias Penoles SA de CV	506,693	11,371,596
Infraestructura Energetica Nova S.A.B. de CV (d)	864,400	5,290,548
Medica Sur SA de CV	833,634	3,522,419
Megacable Holdings S.A.B. de CV unit	2,169,729	9,939,707
Qualitas Controladora S.A.B. de CV	2,837,000	7,337,805
Wal-Mart de Mexico SA de CV Series V	9,085,448	21,002,877
TOTAL MEXICO		240,171,475
Panama - 1.1%
Banco Latinoamericano de Comercio Exterior SA Series E	334,270	11,244,843
Peru - 2.8%
Alicorp SA Class C	3,942,578	10,453,294
Compania de Minas Buenaventura SA sponsored ADR	1,856,336	17,078,291
TOTAL PERU		27,531,585
Puerto Rico - 0.4%
EVERTEC, Inc.	158,874	3,606,440
Common Stocks - continued
	Shares	Value
Spain - 1.0%
Prosegur Compania de Seguridad SA (Reg.)	1,726,154	$ 10,123,448
United States of America - 0.6%
BPZ Energy, Inc. (a)(d)	3,096,150	3,839,226
First Cash Financial Services, Inc. (a)	34,366	2,030,343
TOTAL UNITED STATES OF AMERICA		5,869,569
TOTAL COMMON STOCKS (Cost $613,015,083)		693,865,322
Nonconvertible Preferred Stocks - 29.4%

Brazil - 28.4%
Ambev SA sponsored ADR	7,028,847	46,952,698
Banco Bradesco SA:
(PN)	1,521,817	22,920,300
(PN) sponsored ADR	297,000	4,449,060
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	333,025	13,963,960
sponsored ADR (d)	239,770	10,022,386
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR (d)	471,400	3,658,064
Embraer SA sponsored ADR	278,234	10,750,962
Itau Unibanco Holding SA	4,442,105	65,881,339
Itau Unibanco Holding SA sponsored ADR	436,477	6,442,401
Itausa-Investimentos Itau SA (PN)	4,826,393	19,263,500
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	6,080,071	37,492,831
sponsored ADR (d)	1,448,986	16,953,136
Telefonica Brasil SA	201,513	4,115,813
Telefonica Brasil SA sponsored ADR	114,900	2,348,556
TIM Participacoes SA sponsored ADR	143,700	3,954,624
Vale SA (PN-A)	1,595,700	13,877,612
TOTAL BRAZIL		283,047,242

	Shares	Value
Chile - 0.5%
Embotelladora Andina SA:
Class A	1,336,888	$ 3,426,905
Class B	354,699	1,113,928
TOTAL CHILE		4,540,833
Colombia - 0.5%
Grupo Aval Acciones y Valores SA	2,897,449	1,964,492
Grupo de Inversiones Suramerica SA	163,024	3,286,627
TOTAL COLOMBIA		5,251,119
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $181,362,842)		292,839,194
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.11% (b)	8,233,635	8,233,635
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	28,434,052	28,434,052
TOTAL MONEY MARKET FUNDS (Cost $36,667,687)		36,667,687
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $831,045,612)		1,023,372,203
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(27,324,122)
NET ASSETS - 100%		$ 996,048,081
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,330
Fidelity Securities Lending Cash Central Fund	174,919
Total	$ 187,249
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Latin America Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $27,489,362) - See accompanying schedule: Unaffiliated issuers (cost $794,377,925)	$ 986,704,516
Fidelity Central Funds (cost $36,667,687)	36,667,687
Total Investments (cost $831,045,612)		$ 1,023,372,203
Foreign currency held at value (cost $1,344,098)		1,344,098
Receivable for investments sold		964,913
Receivable for fund shares sold		422,682
Dividends receivable		1,159,210
Distributions receivable from Fidelity Central Funds		12,472
Prepaid expenses		79
Other receivables		4,415
Total assets		1,027,280,072

Liabilities
Payable for investments purchased	$ 22,620
Payable for fund shares redeemed	1,547,798
Accrued management fee	587,631
Distribution and service plan fees payable	23,070
Other affiliated payables	267,917
Other payables and accrued expenses	348,903
Collateral on securities loaned, at value	28,434,052
Total liabilities		31,231,991

Net Assets		$ 996,048,081
Net Assets consist of:
Paid in capital		$ 727,686,451
Undistributed net investment income		11,771,382
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		64,331,509
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		192,258,739
Net Assets		$ 996,048,081

Statement of Assets and Liabilities - continued

October 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,898,337 ÷ 1,151,255 shares)	$ 30.31

Maximum offering price per share (100/94.25 of $30.31)	$ 32.16
Class T: Net Asset Value and redemption price per share ($9,760,619 ÷ 321,820 shares)	$ 30.33

Maximum offering price per share (100/96.50 of $30.33)	$ 31.43
Class B: Net Asset Value and offering price per share ($2,210,561 ÷ 72,574 shares)A	$ 30.46

Class C: Net Asset Value and offering price per share ($11,349,398 ÷ 373,654 shares)A	$ 30.37

Latin America: Net Asset Value, offering price and redemption price per share ($933,298,327 ÷ 30,758,236 shares)	$ 30.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,530,839 ÷ 149,305 shares)	$ 30.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2014

Investment Income
Dividends		$ 37,028,730
Income from Fidelity Central Funds		187,249
Income before foreign taxes withheld		37,215,979
Less foreign taxes withheld		(3,986,494)
Total income		33,229,485

Expenses
Management fee	$ 8,039,637
Transfer agent fees	2,880,227
Distribution and service plan fees	312,495
Accounting and security lending fees	537,938
Custodian fees and expenses	719,560
Independent trustees' compensation	4,848
Registration fees	88,674
Audit	74,460
Legal	4,842
Interest	1,595
Miscellaneous	12,416
Total expenses before reductions	12,676,692
Expense reductions	(25,956)	12,650,736
Net investment income (loss)		20,578,749
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
)Unaffiliated issuers	81,822,240
Foreign currency transactions	(1,063,785)
Total net realized gain (loss)		80,758,455
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $88,210)	(221,938,821)
Assets and liabilities in foreign currencies	251,212
Total change in net unrealized appreciation (depreciation)		(221,687,609)
Net gain (loss)		(140,929,154)
Net increase (decrease) in net assets resulting from operations		$ (120,350,405)

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,578,749	$ 36,522,207
Net realized gain (loss)	80,758,455	270,423,636
Change in net unrealized appreciation (depreciation)	(221,687,609)	(468,204,656)
Net increase (decrease) in net assets resulting from operations	(120,350,405)	(161,258,813)
Distributions to shareholders from net investment income	(23,599,176)	(45,716,095)
Distributions to shareholders from net realized gain	(209,492,273)	(164,648,488)
Total distributions	(233,091,449)	(210,364,583)
Share transactions - net increase (decrease)	(61,704,730)	(626,013,705)
Redemption fees	197,877	218,753
Total increase (decrease) in net assets	(414,948,707)	(997,418,348)

Net Assets
Beginning of period	1,410,996,788	2,408,415,136
End of period (including undistributed net investment income of $11,771,382 and undistributed net investment income of $18,836,319, respectively)	$ 996,048,081	$ 1,410,996,788

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.71	$ 48.95	$ 52.38	$ 57.48	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.49	.72	.92	1.15	.02
Net realized and unrealized gain (loss)	(4.08)	(4.73)	(3.66)	(5.87)	2.79
Total from investment operations	(3.59)	(4.01)	(2.74)	(4.72)	2.81
Distributions from net investment income	(.57)	(.79)	(.70)	(.19)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.82)	(4.24)	(.70)	(.39)	(.80)
Redemption fees added to paid in capital E	.01	.01	.01	.01	- K
Net asset value, end of period	$ 30.31	$ 40.71	$ 48.95	$ 52.38	$ 57.48
Total ReturnB, C, D	(9.06)%	(8.93)%	(5.23)%	(8.26)%	5.14%
Ratios to Average Net Assets F, I
Expenses before reductions	1.38%	1.37%	1.35%	1.34%	1.37%A
Expenses net of fee waivers, if any	1.38%	1.37%	1.35%	1.34%	1.37%A
Expenses net of all reductions	1.38%	1.35%	1.35%	1.34%	1.34%A
Net investment income (loss)	1.52%	1.66%	1.80%	2.05%	.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,898	$ 48,464	$ 69,654	$ 91,407	$ 115,626
Portfolio turnover rateG	30%	23%	23%	11%	56% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class T

Years ended October 31,	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.68	$ 48.88	$ 52.27	$ 57.47	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.40	.61	.78	.99	.01
Net realized and unrealized gain (loss)	(4.08)	(4.74)	(3.65)	(5.85)	2.79
Total from investment operations	(3.68)	(4.13)	(2.87)	(4.86)	2.80
Distributions from net investment income	(.43)	(.63)	(.53)	(.15)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.68)	(4.08)	(.53)	(.35)	(.80)
Redemption fees added to paid in capital E	.01	.01	.01	.01	- K
Net asset value, end of period	$ 30.33	$ 40.68	$ 48.88	$ 52.27	$ 57.47
Total ReturnB, C, D	(9.30)%	(9.17)%	(5.49)%	(8.50)%	5.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.65%	1.63%	1.61%	1.61%	1.63%A
Expenses net of fee waivers, if any	1.65%	1.63%	1.61%	1.61%	1.63%A
Expenses net of all reductions	1.65%	1.61%	1.61%	1.61%	1.60%A
Net investment income (loss)	1.25%	1.40%	1.54%	1.78%	.13%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,761	$ 12,705	$ 19,334	$ 26,020	$ 36,820
Portfolio turnover rateG	30%	23%	23%	11%	56% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.63	$ 48.72	$ 52.06	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.25	.40	.53	.72	(.02)
Net realized and unrealized gain (loss)	(4.08)	(4.74)	(3.63)	(5.84)	2.79
Total from investment operations	(3.83)	(4.34)	(3.10)	(5.12)	2.77
Distributions from net investment income	(.10)	(.31)	(.25)	(.07)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.35)	(3.76)	(.25)	(.27)	(.80)
Redemption fees added to paid in capital E	.01	.01	.01	.01	- K
Net asset value, end of period	$ 30.46	$ 40.63	$ 48.72	$ 52.06	$ 57.44
Total ReturnB, C, D	(9.73)%	(9.60)%	(5.95)%	(8.94)%	5.06%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14%	2.12%	2.10%	2.10%	2.12%A
Expenses net of fee waivers, if any	2.14%	2.12%	2.10%	2.10%	2.12%A
Expenses net of all reductions	2.13%	2.10%	2.10%	2.10%	2.10%A
Net investment income (loss)	.76%	.91%	1.05%	1.29%	(.36)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,211	$ 4,764	$ 9,492	$ 14,114	$ 20,392
Portfolio turnover rateG	30%	23%	23%	11%	56% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class C

Years ended October 31,	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.59	$ 48.73	$ 52.05	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.25	.40	.54	.73	(.02)
Net realized and unrealized gain (loss)	(4.07)	(4.74)	(3.64)	(5.84)	2.79
Total from investment operations	(3.82)	(4.34)	(3.10)	(5.11)	2.77
Distributions from net investment income	(.16)	(.36)	(.23)	(.09)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.41)	(3.81)	(.23)	(.29)	(.80)
Redemption fees added to paid in capital E	.01	.01	.01	.01	- K
Net asset value, end of period	$ 30.37	$ 40.59	$ 48.73	$ 52.05	$ 57.44
Total ReturnB, C, D	(9.74)%	(9.62)%	(5.94)%	(8.93)%	5.06%
Ratios to Average Net Assets F, I
Expenses before reductions	2.13%	2.12%	2.10%	2.08%	2.09%A
Expenses net of fee waivers, if any	2.13%	2.12%	2.10%	2.08%	2.09%A
Expenses net of all reductions	2.13%	2.10%	2.10%	2.08%	2.07%A
Net investment income (loss)	.77%	.91%	1.06%	1.31%	(.34)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,349	$ 15,185	$ 27,405	$ 35,203	$ 48,329
Portfolio turnover rateG	30%	23%	23%	11%	56% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Latin America

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 40.80	$ 49.09	$ 52.48	$ 57.50	$ 47.29
Income from Investment Operations
Net investment income (loss) B	.59	.87	1.09	1.34	1.07
Net realized and unrealized gain (loss)	(4.10)	(4.74)	(3.67)	(5.88)	11.00
Total from investment operations	(3.51)	(3.87)	(2.58)	(4.54)	12.07
Distributions from net investment income	(.71)	(.98)	(.82)	(.29)	(1.49)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	(.39)
Total distributions	(6.96)	(4.43)	(.82)	(.49)	(1.88)
Redemption fees added to paid in capital B	.01	.01	.01	.01	.02
Net asset value, end of period	$ 30.34	$ 40.80	$ 49.09	$ 52.48	$ 57.50
Total ReturnA	(8.79)%	(8.63)%	(4.91)%	(7.96)%	25.91%
Ratios to Average Net Assets C, E
Expenses before reductions	1.08%	1.04%	1.02%	1.00%	1.03%
Expenses net of fee waivers, if any	1.08%	1.04%	1.02%	1.00%	1.03%
Expenses net of all reductions	1.07%	1.03%	1.02%	1.00%	1.01%
Net investment income (loss)	1.83%	1.99%	2.14%	2.39%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 933,298	$ 1,324,748	$ 2,274,601	$ 2,884,301	$ 4,283,462
Portfolio turnover rateD	30%	23%	23%	11%	56% F

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FThe portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Institutional Class

Years ended October 31,	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.79	$ 49.07	$ 52.51	$ 57.49	$ 55.47
Income from Investment Operations
Net investment income (loss) D	.60	.87	1.08	1.32	.03
Net realized and unrealized gain (loss)	(4.07)	(4.74)	(3.67)	(5.88)	2.79
Total from investment operations	(3.47)	(3.87)	(2.59)	(4.56)	2.82
Distributions from net investment income	(.73)	(.97)	(.86)	(.23)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.98)	(4.42)	(.86)	(.43)	(.80)
Redemption fees added to paid in capital D	.01	.01	.01	.01	- J
Net asset value, end of period	$ 30.35	$ 40.79	$ 49.07	$ 52.51	$ 57.49
Total ReturnB, C	(8.69)%	(8.63)%	(4.93)%	(7.98)%	5.15%
Ratios to Average Net Assets E, H
Expenses before reductions	1.04%	1.03%	1.04%	1.04%	1.08%A
Expenses net of fee waivers, if any	1.04%	1.03%	1.04%	1.04%	1.08%A
Expenses net of all reductions	1.04%	1.01%	1.04%	1.04%	1.06%A
Net investment income (loss)	1.86%	2.00%	2.12%	2.35%	.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,531	$ 5,131	$ 7,928	$ 9,603	$ 12,868
Portfolio turnover rateF	30%	23%	23%	11%	56% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

1. Organization.

Fidelity Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Latin America and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 297,013,645
Gross unrealized depreciation	(105,766,232)
Net unrealized appreciation (depreciation) on securities	$ 191,247,413

Tax Cost	$ 832,124,790

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 11,771,951
Undistributed long-term capital gain	$ 65,410,687
Net unrealized appreciation (depreciation) on securities and other investments	$ 191,243,728

The tax character of distributions paid was as follows:

	October 31, 2014	October 31, 2013
Ordinary Income	$ 23,599,177	$ 45,716,095
Long-term Capital Gains	209,492,272	164,648,488
Total	$ 233,091,449	$ 210,364,583

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $341,420,588 and $614,779,349, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 99,925	$ 16,564
Class T	.25%	.25%	53,486	335
Class B	.75%	.25%	31,109	23,332
Class C	.75%	.25%	127,975	20,437
			$ 312,495	$ 60,668

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 26,269
Class T	2,866
Class B*	5,807
Class C*	1,474
$ 36,416

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 121,566.30
Class T	34,129.32
Class B	9,423.30
Class C	38,852.30
Latin America	2,667,507.25
Institutional Class	8,750.21
	$ 2,880,227

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9,913 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,355,471.30%		$ 915

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,921 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $174,919. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $6,039,286. The weighted average interest rate was .58%. The interest expense amounted to $680 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $20,041 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $5,915.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2014	2013
From net investment income
Class A	$ 667,095	$ 1,098,761
Class T	136,327	245,683
Class B	12,098	57,649
Class C	60,991	192,218
Latin America	22,631,305	43,971,155
Institutional Class	91,360	150,629
Total	$ 23,599,176	$ 45,716,095
From net realized gain
Class A	$ 7,249,224	$ 4,828,947
Class T	1,918,455	1,341,152
Class B	684,975	641,573
Class C	2,282,110	1,868,040
Latin America	196,577,505	155,430,816
Institutional Class	780,004	537,960
Total	$ 209,492,273	$ 164,648,488

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
Years ended October 31,	2014	2013	2014	2013
Class A
Shares sold	256,161	232,318	$ 8,113,294	$ 10,075,611
Reinvestment of distributions	229,379	119,230	7,071,806	5,315,278
Shares redeemed	(524,684)	(584,100)	(16,539,013)	(25,288,174)
Net increase (decrease)	(39,144)	(232,552)	$ (1,353,913)	$ (9,897,285)
Class T
Shares sold	47,965	46,221	$ 1,548,211	$ 2,015,673
Reinvestment of distributions	65,609	34,933	2,028,652	1,559,775
Shares redeemed	(104,082)	(164,385)	(3,252,264)	(7,142,972)
Net increase (decrease)	9,492	(83,231)	$ 324,599	$ (3,567,524)
Class B
Shares sold	1,044	1,849	$ 32,892	$ 84,642
Reinvestment of distributions	18,939	13,236	590,702	592,836
Shares redeemed	(64,672)	(92,657)	(2,061,800)	(4,084,874)
Net increase (decrease)	(44,689)	(77,572)	$ (1,438,206)	$ (3,407,396)
Class C
Shares sold	91,764	46,994	$ 2,901,440	$ 2,021,869
Reinvestment of distributions	69,412	42,623	2,158,720	1,907,392
Shares redeemed	(161,581)	(277,980)	(5,151,621)	(12,111,471)
Net increase (decrease)	(405)	(188,363)	$ (91,461)	$ (8,182,210)
Latin America
Shares sold	4,529,614	3,510,227	$ 143,961,705	$ 154,033,223
Reinvestment of distributions	6,820,938	4,304,957	209,950,213	191,785,822
Shares redeemed	(13,065,128)	(21,678,292)	(413,931,096)	(945,202,869)
Net increase (decrease)	(1,714,576)	(13,863,108)	$ (60,019,178)	$ (599,383,824)
Institutional Class
Shares sold	125,962	62,065	$ 4,086,454	$ 2,723,553
Reinvestment of distributions	21,472	11,511	660,492	512,716
Shares redeemed	(123,906)	(109,367)	(3,873,517)	(4,811,735)
Net increase (decrease)	23,528	(35,791)	$ 873,429	$ (1,575,466)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and the Shareholders of Fidelity Latin America Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Latin America Fund (a fund of Fidelity Investment Trust) at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Latin America Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 19, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 174 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), Director of Fidelity SelectCo, LLC (2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as a Director and Chief Compliance Officer of Fidelity Management & Research (U.K.) Inc. (2013-present) and is an employee of Fidelity Investments.

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (2014-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Latin American Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	12/08/2014	12/05/2014	$0.305	$2.05
Class T	12/08/2014	12/05/2014	$0.225	$2.05
Class B	12/08/2014	12/05/2014	$0.000	$2.05
Class C	12/08/2014	12/05/2014	$0.050	$2.05

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2014, $81,956,005, or, if subsequently determined to be different, the net capital gain of such year.

A percentage of the dividends distributed during the fiscal year may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code:

	December 6, 2013	December 26, 2013
Class A:	80%	76%
Class T:	100%	76%
Class B:	100%	76%
Class C:	100%	76%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follow:

	Pay Date	Income	Taxes
Class A:	12/09/2013	$0.6341	$0.1171
Class A:	12/27/2013	$0.0500	$0.0000
Class T:	12/09/2013	$0.5011	$0.1171
Class T:	12/27/2013	$0.0500	$0.0000
Class B:	12/09/2013	$0.1711	$0.1171
Class B:	12/27/2013	$0.0500	$0.0000
Class C:	12/09/2013	$0.2261	$0.1171
Class C:	12/27/2013	$0.0500	$0.0000

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Latin America Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group comparison is not shown below.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Latin America Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked is also included in the chart and considered by the Board.

Annual Report

Fidelity Latin America Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FALAA-UANN-1214
1.917416.104

Fidelity Advisor®

Latin America Fund -

Institutional Class

(Fidelity Cover Art)

Annual Report

October 31, 2014

Institutional Class is a class of
Fidelity® Latin America Fund

Contents

Performance	112	How the fund has done over time.
Management's Discussion of Fund Performance	111	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	112	An example of shareholder expenses.
Investment Changes	113	A summary of major shifts in the fund's investments over the past six months.
Investments	114	A complete list of the fund's investments with their market values.
Financial Statements	118	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	128	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	134
Trustees and Officers	135
Distributions	140
Board Approval of Investment Advisory Contracts and Management Fees	140

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	-8.69%	-1.68%	10.55%

A The initial offering of Institutional Class shares took place on September 28, 2010. Returns prior to September 28, 2010 are those of Fidelity® Latin America Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Latin America Fund - Institutional Class on October 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the MSCI EM (Emerging Markets) Latin America Index performed over the same period. See footnote A above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October market decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. The MSCI EAFE Index, representing non-U.S. developed markets, returned -0.48% for the year, driven partly by late-period concern that the eurozone could slip into deflation. The MSCI Emerging Markets Index returned 0.98% for the year, held back for much of the period by concerns that a slowing Chinese economy may dampen earnings for companies that do business there.

Comments from Adam Kutas, Portfolio Manager of Fidelity Advisor® Latin America Fund: For the year, the fund's Institutional Class shares returned -8.69%, underperforming the -5.39% return of the MSCI EM (Emerging Markets) Latin America Index. Relative to the index, the fund was held back by positioning in industrials, and by security selection in consumer staples, materials and energy. Regionally, stock selection in Peru and Brazil hurt performance, as did overweighting Chile and underweighting Mexico. Detractors included an overweighting in Peruvian mining company Compania de Minas Buenaventura, a slight overweighting in oil company index giant Petroleo Brasileiro (Petrobras) and an investment in Chilean telecommunication services company Empresa Nacional de Telecommunications. During the period, the fund held an overweighting in telecom and consumer staples, and an underweighting in financials. Overall, I overweighted the Andean markets of Chile, Colombia and Peru due to their reasonable valuations, strong corporate governance and more-positive macroeconomic backdrops. The fund's relative performance was helped by security selection in consumer discretionary, as well as an overweighting in telecom. Stock selection in Colombia and Mexico proved positive. An underweighting in Brazilian mining company Vale and an investment in Mexican food company Gruma were the top individual contributors.

Note to shareholders: The fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Latin American market. As of October 31, 2014, the fund did not have more than 25% of its total assets invested in any one industry.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Latin America Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Class A	1.38%
Actual		$ 1,000.00	$ 959.80	$ 6.82
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 7.02
Class T	1.65%
Actual		$ 1,000.00	$ 958.60	$ 8.15
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.13%
Actual		$ 1,000.00	$ 956.40	$ 10.50
HypotheticalA		$ 1,000.00	$ 1,014.47	$ 10.82
Class C	2.13%
Actual		$ 1,000.00	$ 956.20	$ 10.50
HypotheticalA		$ 1,000.00	$ 1,014.47	$ 10.82
Latin America	1.07%
Actual		$ 1,000.00	$ 961.30	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45
Institutional Class	1.04%
Actual		$ 1,000.00	$ 961.70	$ 5.14
HypotheticalA		$ 1,000.00	$ 1,019.96	$ 5.30

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Latin America Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2014
Brazil	49.8%
Mexico	24.1%
Chile	10.1%
Colombia	8.7%
Peru	2.8%
United States of America*	1.6%
Panama	1.1%
Spain	1.0%
Puerto Rico	0.4%
Other	0.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2014
Brazil	48.1%
Mexico	20.6%
Chile	12.0%
Colombia	9.5%
Peru	3.5%
United States of America*	2.2%
Spain	1.2%
France	0.9%
Panama	0.8%
Other	1.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.0	98.7
Short-Term Investments and Net Other Assets (Liabilities)	1.0	1.3
Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Itau Unibanco Holding SA (Brazil, Banks)	7.3	6.6
America Movil S.A.B. de CV Series L (Mexico, Wireless Telecommunication Services)	6.9	5.5
Ambev SA sponsored ADR (Brazil, Beverages)	4.7	5.0
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	3.8	4.7
Fomento Economico Mexicano S.A.B. de CV sponsored ADR (Mexico, Beverages)	3.2	3.1
Banco Bradesco SA (PN) (Brazil, Banks)	2.7	1.7
Grupo Financiero Inbursa S.A.B. de CV Series O (Mexico, Banks)	2.6	2.4
Petroleo Brasileiro SA - Petrobras (Brazil, Oil, Gas & Consumable Fuels)	2.6	2.5
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil, Food & Staples Retailing)	2.4	2.7
Grupo de Inversiones Suramerica SA (Colombia, Diversified Financial Services)	2.3	3.2
	38.5
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.9	26.9
Consumer Staples	20.7	23.5
Telecommunication Services	12.0	11.7
Materials	8.3	10.0
Energy	7.8	9.1
Industrials	6.6	6.1
Consumer Discretionary	6.2	4.9
Utilities	3.2	2.4
Information Technology	2.1	3.1
Health Care	1.2	1.0

Annual Report

Fidelity Latin America Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 69.6%
	Shares	Value
Belgium - 0.1%
Euronav NV (a)	95,700	$ 1,013,379
Brazil - 21.4%
Banco Bradesco SA	292,400	4,304,755
BB Seguridade Participacoes SA	1,023,500	13,655,478
Brasil Brokers Participacoes SA	1,898,400	2,428,640
BTG Pactual Participations Ltd. unit	1,366,900	17,293,803
CCR SA	2,030,900	15,121,718
Cielo SA	1,018,700	16,728,239
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	1,306,900	10,226,721
Cyrela Brazil Realty SA	478,500	2,379,079
Embraer SA	395,800	3,831,971
Estacio Participacoes SA	1,050,700	12,169,615
Fleury SA	1,169,400	7,753,841
Hypermarcas SA (a)	1,554,700	10,860,752
Industrias Romi SA	2,619,500	3,636,579
M. Dias Branco SA	276,300	10,744,690
MAHLE Metal Leve SA	134,000	1,265,426
Minerva SA (a)	1,466,300	7,544,826
Multiplus SA	903,600	12,672,061
Petroleo Brasileiro SA - Petrobras (ON)	1,442,428	8,528,016
QGEP Participacoes SA	1,987,500	7,226,835
Souza Cruz SA	1,994,500	16,114,407
Tegma Gestao Logistica SA	219,300	1,610,743
TIM Participacoes SA	2,167,695	11,783,709
Tractebel Energia SA	574,375	7,823,220
Vale SA	459,700	4,638,000
Vale SA sponsored ADR (d)	318,793	3,216,621
TOTAL BRAZIL		213,559,745
Canada - 0.3%
Pacific Rubiales Energy Corp.	209,500	3,160,020
Chile - 9.6%
Aguas Andinas SA	8,507,449	5,090,394
Banco de Chile	68,264,691	8,340,009
Banco de Chile sponsored ADR (d)	85,237	6,307,538
Banco Santander Chile sponsored ADR	187,809	3,979,673
CAP SA	98,863	946,674
Compania Cervecerias Unidas SA	1,725,395	18,070,741
CorpBanca SA	514,763,935	6,879,383
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,664,740	17,937,138
Forus SA	696,332	3,099,138
Inversiones La Construccion SA	975,921	13,907,324
LATAM Airlines Group SA (a)	351,316	4,231,031
LATAM Airlines Group SA sponsored ADR (a)(d)	199,912	2,438,926
Sociedad Matriz SAAM SA	59,433,277	4,987,718
TOTAL CHILE		96,215,687

	Shares	Value
Colombia - 8.2%
BanColombia SA	440,537	$ 6,037,980
BanColombia SA sponsored ADR	47,300	2,675,761
Bolsa de Valores de Colombia	640,899,506	6,852,874
Cemex Latam Holdings SA (a)	707,206	6,310,718
Empresa de Telecomunicaciones de Bogota	40,499,952	10,629,392
Grupo Aval Acciones y Valores SA	4,245,295	2,847,391
Grupo Aval Acciones y Valores SA ADR	41,646	561,388
Grupo de Inversiones Suramerica SA	1,104,572	22,966,508
Inversiones Argos SA	2,067,348	22,487,119
TOTAL COLOMBIA		81,369,131
Mexico - 24.1%
America Movil S.A.B. de CV:
Series L	7,064,800	8,619,672
Series L sponsored ADR	2,461,173	60,077,233
CEMEX S.A.B. de CV sponsored ADR (d)	193,091	2,375,019
Consorcio ARA S.A.B. de CV (a)	25,539,905	11,758,835
Corporativo GBM S.A.B. de CV	106,754	124,858
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	328,505	31,615,321
Gruma S.A.B. de CV Series B	241,109	2,655,086
Grupo Aeroportuario del Pacifico SA de CV:
Series B	43,100	293,238
sponsored ADR	117,200	7,987,180
Grupo Financiero Inbursa S.A.B. de CV Series O	8,655,119	25,991,869
Grupo Financiero Santander Mexico S.A.B. de CV (d)	7,938,455	21,151,528
Grupo Televisa SA de CV (CPO) sponsored ADR	250,600	9,056,684
Industrias Penoles SA de CV	506,693	11,371,596
Infraestructura Energetica Nova S.A.B. de CV (d)	864,400	5,290,548
Medica Sur SA de CV	833,634	3,522,419
Megacable Holdings S.A.B. de CV unit	2,169,729	9,939,707
Qualitas Controladora S.A.B. de CV	2,837,000	7,337,805
Wal-Mart de Mexico SA de CV Series V	9,085,448	21,002,877
TOTAL MEXICO		240,171,475
Panama - 1.1%
Banco Latinoamericano de Comercio Exterior SA Series E	334,270	11,244,843
Peru - 2.8%
Alicorp SA Class C	3,942,578	10,453,294
Compania de Minas Buenaventura SA sponsored ADR	1,856,336	17,078,291
TOTAL PERU		27,531,585
Puerto Rico - 0.4%
EVERTEC, Inc.	158,874	3,606,440
Common Stocks - continued
	Shares	Value
Spain - 1.0%
Prosegur Compania de Seguridad SA (Reg.)	1,726,154	$ 10,123,448
United States of America - 0.6%
BPZ Energy, Inc. (a)(d)	3,096,150	3,839,226
First Cash Financial Services, Inc. (a)	34,366	2,030,343
TOTAL UNITED STATES OF AMERICA		5,869,569
TOTAL COMMON STOCKS (Cost $613,015,083)		693,865,322
Nonconvertible Preferred Stocks - 29.4%

Brazil - 28.4%
Ambev SA sponsored ADR	7,028,847	46,952,698
Banco Bradesco SA:
(PN)	1,521,817	22,920,300
(PN) sponsored ADR	297,000	4,449,060
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	333,025	13,963,960
sponsored ADR (d)	239,770	10,022,386
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR (d)	471,400	3,658,064
Embraer SA sponsored ADR	278,234	10,750,962
Itau Unibanco Holding SA	4,442,105	65,881,339
Itau Unibanco Holding SA sponsored ADR	436,477	6,442,401
Itausa-Investimentos Itau SA (PN)	4,826,393	19,263,500
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	6,080,071	37,492,831
sponsored ADR (d)	1,448,986	16,953,136
Telefonica Brasil SA	201,513	4,115,813
Telefonica Brasil SA sponsored ADR	114,900	2,348,556
TIM Participacoes SA sponsored ADR	143,700	3,954,624
Vale SA (PN-A)	1,595,700	13,877,612
TOTAL BRAZIL		283,047,242

	Shares	Value
Chile - 0.5%
Embotelladora Andina SA:
Class A	1,336,888	$ 3,426,905
Class B	354,699	1,113,928
TOTAL CHILE		4,540,833
Colombia - 0.5%
Grupo Aval Acciones y Valores SA	2,897,449	1,964,492
Grupo de Inversiones Suramerica SA	163,024	3,286,627
TOTAL COLOMBIA		5,251,119
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $181,362,842)		292,839,194
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.11% (b)	8,233,635	8,233,635
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	28,434,052	28,434,052
TOTAL MONEY MARKET FUNDS (Cost $36,667,687)		36,667,687
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $831,045,612)		1,023,372,203
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(27,324,122)
NET ASSETS - 100%		$ 996,048,081
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,330
Fidelity Securities Lending Cash Central Fund	174,919
Total	$ 187,249
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Latin America Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $27,489,362) - See accompanying schedule: Unaffiliated issuers (cost $794,377,925)	$ 986,704,516
Fidelity Central Funds (cost $36,667,687)	36,667,687
Total Investments (cost $831,045,612)		$ 1,023,372,203
Foreign currency held at value (cost $1,344,098)		1,344,098
Receivable for investments sold		964,913
Receivable for fund shares sold		422,682
Dividends receivable		1,159,210
Distributions receivable from Fidelity Central Funds		12,472
Prepaid expenses		79
Other receivables		4,415
Total assets		1,027,280,072

Liabilities
Payable for investments purchased	$ 22,620
Payable for fund shares redeemed	1,547,798
Accrued management fee	587,631
Distribution and service plan fees payable	23,070
Other affiliated payables	267,917
Other payables and accrued expenses	348,903
Collateral on securities loaned, at value	28,434,052
Total liabilities		31,231,991

Net Assets		$ 996,048,081
Net Assets consist of:
Paid in capital		$ 727,686,451
Undistributed net investment income		11,771,382
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		64,331,509
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		192,258,739
Net Assets		$ 996,048,081

Statement of Assets and Liabilities - continued

October 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,898,337 ÷ 1,151,255 shares)	$ 30.31

Maximum offering price per share (100/94.25 of $30.31)	$ 32.16
Class T: Net Asset Value and redemption price per share ($9,760,619 ÷ 321,820 shares)	$ 30.33

Maximum offering price per share (100/96.50 of $30.33)	$ 31.43
Class B: Net Asset Value and offering price per share ($2,210,561 ÷ 72,574 shares)A	$ 30.46

Class C: Net Asset Value and offering price per share ($11,349,398 ÷ 373,654 shares)A	$ 30.37

Latin America: Net Asset Value, offering price and redemption price per share ($933,298,327 ÷ 30,758,236 shares)	$ 30.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,530,839 ÷ 149,305 shares)	$ 30.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2014

Investment Income
Dividends		$ 37,028,730
Income from Fidelity Central Funds		187,249
Income before foreign taxes withheld		37,215,979
Less foreign taxes withheld		(3,986,494)
Total income		33,229,485

Expenses
Management fee	$ 8,039,637
Transfer agent fees	2,880,227
Distribution and service plan fees	312,495
Accounting and security lending fees	537,938
Custodian fees and expenses	719,560
Independent trustees' compensation	4,848
Registration fees	88,674
Audit	74,460
Legal	4,842
Interest	1,595
Miscellaneous	12,416
Total expenses before reductions	12,676,692
Expense reductions	(25,956)	12,650,736
Net investment income (loss)		20,578,749
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
)Unaffiliated issuers	81,822,240
Foreign currency transactions	(1,063,785)
Total net realized gain (loss)		80,758,455
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $88,210)	(221,938,821)
Assets and liabilities in foreign currencies	251,212
Total change in net unrealized appreciation (depreciation)		(221,687,609)
Net gain (loss)		(140,929,154)
Net increase (decrease) in net assets resulting from operations		$ (120,350,405)

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,578,749	$ 36,522,207
Net realized gain (loss)	80,758,455	270,423,636
Change in net unrealized appreciation (depreciation)	(221,687,609)	(468,204,656)
Net increase (decrease) in net assets resulting from operations	(120,350,405)	(161,258,813)
Distributions to shareholders from net investment income	(23,599,176)	(45,716,095)
Distributions to shareholders from net realized gain	(209,492,273)	(164,648,488)
Total distributions	(233,091,449)	(210,364,583)
Share transactions - net increase (decrease)	(61,704,730)	(626,013,705)
Redemption fees	197,877	218,753
Total increase (decrease) in net assets	(414,948,707)	(997,418,348)

Net Assets
Beginning of period	1,410,996,788	2,408,415,136
End of period (including undistributed net investment income of $11,771,382 and undistributed net investment income of $18,836,319, respectively)	$ 996,048,081	$ 1,410,996,788

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.71	$ 48.95	$ 52.38	$ 57.48	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.49	.72	.92	1.15	.02
Net realized and unrealized gain (loss)	(4.08)	(4.73)	(3.66)	(5.87)	2.79
Total from investment operations	(3.59)	(4.01)	(2.74)	(4.72)	2.81
Distributions from net investment income	(.57)	(.79)	(.70)	(.19)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.82)	(4.24)	(.70)	(.39)	(.80)
Redemption fees added to paid in capital E	.01	.01	.01	.01	- K
Net asset value, end of period	$ 30.31	$ 40.71	$ 48.95	$ 52.38	$ 57.48
Total ReturnB, C, D	(9.06)%	(8.93)%	(5.23)%	(8.26)%	5.14%
Ratios to Average Net Assets F, I
Expenses before reductions	1.38%	1.37%	1.35%	1.34%	1.37%A
Expenses net of fee waivers, if any	1.38%	1.37%	1.35%	1.34%	1.37%A
Expenses net of all reductions	1.38%	1.35%	1.35%	1.34%	1.34%A
Net investment income (loss)	1.52%	1.66%	1.80%	2.05%	.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,898	$ 48,464	$ 69,654	$ 91,407	$ 115,626
Portfolio turnover rateG	30%	23%	23%	11%	56% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class T

Years ended October 31,	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.68	$ 48.88	$ 52.27	$ 57.47	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.40	.61	.78	.99	.01
Net realized and unrealized gain (loss)	(4.08)	(4.74)	(3.65)	(5.85)	2.79
Total from investment operations	(3.68)	(4.13)	(2.87)	(4.86)	2.80
Distributions from net investment income	(.43)	(.63)	(.53)	(.15)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.68)	(4.08)	(.53)	(.35)	(.80)
Redemption fees added to paid in capital E	.01	.01	.01	.01	- K
Net asset value, end of period	$ 30.33	$ 40.68	$ 48.88	$ 52.27	$ 57.47
Total ReturnB, C, D	(9.30)%	(9.17)%	(5.49)%	(8.50)%	5.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.65%	1.63%	1.61%	1.61%	1.63%A
Expenses net of fee waivers, if any	1.65%	1.63%	1.61%	1.61%	1.63%A
Expenses net of all reductions	1.65%	1.61%	1.61%	1.61%	1.60%A
Net investment income (loss)	1.25%	1.40%	1.54%	1.78%	.13%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,761	$ 12,705	$ 19,334	$ 26,020	$ 36,820
Portfolio turnover rateG	30%	23%	23%	11%	56% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.63	$ 48.72	$ 52.06	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.25	.40	.53	.72	(.02)
Net realized and unrealized gain (loss)	(4.08)	(4.74)	(3.63)	(5.84)	2.79
Total from investment operations	(3.83)	(4.34)	(3.10)	(5.12)	2.77
Distributions from net investment income	(.10)	(.31)	(.25)	(.07)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.35)	(3.76)	(.25)	(.27)	(.80)
Redemption fees added to paid in capital E	.01	.01	.01	.01	- K
Net asset value, end of period	$ 30.46	$ 40.63	$ 48.72	$ 52.06	$ 57.44
Total ReturnB, C, D	(9.73)%	(9.60)%	(5.95)%	(8.94)%	5.06%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14%	2.12%	2.10%	2.10%	2.12%A
Expenses net of fee waivers, if any	2.14%	2.12%	2.10%	2.10%	2.12%A
Expenses net of all reductions	2.13%	2.10%	2.10%	2.10%	2.10%A
Net investment income (loss)	.76%	.91%	1.05%	1.29%	(.36)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,211	$ 4,764	$ 9,492	$ 14,114	$ 20,392
Portfolio turnover rateG	30%	23%	23%	11%	56% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class C

Years ended October 31,	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.59	$ 48.73	$ 52.05	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.25	.40	.54	.73	(.02)
Net realized and unrealized gain (loss)	(4.07)	(4.74)	(3.64)	(5.84)	2.79
Total from investment operations	(3.82)	(4.34)	(3.10)	(5.11)	2.77
Distributions from net investment income	(.16)	(.36)	(.23)	(.09)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.41)	(3.81)	(.23)	(.29)	(.80)
Redemption fees added to paid in capital E	.01	.01	.01	.01	- K
Net asset value, end of period	$ 30.37	$ 40.59	$ 48.73	$ 52.05	$ 57.44
Total ReturnB, C, D	(9.74)%	(9.62)%	(5.94)%	(8.93)%	5.06%
Ratios to Average Net Assets F, I
Expenses before reductions	2.13%	2.12%	2.10%	2.08%	2.09%A
Expenses net of fee waivers, if any	2.13%	2.12%	2.10%	2.08%	2.09%A
Expenses net of all reductions	2.13%	2.10%	2.10%	2.08%	2.07%A
Net investment income (loss)	.77%	.91%	1.06%	1.31%	(.34)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,349	$ 15,185	$ 27,405	$ 35,203	$ 48,329
Portfolio turnover rateG	30%	23%	23%	11%	56% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Latin America

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 40.80	$ 49.09	$ 52.48	$ 57.50	$ 47.29
Income from Investment Operations
Net investment income (loss) B	.59	.87	1.09	1.34	1.07
Net realized and unrealized gain (loss)	(4.10)	(4.74)	(3.67)	(5.88)	11.00
Total from investment operations	(3.51)	(3.87)	(2.58)	(4.54)	12.07
Distributions from net investment income	(.71)	(.98)	(.82)	(.29)	(1.49)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	(.39)
Total distributions	(6.96)	(4.43)	(.82)	(.49)	(1.88)
Redemption fees added to paid in capital B	.01	.01	.01	.01	.02
Net asset value, end of period	$ 30.34	$ 40.80	$ 49.09	$ 52.48	$ 57.50
Total ReturnA	(8.79)%	(8.63)%	(4.91)%	(7.96)%	25.91%
Ratios to Average Net Assets C, E
Expenses before reductions	1.08%	1.04%	1.02%	1.00%	1.03%
Expenses net of fee waivers, if any	1.08%	1.04%	1.02%	1.00%	1.03%
Expenses net of all reductions	1.07%	1.03%	1.02%	1.00%	1.01%
Net investment income (loss)	1.83%	1.99%	2.14%	2.39%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 933,298	$ 1,324,748	$ 2,274,601	$ 2,884,301	$ 4,283,462
Portfolio turnover rateD	30%	23%	23%	11%	56% F

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FThe portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Institutional Class

Years ended October 31,	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.79	$ 49.07	$ 52.51	$ 57.49	$ 55.47
Income from Investment Operations
Net investment income (loss) D	.60	.87	1.08	1.32	.03
Net realized and unrealized gain (loss)	(4.07)	(4.74)	(3.67)	(5.88)	2.79
Total from investment operations	(3.47)	(3.87)	(2.59)	(4.56)	2.82
Distributions from net investment income	(.73)	(.97)	(.86)	(.23)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.98)	(4.42)	(.86)	(.43)	(.80)
Redemption fees added to paid in capital D	.01	.01	.01	.01	- J
Net asset value, end of period	$ 30.35	$ 40.79	$ 49.07	$ 52.51	$ 57.49
Total ReturnB, C	(8.69)%	(8.63)%	(4.93)%	(7.98)%	5.15%
Ratios to Average Net Assets E, H
Expenses before reductions	1.04%	1.03%	1.04%	1.04%	1.08%A
Expenses net of fee waivers, if any	1.04%	1.03%	1.04%	1.04%	1.08%A
Expenses net of all reductions	1.04%	1.01%	1.04%	1.04%	1.06%A
Net investment income (loss)	1.86%	2.00%	2.12%	2.35%	.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,531	$ 5,131	$ 7,928	$ 9,603	$ 12,868
Portfolio turnover rateF	30%	23%	23%	11%	56% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

1. Organization.

Fidelity Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Latin America and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 297,013,645
Gross unrealized depreciation	(105,766,232)
Net unrealized appreciation (depreciation) on securities	$ 191,247,413

Tax Cost	$ 832,124,790

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 11,771,951
Undistributed long-term capital gain	$ 65,410,687
Net unrealized appreciation (depreciation) on securities and other investments	$ 191,243,728

The tax character of distributions paid was as follows:

	October 31, 2014	October 31, 2013
Ordinary Income	$ 23,599,177	$ 45,716,095
Long-term Capital Gains	209,492,272	164,648,488
Total	$ 233,091,449	$ 210,364,583

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $341,420,588 and $614,779,349, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 99,925	$ 16,564
Class T	.25%	.25%	53,486	335
Class B	.75%	.25%	31,109	23,332
Class C	.75%	.25%	127,975	20,437
			$ 312,495	$ 60,668

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 26,269
Class T	2,866
Class B*	5,807
Class C*	1,474
$ 36,416

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 121,566.30
Class T	34,129.32
Class B	9,423.30
Class C	38,852.30
Latin America	2,667,507.25
Institutional Class	8,750.21
	$ 2,880,227

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9,913 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,355,471.30%		$ 915

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,921 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $174,919. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $6,039,286. The weighted average interest rate was .58%. The interest expense amounted to $680 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $20,041 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $5,915.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2014	2013
From net investment income
Class A	$ 667,095	$ 1,098,761
Class T	136,327	245,683
Class B	12,098	57,649
Class C	60,991	192,218
Latin America	22,631,305	43,971,155
Institutional Class	91,360	150,629
Total	$ 23,599,176	$ 45,716,095
From net realized gain
Class A	$ 7,249,224	$ 4,828,947
Class T	1,918,455	1,341,152
Class B	684,975	641,573
Class C	2,282,110	1,868,040
Latin America	196,577,505	155,430,816
Institutional Class	780,004	537,960
Total	$ 209,492,273	$ 164,648,488

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
Years ended October 31,	2014	2013	2014	2013
Class A
Shares sold	256,161	232,318	$ 8,113,294	$ 10,075,611
Reinvestment of distributions	229,379	119,230	7,071,806	5,315,278
Shares redeemed	(524,684)	(584,100)	(16,539,013)	(25,288,174)
Net increase (decrease)	(39,144)	(232,552)	$ (1,353,913)	$ (9,897,285)
Class T
Shares sold	47,965	46,221	$ 1,548,211	$ 2,015,673
Reinvestment of distributions	65,609	34,933	2,028,652	1,559,775
Shares redeemed	(104,082)	(164,385)	(3,252,264)	(7,142,972)
Net increase (decrease)	9,492	(83,231)	$ 324,599	$ (3,567,524)
Class B
Shares sold	1,044	1,849	$ 32,892	$ 84,642
Reinvestment of distributions	18,939	13,236	590,702	592,836
Shares redeemed	(64,672)	(92,657)	(2,061,800)	(4,084,874)
Net increase (decrease)	(44,689)	(77,572)	$ (1,438,206)	$ (3,407,396)
Class C
Shares sold	91,764	46,994	$ 2,901,440	$ 2,021,869
Reinvestment of distributions	69,412	42,623	2,158,720	1,907,392
Shares redeemed	(161,581)	(277,980)	(5,151,621)	(12,111,471)
Net increase (decrease)	(405)	(188,363)	$ (91,461)	$ (8,182,210)
Latin America
Shares sold	4,529,614	3,510,227	$ 143,961,705	$ 154,033,223
Reinvestment of distributions	6,820,938	4,304,957	209,950,213	191,785,822
Shares redeemed	(13,065,128)	(21,678,292)	(413,931,096)	(945,202,869)
Net increase (decrease)	(1,714,576)	(13,863,108)	$ (60,019,178)	$ (599,383,824)
Institutional Class
Shares sold	125,962	62,065	$ 4,086,454	$ 2,723,553
Reinvestment of distributions	21,472	11,511	660,492	512,716
Shares redeemed	(123,906)	(109,367)	(3,873,517)	(4,811,735)
Net increase (decrease)	23,528	(35,791)	$ 873,429	$ (1,575,466)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and the Shareholders of Fidelity Latin America Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Latin America Fund (a fund of Fidelity Investment Trust) at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Latin America Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 19, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 174 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), Director of Fidelity SelectCo, LLC (2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as a Director and Chief Compliance Officer of Fidelity Management & Research (U.K.) Inc. (2013-present) and is an employee of Fidelity Investments.

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (2014-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Latin America Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional class	12/08/2014	12/05/2014	$0.424	$2.050

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2014, $81,956,005, or, if subsequently determined to be different, the net capital gain of such year.

A percentage of the dividends distributed during the fiscal year may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code:

	December 6, 2013	December 26, 2013
Institutional Class:	64%	76%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follow:

	Pay Date	Income	Taxes
Institutional Class:	12/09/2013	$0.7931	$0.1171
Institutional Class:	12/27/2013	$0.0500	$0.0000

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Latin America Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group comparison is not shown below.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Latin America Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked is also included in the chart and considered by the Board.

Annual Report

Fidelity Latin America Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FALAI-UANN-1214
1.917407.104

Fidelity's

Targeted International Equity

Funds®

Fidelity® Canada Fund

Fidelity China Region Fund

Fidelity Emerging Asia Fund

Fidelity Emerging Markets Fund

Fidelity Europe Fund

Fidelity Japan Fund

Fidelity Japan Smaller Companies Fund

Fidelity Latin America Fund

Fidelity Nordic Fund

Fidelity Pacific Basin Fund

Annual Report

October 31, 2014

(Fidelity Cover Art)

Contents

Fidelity® Canada Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity China Region Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Emerging Asia Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Emerging Markets Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Europe Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Japan Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Japan Smaller Companies Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Latin America Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Nordic Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Pacific Basin Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion of Fund Performance
	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Reports of Independent Registered Public Accounting Firms	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Canada Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Canada Fund	6.64%	7.90%	8.45%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Canada Fund, a class of the fund, on October 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P®/TSX Composite Index performed over the same period.

Annual Report

Fidelity Canada Fund

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October market decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. The MSCI EAFE Index, representing non-U.S. developed markets, returned -0.48% for the year, driven partly by late-period concern that the eurozone could slip into deflation. The MSCI Emerging Markets Index returned 0.98% for the year, held back for much of the period by concerns that a slowing Chinese economy may dampen earnings for companies that do business there.

Comments from Risteard Hogan, who became sole Portfolio Manager of Fidelity® Canada Fund on October 1, 2014, after serving as Co-Manager: For the year, the fund's Retail Class shares gained 6.64%, versus 4.12% for the S&P®/TSX Composite Index. We had good stock picking in a weak energy sector and also managed to lose less ground than the index in materials. Our security selection in consumer staples also helped us outperform in that sector. With gold prices in a downtrend since March, we chose to underweight Barrick Gold and avoid index stock Yamana Gold altogether. Barrick Gold was sold by period end. Additionally, it proved beneficial to not own index name and natural resources developer Teck Resources. This company derives a significant portion of its revenue from coal, and coal prices have been under severe pressure from excess capacity. Turning to consumer staples, the fund's largest individual contributor was convenience-store operator Alimentation Couche-Tard. The company was able to effectively integrate several acquisitions, including in Europe, during the period, helping to drive strong financial results. Lastly, I'll mention Canadian National Railway, a North American transportation company that benefited from strength in the U.S. economy and a good grain harvest that helped to boost rail shipments. The company also secured solid pricing power as demand for its services increased while capacity remained stable, helping to expand its profit margin. On the downside, a handful of materials stocks were among the fund's largest relative detractors, most notably a larger-than-index position in international gold producer Agnico Eagle Mines. Agnico suffered along with most of its peers, as gold prices fell more than 11% for the period. I continued to hold this stock at period end because I have good conviction in the company's management team, as well as the quality and location of its mines. We missed with the timing of Potash Corp. of Saskatchewan. Initially, we felt fundamentals for fertilizer would be weak. We established a small position in April based on the company's improving pricing power, but we subsequently reduced exposure, after which the stock outperformed the benchmark. Elsewhere, prematurely selling the fund's stake in dollar-store operator Dollarama near period end was detrimental. I felt the stock had performed well throughout the period and wanted to take advantage of other opportunities. Dollarama continued to advance, however, after our sale.

Note to shareholders: Fidelity Canada Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Canadian market. As of October 31, 2014, the fund did not have more than 25% of its assets invested in any one industry.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Canada Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Class A	1.28%
Actual		$ 1,000.00	$ 1,006.60	$ 6.47
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.51
Class T	1.59%
Actual		$ 1,000.00	$ 1,004.80	$ 8.03
HypotheticalA		$ 1,000.00	$ 1,017.19	$ 8.08
Class B	2.09%
Actual		$ 1,000.00	$ 1,002.40	$ 10.55
HypotheticalA		$ 1,000.00	$ 1,014.67	$ 10.61
Class C	2.03%
Actual		$ 1,000.00	$ 1,002.70	$ 10.25
HypotheticalA		$ 1,000.00	$ 1,014.97	$ 10.31
Canada	.98%
Actual		$ 1,000.00	$ 1,008.10	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99
Institutional Class	1.02%
Actual		$ 1,000.00	$ 1,007.80	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.19

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Canada Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2014
Canada	93.0%
United States of America*	5.0%
United Kingdom	1.0%
Ireland	0.5%
Bailiwick of Jersey	0.5%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2014
Canada	95.2%
United States of America*	4.8%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.8	96.9
Short-Term Investments and Net Other Assets (Liabilities)	2.2	3.1
Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Bank of Canada (Banks)	7.7	7.9
The Toronto-Dominion Bank (Banks)	7.3	7.8
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	5.6	4.1
Canadian National Railway Co. (Road & Rail)	5.1	3.8
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	4.3	2.7
Manulife Financial Corp. (Insurance)	4.1	2.9
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	3.1	1.2
National Bank of Canada (Banks)	3.1	0.4
Valeant Pharmaceuticals International (Canada) (Pharmaceuticals)	2.7	3.9
Rogers Communications, Inc. Class B (non-vtg.) (Wireless Telecommunication Services)	2.5	0.8
	45.5
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.4	33.1
Energy	23.8	25.0
Materials	10.6	7.6
Industrials	8.6	7.8
Consumer Staples	8.2	3.6
Telecommunication Services	5.5	4.2
Information Technology	4.2	2.8
Health Care	3.2	4.5
Consumer Discretionary	2.3	8.3

Annual Report

Fidelity Canada Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 2.3%
Media - 0.4%
Quebecor, Inc. Class B (sub. vtg.)	371,700	$ 9,541,086
Specialty Retail - 0.8%
AutoCanada, Inc.	100,000	5,554,323
RONA, Inc.	1,006,300	12,276,851
		17,831,174
Textiles, Apparel & Luxury Goods - 1.1%
Gildan Activewear, Inc.	405,395	24,149,967
TOTAL CONSUMER DISCRETIONARY		51,522,227
CONSUMER STAPLES - 8.2%
Food & Staples Retailing - 6.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,384,900	47,000,954
George Weston Ltd.	414,200	33,840,146
Jean Coutu Group, Inc. Class A (sub. vtg.)	1,548,000	35,491,167
Metro, Inc. Class A (sub. vtg.)	222,465	15,633,049
North West Co., Inc.	580,000	11,990,595
		143,955,911
Food Products - 0.8%
Mead Johnson Nutrition Co. Class A	182,600	18,134,006
Tobacco - 1.0%
British American Tobacco PLC (United Kingdom)	409,100	23,186,803
TOTAL CONSUMER STAPLES		185,276,720
ENERGY - 23.8%
Energy Equipment & Services - 1.4%
Pason Systems, Inc.	829,100	19,840,138
ShawCor Ltd. Class A	159,100	7,008,842
ZCL Composites, Inc.	896,900	5,395,486
		32,244,466
Oil, Gas & Consumable Fuels - 22.4%
ARC Resources Ltd. (d)	1,277,900	30,137,600
Canadian Natural Resources Ltd.	1,096,898	38,277,803
Enbridge, Inc.	2,058,200	97,390,361
Imperial Oil Ltd.	1,447,400	69,644,206
Keyera Corp.	519,702	41,343,757
Painted Pony Petroleum Ltd. (a)	827,500	7,841,444
Parkland Fuel Corp.	853,200	16,692,303
Peyto Exploration & Development Corp.	500,000	14,112,062
PrairieSky Royalty Ltd.	191,100	5,883,652
Spartan Energy Corp. (a)	4,230,200	11,485,215
Suncor Energy, Inc.	3,522,900	125,093,348

	Shares	Value
Vermilion Energy, Inc. (d)	418,800	$ 23,766,867
Whitecap Resources, Inc.	1,619,400	20,963,618
		502,632,236
TOTAL ENERGY		534,876,702
FINANCIALS - 31.4%
Banks - 20.6%
Bank of Montreal (d)	157,500	11,421,388
Bank of Nova Scotia	749,500	45,899,020
National Bank of Canada	1,478,600	69,111,972
Royal Bank of Canada	2,430,000	172,507,255
The Toronto-Dominion Bank	3,357,600	165,250,940
		464,190,575
Capital Markets - 0.5%
Gluskin Sheff + Associates, Inc.	442,300	11,553,447
Insurance - 9.6%
Fairfax Financial Holdings Ltd. (sub. vtg.)	88,600	40,479,835
Intact Financial Corp.	680,225	45,609,869
Manulife Financial Corp.	4,881,200	92,639,074
Power Corp. of Canada (sub. vtg.)	1,415,900	37,362,021
		216,090,799
Real Estate Investment Trusts - 0.7%
Allied Properties (REIT)	455,700	14,382,014
TOTAL FINANCIALS		706,216,835
HEALTH CARE - 3.2%
Pharmaceuticals - 3.2%
Actavis PLC (a)	48,827	11,852,266
Valeant Pharmaceuticals International (Canada) (a)	447,471	59,474,873
		71,327,139
INDUSTRIALS - 8.6%
Aerospace & Defense - 0.4%
Bombardier, Inc. Class B (sub. vtg.)	2,746,600	9,041,201
Airlines - 1.0%
WestJet Airlines Ltd.	771,600	21,832,504
Professional Services - 1.1%
Stantec, Inc.	397,900	25,210,984
Road & Rail - 6.1%
Canadian National Railway Co.	1,611,100	113,586,803
TransForce, Inc.	960,600	23,489,762
		137,076,565
TOTAL INDUSTRIALS		193,161,254
INFORMATION TECHNOLOGY - 4.2%
Electronic Equipment & Components - 0.5%
Avigilon Corp. (a)(d)	834,400	11,541,898
IT Services - 1.4%
CGI Group, Inc. Class A (sub. vtg.) (a)	895,000	30,724,058
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.3%
Constellation Software, Inc.	99,200	$ 27,945,521
Open Text Corp.	442,214	24,424,667
		52,370,188
TOTAL INFORMATION TECHNOLOGY		94,636,144
MATERIALS - 10.6%
Chemicals - 1.0%
Potash Corp. of Saskatchewan, Inc.	669,500	22,852,283
Containers & Packaging - 1.6%
CCL Industries, Inc. Class B	278,300	28,134,956
Winpak Ltd.	290,000	7,654,940
		35,789,896
Metals & Mining - 6.0%
Agnico Eagle Mines Ltd. (Canada)	801,500	18,888,106
B2Gold Corp. (a)	3,218,027	5,367,899
Eldorado Gold Corp.	3,094,600	16,913,833
Freeport-McMoRan, Inc.	781,300	22,267,050
Labrador Iron Ore Royalty Corp.	479,300	8,335,282
Lundin Mining Corp. (a)	2,816,800	12,571,318
Randgold Resources Ltd.	172,100	10,072,728
Royal Gold, Inc.	410,800	23,477,220
Tahoe Resources, Inc. (a)	683,400	11,842,245
Torex Gold Resources, Inc. (a)	4,895,000	5,211,836
		134,947,517
Paper & Forest Products - 2.0%
Stella-Jones, Inc.	472,400	13,718,692
West Fraser Timber Co. Ltd.	616,400	32,339,055
		46,057,747
TOTAL MATERIALS		239,647,443
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 3.0%
TELUS Corp.	801,500	28,723,291
TELUS Corp.	1,100,000	39,420,611
		68,143,902

	Shares	Value
Wireless Telecommunication Services - 2.5%
Rogers Communications, Inc. Class B (non-vtg.) (d)	1,486,300	$ 55,888,731
TOTAL TELECOMMUNICATION SERVICES		124,032,633
TOTAL COMMON STOCKS (Cost $1,768,169,986)		2,200,697,097
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.11% (b)	40,892,323	40,892,323
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	55,842,463	55,842,463
TOTAL MONEY MARKET FUNDS (Cost $96,734,786)		96,734,786
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,864,904,772)		2,297,431,883
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(47,391,127)
NET ASSETS - 100%		$ 2,250,040,756
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,694
Fidelity Securities Lending Cash Central Fund	2,132,501
Total	$ 2,190,195
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 51,522,227	$ 51,522,227	$ -	$ -
Consumer Staples	185,276,720	162,089,917	23,186,803	-
Energy	534,876,702	534,876,702	-	-
Financials	706,216,835	706,216,835	-	-
Health Care	71,327,139	71,327,139	-	-
Industrials	193,161,254	193,161,254	-	-
Information Technology	94,636,144	94,636,144	-	-
Materials	239,647,443	229,574,715	10,072,728	-
Telecommunication Services	124,032,633	124,032,633	-	-
Money Market Funds	96,734,786	96,734,786	-	-
Total Investments in Securities:	$ 2,297,431,883	$ 2,264,172,352	$ 33,259,531	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Canada Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $53,018,298) - See accompanying schedule: Unaffiliated issuers (cost $1,768,169,986)	$ 2,200,697,097
Fidelity Central Funds (cost $96,734,786)	96,734,786
Total Investments (cost $1,864,904,772)		$ 2,297,431,883
Foreign currency held at value (cost $52,761)		52,761
Receivable for investments sold		8,522,932
Receivable for fund shares sold		647,723
Dividends receivable		4,127,641
Distributions receivable from Fidelity Central Funds		423,767
Prepaid expenses		4,069
Other receivables		2,366
Total assets		2,311,213,142

Liabilities
Payable for investments purchased	$ 640,809
Payable for fund shares redeemed	2,492,883
Accrued management fee	1,578,722
Distribution and service plan fees payable	66,412
Other affiliated payables	483,736
Other payables and accrued expenses	67,361
Collateral on securities loaned, at value	55,842,463
Total liabilities		61,172,386

Net Assets		$ 2,250,040,756
Net Assets consist of:
Paid in capital		$ 1,538,088,110
Undistributed net investment income		20,538,750
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		258,895,199
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		432,518,697
Net Assets		$ 2,250,040,756

Statement of Assets and Liabilities - continued

October 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,004,423 ÷ 1,568,882 shares)	$ 60.56

Maximum offering price per share (100/94.25 of $60.56)	$ 64.25
Class T: Net Asset Value and redemption price per share ($21,989,188 ÷ 365,138 shares)	$ 60.22

Maximum offering price per share (100/96.50 of $60.22)	$ 62.40
Class B: Net Asset Value and offering price per share ($6,289,879 ÷ 106,116 shares)A	$ 59.27

Class C: Net Asset Value and offering price per share ($38,748,570 ÷ 656,348 shares)A	$ 59.04

Canada: Net Asset Value, offering price and redemption price per share ($2,057,843,484 ÷ 33,763,362 shares)	$ 60.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,165,212 ÷ 496,136 shares)	$ 60.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2014

Investment Income
Dividends		$ 55,177,252
Income from Fidelity Central Funds		2,190,195
Income before foreign taxes withheld		57,367,447
Less foreign taxes withheld		(8,108,754)
Total income		49,258,693

Expenses
Management fee Basic fee	$ 16,644,724
Performance adjustment	658,178
Transfer agent fees	4,892,732
Distribution and service plan fees	868,220
Accounting and security lending fees	1,056,771
Custodian fees and expenses	32,667
Independent trustees' compensation	9,870
Registration fees	88,993
Audit	71,901
Legal	9,219
Interest	305
Miscellaneous	21,347
Total expenses before reductions	24,354,927
Expense reductions	(19,822)	24,335,105
Net investment income (loss)		24,923,588
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	291,391,364
Foreign currency transactions	(527,412)
Total net realized gain (loss)		290,863,952
Change in net unrealized appreciation (depreciation) on: Investment securities	(164,794,025)
Assets and liabilities in foreign currencies	46,763
Total change in net unrealized appreciation (depreciation)		(164,747,262)
Net gain (loss)		126,116,690
Net increase (decrease) in net assets resulting from operations		$ 151,040,278

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,923,588	$ 38,579,360
Net realized gain (loss)	290,863,952	314,796,773
Change in net unrealized appreciation (depreciation)	(164,747,262)	(148,474,588)
Net increase (decrease) in net assets resulting from operations	151,040,278	204,901,545
Distributions to shareholders from net investment income	(9,338,915)	(43,693,415)
Distributions to shareholders from net realized gain	(13,503,099)	-
Total distributions	(22,842,014)	(43,693,415)
Share transactions - net increase (decrease)	(365,686,992)	(991,330,828)
Redemption fees	129,289	153,637
Total increase (decrease) in net assets	(237,359,439)	(829,969,061)

Net Assets
Beginning of period	2,487,400,195	3,317,369,256
End of period (including undistributed net investment income of $20,538,750 and undistributed net investment income of $5,441,243, respectively)	$ 2,250,040,756	$ 2,487,400,195

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.31	$ 53.65	$ 52.20	$ 53.81	$ 44.24
Income from Investment Operations
Net investment income (loss) C	.47	.60	.57	.34	.31
Net realized and unrealized gain (loss)	3.13	3.63	1.50	(1.17)	9.64
Total from investment operations	3.60	4.23	2.07	(.83)	9.95
Distributions from net investment income	(.03)	(.57)	(.33)	(.35)	(.39)
Distributions from net realized gain	(.32)	-	(.29)	(.44)	-
Total distributions	(.35)	(.57)	(.62)	(.79)	(.39)
Redemption fees added to paid in capital C	- G	- G	- G	.01	.01
Net asset value, end of period	$ 60.56	$ 57.31	$ 53.65	$ 52.20	$ 53.81
Total ReturnA, B	6.32%	7.98%	4.04%	(1.64)%	22.62%
Ratios to Average Net Assets D, F
Expenses before reductions	1.29%	1.19%	1.08%	1.12%	1.24%
Expenses net of fee waivers, if any	1.29%	1.19%	1.08%	1.12%	1.24%
Expenses net of all reductions	1.29%	1.18%	1.08%	1.12%	1.18%
Net investment income (loss)	.79%	1.11%	1.11%	.59%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,004	$ 116,661	$ 159,597	$ 215,369	$ 170,446
Portfolio turnover rateE	85%	64%	86%	104%	143%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BTotal returns do not include the effect of the sales charges. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights - Class T

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.14	$ 53.48	$ 52.01	$ 53.64	$ 44.11
Income from Investment Operations
Net investment income (loss) C	.29	.45	.43	.17	.18
Net realized and unrealized gain (loss)	3.11	3.63	1.49	(1.16)	9.60
Total from investment operations	3.40	4.08	1.92	(.99)	9.78
Distributions from net investment income	-	(.42)	(.16)	(.21)	(.26)
Distributions from net realized gain	(.32)	-	(.29)	(.44)	-
Total distributions	(.32)	(.42)	(.45)	(.65)	(.26)
Redemption fees added to paid in capital C	- G	- G	- G	.01	.01
Net asset value, end of period	$ 60.22	$ 57.14	$ 53.48	$ 52.01	$ 53.64
Total ReturnA, B	5.99%	7.69%	3.74%	(1.93)%	22.27%
Ratios to Average Net Assets D, F
Expenses before reductions	1.59%	1.47%	1.36%	1.42%	1.51%
Expenses net of fee waivers, if any	1.59%	1.47%	1.36%	1.42%	1.51%
Expenses net of all reductions	1.59%	1.46%	1.36%	1.42%	1.46%
Net investment income (loss)	.48%	.83%	.83%	.30%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,989	$ 23,751	$ 29,626	$ 34,323	$ 31,522
Portfolio turnover rateE	85%	64%	86%	104%	143%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BTotal returns do not include the effect of the sales charges. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.53	$ 52.89	$ 51.37	$ 53.03	$ 43.68
Income from Investment Operations
Net investment income (loss) C	(.01)	.18	.17	(.11)	(.07)
Net realized and unrealized gain (loss)	3.07	3.60	1.49	(1.14)	9.50
Total from investment operations	3.06	3.78	1.66	(1.25)	9.43
Distributions from net investment income	-	(.14)	-	(.01)	(.09)
Distributions from net realized gain	(.32)	-	(.14)	(.41)	-
Total distributions	(.32)	(.14)	(.14)	(.42)	(.09)
Redemption fees added to paid in capital C	- G	- G	- G	.01	.01
Net asset value, end of period	$ 59.27	$ 56.53	$ 52.89	$ 51.37	$ 53.03
Total ReturnA, B	5.45%	7.17%	3.25%	(2.41)%	21.64%
Ratios to Average Net Assets D, F
Expenses before reductions	2.09%	1.96%	1.85%	1.91%	2.01%
Expenses net of fee waivers, if any	2.09%	1.96%	1.85%	1.91%	2.01%
Expenses net of all reductions	2.09%	1.95%	1.85%	1.91%	1.96%
Net investment income (loss)	(.01)%	.34%	.34%	(.20)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,290	$ 7,737	$ 9,804	$ 11,866	$ 13,464
Portfolio turnover rateE	85%	64%	86%	104%	143%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BTotal returns do not include the effect of the contingent deferred sales charge. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights - Class C

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.27	$ 52.61	$ 51.19	$ 52.87	$ 43.60
Income from Investment Operations
Net investment income (loss) C	.02	.20	.19	(.08)	(.06)
Net realized and unrealized gain (loss)	3.07	3.58	1.46	(1.14)	9.48
Total from investment operations	3.09	3.78	1.65	(1.22)	9.42
Distributions from net investment income	-	(.12)	-	(.03)	(.16)
Distributions from net realized gain	(.32)	-	(.23)	(.44)	-
Total distributions	(.32)	(.12)	(.23)	(.47)	(.16)
Redemption fees added to paid in capital C	- G	- G	- G	.01	.01
Net asset value, end of period	$ 59.04	$ 56.27	$ 52.61	$ 51.19	$ 52.87
Total ReturnA, B	5.53%	7.21%	3.26%	(2.36)%	21.68%
Ratios to Average Net Assets D, F
Expenses before reductions	2.03%	1.93%	1.82%	1.86%	1.99%
Expenses net of fee waivers, if any	2.03%	1.92%	1.82%	1.86%	1.99%
Expenses net of all reductions	2.03%	1.92%	1.82%	1.86%	1.94%
Net investment income (loss)	.04%	.37%	.37%	(.15)%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,749	$ 46,040	$ 66,500	$ 87,990	$ 54,052
Portfolio turnover rateE	85%	64%	86%	104%	143%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BTotal returns do not include the effect of the contingent deferred sales charge. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share..

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Canada

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.72	$ 54.05	$ 52.59	$ 54.14	$ 44.46
Income from Investment Operations
Net investment income (loss) B	.66	.77	.73	.52	.46
Net realized and unrealized gain (loss)	3.13	3.66	1.51	(1.18)	9.68
Total from investment operations	3.79	4.43	2.24	(.66)	10.14
Distributions from net investment income	(.24)	(.76)	(.49)	(.46)	(.47)
Distributions from net realized gain	(.32)	-	(.29)	(.44)	-
Total distributions	(.56)	(.76)	(.78)	(.90)	(.47)
Redemption fees added to paid in capital B	- F	- F	- F	.01	.01
Net asset value, end of period	$ 60.95	$ 57.72	$ 54.05	$ 52.59	$ 54.14
Total ReturnA	6.64%	8.32%	4.36%	(1.33)%	22.97%
Ratios to Average Net Assets C, E
Expenses before reductions	.98%	.87%	.77%	.82%	.94%
Expenses net of fee waivers, if any	.98%	.87%	.77%	.82%	.94%
Expenses net of all reductions	.98%	.86%	.77%	.82%	.89%
Net investment income (loss)	1.09%	1.42%	1.42%	.90%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,057,843	$ 2,262,380	$ 2,992,597	$ 3,778,765	$ 3,953,693
Portfolio turnover rateD	85%	64%	86%	104%	143%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.57	$ 53.91	$ 52.44	$ 54.02	$ 44.39
Income from Investment Operations
Net investment income (loss) B	.65	.78	.74	.51	.46
Net realized and unrealized gain (loss)	3.12	3.64	1.50	(1.18)	9.65
Total from investment operations	3.77	4.42	2.24	(.67)	10.11
Distributions from net investment income	(.22)	(.76)	(.48)	(.48)	(.49)
Distributions from net realized gain	(.32)	-	(.29)	(.44)	-
Total distributions	(.54)	(.76)	(.77)	(.92)	(.49)
Redemption fees added to paid in capital B	- F	- F	- F	.01	.01
Net asset value, end of period	$ 60.80	$ 57.57	$ 53.91	$ 52.44	$ 54.02
Total ReturnA	6.62%	8.34%	4.38%	(1.35)%	22.94%
Ratios to Average Net Assets C, E
Expenses before reductions	1.00%	.86%	.76%	.82%	.95%
Expenses net of fee waivers, if any	1.00%	.86%	.76%	.82%	.95%
Expenses net of all reductions	1.00%	.85%	.76%	.82%	.90%
Net investment income (loss)	1.08%	1.43%	1.42%	.89%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,165	$ 30,831	$ 59,245	$ 68,112	$ 46,737
Portfolio turnover rateD	85%	64%	86%	104%	143%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

1. Organization.

Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Canada and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE),normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 475,951,698
Gross unrealized depreciation	(47,228,645)
Net unrealized appreciation (depreciation) on securities	$ 428,723,053

Tax Cost	$ 1,868,708,830

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 20,561,941
Undistributed long-term capital gain	$ 262,699,255
Net unrealized appreciation (depreciation) on securities and other investments	$ 428,691,732

The tax character of distributions paid was as follows:

	October 31, 2014	October 31,2013
Ordinary Income	$ 9,338,915	$ 43,693,415
Long-term Capital Gains	13,503,099	-
Total	$ 22,842,014	$ 43,693,415

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,963,946,021 and $2,352,850,096, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged 0.25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada as compared to its benchmark index, the S&P/TSX Composite Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 262,250	$ 1,691
Class T	.25%	.25%	113,416	1,115
Class B	.75%	.25%	70,991	53,275
Class C	.75%	.25%	421,563	18,233
			$ 868,220	$ 74,314

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,403
Class T	3,857
Class B*	10,358
Class C*	1,709
$ 33,327

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 267,976.26
Class T	70,200.31
Class B	21,445.30
Class C	104,790.25
Canada	4,362,061.20
Institutional Class	66,260.22
	$ 4,892,732

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,041 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,978,500.29%		$ 259

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,879 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there was no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,132,501. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $2,911,000. The weighted average interest rate was .57%. The interest expense amounted to $46 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,492 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $18,330.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2014	2013
From net investment income
Class A	$ 53,142	$ 1,637,055
Class T	-	220,579
Class B	-	25,159
Class C	-	146,334
Canada	9,173,811	40,860,360
Institutional Class	111,962	803,928
Total	$ 9,338,915	$ 43,693,415

Annual Report

10. Distributions to Shareholders - continued

Years ended October 31,	2014	2013
From net realized gain
Class A	$ 629,831	$ -
Class T	130,152	-
Class B	42,217	-
Class C	256,584	-
Canada	12,282,929	-
Institutional Class	161,386	-
Total	$ 13,503,099	$ -

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended October 31,	2014	2013	2014	2013
Class A
Shares sold	144,381	215,503	$ 8,740,780	$ 11,581,739
Reinvestment of distributions	9,784	24,773	552,980	1,299,341
Shares redeemed	(620,817)	(1,179,795)	(36,791,904)	(63,487,281)
Net increase (decrease)	(466,652)	(939,519)	$ (27,498,144)	$ (50,606,201)
Class T
Shares sold	29,501	36,303	$ 1,790,320	$ 1,947,020
Reinvestment of distributions	2,264	4,099	127,592	214,911
Shares redeemed	(82,268)	(178,697)	(4,830,983)	(9,595,838)
Net increase (decrease)	(50,503)	(138,295)	$ (2,913,071)	$ (7,433,907)
Class B
Shares sold	547	567	$ 32,504	$ 30,467
Reinvestment of distributions	630	400	35,107	20,851
Shares redeemed	(31,942)	(49,457)	(1,874,606)	(2,648,974)
Net increase (decrease)	(30,765)	(48,490)	$ (1,806,995)	$ (2,597,656)
Class C
Shares sold	50,749	62,908	$ 2,984,240	$ 3,346,028
Reinvestment of distributions	3,715	2,201	206,074	114,122
Shares redeemed	(216,291)	(510,875)	(12,480,545)	(27,051,390)
Net increase (decrease)	(161,827)	(445,766)	$ (9,290,231)	$ (23,591,240)
Canada
Shares sold	1,968,387	2,375,531	$ 119,959,708	$ 128,818,784
Reinvestment of distributions	358,786	737,701	20,353,959	38,862,091
Shares redeemed	(7,758,261)	(19,289,279)	(462,389,717)	(1,044,400,607)
Net increase (decrease)	(5,431,088)	(16,176,047)	$ (322,076,050)	$ (876,719,732)
Institutional Class
Shares sold	331,645	144,801	$ 20,156,294	$ 7,839,112
Reinvestment of distributions	3,804	11,985	215,319	629,694
Shares redeemed	(374,817)	(720,255)	(22,474,114)	(38,850,898)
Net increase (decrease)	(39,368)	(563,469)	$ (2,102,501)	$ (30,382,092)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Fidelity China Region Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity China Region Fund	6.83%	8.89%	12.05%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity China Region Fund, a class of the fund, on October 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the MSCI Golden Dragon Index performed over the same period.

Annual Report

Fidelity China Region Fund

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October market decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. The MSCI EAFE Index, representing non-U.S. developed markets, returned -0.48% for the year, driven partly by late-period concern that the eurozone could slip into deflation. The MSCI Emerging Markets Index returned 0.98% for the year, held back for much of the period by concerns that a slowing Chinese economy may dampen earnings for companies that do business there.

Comments from Robert Bao, Portfolio Manager of Fidelity® China Region Fund: For the year, the fund's Retail Class shares returned 6.83%, trailing the 8.70% gain of the MSCI Golden Dragon Index. Versus the index, the fund was hurt by a sizable underweighting and stock selection in Taiwan, as well as an overweighting in China and an underweighting in Hong Kong. The fund's largest relative detractor was Hong Kong-listed China Mobile, a strong-performing index component that the fund didn't own. Although this state-owned enterprise is the world's largest supplier of wireless telecommunication services, I remained skeptical of its growth prospects. The second-largest detractor was a non-index stake in Hong Kong-listed Prada, an Italian maker of luxury leather goods and apparel that I sold. The fund was also hurt by unfavorable positioning in two Taiwan-based companies from the information technology sector: contract manufacturer Hon Hai Precision Industry and touch-screen maker TPK Holdings. I sold the position in TPK by period end. An out-of-index position in the weak-performing shares of Hong-Kong-listed auto dealer Baoxin Auto Group detracted as well. Conversely, an overweighted stake in Chinese Internet and mobile messaging stock Tencent Holdings was the fund's top contributor. Other noteworthy contributors were China-based Internet search provider Baidu and utility Huadian Fuxin Energy, also based in China. The last two stocks I mentioned were non-index holdings.

Note to shareholders: Fidelity China Region Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Hong Kong, Taiwanese and Chinese market. As of October 31, 2014, the fund did not have more than 25% of its total assets invested in any one industry.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity China Region Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Class A	1.34%
Actual		$ 1,000.00	$ 1,097.30	$ 7.08
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.82
Class T	1.63%
Actual		$ 1,000.00	$ 1,095.70	$ 8.61
HypotheticalA		$ 1,000.00	$ 1,016.99	$ 8.29
Class B	2.09%
Actual		$ 1,000.00	$ 1,093.50	$ 11.03
HypotheticalA		$ 1,000.00	$ 1,014.67	$ 10.61
Class C	2.06%
Actual		$ 1,000.00	$ 1,093.50	$ 10.87
HypotheticalA		$ 1,000.00	$ 1,014.82	$ 10.46
China Region	.99%
Actual		$ 1,000.00	$ 1,099.00	$ 5.24
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 5.04
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,099.40	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity China Region Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2014
Cayman Islands	31.7%
China	26.3%
Taiwan	16.7%
Hong Kong	10.2%
United States of America*	4.7%
Bermuda	4.2%
Korea (South)	2.8%
United Kingdom	1.4%
Netherlands	0.8%
Other	1.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2014
Cayman Islands	33.5%
China	23.0%
Hong Kong	15.2%
Taiwan	13.0%
Bermuda	6.5%
Korea (South)	3.3%
Italy	1.6%
Japan	1.2%
United States of America*	1.0%
Other	1.7%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.3	99.5
Short-Term Investments and Net Other Assets (Liabilities)	4.7	0.5
Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	8.3	8.1
AIA Group Ltd. (Insurance)	5.4	5.5
Tencent Holdings Ltd. (Internet Software & Services)	5.3	8.4
China Construction Bank Corp. (H Shares) (Banks)	3.7	3.6
Industrial & Commercial Bank of China Ltd. (H Shares) (Banks)	3.7	3.5
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Electronic Equipment & Components)	2.3	0.0
China Pacific Insurance Group Co. Ltd. (H Shares) (Insurance)	2.1	1.9
Chongqing Changan Automobile Co. Ltd. (B Shares) (Automobiles)	2.1	3.0
Baidu.com, Inc. sponsored ADR (Internet Software & Services)	2.0	1.0
China Petroleum & Chemical Corp. (H Shares) (Oil, Gas & Consumable Fuels)	1.7	2.5
	36.6
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.6	27.7
Financials	25.1	23.5
Consumer Discretionary	16.8	23.2
Health Care	7.6	4.3
Industrials	6.3	7.1
Materials	4.4	4.7
Energy	2.7	4.2
Utilities	2.2	2.4
Telecommunication Services	1.6	1.2
Consumer Staples	0.0	1.2

Annual Report

Fidelity China Region Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSUMER DISCRETIONARY - 16.8%
Auto Components - 0.8%
Weifu High-Technology Co. Ltd. (B Shares)	2,999,924	$ 11,375,946
Automobiles - 3.7%
Chongqing Changan Automobile Co. Ltd. (B Shares)	13,433,786	29,688,525
Geely Automobile Holdings Ltd.	51,000,000	22,830,060
		52,518,585
Diversified Consumer Services - 0.8%
Perfect Shape (PRC) Holdings Ltd. (e)	61,480,000	11,817,466
Hotels, Restaurants & Leisure - 2.9%
500.com Ltd. sponsored ADR Class A (d)	304,350	9,389,198
China Lodging Group Ltd. ADR (a)	310,000	8,521,900
Melco International Development Ltd.	323,000	875,758
Sands China Ltd.	3,541,800	22,090,599
		40,877,455
Household Durables - 1.7%
Techtronic Industries Co. Ltd.	7,728,000	24,193,294
Internet & Catalog Retail - 2.7%
Ctrip.com International Ltd. sponsored ADR (a)	369,916	21,566,103
Qunar Cayman Islands Ltd. sponsored ADR (d)	606,768	16,322,059
		37,888,162
Leisure Products - 0.2%
Goodbaby International Holdings Ltd.	6,537,000	2,635,430
Specialty Retail - 3.1%
Baoxin Auto Group Ltd. (d)	21,494,000	16,401,380
Belle International Holdings Ltd.	14,000,000	17,815,359
International Housewares Retail Co. Ltd.	17,245,000	4,737,083
Oriental Watch Holdings Ltd.	23,615,000	5,275,024
		44,228,846
Textiles, Apparel & Luxury Goods - 0.9%
Best Pacific International Holdings Ltd.	23,958,000	11,910,242
Sitoy Group Holdings Ltd.	63,000	51,885
		11,962,127
TOTAL CONSUMER DISCRETIONARY		237,497,311
ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
China Petroleum & Chemical Corp. (H Shares)	28,000,000	24,281,936
China Shenhua Energy Co. Ltd. (H Shares)	5,084,500	14,330,849
		38,612,785
FINANCIALS - 25.1%
Banks - 8.2%
China Construction Bank Corp. (H Shares)	69,778,000	52,061,320

	Shares	Value
Industrial & Commercial Bank of China Ltd. (H Shares)	78,024,000	$ 51,804,814
Kweichow Moutai Co. Ltd. (A Shares) ELS (BNP Paribas Warrant Program) warrants 7/9/15 (a)(f)	223,520	5,809,495
SAIC Motor Corp. Ltd. Class A ELS (BNP Paribas Warrant Program) warrants 8/5/15 (a)(f)	2,191,000	6,491,309
		116,166,938
Capital Markets - 1.4%
Kweichow Moutai Co. Ltd. (A Shares) ELS (UBS Warrant Programme) warrants 7/9/15 (a)(f)	305,690	7,945,170
SAIC Motor Corp. Ltd. ELS (UBS Warrant Programme) warrants 9/16/15 (a)(f)	2,014,600	5,968,686
Shanghai Bestway Marine Engineering Design Co. Ltd. ELS warrants 7/13/17 (a)(f)	2,008,500	5,950,613
		19,864,469
Diversified Financial Services - 0.8%
Far East Horizon Ltd.	11,500,000	10,695,668
Insurance - 9.0%
AIA Group Ltd.	13,582,600	75,796,678
China Pacific Insurance Group Co. Ltd. (H Shares)	7,999,200	29,934,285
People's Insurance Co. of China Group (H Shares)	50,176,000	21,688,256
		127,419,219
Real Estate Management & Development - 5.7%
China Overseas Land and Investment Ltd.	4,936,000	14,321,489
Great Eagle Holdings Ltd.	500	1,683
Greenland Hong Kong Holdings Ltd.	15,000,000	6,023,432
Greentown China Holdings Ltd.	10,000,000	10,405,693
Hopson Development Holdings Ltd. (a)	12,266,000	10,899,650
Longfor Properties Co. Ltd.	5,000,000	5,800,190
Shimao Property Holdings Ltd.	6,908,500	14,868,732
Wharf Holdings Ltd.	2,348,000	17,366,097
		79,686,966
TOTAL FINANCIALS		353,833,260
HEALTH CARE - 7.6%
Health Care Equipment & Supplies - 1.4%
Intai Technology Corp.	1,000,000	5,087,193
Lifetech Scientific Corp. (a)	10,000,000	14,695,654
		19,782,847
Health Care Providers & Services - 0.6%
Phoenix Healthcare Group Ltd.	4,600,000	9,040,583
Life Sciences Tools & Services - 1.1%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	425,700	16,048,890
Pharmaceuticals - 4.5%
Lee's Pharmaceutical Holdings Ltd.	8,290,000	11,409,192
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Lijun International Pharmaceutical Holding Ltd.	17,500,000	$ 8,518,978
Luye Pharma Group Ltd.	13,498,500	19,482,782
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	1,300,000	4,680,382
Sino Biopharmaceutical Ltd.	7,000,000	7,047,518
Tong Ren Tang Technologies Co. Ltd. (H Shares)	8,702,000	11,693,900
		62,832,752
TOTAL HEALTH CARE		107,705,072
INDUSTRIALS - 6.3%
Building Products - 0.5%
Sunspring Metal Corp.	4,350,000	6,915,823
Electrical Equipment - 1.4%
Harbin Electric Machinery Co. Ltd.(H Shares)	17,000,000	10,259,719
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	2,200,000	9,460,810
		19,720,529
Machinery - 1.9%
China CNR Corp. Ltd. (H Shares) (a)	7,000,000	6,914,115
CSR Corp. Ltd. (H Shares)	11,689,000	11,892,254
King Slide Works Co. Ltd.	600,000	7,865,709
		26,672,078
Marine - 1.5%
China Shipping Development Co. Ltd. (H Shares) (a)	31,444,000	20,696,508
Trading Companies & Distributors - 1.0%
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	1,762,725	3,267,373
Summit Ascent Holdings Ltd. (a)(d)	26,044,000	11,213,229
		14,480,602
TOTAL INDUSTRIALS		88,485,540
INFORMATION TECHNOLOGY - 28.6%
Electronic Equipment & Components - 4.8%
Delta Electronics, Inc.	2,000,000	11,979,685
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,319,680	32,610,858
Largan Precision Co. Ltd.	176,000	12,344,599
PAX Global Technology Ltd. (a)	10,500,000	11,277,546
		68,212,688
Internet Software & Services - 10.1%
58.com, Inc. ADR (d)	330,000	13,058,100
Baidu.com, Inc. sponsored ADR (a)	120,000	28,652,400

	Shares	Value
NAVER Corp.	31,634	$ 22,199,402
SouFun Holdings Ltd. ADR	400,000	3,900,000
Tencent Holdings Ltd.	4,641,200	74,594,633
		142,404,535
Semiconductors & Semiconductor Equipment - 11.5%
eMemory Technology, Inc.	390,000	4,209,936
GCL-Poly Energy Holdings Ltd. (a)(d)	20,118,000	6,780,220
Hua Hong Semiconductor Ltd. (a)	1,527,000	2,152,999
Novatek Microelectronics Corp.	2,674,000	13,819,203
Taiwan Semiconductor Manufacturing Co. Ltd.	27,057,796	117,109,201
Vanguard International Semiconductor Corp.	11,900,000	17,850,427
		161,921,986
Software - 1.2%
China City Railway Transportation Technology Holdings Co. Ltd. (a)	32,000,000	10,193,160
Kingdee International Software Group Co. Ltd. (a)	21,000,000	6,889,503
		17,082,663
Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co. Ltd.	12,750	14,762,040
TOTAL INFORMATION TECHNOLOGY		404,383,912
MATERIALS - 4.4%
Chemicals - 0.3%
Jintex Corp. Ltd. (e)	5,000,000	4,548,561
Construction Materials - 2.7%
Asia Cement (China) Holdings Corp.	6,409,500	3,641,933
BBMG Corp. (H Shares)	14,000,000	9,899,565
China Shanshui Cement Group Ltd.	35,000,000	12,926,154
West China Cement Ltd.	116,684,000	11,590,853
		38,058,505
Containers & Packaging - 0.6%
Greatview Aseptic Pack Co. Ltd.	13,120,000	8,637,209
Metals & Mining - 0.2%
POSCO	7,644	2,196,127
Paper & Forest Products - 0.6%
Lee & Man Paper Manufacturing Ltd.	15,012,000	8,238,228
TOTAL MATERIALS		61,678,630
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
China Telecom Corp. Ltd. (H Shares)	35,000,000	22,310,941
Common Stocks - continued
	Shares	Value
UTILITIES - 2.2%
Independent Power Producers & Energy Traders - 1.8%
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	18,500,000	$ 8,308,962
Huadian Fuxin Energy Corp. Ltd. (H Shares)	30,172,000	17,359,243
		25,668,205
Water Utilities - 0.4%
SIIC Environment Holdings Ltd. (a)	45,000,000	5,926,683
TOTAL UTILITIES		31,594,888
TOTAL COMMON STOCKS (Cost $1,089,532,043)		1,346,102,339
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.11% (b)	27,521,458	27,521,458
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	19,920,468	19,920,468
TOTAL MONEY MARKET FUNDS (Cost $47,441,926)		47,441,926
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $1,136,973,969)		1,393,544,265
NET OTHER ASSETS (LIABILITIES) - 1.3%		18,313,491
NET ASSETS - 100%		$ 1,411,857,756
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,165,273 or 2.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 46,747
Fidelity Securities Lending Cash Central Fund	629,835
Total	$ 676,582
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Jintex Corp. Ltd.	$ -	$ 5,280,145	$ -	$ -	$ 4,548,561
Perfect Shape (PRC) Holdings Ltd.	-	16,961,684	3,943,959	301,429	11,817,466
Total	$ -	$ 22,241,829	$ 3,943,959	$ 301,429	$ 16,366,027
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 237,497,311	$ 55,799,260	$ 181,698,051	$ -
Energy	38,612,785	-	38,612,785	-
Financials	353,833,260	-	353,833,260	-
Health Care	107,705,072	16,048,890	91,656,182	-
Industrials	88,485,540	-	60,218,361	28,267,179
Information Technology	404,383,912	82,571,942	321,811,970	-
Materials	61,678,630	-	61,678,630	-
Telecommunication Services	22,310,941	-	22,310,941	-
Utilities	31,594,888	-	31,594,888	-
Money Market Funds	47,441,926	47,441,926	-	-
Total Investments in Securities:	$ 1,393,544,265	$ 201,862,018	$ 1,163,415,068	$ 28,267,179

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 669,147,097
Level 2 to Level 1	$ 0
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Industrials
Beginning Balance	$ -
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	2,389,470
Cost of Purchases	25,877,709
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 28,267,179
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2014	$ 2,389,470

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity China Region Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $19,548,659) - See accompanying schedule: Unaffiliated issuers (cost $1,070,347,840)	$ 1,329,736,312
Fidelity Central Funds (cost $47,441,926)	47,441,926
Other affiliated issuers (cost $19,184,203)	16,366,027
Total Investments (cost $1,136,973,969)		$ 1,393,544,265
Receivable for investments sold		52,465,068
Receivable for fund shares sold		988,378
Dividends receivable		329,862
Distributions receivable from Fidelity Central Funds		37,626
Prepaid expenses		3,610
Other receivables		4,015
Total assets		1,447,372,824

Liabilities
Payable for investments purchased	$ 12,753,679
Payable for fund shares redeemed	1,510,146
Accrued management fee	804,397
Distribution and service plan fees payable	16,466
Other affiliated payables	291,691
Other payables and accrued expenses	218,221
Collateral on securities loaned, at value	19,920,468
Total liabilities		35,515,068

Net Assets		$ 1,411,857,756
Net Assets consist of:
Paid in capital		$ 974,321,960
Undistributed net investment income		12,102,115
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		168,866,752
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		256,566,929
Net Assets		$ 1,411,857,756

Statement of Assets and Liabilities - continued

October 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,728,406 ÷ 635,635 shares)	$ 34.18

Maximum offering price per share (100/94.25 of $34.18)	$ 36.27
Class T: Net Asset Value and redemption price per share ($6,304,510 ÷ 185,307 shares)	$ 34.02

Maximum offering price per share (100/96.50 of $34.02)	$ 35.25
Class B: Net Asset Value and offering price per share ($1,214,728 ÷ 35,953 shares)A	$ 33.79

Class C: Net Asset Value and offering price per share ($10,445,320 ÷ 311,213 shares)A	$ 33.56

China Region: Net Asset Value, offering price and redemption price per share ($1,352,761,044 ÷ 39,193,680 shares)	$ 34.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,403,748 ÷ 564,215 shares)	$ 34.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity China Region Fund
Financial Statements - continued

Statement of Operations

	Year ended October 31, 2014

Investment Income
Dividends (including $301,429 earned from other affiliated issuers)		$ 30,329,969
Income from Fidelity Central Funds		676,582
Income before foreign taxes withheld		31,006,551
Less foreign taxes withheld		(2,474,171)
Total income		28,532,380

Expenses
Management fee	$ 10,030,908
Transfer agent fees	2,889,779
Distribution and service plan fees	181,114
Accounting and security lending fees	653,013
Custodian fees and expenses	481,516
Independent trustees' compensation	5,913
Registration fees	101,011
Audit	75,238
Legal	5,129
Interest	1,179
Miscellaneous	193,469
Total expenses before reductions	14,618,269
Expense reductions	(11,806)	14,606,463
Net investment income (loss)		13,925,917
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	190,988,583
Other affiliated issuers	886,333
Foreign currency transactions	(88,007)
Total net realized gain (loss)		191,786,909
Change in net unrealized appreciation (depreciation) on: Investment securities	(115,262,118)
Assets and liabilities in foreign currencies	1,690
Total change in net unrealized appreciation (depreciation)		(115,260,428)
Net gain (loss)		76,526,481
Net increase (decrease) in net assets resulting from operations		$ 90,452,398

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,925,917	$ 18,038,729
Net realized gain (loss)	191,786,909	182,630,699
Change in net unrealized appreciation (depreciation)	(115,260,428)	120,639,628
Net increase (decrease) in net assets resulting from operations	90,452,398	321,309,056
Distributions to shareholders from net investment income	(15,459,434)	(19,616,401)
Distributions to shareholders from net realized gain	(136,131,549)	-
Total distributions	(151,590,983)	(19,616,401)
Share transactions - net increase (decrease)	1,574,280	(122,395,498)
Redemption fees	349,352	393,175
Total increase (decrease) in net assets	(59,214,953)	179,690,332

Net Assets
Beginning of period	1,471,072,709	1,291,382,377
End of period (including undistributed net investment income of $12,102,115 and undistributed net investment income of $15,463,609, respectively)	$ 1,411,857,756	$ 1,471,072,709

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.56	$ 28.53	$ 27.28	$ 31.61	$ 26.47
Income from Investment Operations
Net investment income (loss) C	.21	.30	.36	.33	.25
Net realized and unrealized gain (loss)	2.01 H	7.06	1.42	(4.33)	5.15
Total from investment operations	2.22	7.36	1.78	(4.00)	5.40
Distributions from net investment income	(.30)	(.34)	(.19)	(.31)	(.20)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(3.61)	(.34)	(.53)	(.34)	(.27)
Redemption fees added to paid in capital C	.01	.01	- G	.01	.01
Net asset value, end of period	$ 34.18	$ 35.56	$ 28.53	$ 27.28	$ 31.61
Total ReturnA, B	6.45% H	26.07%	6.70%	(12.79)%	20.54%
Ratios to Average Net Assets D, F
Expenses before reductions	1.35%	1.35%	1.36%	1.37%	1.38%
Expenses net of fee waivers, if any	1.35%	1.35%	1.36%	1.37%	1.38%
Expenses net of all reductions	1.35%	1.31%	1.29%	1.31%	1.31%
Net investment income (loss)	.64%	.94%	1.35%	1.07%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,728	$ 20,623	$ 13,539	$ 14,808	$ 16,047
Portfolio turnover rateE	87%	92%	107%	87%	57%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BTotal returns do not include the effect of the sales charges. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share. HAmount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.42%.

Financial Highlights - Class T

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.40	$ 28.40	$ 27.13	$ 31.48	$ 26.40
Income from Investment Operations
Net investment income (loss) C	.12	.21	.29	.25	.18
Net realized and unrealized gain (loss)	1.99 J	7.04	1.40	(4.32)	5.13
Total from investment operations	2.11	7.25	1.69	(4.07)	5.31
Distributions from net investment income	(.19)	(.26)	(.08)	(.27)	(.18)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(3.50)	(.26)	(.42)	(.29) H	(.24) I
Redemption fees added to paid in capital C	.01	.01	- G	.01	.01
Net asset value, end of period	$ 34.02	$ 35.40	$ 28.40	$ 27.13	$ 31.48
Total ReturnA, B	6.15% J	25.74%	6.38%	(13.04)%	20.27%
Ratios to Average Net Assets D, F
Expenses before reductions	1.65%	1.64%	1.64%	1.63%	1.64%
Expenses net of fee waivers, if any	1.65%	1.64%	1.64%	1.63%	1.64%
Expenses net of all reductions	1.65%	1.60%	1.57%	1.57%	1.58%
Net investment income (loss)	.35%	.65%	1.06%	.81%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,305	$ 5,965	$ 4,349	$ 5,281	$ 6,070
Portfolio turnover rateE	87%	92%	107%	87%	57%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BTotal returns do not include the effect of the sales charges. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share. HTotal distributions of $.29 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.025 per share. ITotal distributions of $.24 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.065 per share. JAmount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.12	$ 28.16	$ 26.94	$ 31.23	$ 26.28
Income from Investment Operations
Net investment income (loss) C	(.04)	.06	.16	.10	.04
Net realized and unrealized gain (loss)	1.99 H	6.99	1.40	(4.29)	5.09
Total from investment operations	1.95	7.05	1.56	(4.19)	5.13
Distributions from net investment income	-	(.10)	-	(.08)	(.12)
Distributions from net realized gain	(3.29)	-	(.34)	(.03)	(.07)
Total distributions	(3.29)	(.10)	(.34)	(.11)	(.19)
Redemption fees added to paid in capital C	.01	.01	- G	.01	.01
Net asset value, end of period	$ 33.79	$ 35.12	$ 28.16	$ 26.94	$ 31.23
Total ReturnA, B	5.68% H	25.12%	5.90%	(13.45)%	19.63%
Ratios to Average Net Assets D, F
Expenses before reductions	2.11%	2.10%	2.11%	2.12%	2.14%
Expenses net of fee waivers, if any	2.11%	2.10%	2.11%	2.12%	2.14%
Expenses net of all reductions	2.11%	2.07%	2.04%	2.06%	2.08%
Net investment income (loss)	(.12)%	.19%	.59%	.32%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,215	$ 1,494	$ 1,533	$ 1,801	$ 2,496
Portfolio turnover rateE	87%	92%	107%	87%	57%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BTotal returns do not include the effect of the contingent deferred sales charge. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share. HAmount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 5.65%.

Financial Highlights - Class C

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.99	$ 28.07	$ 26.86	$ 31.19	$ 26.25
Income from Investment Operations
Net investment income (loss) C	(.02)	.06	.16	.10	.04
Net realized and unrealized gain (loss)	1.97 H	6.97	1.39	(4.28)	5.09
Total from investment operations	1.95	7.03	1.55	(4.18)	5.13
Distributions from net investment income	(.08)	(.12)	-	(.13)	(.13)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(3.39)	(.12)	(.34)	(.16)	(.20)
Redemption fees added to paid in capital C	.01	.01	- G	.01	.01
Net asset value, end of period	$ 33.56	$ 34.99	$ 28.07	$ 26.86	$ 31.19
Total ReturnA, B	5.71% H	25.14%	5.88%	(13.46)%	19.66%
Ratios to Average Net Assets D, F
Expenses before reductions	2.07%	2.10%	2.11%	2.12%	2.14%
Expenses net of fee waivers, if any	2.07%	2.10%	2.11%	2.12%	2.14%
Expenses net of all reductions	2.07%	2.07%	2.04%	2.06%	2.07%
Net investment income (loss)	(.07)%	.19%	.59%	.32%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,445	$ 6,957	$ 4,515	$ 5,230	$ 5,938
Portfolio turnover rateE	87%	92%	107%	87%	57%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BTotal returns do not include the effect of the contingent deferred sales charge. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share. HAmount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 5.68%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - China Region

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.83	$ 28.73	$ 27.49	$ 31.81	$ 26.55
Income from Investment Operations
Net investment income (loss) B	.33	.41	.45	.44	.34
Net realized and unrealized gain (loss)	2.03	7.11	1.42	(4.37)	5.18
Total from investment operations	2.36	7.52	1.87	(3.93)	5.52
Distributions from net investment income	(.38)	(.43)	(.29)	(.38)	(.21)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(3.69)	(.43)	(.63)	(.40) G	(.27) H
Redemption fees added to paid in capital B	.01	.01	- F	.01	.01
Net asset value, end of period	$ 34.51	$ 35.83	$ 28.73	$ 27.49	$ 31.81
Total ReturnA	6.83% I	26.51%	7.01%	(12.52)%	20.97%
Ratios to Average Net Assets C, E
Expenses before reductions	1.01%	1.02%	1.04%	1.04%	1.06%
Expenses net of fee waivers, if any	1.01%	1.02%	1.04%	1.04%	1.06%
Expenses net of all reductions	1.01%	.98%	.98%	.98%	1.00%
Net investment income (loss)	.99%	1.27%	1.66%	1.40%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,352,761	$ 1,425,828	$ 1,265,488	$ 1,515,084	$ 2,130,070
Portfolio turnover rateD	87%	92%	107%	87%	57%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share. GTotal distributions of $.40 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.025 per share. HTotal distributions of $.27 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.065 per share. IAmount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.80%.

Financial Highlights - Institutional Class

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.75	$ 28.68	$ 27.46	$ 31.79	$ 26.55
Income from Investment Operations
Net investment income (loss) B	.34	.42	.45	.43	.33
Net realized and unrealized gain (loss)	2.02 I	7.10	1.42	(4.37)	5.18
Total from investment operations	2.36	7.52	1.87	(3.94)	5.51
Distributions from net investment income	(.43)	(.46)	(.31)	(.37)	(.22)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(3.73) G	(.46)	(.65)	(.40)	(.28) H
Redemption fees added to paid in capital B	.01	.01	- F	.01	.01
Net asset value, end of period	$ 34.39	$ 35.75	$ 28.68	$ 27.46	$ 31.79
Total ReturnA	6.87% I	26.58%	7.02%	(12.56)%	20.92%
Ratios to Average Net Assets C, E
Expenses before reductions	.98%	.97%	1.04%	1.06%	1.11%
Expenses net of fee waivers, if any	.98%	.97%	1.04%	1.06%	1.11%
Expenses net of all reductions	.98%	.93%	.98%	1.01%	1.04%
Net investment income (loss)	1.01%	1.32%	1.66%	1.38%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,404	$ 10,206	$ 1,958	$ 2,034	$ 1,904
Portfolio turnover rateD	87%	92%	107%	87%	57%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share. GTotal distributions of $3.73 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $3.306 per share. HTotal distributions of $.28 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.065 per share. IAmount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.84%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

1. Organization.

Fidelity China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, China Region and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. For equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 301,483,422
Gross unrealized depreciation	(49,372,983)
Net unrealized appreciation (depreciation) on securities	$ 252,110,439

Tax Cost	$ 1,141,433,826

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 14,267,573
Undistributed long-term capital gain	$ 171,161,157
Net unrealized appreciation (depreciation) on securities and other investments	$ 252,107,263

The tax character of distributions paid was as follows:

	October 31, 2014	October 31, 2013
Ordinary Income	$ 31,270,708	$ 19,616,401
Long-term Capital Gains	120,320,275	-
Total	$ 151,590,983	$ 19,616,401

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,216,295,804 and $1,347,211,405, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 52,360	$ 455
Class T	.25%	.25%	30,711	64
Class B	.75%	.25%	13,280	9,980
Class C	.75%	.25%	84,763	28,264
			$ 181,114	$ 38,763

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,412
Class T	4,754
Class B*	2,798
Class C*	2,676
$ 27,640

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 61,885.30
Class T	20,878.34
Class B	4,022.30
Class C	22,393.26
China Region	2,758,480.20
Institutional Class	22,121.17
	$ 2,889,779

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,336 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,128,000.29%		$ 1,153

Other. During the period, the investment adviser reimbursed the Fund $430,241 for an operational error which is included in Net Realized Gain (Loss) in the accompanying Statement of Operations.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,340 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds Total security lending income during the period amounted to $629,835, including $2,716 securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $1,623,000. The weighted average interest rate was .57%. The interest expense amounted to $26 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expense during the period in the amount of $11,806.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2014	2013
From net investment income
Class A	$ 180,108	$ 161,788
Class T	32,344	40,503
Class B	-	4,993
Class C	17,191	18,782
China Region	15,122,632	19,344,002
Institutional Class	107,159	46,333
Total	$ 15,459,434	$ 19,616,401

Annual Report

10. Distributions to Shareholders - continued

Years ended October 31,	2014	2013
From net realized gain
Class A	$ 1,978,191	$ -
Class T	554,033	-
Class B	137,166	-
Class C	701,626	-
China Region	131,926,962	-
Institutional Class	833,571	-
Total	$ 136,131,549	$ -

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended October 31,	2014	2013	2014	2013
Class A
Shares sold	299,718	284,743	$ 10,085,846	$ 9,232,019
Reinvestment of distributions	60,028	5,112	2,013,956	151,768
Shares redeemed	(304,062)	(184,522)	(10,090,492)	(5,803,916)
Net increase (decrease)	55,684	105,333	$ 2,009,310	$ 3,579,871
Class T
Shares sold	59,364	70,191	$ 1,971,301	$ 2,215,632
Reinvestment of distributions	17,176	1,321	574,877	39,167
Shares redeemed	(59,747)	(56,116)	(1,983,826)	(1,759,294)
Net increase (decrease)	16,793	15,396	$ 562,352	$ 495,505
Class B
Shares sold	1,463	6,343	$ 48,104	$ 197,892
Reinvestment of distributions	3,586	151	119,685	4,455
Shares redeemed	(11,640)	(18,382)	(382,157)	(569,584)
Net increase (decrease)	(6,591)	(11,888)	$ (214,368)	$ (367,237)
Class C
Shares sold	172,291	120,235	$ 5,779,242	$ 3,792,024
Reinvestment of distributions	18,485	573	612,773	16,859
Shares redeemed	(78,373)	(82,838)	(2,559,009)	(2,577,162)
Net increase (decrease)	112,403	37,970	$ 3,833,006	$ 1,231,721
China Region
Shares sold	6,962,379	11,534,725	$ 236,836,534	$ 362,586,439
Reinvestment of distributions	4,157,611	622,145	140,360,927	18,558,580
Shares redeemed	(11,721,340)	(16,406,195)	(391,493,808)	(515,921,780)
Net increase (decrease)	(601,350)	(4,249,325)	$ (14,296,347)	$ (134,776,761)
Institutional Class
Shares sold	632,067	333,624	$ 21,560,054	$ 11,106,364
Reinvestment of distributions	23,866	1,452	802,629	43,199
Shares redeemed	(377,199)	(117,838)	(12,682,356)	(3,708,160)
Net increase (decrease)	278,734	217,238	$ 9,680,327	$ 7,441,403

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Fidelity Emerging Asia Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Emerging Asia Fund A	8.21%	8.81%	11.45%

A Prior to December 1, 2010, Fidelity Emerging Asia Fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Emerging Asia Fund on October 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the MSCI AC (All Country) Asia ex Japan Index performed over the same period.

Annual Report

Fidelity Emerging Asia Fund

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October market decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. The MSCI EAFE Index, representing non-U.S. developed markets, returned -0.48% for the year, driven partly by late-period concern that the eurozone could slip into deflation. The MSCI Emerging Markets Index returned 0.98% for the year, held back for much of the period by concerns that a slowing Chinese economy may dampen earnings for companies that do business there.

Comments from Colin Chickles, Portfolio Manager of Fidelity® Emerging Asia Fund: For the year, the fund returned 8.21%, outpacing the 5.75% gain of the MSCI AC (All Country) Asia ex Japan Index. Versus the index, the fund's positioning in India meaningfully contributed to performance. The top contributor was Bharat Heavy Electricals, a manufacturer of power-generation equipment and related products. This stock got a big boost from the May 2014 election of Prime Minister Narendra Modi, whose platform included a commitment to significantly boost infrastructure spending. Other India-based contributors included high-quality tire maker Apollo Tyres, oil refinery Hindustan Petroleum, fertilizer supplier UPL and two banks: Axis Bank and Yes Bank. I'll also mention one Chinese stock, logistics provider Sinotrans. I sold or significantly reduced many of these holdings by period end. Conversely, stock picking in Hong Kong was a weak point for the fund. Disappointments here included casino operator Sands China, the fund's largest relative detractor, which I bought during the period and sold at a significant loss. Underweighting wireless-services provider and index component China Mobile - another Hong Kong-listed stock - also hampered our results, as did overweighted exposure to South Korean electronics giant Samsung Electronics.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Emerging Asia Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Actual	1.03%	$ 1,000.00	$ 1,086.20	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,020.01	$ 5.24

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Emerging Asia Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2014
China	20.6%
Korea (South)	17.2%
Taiwan	11.4%
India	10.8%
Cayman Islands	10.1%
Hong Kong	8.6%
Singapore	4.7%
Thailand	3.7%
Bermuda	3.4%
Other*	9.5%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2014
Korea (South)	17.5%
China	15.3%
Cayman Islands	11.9%
Taiwan	11.8%
India	10.6%
Hong Kong	9.9%
Singapore	5.5%
Thailand	4.5%
Malaysia	3.4%
Other*	9.6%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.4	98.9
Short-Term Investments and Net Other Assets (Liabilities)	0.6	1.1
Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	5.3	6.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	4.1	3.9
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	3.0	2.4
China Construction Bank Corp. (H Shares) (China, Banks)	2.4	2.2
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	2.0	1.8
Bank of China Ltd. (H Shares) (China, Banks)	1.8	1.5
PetroChina Co. Ltd. (H Shares) (China, Oil, Gas & Consumable Fuels)	1.5	0.0
AIA Group Ltd. (Hong Kong, Insurance)	1.4	2.6
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (China, Insurance)	1.4	1.0
Hyundai Motor Co. (Korea (South), Automobiles)	1.3	1.7
	24.2
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.5	30.3
Information Technology	22.8	24.0
Consumer Discretionary	11.4	13.7
Industrials	7.8	8.0
Telecommunication Services	6.4	4.2
Utilities	5.0	4.2
Materials	4.8	4.3
Consumer Staples	3.9	3.8
Energy	3.6	4.6
Health Care	2.2	1.8

Annual Report

Fidelity Emerging Asia Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Bermuda - 3.4%
BW Offshore Ltd.	572,100	$ 701,453
China Resources Gas Group Ltd.	354,000	1,011,904
CSI Properties Ltd.	54,220,000	2,344,466
Great Eagle Holdings Ltd.	2,246,000	7,560,250
Hongkong Land Holdings Ltd.	815,000	5,683,745
Huabao International Holdings Ltd.	2,086,000	1,491,604
Kerry Logistics Network Ltd.	708,000	1,152,491
Luk Fook Holdings International Ltd.	928,000	2,767,006
Noble Group Ltd.	4,468,000	4,159,075
Oriental Watch Holdings Ltd.	5,018,000	1,120,901
PAX Global Technology Ltd. (a)	2,782,000	2,988,013
Shangri-La Asia Ltd.	1,044,000	1,515,893
Yue Yuen Industrial (Holdings) Ltd.	1,440,500	4,835,737
TOTAL BERMUDA		37,332,538
British Virgin Islands - 0.2%
Michael Kors Holdings Ltd. (a)	22,600	1,776,134
Cayman Islands - 10.1%
Alibaba Group Holding Ltd. sponsored ADR	70,500	6,951,300
Baidu.com, Inc. sponsored ADR (a)	18,500	4,417,245
Best Pacific International Holdings Ltd.	3,816,000	1,897,048
China Cord Blood Corp. (a)	25,461	129,596
China Lilang Ltd.	1,310,000	937,590
China Lodging Group Ltd. ADR (a)	173,400	4,766,766
China Modern Dairy Holdings Ltd. (a)	4,455,000	1,965,541
China Resources Cement Holdings Ltd.	9,553,706	6,496,513
China Sanjiang Fine Chemicals Ltd.	4,868,000	2,413,225
China State Construction International Holdings Ltd.	2,136,000	3,302,053
Ctrip.com International Ltd. sponsored ADR (a)	45,300	2,640,990
eLong, Inc. sponsored ADR (a)	12,100	234,740
GCL-Poly Energy Holdings Ltd. (a)	9,521,000	3,208,792
Goodbaby International Holdings Ltd.	3,597,000	1,450,152
Greatview Aseptic Pack Co. Ltd.	3,894,000	2,563,513
Home Inns & Hotels Management, Inc. sponsored ADR (a)	22,300	673,683
Hosa International Ltd.	4,372,000	1,737,583
iKang Healthcare Group, Inc. sponsored ADR (d)	35,800	653,708
International Housewares Retail Co. Ltd.	6,982,000	1,917,907
KWG Property Holding Ltd.	8,920,500	6,194,323
Lifestyle International Holdings Ltd.	1,405,500	2,670,181
Lifetech Scientific Corp. (a)	146,000	214,557
Pico Far East Holdings Ltd.	992,000	245,668
Silergy Corp.	70,000	484,715
Sitoy Group Holdings Ltd.	1,108,000	912,524
SOHO China Ltd.	5,077,500	3,725,914
SouFun Holdings Ltd. ADR (d)	467,000	4,553,250
Sunny Optical Technology Group Co. Ltd.	813,000	1,315,613
Tencent Holdings Ltd.	2,079,600	33,423,899

	Shares	Value
Value Partners Group Ltd.	3,400,000	$ 2,562,395
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	91,400	3,445,780
Xinyi Glass Holdings Ltd.	1,596,000	942,989
Xinyi Solar Holdings Ltd.	1,656,000	560,446
Zhen Ding Technology Holding Ltd.	947,550	2,599,337
TOTAL CAYMAN ISLANDS		112,209,536
China - 20.6%
Agricultural Bank of China Ltd. (H Shares)	16,410,000	7,625,616
Aluminum Corp. of China Ltd. (H Shares) (a)	10,416,000	4,636,600
Anhui Conch Cement Co. Ltd. (H Shares)	1,181,500	3,869,252
Bank of China Ltd. (H Shares)	42,160,000	20,179,939
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	484,000	217,380
China Communications Construction Co. Ltd. (H Shares)	9,752,000	7,486,451
China Construction Bank Corp. (H Shares)	35,609,000	26,567,852
China Merchants Bank Co. Ltd. (H Shares)	4,527,000	8,389,551
China Pacific Insurance Group Co. Ltd. (H Shares)	3,036,400	11,362,694
China Railway Construction Corp. Ltd. (H Shares)	4,548,500	4,778,635
China Railway Group Ltd. (H Shares)	16,364,000	10,095,000
China Shenhua Energy Co. Ltd. (H Shares)	3,439,000	9,692,947
China Telecom Corp. Ltd. (H Shares)	17,812,000	11,354,357
Chongqing Changan Automobile Co. Ltd. (B Shares)	597,686	1,320,880
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	2,704,000	1,301,334
CSR Corp. Ltd. (H Shares)	8,377,000	8,522,663
Dongfeng Motor Group Co. Ltd. (H Shares)	3,298,000	5,100,218
Guangdong Kelon Electrical Holdings Ltd. Series H (a)	1,427,000	1,280,927
Huadian Fuxin Energy Corp. Ltd. (H Shares)	7,506,000	4,318,523
Huadian Power International Corp. Ltd. (H Shares)	7,754,000	5,922,901
Industrial & Commercial Bank of China Ltd. (H Shares)	14,337,000	9,519,194
People's Insurance Co. of China Group (H Shares)	21,270,000	9,193,822
PetroChina Co. Ltd. (H Shares)	13,790,000	17,264,313
PICC Property & Casualty Co. Ltd. (H Shares)	3,768,000	6,912,163
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,849,500	15,119,171
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	171,500	617,450
Sinotrans Ltd. (H Shares)	7,950,000	6,308,364
Common Stocks - continued
	Shares	Value
China - continued
Tong Ren Tang Technologies Co. Ltd. (H Shares)	805,000	$ 1,081,773
Weichai Power Co. Ltd. (H Shares)	1,383,000	5,308,886
Weifu High-Technology Co. Ltd. (B Shares)	65,100	246,864
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	535,100	1,681,570
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	492,000	2,115,781
TOTAL CHINA		229,393,071
Hong Kong - 8.6%
AIA Group Ltd.	2,786,000	15,547,063
BYD Electronic International Co. Ltd.	1,635,500	1,945,713
China Mobile Ltd.	801,500	9,972,678
China Power International Development Ltd.	7,455,000	3,367,590
Dah Chong Hong Holdings Ltd.	7,664,000	4,519,775
Dah Sing Banking Group Ltd.	672,400	1,221,704
Dah Sing Financial Holdings Ltd.	406,800	2,533,030
Far East Horizon Ltd.	6,435,000	5,984,924
Fosun International Ltd.	1,984,500	2,353,931
Franshion Properties China Ltd.	4,388,000	1,035,838
HKT Trust/HKT Ltd. unit	5,590,300	6,810,294
Hysan Development Co. Ltd.	1,245,000	5,680,751
Lenovo Group Ltd.	5,586,000	8,233,792
Magnificent Estates Ltd. (a)	6,930,000	330,575
PCCW Ltd.	13,803,000	8,774,799
Power Assets Holdings Ltd.	747,500	7,217,379
Techtronic Industries Co. Ltd.	1,463,000	4,580,071
Wheelock and Co. Ltd.	1,228,000	5,919,107
TOTAL HONG KONG		96,029,014
India - 10.8%
Alembic Pharmaceuticals Ltd. (a)	78,926	525,201
Amara Raja Batteries Ltd. (a)	107,236	1,144,163
Apollo Tyres Ltd.	567,772	2,022,856
Axis Bank Ltd. (a)	929,338	6,849,436
Bajaj Finserv Ltd. (a)	136,564	2,374,858
Balkrishna Industries Ltd.	24,868	312,073
Bharat Petroleum Corp. Ltd.	220,133	2,577,122
Bharti Infratel Ltd.	881,325	4,223,696
Cadila Healthcare Ltd. (a)	80,285	1,861,847
Cox & Kings India Ltd.	684,406	3,189,404
Engineers India Ltd.	166,459	737,605
Exide Industries Ltd.	797,756	2,045,308
Future Retail Ltd. (a)	280,715	527,576
HCL Technologies Ltd.	275,733	7,231,423
Hexaware Technologies Ltd.	633,902	2,039,757
IL&FS Transportation Networks Ltd. (a)	209,942	673,975
JK Tyre & Industries Ltd. (a)	136,677	1,092,078
Lupin Ltd.	245,838	5,691,982
Mahindra & Mahindra Ltd. (a)	270,750	5,756,631
Maruti Suzuki India Ltd. (a)	112,331	6,152,939

	Shares	Value
McLeod Russel India Ltd.	242,894	$ 1,028,501
MindTree Consulting Ltd.	260,219	4,633,422
MRF Ltd.	3,737	1,904,943
NIIT Technologies Ltd. (a)	207,430	1,305,593
NTPC Ltd.	1,992,862	4,866,741
Petronet LNG Ltd. (a)	1,537,188	4,990,752
Punjab National Bank (a)	197,146	3,013,918
Redington India Ltd. (a)	525,761	883,811
Reliance Infrastructure Ltd. (a)	244,819	2,538,760
Sesa Sterlite Ltd.	1,257,613	5,247,099
Shriram City Union Finance Ltd.	63,639	1,801,985
Sintex Industries Ltd.	747,706	1,179,847
Sun Pharmaceutical Industries Ltd.	443,777	6,107,188
Tata Motors Ltd. (a)	1,088,436	9,509,263
The Jammu & Kashmir Bank Ltd.	1,573,258	3,564,139
Union Bank of India	631,071	2,316,302
UPL Ltd.	467,760	2,647,806
VST Industries Ltd. (a)	42,351	1,253,493
Yes Bank Ltd.	331,106	3,749,343
TOTAL INDIA		119,572,836
Indonesia - 1.7%
PT ACE Hardware Indonesia Tbk	7,062,800	474,039
PT Bank Mandiri (Persero) Tbk	9,014,800	7,742,396
PT Bank Rakyat Indonesia Tbk	10,165,900	9,315,992
PT Malindo Feedmill Tbk	2,008,900	519,496
PT Media Nusantara Citra Tbk	3,808,100	882,832
TOTAL INDONESIA		18,934,755
Israel - 0.1%
Sarine Technologies Ltd.	290,000	672,538
Japan - 1.2%
Fuji Media Holdings, Inc.	230,300	3,177,632
KDDI Corp.	78,700	5,168,186
SoftBank Corp.	22,500	1,637,987
Suzuki Motor Corp.	101,700	3,408,833
TOTAL JAPAN		13,392,638
Korea (South) - 17.2%
AMOREPACIFIC Corp.	2,265	4,848,550
AMOREPACIFIC Group, Inc.	4,303	4,737,747
Bgf Retail (a)	53,335	3,375,492
Daesang Corp.	94,440	3,652,101
Daewoo International Corp.	61,148	1,926,446
DGB Financial Group Co. Ltd.	336,088	4,770,223
Dongbu Insurance Co. Ltd.	124,334	6,931,585
Dongwon Industries Co.	2,491	760,437
E1 Corp.	10,531	702,756
Fila Korea Ltd.	17,212	1,786,167
GS Retail Co. Ltd.	135,205	3,133,343
Hana Financial Group, Inc.	203,261	7,009,033
Hyundai Hysco Co. Ltd.	99,988	6,476,986
Hyundai Motor Co.	94,780	14,996,207
Hyundai Steel Co.	87,193	5,526,428
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Wia Corp.	21,062	$ 3,616,694
InterPark INT Corp.	68,735	1,599,314
JB Financial Group Co. Ltd.	231,683	1,414,535
KB Financial Group, Inc.	300,871	11,731,338
Korea Express Co. Ltd. (a)	3,624	650,971
Korea Zinc Co. Ltd.	12,230	4,581,505
Korean Reinsurance Co.	63,639	675,218
LG Household & Health Care Ltd.	15,853	9,192,112
Medy-Tox, Inc.	2,718	631,408
Samsung Electronics Co. Ltd.	51,183	59,260,039
Samsung Heavy Industries Co. Ltd.	220,586	5,348,124
Samsung SDI Co. Ltd.	35,443	4,156,395
Shinhan Financial Group Co. Ltd.	297,474	13,926,206
SK Telecom Co. Ltd.	15,514	3,867,113
TOTAL KOREA (SOUTH)		191,284,473
Malaysia - 2.9%
Genting Malaysia Bhd	2,283,300	2,984,861
Glomac Bhd	1,592,200	536,931
Kossan Rubber Industries Bhd	1,165,200	1,629,233
Media Prima Bhd	2,474,300	1,473,905
Sunway Bhd	1,509,100	1,582,834
Tenaga Nasional Bhd	3,506,300	14,239,853
YTL Corp. Bhd	13,677,600	6,901,580
YTL Power International Bhd	6,781,700	3,277,254
TOTAL MALAYSIA		32,626,451
Mauritius - 0.2%
MakeMyTrip Ltd. (a)	60,800	1,832,208
Papua New Guinea - 0.1%
Oil Search Ltd. ADR	137,583	1,054,945
Philippines - 1.6%
ABS CBN Broadcasting Corp. (depositary receipt)	357,700	364,299
Alliance Global Group, Inc.	9,615,400	5,408,273
Ayala Land, Inc.	3,368,900	2,512,282
D&L Industries, Inc.	1,865,900	568,089
Jollibee Food Corp.	408,110	1,778,696
Metropolitan Bank & Trust Co.	2,010,640	3,689,180
Security Bank Corp.	882,568	2,820,689
Vista Land & Lifescapes, Inc.	6,585,400	900,774
TOTAL PHILIPPINES		18,042,282
Singapore - 4.7%
Amtek Engineering Ltd.	707,000	332,802
Boustead Singapore Ltd.	244,000	349,078
Cordlife Group Ltd.	1,015,000	798,112
CWT Ltd.	422,000	530,797
Ezion Holdings Ltd.	3,833,600	4,514,415
Keppel Corp. Ltd.	1,265,000	9,276,522

	Shares	Value
Mapletree Industrial (REIT)	5,495,674	$ 6,311,960
Singapore Telecommunications Ltd.	4,479,000	13,182,941
United Overseas Bank Ltd.	796,000	14,260,886
Wing Tai Holdings Ltd.	1,997,000	2,782,497
TOTAL SINGAPORE		52,340,010
Taiwan - 11.4%
Catcher Technology Co. Ltd.	872,000	7,349,722
Cleanaway Co. Ltd.	132,000	585,895
FLEXium Interconnect, Inc.	416,000	879,274
Fubon Financial Holding Co. Ltd.	6,283,000	10,620,047
Giant Manufacturing Co. Ltd.	314,000	2,538,486
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,915,200	21,852,480
King Slide Works Co. Ltd.	94,000	1,232,294
Merida Industry Co. Ltd.	213,650	1,473,515
NAK Sealing Technologies Corp.	148,000	510,717
Nan Ya Plastics Corp.	3,010,000	6,219,693
Novatek Microelectronics Corp.	1,214,000	6,273,939
Pegatron Corp.	1,446,000	2,631,219
Pou Chen Corp.	2,318,000	2,552,048
Realtek Semiconductor Corp.	467,000	1,545,556
Sinopac Holdings Co.	65,060	28,203
Taishin Financial Holdings Co. Ltd.	15,343,583	7,307,990
Taiwan Semiconductor Manufacturing Co. Ltd.	10,424,192	45,117,083
Tongtai Machine & Tool Co. Ltd.	668,000	592,082
Tongtai Machine & Tool Co. Ltd. rights 12/17/14 (a)	46,503	687
Vanguard International Semiconductor Corp.	1,452,000	2,178,052
Wistron Corp.	4,795,000	5,029,848
TOTAL TAIWAN		126,518,830
Thailand - 3.7%
Bangkok Expressway PCL (For.Reg.)	985,300	1,149,225
Delta Electronics PCL (For. Reg.)	585,700	1,162,498
Kasikornbank PCL (For. Reg.)	1,328,400	9,621,280
Preuksa Real Estate PCL (For. Reg.)	8,442,600	8,683,594
Quality Houses PCL NVDR	22,678,000	2,996,146
Intouch Holdings PLC NVDR	2,874,400	6,525,785
Thai Beverage PCL	12,964,000	7,719,670
Thai Tap Water Supply PCL (For. Reg.)	2,250,500	835,630
Thanachart Capital PCL (For. Reg.)	2,121,400	2,279,138
TISCO Financial Group PCL	561,600	767,550
TOTAL THAILAND		41,740,516
United Kingdom - 0.3%
Standard Chartered PLC (United Kingdom)	225,908	3,395,574
Common Stocks - continued
	Shares	Value
United States of America - 0.6%
Cognizant Technology Solutions Corp. Class A (a)	142,200	$ 6,946,470
TOTAL COMMON STOCKS (Cost $1,014,152,941)		1,105,094,819
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 0.11% (b)	9,351,348	9,351,348
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	670,725	670,725
TOTAL MONEY MARKET FUNDS (Cost $10,022,073)		10,022,073
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,024,175,014)		1,115,116,892
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,840,073)
NET ASSETS - 100%		$ 1,111,276,819
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,115
Fidelity Securities Lending Cash Central Fund	7,581
Total	$ 21,696
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 127,875,609	$ 33,922,903	$ 93,952,706	$ -
Consumer Staples	43,868,053	29,699,782	14,168,271	-
Energy	41,145,025	701,453	40,443,572	-
Financials	350,448,908	38,122,374	312,326,534	-
Health Care	23,387,835	4,860,492	18,527,343	-
Industrials	85,182,362	7,925,541	66,618,377	10,638,444
Information Technology	251,158,696	86,284,699	164,873,997	-
Materials	55,092,244	16,584,919	38,507,325	-
Telecommunication Services	71,517,836	-	71,517,836	-
Utilities	55,418,251	702,756	54,715,495	-
Money Market Funds	10,022,073	10,022,073	-	-
Total Investments in Securities:	$ 1,115,116,892	$ 228,826,992	$ 875,651,456	$ 10,638,444

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 447,145,348
Level 2 to Level 1	$ 13,495,991

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Emerging Asia Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $678,681) - See accompanying schedule: Unaffiliated issuers (cost $1,014,152,941)	$ 1,105,094,819
Fidelity Central Funds (cost $10,022,073)	10,022,073
Total Investments (cost $1,024,175,014)		$ 1,115,116,892
Foreign currency held at value (cost $72,420)		72,535
Receivable for fund shares sold		685,935
Dividends receivable		877,905
Distributions receivable from Fidelity Central Funds		2,189
Prepaid expenses		2,315
Other receivables		419,289
Total assets		1,117,177,060

Liabilities
Payable for fund shares redeemed	884,449
Accrued management fee	700,761
Other affiliated payables	231,063
Other payables and accrued expenses	3,413,243
Collateral on securities loaned, at value	670,725
Total liabilities		5,900,241

Net Assets		$ 1,111,276,819
Net Assets consist of:
Paid in capital		$ 1,153,432,763
Undistributed net investment income		8,444,054
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(138,253,522)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		87,653,524
Net Assets, for 33,641,978 shares outstanding		$ 1,111,276,819
Net Asset Value, offering price and redemption price per share ($1,111,276,819 ÷ 33,641,978 shares)		$ 33.03

Statement of Operations

	Year ended October 31, 2014

Investment Income
Dividends		$ 29,086,836
Income from Fidelity Central Funds		21,696
Income before foreign taxes withheld		29,108,532
Less foreign taxes withheld		(2,778,160)
Total income		26,330,372

Expenses
Management fee Basic fee	$ 7,679,238
Performance adjustment	26,954
Transfer agent fees	2,256,145
Accounting and security lending fees	506,740
Custodian fees and expenses	641,111
Independent trustees' compensation	4,599
Registration fees	27,619
Audit	99,831
Legal	4,169
Interest	1,611
Miscellaneous	121,463
Total expenses before reductions	11,369,480
Expense reductions	(4,311)	11,365,169
Net investment income (loss)		14,965,203
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,084,667)	66,763,652
Foreign currency transactions	(813,693)
Total net realized gain (loss)		65,949,959
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $3,124,367)	63,471
Assets and liabilities in foreign currencies	9,094
Total change in net unrealized appreciation (depreciation)		72,565
Net gain (loss)		66,022,524
Net increase (decrease) in net assets resulting from operations		$ 80,987,727

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,965,203	$ 17,023,858
Net realized gain (loss)	65,949,959	76,782,671
Change in net unrealized appreciation (depreciation)	72,565	23,648,779
Net increase (decrease) in net assets resulting from operations	80,987,727	117,455,308
Distributions to shareholders from net investment income	(14,440,335)	(21,400,733)
Distributions to shareholders from net realized gain	-	(3,801,390)
Total distributions	(14,440,335)	(25,202,123)
Share transactions Proceeds from sales of shares	110,553,504	180,491,279
Reinvestment of distributions	13,734,257	24,104,759
Cost of shares redeemed	(252,013,027)	(449,851,066)
Net increase (decrease) in net assets resulting from share transactions	(127,725,266)	(245,255,028)
Redemption fees	106,318	141,939
Total increase (decrease) in net assets	(61,071,556)	(152,859,904)

Net Assets
Beginning of period	1,172,348,375	1,325,208,279
End of period (including undistributed net investment income of $8,444,054 and undistributed net investment income of $13,140,582, respectively)	$ 1,111,276,819	$ 1,172,348,375
Other Information Shares
Sold	3,409,047	6,104,803
Issued in reinvestment of distributions	448,392	828,340
Redeemed	(8,143,143)	(15,386,262)
Net increase (decrease)	(4,285,704)	(8,453,119)

Financial Highlights

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 30.91	$ 28.57	$ 27.32	$ 29.70	$ 23.98
Income from Investment Operations
Net investment income (loss) B	.43	.39	.46	.50	.39
Net realized and unrealized gain (loss)	2.08	2.49	1.30	(2.30)	6.16
Total from investment operations	2.51	2.88	1.76	(1.80)	6.55
Distributions from net investment income	(.39)	(.46)	(.51)	(.49)	(.43)
Distributions from net realized gain	-	(.08)	-	(.11)	(.40)
Total distributions	(.39)	(.54)	(.51)	(.59) G	(.83)
Redemption fees added to paid in capital B	- F	- F	- F	.01	- F
Net asset value, end of period	$ 33.03	$ 30.91	$ 28.57	$ 27.32	$ 29.70
Total ReturnA	8.21%	10.19%	6.60%	(6.20)%	27.93%
Ratios to Average Net AssetsC, E
Expenses before reductions	1.04%	1.08%	.94%	.82%	.78%
Expenses net of fee waivers, if any	1.04%	1.08%	.94%	.82%	.78%
Expenses net of all reductions	1.04%	1.05%	.91%	.78%	.74%
Net investment income (loss)	1.36%	1.31%	1.68%	1.68%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,111,277	$ 1,172,348	$ 1,325,208	$ 1,525,635	$ 1,717,562
Portfolio turnover rateD	90%	97%	94%	115%	105%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. FAmount represents less than $.01 per share. GTotal distributions of $.59 per share is comprised of distributions from net investment income of $.485 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

1. Organization.

Fidelity Emerging Asia Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 141,404,386
Gross unrealized depreciation	(51,352,674)
Net unrealized appreciation (depreciation) on securities	$ 90,051,712

Tax Cost	$ 1,025,065,180

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 8,444,509
Capital loss carryforward	$ (137,363,356)
Net unrealized appreciation (depreciation) on securities and other investments	$ 89,887,725

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (137,363,356)

The tax character of distributions paid was as follows:

	October 31, 2014	October 31, 2012
Ordinary Income	$ 14,440,335	$ 25,202,123

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $981,757,245 and $1,096,958,221, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country Asia ex Japan Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .70% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .21% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,576 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,286,346.31%		$ 1,401

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,789 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7,581. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $1,660,000. The weighted average interest rate was .57%. The interest expense amounted to $210 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $4,311.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Fidelity Emerging Markets Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Emerging Markets Fund	4.22%	5.35%	10.06%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Emerging Markets Fund, a class of the fund, on October 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the MSCI Emerging Markets Index performed over the same period.

Annual Report

Fidelity Emerging Markets Fund

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October market decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. The MSCI EAFE Index, representing non-U.S. developed markets, returned -0.48% for the year, driven partly by late-period concern that the eurozone could slip into deflation. The MSCI Emerging Markets Index returned 0.98% for the year, held back for much of the period by concerns that a slowing Chinese economy may dampen earnings for companies that do business there.

Comments from Sammy Simnegar, Portfolio Manager of Fidelity® Emerging Markets Fund: For the year, the fund's Retail Class shares returned 4.22%, topping the 0.98% gain of the MSCI Emerging Markets Index. Versus the index, the fund's performance was lifted by its positioning in India, which accounted for eight of the fund's 20 largest relative contributors. A non-index position in Axis Bank was the fund's best relative contributor from India and fifth-largest overall. The top relative contributor was Bitauto Holdings, a Chinese automotive website and also a non-index name. Performance was further lifted by not owning several weak-performing index stocks in the energy and materials sectors, including those of two Brazil-based companies - energy producer Petroleo Brasileiro, better known as Petoobras, and industrial metals miner Vale - as well as Russian gas distributor Gazprom. Conversely, Banco Bradesco, a Brazil-based bank, was the fund's largest relative detractor. This stock performed poorly early in 2014, and I sold it - prematurely, as it turned out. Not owning two strong-performing index stocks, China Mobile and Hon Hai Precision Industry, a Taiwan-based manufacturer of electronic products, also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Emerging Markets Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Emerging Markets	1.06%
Actual		$ 1,000.00	$ 1,054.70	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Class K	.85%
Actual		$ 1,000.00	$ 1,055.90	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Emerging Markets Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2014
India	12.1%
Brazil	11.2%
South Africa	9.0%
United States of America*	6.5%
Cayman Islands	6.4%
Indonesia	6.3%
Mexico	6.0%
Korea (South)	5.8%
Taiwan	4.7%
Other	32.0%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2014
India	9.9%
Brazil	9.5%
Korea (South)	8.9%
Cayman Islands	8.7%
South Africa	7.6%
Indonesia	5.8%
Mexico	5.7%
Taiwan	5.4%
Philippines	4.2%
Other*	34.3%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.8	99.5
Short-Term Investments and Net Other Assets (Liabilities)	2.2	0.5
Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.9	4.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.0	3.0
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	2.4	2.1
Naspers Ltd. Class N (South Africa, Media)	1.7	1.4
Itau Unibanco Holding SA sponsored ADR (Brazil, Banks)	1.4	1.5
Banco Bradesco SA (PN) sponsored ADR (Brazil, Banks)	1.4	0.0
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	1.3	1.1
Ambev SA sponsored ADR (Brazil, Beverages)	1.2	1.3
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.1	1.0
NAVER Corp. (Korea (South), Internet Software & Services)	1.0	0.9
	18.4
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.4	20.9
Information Technology	19.2	18.1
Consumer Discretionary	18.9	21.1
Industrials	13.4	15.3
Consumer Staples	7.9	10.3
Health Care	5.2	6.1
Materials	4.9	3.5
Telecommunication Services	2.2	2.3
Energy	1.8	1.3
Utilities	0.9	0.6

Annual Report

Fidelity Emerging Markets Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value
Australia - 1.3%
Carsales.com Ltd. (d)	1,418,157	$ 13,382,255
SEEK Ltd.	822,131	12,064,678
Sydney Airport unit	3,046,743	11,844,927
TOTAL AUSTRALIA		37,291,860
Bailiwick of Jersey - 0.4%
WPP PLC	539,700	10,541,770
Bermuda - 2.2%
Brilliance China Automotive Holdings Ltd.	8,460,000	14,629,588
China Gas Holdings Ltd.	8,503,000	15,202,345
China Resources Gas Group Ltd.	4,632,000	13,240,503
Credicorp Ltd. (United States)	143,832	23,156,952
TOTAL BERMUDA		66,229,388
Brazil - 6.7%
BB Seguridade Participacoes SA	1,563,400	20,858,793
CCR SA	2,657,000	19,783,547
Cetip SA - Mercados Organizado	964,000	12,215,828
Cielo SA	1,467,160	24,092,474
Estacio Participacoes SA	1,644,100	19,042,605
Iguatemi Empresa de Shopping Centers SA	1,092,100	11,062,476
Kroton Educacional SA	3,199,000	22,799,282
Linx SA	457,500	9,504,863
Qualicorp SA (a)	1,483,000	15,081,965
Smiles SA	715,700	12,362,065
Ultrapar Participacoes SA	886,100	19,328,345
Weg SA	1,287,395	15,186,471
TOTAL BRAZIL		201,318,714
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (a)(e)	539,600	13,079,904
Cayman Islands - 6.4%
51job, Inc. sponsored ADR (a)(d)	44,596	1,369,097
Alibaba Group Holding Ltd. sponsored ADR	191,500	18,881,900
Autohome, Inc. ADR Class A	214,300	11,334,327
Baidu.com, Inc. sponsored ADR (a)	79,920	19,082,498
Bitauto Holdings Ltd. ADR (a)	143,935	12,050,238
Haitian International Holdings Ltd.	5,590,000	11,990,987
Melco Crown Entertainment Ltd. sponsored ADR	541,900	14,707,166
Sands China Ltd.	2,687,000	16,759,117
SouFun Holdings Ltd. ADR (d)	1,330,700	12,974,325
Tencent Holdings Ltd.	4,549,600	73,122,413
TOTAL CAYMAN ISLANDS		192,272,068

	Shares	Value
China - 1.2%
China Pacific Insurance Group Co. Ltd. (H Shares)	5,611,400	$ 20,998,755
PICC Property & Casualty Co. Ltd. (H Shares)	8,778,700	16,103,983
TOTAL CHINA		37,102,738
Colombia - 0.5%
Grupo de Inversiones Suramerica SA	777,755	16,171,256
Denmark - 0.4%
Novo Nordisk A/S Series B sponsored ADR	267,199	12,072,051
Egypt - 0.5%
Commercial International Bank SAE sponsored GDR	2,254,000	15,327,200
Finland - 0.4%
Kone Oyj (B Shares) (d)	292,740	12,582,857
France - 2.8%
Bureau Veritas SA	500,500	12,374,687
Ingenico SA	117,177	11,669,403
LVMH Moet Hennessy - Louis Vuitton SA	84,971	14,412,259
Pernod Ricard SA	92,600	10,540,067
Publicis Groupe SA (a)	172,700	11,961,478
Safran SA	184,700	11,688,569
Zodiac Aerospace	381,100	11,621,799
TOTAL FRANCE		84,268,262
Greece - 1.0%
Folli Follie SA	459,752	15,037,207
Greek Organization of Football Prognostics SA	1,161,550	14,075,617
TOTAL GREECE		29,112,824
Hong Kong - 1.0%
AIA Group Ltd.	2,267,000	12,650,823
Galaxy Entertainment Group Ltd.	2,401,000	16,417,794
TOTAL HONG KONG		29,068,617
India - 12.1%
Apollo Hospitals Enterprise Ltd. (a)	610,055	11,071,010
Asian Paints India Ltd.	1,164,966	12,446,097
Axis Bank Ltd. (a)	2,026,872	14,938,515
Exide Industries Ltd.	4,175,987	10,706,507
Grasim Industries Ltd.	196,409	11,786,161
Havells India Ltd.	2,967,745	13,802,403
HCL Technologies Ltd.	670,187	17,576,444
HDFC Bank Ltd.	1,287,195	20,872,326
Housing Development Finance Corp. Ltd.	1,813,249	32,655,231
ICICI Bank Ltd. (a)	663,051	17,608,647
ITC Ltd. (a)	4,124,686	23,848,555
Larsen & Toubro Ltd. (a)	841,291	22,672,147
LIC Housing Finance Ltd.	2,259,799	13,307,370
Lupin Ltd.	612,531	14,182,167
Mahindra & Mahindra Ltd. (a)	779,391	16,571,253
Common Stocks - continued
	Shares	Value
India - continued
Motherson Sumi Systems Ltd.	1,560,536	$ 10,684,754
Sun Pharmaceutical Industries Ltd.	1,516,488	20,869,665
Sun TV Ltd.	2,586,888	13,757,831
Tata Consultancy Services Ltd.	651,300	27,711,194
Tata Motors Ltd. (a)	2,134,323	18,646,790
Titan Co. Ltd. (a)	2,300,688	15,113,147
TOTAL INDIA		360,828,214
Indonesia - 6.3%
PT ACE Hardware Indonesia Tbk	174,838,800	11,734,784
PT Astra International Tbk	40,909,300	22,938,308
PT Bank Central Asia Tbk	24,899,200	26,879,705
PT Bank Rakyat Indonesia Tbk	24,838,400	22,761,815
PT Global Mediacom Tbk	104,969,100	17,036,543
PT Indocement Tunggal Prakarsa Tbk	8,125,000	16,103,631
PT Jasa Marga Tbk	27,116,800	14,256,797
PT Media Nusantara Citra Tbk	56,452,300	13,087,334
PT Semen Gresik (Persero) Tbk	12,866,200	16,900,433
PT Surya Citra Media Tbk	42,748,000	11,965,991
PT Tower Bersama Infrastructure Tbk	19,477,400	14,346,958
TOTAL INDONESIA		188,012,299
Kenya - 1.2%
East African Breweries Ltd.	3,757,053	11,970,487
Kenya Commercial Bank Ltd.	18,645,400	11,464,472
Safaricom Ltd.	95,701,100	13,052,582
TOTAL KENYA		36,487,541
Korea (South) - 5.8%
Coway Co. Ltd.	200,982	15,263,816
KEPCO Plant Service & Engineering Co. Ltd.	149,977	12,241,653
NAVER Corp.	42,980	30,161,544
Samsung Electronics Co. Ltd.	101,116	117,072,819
TOTAL KOREA (SOUTH)		174,739,832
Luxembourg - 0.3%
Samsonite International SA	3,100,200	10,301,112
Malaysia - 1.5%
Astro Malaysia Holdings Bhd	13,125,300	13,167,897
Public Bank Bhd	3,625,200	20,429,991
Tune Insurance Holdings Bhd	16,591,100	10,945,559
TOTAL MALAYSIA		44,543,447
Malta - 0.5%
Brait SA	1,956,673	14,702,877
Mexico - 6.0%
Banregio Grupo Financiero S.A.B. de CV	2,207,293	12,765,542
Fomento Economico Mexicano S.A.B. de CV unit	2,665,693	25,638,953

	Shares	Value
Grupo Aeroportuario del Pacifico SA de CV Series B	2,032,857	$ 13,830,900
Grupo Aeroportuario del Sureste SA de CV Series B	1,246,900	16,668,853
Grupo Aeroportuario Norte S.A.B. de CV	2,565,800	12,783,033
Grupo Financiero Banorte S.A.B. de CV Series O	4,057,900	26,032,636
Grupo Mexico SA de CV Series B	2,282,257	7,841,829
Grupo Televisa SA de CV	3,828,457	27,668,091
Megacable Holdings S.A.B. de CV unit	2,773,852	12,707,244
Promotora y Operadora de Infraestructura S.A.B. de CV (a)(d)	1,075,400	13,661,463
Qualitas Controladora S.A.B. de CV	3,813,300	9,862,971
TOTAL MEXICO		179,461,515
Nigeria - 1.2%
Dangote Cement PLC	10,206,497	13,247,189
Guaranty Trust Bank PLC GDR (Reg. S)	1,494,177	11,505,163
Nigerian Breweries PLC	10,656,739	10,421,924
TOTAL NIGERIA		35,174,276
Philippines - 2.9%
Alliance Global Group, Inc.	28,109,200	15,810,288
GT Capital Holdings, Inc.	648,230	14,565,366
Metropolitan Bank & Trust Co.	6,127,968	11,243,772
Robinsons Retail Holdings, Inc.	7,913,270	11,261,967
SM Investments Corp.	893,632	15,572,107
SM Prime Holdings, Inc.	44,633,700	17,350,335
TOTAL PHILIPPINES		85,803,835
Russia - 1.6%
Magnit OJSC GDR (Reg. S)	397,234	26,614,678
NOVATEK OAO GDR (Reg. S)	192,600	20,685,240
TOTAL RUSSIA		47,299,918
South Africa - 9.0%
Alexander Forbes Group Holding (a)	14,956,185	11,661,478
Aspen Pharmacare Holdings Ltd.	726,790	25,925,180
Bidvest Group Ltd.	790,098	21,731,411
Coronation Fund Managers Ltd.	1,370,200	11,863,741
FirstRand Ltd.	5,121,500	21,916,616
Life Healthcare Group Holdings Ltd.	3,636,864	13,749,834
Mr Price Group Ltd.	849,588	17,573,699
MTN Group Ltd.	1,807,600	39,987,706
Nampak Ltd.	4,149,000	16,916,116
Naspers Ltd. Class N	399,512	49,718,820
Remgro Ltd.	833,100	19,108,107
Sanlam Ltd.	3,035,700	19,169,655
TOTAL SOUTH AFRICA		269,322,363
Spain - 0.5%
Amadeus IT Holding SA Class A	416,000	15,274,395
Sweden - 0.3%
Atlas Copco AB (A Shares)	351,000	10,129,548
Common Stocks - continued
	Shares	Value
Switzerland - 1.3%
Compagnie Financiere Richemont SA Series A	173,115	$ 14,564,942
Nestle SA	160,372	11,760,743
SGS SA (Reg.)	5,710	12,533,929
TOTAL SWITZERLAND		38,859,614
Taiwan - 4.7%
Delta Electronics, Inc.	3,727,000	22,324,143
Giant Manufacturing Co. Ltd.	1,589,000	12,846,034
Merida Industry Co. Ltd.	1,965,600	13,556,475
Taiwan Semiconductor Manufacturing Co. Ltd.	21,053,000	91,119,767
TOTAL TAIWAN		139,846,419
Thailand - 2.2%
Airports of Thailand PCL (For. Reg.)	2,244,100	16,669,865
Bangkok Dusit Medical Services PCL (For. Reg.)	22,949,000	13,028,032
Bumrungrad Hospital PCL (For. Reg.)	3,257,100	13,298,031
Kasikornbank PCL (For. Reg.)	3,338,200	24,177,775
TOTAL THAILAND		67,173,703
Turkey - 1.7%
Coca-Cola Icecek Sanayi A/S	658,327	15,016,840
TAV Havalimanlari Holding A/S	2,002,000	16,798,551
Tofas Turk Otomobil Fabrikasi A/S	331,427	2,080,133
Tupras Turkiye Petrol Rafinelleri A/S	732,000	15,890,491
TOTAL TURKEY		49,786,015
United Arab Emirates - 0.9%
DP World Ltd.	648,319	12,421,792
First Gulf Bank PJSC	3,111,394	15,374,844
TOTAL UNITED ARAB EMIRATES		27,796,636
United Kingdom - 2.9%
Al Noor Hospitals Group PLC	853,557	13,913,784
Bank of Georgia Holdings PLC	274,200	11,229,126
British American Tobacco PLC (United Kingdom)	195,400	11,074,802
Burberry Group PLC	557,400	13,651,510
Diageo PLC	414,278	12,218,048
Intertek Group PLC	274,218	11,940,503
Prudential PLC	519,561	12,030,970
TOTAL UNITED KINGDOM		86,058,743
United States of America - 4.3%
A.O. Smith Corp.	251,500	13,417,525
Google, Inc. Class C (a)	21,050	11,768,634
International Flavors & Fragrances, Inc.	128,400	12,730,860
Kansas City Southern	104,006	12,770,897
Las Vegas Sands Corp.	218,900	13,628,714
MasterCard, Inc. Class A	160,400	13,433,500

	Shares	Value
PPG Industries, Inc.	69,500	$ 14,156,455
Praxair, Inc.	83,100	10,469,769
Visa, Inc. Class A	56,600	13,664,938
W.R. Grace & Co. (a)	136,000	12,865,600
TOTAL UNITED STATES OF AMERICA		128,906,892
TOTAL COMMON STOCKS (Cost $2,377,211,641)		2,766,948,703
Nonconvertible Preferred Stocks - 5.4%

Brazil - 4.5%
Ambev SA sponsored ADR	5,338,770	35,662,984
Banco Bradesco SA (PN) sponsored ADR	2,741,400	41,066,172
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	392,975	16,426,355
Itau Unibanco Holding SA sponsored ADR	2,888,038	42,627,441
TOTAL BRAZIL		135,782,952
Colombia - 0.5%
Grupo Aval Acciones y Valores SA	20,448,771	13,864,416
Germany - 0.4%
Henkel AG & Co. KGaA	118,000	11,649,332
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $175,185,300)		161,296,700
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.11% (b)	54,623,123	54,623,123
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	17,501,952	17,501,952
TOTAL MONEY MARKET FUNDS (Cost $72,125,075)		72,125,075
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,624,522,016)		3,000,370,478
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(6,013,643)
NET ASSETS - 100%		$ 2,994,356,835
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,079,904 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,084
Fidelity Securities Lending Cash Central Fund	237,309
Total	$ 265,393
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 561,717,677	$ 291,254,648	$ 270,463,029	$ -
Consumer Staples	234,105,735	163,941,620	70,164,115	-
Energy	55,904,076	55,904,076	-	-
Financials	702,528,700	393,007,762	309,520,938	-
Health Care	153,191,719	80,742,814	72,448,905	-
Industrials	400,221,284	265,537,085	134,684,199	-
Information Technology	579,281,978	334,045,762	245,236,216	-
Materials	145,464,140	88,227,818	57,236,322	-
Telecommunication Services	67,387,246	53,040,288	14,346,958	-
Utilities	28,442,848	-	28,442,848	-
Money Market Funds	72,125,075	72,125,075	-	-
Total Investments in Securities:	$ 3,000,370,478	$ 1,797,826,948	$ 1,202,543,530	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 548,991,220
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $17,188,986) - See accompanying schedule: Unaffiliated issuers (cost $2,552,396,941)	$ 2,928,245,403
Fidelity Central Funds (cost $72,125,075)	72,125,075
Total Investments (cost $2,624,522,016)		$ 3,000,370,478
Foreign currency held at value (cost $8,013)		952
Receivable for investments sold		24,153,107
Receivable for fund shares sold		1,474,899
Dividends receivable		3,998,942
Distributions receivable from Fidelity Central Funds		8,838
Prepaid expenses		7,386
Other receivables		1,602,909
Total assets		3,031,617,511

Liabilities
Payable for investments purchased	$ 11,165,899
Payable for fund shares redeemed	2,103,590
Accrued management fee	1,682,582
Other affiliated payables	643,420
Other payables and accrued expenses	4,163,233
Collateral on securities loaned, at value	17,501,952
Total liabilities		37,260,676

Net Assets		$ 2,994,356,835
Net Assets consist of:
Paid in capital		$ 2,639,952,883
Undistributed net investment income		16,555,118
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(33,897,395)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		371,746,229
Net Assets		$ 2,994,356,835

Statement of Assets and Liabilities - continued

October 31, 2014

Emerging Markets: Net Asset Value, offering price and redemption price per share ($2,370,926,533 ÷ 93,198,861 shares)	$ 25.44

Class K: Net Asset Value, offering price and redemption price per share ($623,430,302 ÷ 24,465,999 shares)	$ 25.48

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2014

Investment Income
Dividends		$ 55,143,735
Interest		74
Income from Fidelity Central Funds		265,393
Income before foreign taxes withheld		55,409,202
Less foreign taxes withheld		(5,486,069)
Total income		49,923,133

Expenses
Management fee	$ 19,631,039
Transfer agent fees	6,162,991
Accounting and security lending fees	1,219,232
Custodian fees and expenses	1,580,576
Independent trustees' compensation	11,500
Registration fees	75,032
Audit	117,035
Legal	9,745
Interest	1,559
Miscellaneous	60,954
Total expenses before reductions	28,869,663
Expense reductions	(15,905)	28,853,758
Net investment income (loss)		21,069,375
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $580,537)	21,220,015
Foreign currency transactions	(1,889,675)
Total net realized gain (loss)		19,330,340
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $2,197,371)	66,950,657
Assets and liabilities in foreign currencies	159,917
Total change in net unrealized appreciation (depreciation)		67,110,574
Net gain (loss)		86,440,914
Net increase (decrease) in net assets resulting from operations		$ 107,510,289

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,069,375	$ 24,555,630
Net realized gain (loss)	19,330,340	275,022,620
Change in net unrealized appreciation (depreciation)	67,110,574	15,366,762
Net increase (decrease) in net assets resulting from operations	107,510,289	314,945,012
Distributions to shareholders from net investment income	(2,412,320)	(39,208,001)
Share transactions - net increase (decrease)	100,101,946	(299,270,748)
Redemption fees	450,436	565,621
Total increase (decrease) in net assets	205,650,351	(22,968,116)

Net Assets
Beginning of period	2,788,706,484	2,811,674,600
End of period (including undistributed net investment income of $16,555,118 and distributions in excess of net investment income of $481, respectively)	$ 2,994,356,835	$ 2,788,706,484

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Emerging Markets

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.43	$ 22.15	$ 22.23	$ 25.72	$ 20.68
Income from Investment Operations
Net investment income (loss) B	.17	.20	.33	.35	.23
Net realized and unrealized gain (loss)	.86	2.38	(.11)	(3.48)	5.05
Total from investment operations	1.03	2.58	.22	(3.13)	5.28
Distributions from net investment income	(.02)	(.30)	(.30)	(.24)	(.12)
Distributions from net realized gain	-	-	-	(.13)	(.14)
Total distributions	(.02)	(.30)	(.30)	(.37)	(.25) G
Redemption fees added to paid in capital B	- F	- F	- F	.01	.01
Net asset value, end of period	$ 25.44	$ 24.43	$ 22.15	$ 22.23	$ 25.72
Total ReturnA	4.22%	11.78%	1.03%	(12.33)%	25.76%
Ratios to Average Net Assets C, E
Expenses before reductions	1.07%	1.08%	1.09%	1.07%	1.14%
Expenses net of fee waivers, if any	1.07%	1.08%	1.09%	1.07%	1.14%
Expenses net of all reductions	1.07%	1.03%	1.03%	1.01%	1.09%
Net investment income (loss)	.71%	.85%	1.50%	1.38%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,370,927	$ 2,241,338	$ 2,203,756	$ 2,907,884	$ 3,975,342
Portfolio turnover rateD	94%	119%	176%	122%	85%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share. GTotal distributions of $.25 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.135 per share.

Financial Highlights - Class K

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.42	$ 22.15	$ 22.23	$ 25.75	$ 20.69
Income from Investment Operations
Net investment income (loss) B	.23	.25	.37	.40	.28
Net realized and unrealized gain (loss)	.86	2.38	(.10)	(3.48)	5.05
Total from investment operations	1.09	2.63	.27	(3.08)	5.33
Distributions from net investment income	(.03)	(.36)	(.35)	(.32)	(.15)
Distributions from net realized gain	-	-	-	(.13)	(.14)
Total distributions	(.03)	(.36)	(.35)	(.45)	(.28) G
Redemption fees added to paid in capital B	- F	- F	- F	.01	.01
Net asset value, end of period	$ 25.48	$ 24.42	$ 22.15	$ 22.23	$ 25.75
Total ReturnA	4.47%	12.01%	1.25%	(12.17)%	26.03%
Ratios to Average Net Assets C, E
Expenses before reductions	.86%	.87%	.87%	.87%	.90%
Expenses net of fee waivers, if any	.85%	.87%	.87%	.87%	.90%
Expenses net of all reductions	.85%	.82%	.81%	.80%	.84%
Net investment income (loss)	.92%	1.07%	1.72%	1.58%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 623,430	$ 547,369	$ 607,919	$ 497,821	$ 888,629
Portfolio turnover rateD	94%	119%	176%	122%	85%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share. GTotal distributions of $.28 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.135 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

1. Organization.

Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Emerging Markets and Class K shares, each of which has equal rights as to assets and voting privileges. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, including information on transfers between levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 454,997,583
Gross unrealized depreciation	(90,852,922)
Net unrealized appreciation (depreciation) on securities	$ 364,144,661

Tax Cost	$ 2,636,225,817

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 19,207,826
Capital loss carryforward	$ (24,838,920)
Net unrealized appreciation (depreciation) on securities and other investments	$ 363,565,857

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (24,838,920)

The tax character of distributions paid was as follows:

	October 31, 2014	October 31, 2013
Ordinary Income	$ 2,412,320	$ 39,208,001

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $2,676,696,716 and $2,616,957,471, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Emerging Markets. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Emerging Markets	$ 5,905,789.26
Class K	257,202.05
	$ 6,162,991

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,526 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,284,563.31%		$ 1,559

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,492 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $237,309, including $134 from securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $256.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $15,649.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2014	2013
From net investment income
Emerging Markets	$ 1,743,046	$ 29,610,169
Class K	669,274	9,597,832
Total	$ 2,412,320	$ 39,208,001

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended October 31,	2014	2013	2014	2013
Emerging Markets
Shares sold	21,791,321	23,439,766	$ 537,287,996	$ 534,752,122
Reinvestment of distributions	57,233	1,145,115	1,363,124	25,804,455
Shares redeemed	(20,408,773)	(32,317,744)	(492,243,181)	(744,356,372)
Net increase (decrease)	1,439,781	(7,732,863)	$ 46,407,939	$ (183,799,795)
Class K
Shares sold	8,911,150	6,249,509	$ 221,271,615	$ 144,545,998
Reinvestment of distributions	28,071	426,903	669,274	9,597,831
Shares redeemed	(6,884,435)	(11,706,525)	(168,246,882)	(269,614,782)
Net increase (decrease)	2,054,786	(5,030,113)	$ 53,694,007	$ (115,470,953)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Fidelity Europe Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Europe Fund	-2.82%	7.07%	6.72%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Europe Fund on October 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the MSCI Europe Index performed over the same period.

Annual Report

Fidelity Europe Fund

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October market decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. The MSCI EAFE Index, representing non-U.S. developed markets, returned -0.48% for the year, driven partly by late-period concern that the eurozone could slip into deflation. The MSCI Emerging Markets Index returned 0.98% for the year, held back for much of the period by concerns that a slowing Chinese economy may dampen earnings for companies that do business there.

Comments from Stefan Lindblad, who became sole Portfolio Manager of Fidelity® Europe Fund on October 1, 2014, after serving as Co-Manager: For the 12 months ending October 31, 2014, the fund's Retail Class shares returned -2.82% versus the -0.99% result of the MSCI Europe Index. Stock selection in the pharmaceuticals, biotechnology & life sciences segment was weak, as were holdings in the capital goods group in industrials and positioning in consumer discretionary. No exposure to Swiss pharmaceutical giant Novartis and little to British biopharma AstraZeneca, both index heavyweights, dragged on relative results. Instead of Novartis, we chose to emphasize other big pharmas such as Roche Holding, having greater conviction in the company's pipeline for drugs in development. As for AstraZeneca, news in April of the company's potential acquisition lifted several health care stocks, including AstraZeneca and Novartis, and the fund missed out on that growth. AstraZeneca was sold by period end. Elsewhere, the fund's position in London-based financial holding company Standard Chartered hurt relative performance. The company suffered, due to weak demand from the emerging markets side of its business. Partnership Assurance Group, a U.K. life insurance annuities provider, also detracted from the fund's return. Earlier in 2014, the British government rescinded the requirement that certain pensioners buy annuities, disrupting the company's core business. I sold it by period end. Conversely, stock selection in consumer staples was the greatest relative contributor. Dublin-based Greencore Group continued to perform well for the fund. This non-benchmark company mainly supplies grocery-store chains in Ireland and the United Kingdom. After expanding its offerings to the United States last year, Greencore has become a growing supplier to global coffee chain Starbucks and 7-Eleven stores, pushing the stock higher. Avoiding U.K. grocer Tesco, which was plagued by an accounting-fraud scandal, also helped the fund's relative results. In general, I've avoided U.K. grocers because of what I see as a challenging environment with simply too many competitors. Lastly, I'll mention the fund's position in U.K.-headquartered telecommunications company Jazztel, which operates mainly in Spain. French competitor Orange made a bid to acquire Jazztel in September, driving the stock's price up substantially, and I sold our stake to take profits.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Europe Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Class A	1.36%
Actual		$ 1,000.00	$ 900.10	$ 6.51
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.92
Class T	1.62%
Actual		$ 1,000.00	$ 899.10	$ 7.75
HypotheticalA		$ 1,000.00	$ 1,017.04	$ 8.24
Class B	2.11%
Actual		$ 1,000.00	$ 896.80	$ 10.09
HypotheticalA		$ 1,000.00	$ 1,014.57	$ 10.71
Class C	2.11%
Actual		$ 1,000.00	$ 896.80	$ 10.09
HypotheticalA		$ 1,000.00	$ 1,014.57	$ 10.71
Europe	.98%
Actual		$ 1,000.00	$ 901.70	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99
Institutional Class	.97%
Actual		$ 1,000.00	$ 901.90	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.32	$ 4.94

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Europe Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2014
United Kingdom	24.2%
Switzerland	13.5%
Germany	12.5%
France	11.2%
Sweden	7.4%
Denmark	4.5%
Belgium	4.1%
Netherlands	3.7%
Ireland	3.7%
Other*	15.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2014
United Kingdom	30.4%
Germany	14.5%
France	13.4%
Switzerland	11.7%
United States of America*	4.2%
Sweden	3.4%
Ireland	3.0%
Italy	2.9%
Belgium	2.9%
Other	13.6%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.1	97.2
Short-Term Investments and Net Other Assets (Liabilities)	0.9	2.8
Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	4.0	3.2
Nestle SA (Switzerland, Food Products)	3.1	3.7
Total SA (France, Oil, Gas & Consumable Fuels)	2.8	2.8
Shire PLC (Bailiwick of Jersey, Pharmaceuticals)	2.8	0.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.7	2.2
Bayer AG (Germany, Pharmaceuticals)	2.3	1.8
Anheuser-Busch InBev SA NV (Belgium, Beverages)	2.1	1.7
Nordea Bank AB (Sweden, Banks)	2.1	1.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.1	1.6
ING Groep NV (Certificaten Van Aandelen) (Netherlands, Banks)	1.9	1.0
	25.9
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.4	22.1
Health Care	20.1	12.3
Industrials	14.1	13.5
Consumer Discretionary	13.4	13.5
Consumer Staples	11.3	13.8
Energy	7.0	7.9
Materials	4.5	8.5
Utilities	2.5	1.0
Information Technology	1.9	1.6
Telecommunication Services	0.9	3.0

Annual Report

Fidelity Europe Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Austria - 2.2%
Andritz AG	275,800	$ 13,313,235
Erste Group Bank AG	566,700	14,423,352
TOTAL AUSTRIA		27,736,587
Bailiwick of Jersey - 2.8%
Shire PLC	532,100	35,702,276
Belgium - 4.1%
Anheuser-Busch InBev SA NV	247,400	27,435,275
Arseus NV	235,257	9,404,513
KBC Groupe SA (a)	301,761	16,165,989
TOTAL BELGIUM		53,005,777
Canada - 1.0%
Suncor Energy, Inc.	372,000	13,209,210
Denmark - 4.5%
Carlsberg A/S Series B	150,800	13,278,626
ISS Holdings A/S (a)	464,300	12,945,211
Novo Nordisk A/S Series B	580,900	26,258,262
Vestas Wind Systems A/S (a)	143,800	4,813,105
TOTAL DENMARK		57,295,204
Finland - 1.8%
Amer Group PLC (A Shares)	315,100	6,029,628
Kesko Oyj	170,700	6,464,442
Sampo Oyj (A Shares)	215,700	10,317,521
TOTAL FINLAND		22,811,591
France - 11.2%
Atos Origin SA	110,343	7,617,643
bioMerieux SA	214,100	22,585,445
Bollore Group (d)	13,000	6,157,979
Christian Dior SA	106,595	18,854,750
GDF Suez	716,750	17,384,569
Kering SA	41,700	8,044,866
Publicis Groupe SA (a)	230,446	15,961,059
Rexel SA	692,000	11,624,545
Total SA	613,200	36,610,067
TOTAL FRANCE		144,840,923
Germany - 11.0%
adidas AG	113,000	8,220,225
Bayer AG	212,400	30,196,880
Brenntag AG	277,000	13,398,930
CompuGroup Medical AG	259,600	5,953,315
Continental AG	83,500	16,391,547
Deutsche Post AG	367,777	11,547,342
Deutsche Wohnen AG (Bearer)	426,889	9,618,508
Fresenius SE & Co. KGaA	359,900	18,513,906
GEA Group AG	337,429	15,516,450
HeidelbergCement Finance AG	124,334	8,463,553
MLP AG	806,454	4,092,962
TOTAL GERMANY		141,913,618

	Shares	Value
Ireland - 3.7%
Actavis PLC (a)	33,000	$ 8,010,420
CRH PLC	477,500	10,592,592
DCC PLC (United Kingdom)	149,700	8,367,260
Greencore Group PLC	1,417,530	5,950,242
Ryanair Holdings PLC sponsored ADR (a)	140,900	7,825,586
United Drug PLC (United Kingdom)	1,260,200	6,636,481
TOTAL IRELAND		47,382,581
Italy - 0.9%
World Duty Free SpA (a)	1,326,815	11,231,526
Luxembourg - 0.3%
GAGFAH SA (a)	239,500	4,471,928
Netherlands - 3.7%
ING Groep NV (Certificaten Van Aandelen) (a)	1,743,200	24,963,256
Reed Elsevier NV	613,089	14,109,691
Royal DSM NV	140,300	8,784,694
TOTAL NETHERLANDS		47,857,641
Norway - 2.4%
Akastor ASA (d)	492,500	1,697,659
Statoil ASA	740,200	16,939,798
Telenor ASA	522,800	11,750,492
TOTAL NORWAY		30,387,949
Portugal - 0.4%
CTT Correios de Portugal SA	620,621	5,747,434
Spain - 2.5%
Amadeus IT Holding SA Class A	458,100	16,820,193
Red Electrica Corporacion SA (d)	173,000	15,097,600
TOTAL SPAIN		31,917,793
Sweden - 7.4%
Elekta AB (B Shares) (d)	659,502	6,752,077
Getinge AB (B Shares)	643,400	14,943,237
H&M Hennes & Mauritz AB (B Shares)	490,114	19,493,981
Nordea Bank AB	2,128,200	27,293,668
SKF AB (B Shares)	699,400	13,999,082
Svenska Handelsbanken AB (A Shares)	269,100	12,831,553
TOTAL SWEDEN		95,313,598
Switzerland - 13.5%
Julius Baer Group Ltd.	335,990	14,694,652
Nestle SA	543,828	39,881,158
Roche Holding AG (participation certificate)	172,848	51,007,727
Schindler Holding AG (participation certificate)	63,724	8,901,425
Sonova Holding AG Class B	97,572	15,191,275
Syngenta AG (Switzerland)	34,489	10,665,985
Common Stocks - continued
	Shares	Value
Switzerland - continued
UBS AG (NY Shares)	731,500	$ 12,713,470
Zurich Insurance Group AG	68,564	20,722,768
TOTAL SWITZERLAND		173,778,460
United Kingdom - 24.1%
Aberdeen Asset Management PLC	1,907,757	13,244,981
Babcock International Group PLC	565,200	9,900,447
BG Group PLC	1,272,200	21,202,525
BHP Billiton PLC	764,676	19,756,633
Brit PLC	1,544,900	6,203,155
British American Tobacco PLC (United Kingdom)	614,400	34,822,713
Bunzl PLC	561,200	15,216,890
Compass Group PLC	820,517	13,204,565
Dechra Pharmaceuticals PLC	515,500	6,250,812
Diageo PLC	625,137	18,436,784
ITV PLC	3,571,900	11,599,356
Lloyds Banking Group PLC (a)	20,082,700	24,799,920
London Stock Exchange Group PLC	369,600	11,913,670
Next PLC	94,200	9,712,083
Prudential PLC	994,030	23,017,787
Rolls-Royce Group PLC	1,413,201	19,057,681
Royal & Sun Alliance Insurance Group PLC	2,142,065	16,561,054
Schroders PLC	195,100	7,524,766
St. James's Place Capital PLC	565,900	6,744,263
Standard Chartered PLC (United Kingdom)	1,398,683	21,023,298
TOTAL UNITED KINGDOM		310,193,383
TOTAL COMMON STOCKS (Cost $1,171,675,250)		1,254,797,479
Nonconvertible Preferred Stocks - 1.6%

Germany - 1.5%
Volkswagen AG	93,600	19,945,987

	Shares	Value
United Kingdom - 0.1%
Rolls-Royce Group PLC	127,188,090	$ 203,463
Rolls-Royce Group PLC (C Shares)	269,473,203	431,076
TOTAL UNITED KINGDOM		634,539
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,282,816)		20,580,526
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.11% (b)	11,795,825	11,795,825
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	11,723,110	11,723,110
TOTAL MONEY MARKET FUNDS (Cost $23,518,935)		23,518,935
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,215,477,001)		1,298,896,940
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(10,988,638)
NET ASSETS - 100%		$ 1,287,908,302
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,120
Fidelity Securities Lending Cash Central Fund	879,367
Total	$ 910,487
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 172,799,264	$ 172,799,264	$ -	$ -
Consumer Staples	146,269,240	25,693,310	120,575,930	-
Energy	89,659,259	14,906,869	74,752,390	-
Financials	303,342,521	230,561,558	72,780,963	-
Health Care	257,406,626	144,438,361	112,968,265	-
Industrials	178,967,141	178,967,141	-	-
Information Technology	24,437,836	24,437,836	-	-
Materials	58,263,457	17,248,247	41,015,210	-
Telecommunication Services	11,750,492	11,750,492	-	-
Utilities	32,482,169	32,482,169	-	-
Money Market Funds	23,518,935	23,518,935	-	-
Total Investments in Securities:	$ 1,298,896,940	$ 876,804,182	$ 422,092,758	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 40,962,764
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Europe Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $11,115,638) - See accompanying schedule: Unaffiliated issuers (cost $1,191,958,066)	$ 1,275,378,005
Fidelity Central Funds (cost $23,518,935)	23,518,935
Total Investments (cost $1,215,477,001)		$ 1,298,896,940
Receivable for investments sold		6,146
Receivable for fund shares sold		838,837
Dividends receivable		1,612,366
Distributions receivable from Fidelity Central Funds		48,053
Prepaid expenses		5,551
Other receivables		614,366
Total assets		1,302,022,259

Liabilities
Payable for fund shares redeemed	1,171,173
Accrued management fee	813,137
Distribution and service plan fees payable	17,080
Other affiliated payables	285,757
Other payables and accrued expenses	103,700
Collateral on securities loaned, at value	11,723,110
Total liabilities		14,113,957

Net Assets		$ 1,287,908,302
Net Assets consist of:
Paid in capital		$ 1,466,120,915
Undistributed net investment income		29,844,004
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(291,363,495)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		83,306,878
Net Assets		$ 1,287,908,302

Statement of Assets and Liabilities - continued

October 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($23,633,047 ÷ 652,160 shares)	$ 36.24

Maximum offering price per share (100/94.25 of $36.24)	$ 38.45
Class T: Net Asset Value and redemption price per share ($13,678,513 ÷ 378,111 shares)	$ 36.18

Maximum offering price per share (100/96.50 of $36.18)	$ 37.49
Class B: Net Asset Value and offering price per share ($1,065,313 ÷ 29,538 shares)A	$ 36.07

Class C: Net Asset Value and offering price per share ($6,818,132 ÷ 189,031 shares)A	$ 36.07

Europe: Net Asset Value, offering price and redemption price per share ($1,237,046,924 ÷ 34,055,691 shares)	$ 36.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,666,373 ÷ 155,995 shares)	$ 36.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2014
Investment Income
Dividends		$ 40,591,612
Special dividends		6,523,242
Income from Fidelity Central Funds		910,487
Income before foreign taxes withheld		48,025,341
Less foreign taxes withheld		(3,667,116)
Total income		44,358,225

Expenses
Management fee Basic fee	$ 9,143,338
Performance adjustment	148,411
Transfer agent fees	2,415,898
Distribution and service plan fees	129,159
Accounting and security lending fees	598,378
Custodian fees and expenses	133,460
Independent trustees' compensation	6,011
Registration fees	148,860
Audit	91,082
Legal	17,215
Interest	278
Miscellaneous	75,662
Total expenses before reductions	12,907,752
Expense reductions	(133,407)	12,774,345
Net investment income (loss)		31,583,880
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	61,421,744
Foreign currency transactions	(327,968)
Total net realized gain (loss)		61,093,776
Change in net unrealized appreciation (depreciation) on: Investment securities	(149,290,349)
Assets and liabilities in foreign currencies	(128,412)
Total change in net unrealized appreciation (depreciation)		(149,418,761)
Net gain (loss)		(88,324,985)
Net increase (decrease) in net assets resulting from operations		$ (56,741,105)

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,583,880	$ 13,406,222
Net realized gain (loss)	61,093,776	36,524,479
Change in net unrealized appreciation (depreciation)	(149,418,761)	135,845,543
Net increase (decrease) in net assets resulting from operations	(56,741,105)	185,776,244
Distributions to shareholders from net investment income	(13,272,490)	(14,113,486)
Distributions to shareholders from net realized gain	(612,576)	(241,945)
Total distributions	(13,885,066)	(14,355,431)
Share transactions - net increase (decrease)	401,467,296	183,087,632
Redemption fees	18,788	19,946
Total increase (decrease) in net assets	330,859,913	354,528,391

Net Assets
Beginning of period	957,048,389	602,519,998
End of period (including undistributed net investment income of $29,844,004 and undistributed net investment income of $11,865,416, respectively)	$ 1,287,908,302	$ 957,048,389

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended October 31,	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.47
Net realized and unrealized gain (loss)	(3.68)
Total from investment operations	(3.21)
Redemption fees added to paid in capital E, K	-
Net asset value, end of period	$ 36.24
Total ReturnB, C, D	(8.14)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35%A
Expenses net of fee waivers, if any	1.35%A
Expenses net of all reductions	1.35%A
Net investment income (loss)	1.94%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,633
Portfolio turnover rateG	80% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class T

Year ended October 31,	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.40
Net realized and unrealized gain (loss)	(3.67)
Total from investment operations	(3.27)
Redemption fees added to paid in capital E, K	-
Net asset value, end of period	$ 36.18
Total ReturnB, C, D	(8.29)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.62%A
Expenses net of fee waivers, if any	1.61%A
Expenses net of all reductions	1.61%A
Net investment income (loss)	1.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,679
Portfolio turnover rateG	80% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended October 31,	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.28
Net realized and unrealized gain (loss)	(3.66)
Total from investment operations	(3.38)
Redemption fees added to paid in capital E, K	-
Net asset value, end of period	$ 36.07
Total ReturnB, C, D	(8.57)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11%A
Expenses net of fee waivers, if any	2.11%A
Expenses net of all reductions	2.11%A
Net investment income (loss)	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,065
Portfolio turnover rateG	80% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class C

Year ended October 31,	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.29
Net realized and unrealized gain (loss)	(3.67)
Total from investment operations	(3.38)
Redemption fees added to paid in capital E, K	-
Net asset value, end of period	$ 36.07
Total ReturnB, C, D	(8.57)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.10%A
Expenses net of fee waivers, if any	2.10%A
Expenses net of all reductions	2.10%A
Net investment income (loss)	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,818
Portfolio turnover rateG	80% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Europe

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 37.92	$ 30.15	$ 27.67	$ 30.83	$ 28.52
Income from Investment Operations
Net investment income (loss) B	.94E	.61	.64	.48	.33
Net realized and unrealized gain (loss)	(2.00)	7.87	2.45	(2.97)	2.50
Total from investment operations	(1.06)	8.48	3.09	(2.49)	2.83
Distributions from net investment income	(.52)	(.70)	(.60)	(.67)	(.52)
Distributions from net realized gain	(.02)	(.01)	(.02)	-	-
Total distributions	(.54)	(.71)	(.61) I	(.67)	(.52)
Redemption fees added to paid in capital B, H	-	-	-	-	-
Net asset value, end of period	$ 36.32	$ 37.92	$ 30.15	$ 27.67	$ 30.83
Total ReturnA	(2.82)%	28.71%	11.53%	(8.32)%	10.01%
Ratios to Average Net Assets C, F
Expenses before reductions	.97%	1.06%	.83%	1.10%	1.12%
Expenses net of fee waivers, if any	.97%	1.05%	.83%	1.10%	1.12%
Expenses net of all reductions	.96%	1.02%	.80%	1.06%	1.04%
Net investment income (loss)	2.43% E	1.82%	2.33%	1.56%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,237,047	$ 957,048	$ 602,520	$ 621,778	$ 802,527
Portfolio turnover rateD	80% G	59%	127%	117%	136%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EInvestment income per share reflects a large, non-recurring dividend recorded on February 24, 2014 which amounted to $.20 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.92%. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GThe portfolio turnover rate does not include the assets acquired in the merger. HAmount represents less than $.01 per share. ITotal distributions of $.61 per share is comprised of distributions from net investment income of $.595 and distributions from net realized gain of $.017 per share.

Financial Highlights - Institutional Class

Year ended October 31,	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) D	.56
Net realized and unrealized gain (loss)	(3.69)
Total from investment operations	(3.13)
Redemption fees added to paid in capital D, J	-
Net asset value, end of period	$ 36.32
Total ReturnB, C	(7.93)%
Ratios to Average Net Assets E, H
Expenses before reductions	.97%A
Expenses net of fee waivers, if any	.97%A
Expenses net of all reductions	.96%A
Net investment income (loss)	2.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,666
Portfolio turnover rateF	80% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

1. Organization.

Fidelity Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund launched Class A, Class T, Class B, Class C and Institutional Class shares and the existing class was designated Europe on March 18,2014. Each class has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, including Information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 137,778,879
Gross unrealized depreciation	(57,019,627)
Net unrealized appreciation (depreciation) on securities	$ 80,759,252

Tax Cost	$ 1,218,137,688

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 29,845,268
Capital loss carryforward	$ (1,044,374,259)
Net unrealized appreciation (depreciation) on securities and other investments	$ 80,646,191

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (87,605,890)
2017	(201,098,352)
Total capital loss carryforward	$ (288,704,242)

The Fund acquired $249,261,426 of capital loss carryforwards from Fidelity Europe Capital Appreciation Fund and $15,642,563 of capital loss carry forwards from Fidelity Advisor Europe Capital Appreciation Fund when they merged into the Fund in March 2014. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $13,187,073 and $1,543,568 per year, respectively. As a result, at least $173,207,833 of the fund's capital loss carryforward will expire unused and is not included in the capital loss carryforward amounts disclosed above.

In addition, due to large redemptions in a prior period, $201,098,352 of capital losses that existed in the Fund prior to the mergers will be limited to approximately $32,029,274 per year.

The tax character of distributions paid was as follows:

	October 31, 2014	October 31,2013
Ordinary Income	$ 13,885,066	$ 14,355,431

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and securities acquired in the merger, aggregated $1,039,225,902 and $1,018,066,295, respectively.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Europe as compared to its benchmark index, the MSCI Europe Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 36,418	$ 1,391
Class T	.25%	.25%	39,460	41
Class B	.75%	.25%	6,664	5,188
Class C	.75%	.25%	46,617	21,424
			$ 129,159	$ 28,044

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,498
Class T	1,738
Class B*	145
Class C*	1,981
$ 12,362

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 43,195	.30*
Class T	24,519	.31*
Class B	2,039	.31*
Class C	13,772	.30*
Europe	2,324,986.18
Institutional Class	7,387	.16*
	$ 2,415,898

* Annualized

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $293 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,550,000.31%		$ 278

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,998 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $879,367.During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of Europe's operating expenses by $69,075.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $53,302 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operation expenses during the period in the amount of $11,030.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2014	2013
From net investment income
Europe	$ 13,272,490	$ 14,113,486
From net realized gain
Europe	$ 612,576	$ 241,945

Annual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended October 31,	2014 A	2013	2014 A	2013
Class A
Shares sold	302,227	-	$ 12,108,972	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	483,084	-	18,719,498	-
Shares redeemed	(133,151)	-	(5,066,903)	-
Net increase (decrease)	652,160	-	$ 25,761,567	$ -
Class T
Shares sold	196,712	-	$ 7,929,579	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	218,383	-	8,462,341	-
Shares redeemed	(36,984)	-	(1,400,101)	-
Net increase (decrease)	378,111	-	$ 14,991,819	$ -
Class B
Shares sold	16,454	-	$ 662,209	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	19,997	-	774,699	-
Shares redeemed	(6,913)	-	(266,573)	-
Net increase (decrease)	29,538	-	$ 1,170,335	$ -
Class C
Shares sold	43,185	-	$ 1,703,471	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	183,082	-	7,092,587	-
Shares redeemed	(37,236)	-	(1,401,102)	-
Net increase (decrease)	189,031	-	$ 7,394,956	$ -
Europe
Shares sold	8,548,440	9,813,431	$ 332,957,735	$ 335,694,105
Issued in exchange for shares of Fidelity Europe Capital Appreciation Fund	9,559,313	-	370,423,391	-
Reinvestment of distributions	358,728	448,718	13,351,865	13,676,925
Shares redeemed	(9,647,960)	(5,011,867)	(370,706,278)	(166,283,398)
Net increase (decrease)	8,818,521	5,250,282	$ 346,026,713	$ 183,087,632
Institutional Class
Shares sold	33,328	-	$ 1,310,054	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	214,439	-	8,309,529	-
Shares redeemed	(91,772)	-	(3,497,677)	-
Net increase (decrease)	155,995	-	$ 6,121,906	$ -

A Share transactions for Class A,Class T, Class B,Class C and Institutional Class are for the period March 18,2014 (commencement of sale of shares) to October 31, 2014.

11. Merger Information.

On March 21, 2014, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Europe Capital Appreciation Fund and Fidelity Advisor Europe Capital Appreciation Fund ("Target Funds") pursuant to Agreements and Plans of Reorganization approved by the Board of Trustees ("The Board") on September 18, 2013. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Funds at their net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on March 18, 2014. The reorganization provides shareholders of the Target Funds access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Funds' net assets of $370,423,391, including securities of $369,430,411 and unrealized appreciation of $56,486,181 for Fidelity Europe Capital Appreciation Fund; and net assets of $43,358,654, including securities of $43,267,919 and unrealized appreciation of $4,301,890 for Fidelity Advisor Europe Capital Appreciation Fund; were combined with the Fund's net assets of $1,103,858,646 for total net assets after the acquisition of $1,517,640,691.

Proforma results of operations of the combined entity for the entire period ended October 31, 2014, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition dates), are as follows:

Net investment income (loss)	$ 36,003,400
Total net realized gain (loss)	70,453,821
Total change in net unrealized appreciation (depreciation)	(148,729,606)
Net increase (decrease) in net assets resulting from operations	$ (42,272,385)

Annual Report

Notes to Financial Statements - continued

11. Merger Information - continued

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fund's accompanying Statement of Operations since March 21, 2014.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Fidelity Japan Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Japan Fund	-1.90%	5.40%	2.98%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Japan Fund, a class of the fund, on October 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Tokyo Stock Price Index (TOPIX) performed over the same period.

Annual Report

Fidelity Japan Fund

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October market decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. The MSCI EAFE Index, representing non-U.S. developed markets, returned -0.48% for the year, driven partly by late-period concern that the eurozone could slip into deflation. The MSCI Emerging Markets Index returned 0.98% for the year, held back for much of the period by concerns that a slowing Chinese economy may dampen earnings for companies that do business there.

Comments from Kirk Neureiter, who became Portfolio Manager of Fidelity® Japan Fund on March 1, 2014: For the year, the fund's Retail Class shares returned -1.90%, lagging the -0.29% return of the Tokyo Stock Price Index. Versus the index, the fund's performance suffered from stock selection in the consumer discretionary sector. For example, the fund's largest detractor was a sizable overweighting in Rakuten - Japan's largest Internet shopping site - which I bought in March. While e-tailing stocks generally performed well globally, the problem here was weaker-than-expected profits as the company moved to expand overseas. Also within this sector, a large overweighting in automaker Honda Motor worked against us. Aside from these two detractors, a number of positions in consumer durables & apparel disappointed me. Elsewhere, performance was hampered by two real estate stocks, AEON Mall and Nomura Real Estate Holdings, the latter of which I sold from the fund. Conversely, a meaningful overweighting in drug company Astellas Pharma was the fund's largest contributor. I thought this stock had a number of factors in its favor, including the U.S. Food and Drug Administration's approval of a new use for Xtandi®, the prostate cancer drug co-developed by Astellas and Medivation. Suzuki Motor also bolstered relative results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Japan Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Class A	1.22%
Actual		$ 1,000.00	$ 1,053.30	$ 6.31
HypotheticalA		$ 1,000.00	$ 1,019.06	$ 6.21
Class T	1.52%
Actual		$ 1,000.00	$ 1,051.60	$ 7.86
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Class B	1.99%
Actual		$ 1,000.00	$ 1,049.50	$ 10.28
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Class C	1.92%
Actual		$ 1,000.00	$ 1,048.90	$ 9.92
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Japan	.89%
Actual		$ 1,000.00	$ 1,055.10	$ 4.61
HypotheticalA		$ 1,000.00	$ 1,020.72	$ 4.53
Institutional Class	.87%
Actual		$ 1,000.00	$ 1,054.20	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,020.82	$ 4.43

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Japan Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2014
Japan	96.0%
United States of America*	2.4%
Korea (South)	1.6%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2014
Japan	98.3%
United States of America*	1.2%
Korea (South)	0.5%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.6	98.8
Short-Term Investments and Net Other Assets (Liabilities)	2.4	1.2
Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Astellas Pharma, Inc. (Pharmaceuticals)	5.5	4.0
Japan Tobacco, Inc. (Tobacco)	5.3	5.8
Hoya Corp. (Electronic Equipment & Components)	4.5	3.8
East Japan Railway Co. (Road & Rail)	4.3	4.1
Mitsubishi UFJ Financial Group, Inc. (Banks)	3.8	3.5
Honda Motor Co. Ltd. (Automobiles)	3.8	4.0
Rakuten, Inc. (Internet & Catalog Retail)	3.6	4.2
KDDI Corp. (Wireless Telecommunication Services)	3.5	2.9
Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	3.4	3.2
SoftBank Corp. (Wireless Telecommunication Services)	3.3	3.4
	41.0
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.2	21.9
Financials	18.0	18.8
Information Technology	15.1	12.0
Industrials	13.5	16.4
Telecommunication Services	8.8	8.5
Health Care	8.0	6.7
Consumer Staples	7.7	7.5
Materials	2.9	3.7
Utilities	1.8	1.6
Energy	0.6	1.7

Annual Report

Fidelity Japan Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 21.2%
Auto Components - 3.1%
Bridgestone Corp.	240,300	$ 8,030,285
Sumitomo Electric Industries Ltd.	505,100	6,904,007
		14,934,292
Automobiles - 11.2%
Honda Motor Co. Ltd.	557,800	17,832,444
Mazda Motor Corp.	326,600	7,716,513
Suzuki Motor Corp.	383,000	12,837,590
Toyota Motor Corp.	243,300	14,641,116
		53,027,663
Household Durables - 0.8%
Iida Group Holdings Co. Ltd.	339,400	3,771,468
Internet & Catalog Retail - 3.6%
Rakuten, Inc.	1,496,900	16,879,753
Leisure Products - 0.7%
Sega Sammy Holdings, Inc.	213,800	3,396,325
Multiline Retail - 1.8%
Don Quijote Holdings Co. Ltd.	139,300	8,346,286
TOTAL CONSUMER DISCRETIONARY		100,355,787
CONSUMER STAPLES - 7.7%
Food & Staples Retailing - 2.4%
Seven & i Holdings Co., Ltd.	158,200	6,178,679
Sundrug Co. Ltd.	41,700	2,014,426
Tsuruha Holdings, Inc.	24,800	1,464,211
Welcia Holdings Co. Ltd. (d)	45,700	1,526,714
		11,184,030
Tobacco - 5.3%
Japan Tobacco, Inc.	745,000	25,418,696
TOTAL CONSUMER STAPLES		36,602,726
ENERGY - 0.6%
Energy Equipment & Services - 0.6%
Modec, Inc. (d)	114,400	2,734,527
FINANCIALS - 18.0%
Banks - 4.8%
Mitsubishi UFJ Financial Group, Inc.	3,069,200	17,891,027
Sumitomo Mitsui Financial Group, Inc.	117,900	4,808,305
		22,699,332
Capital Markets - 0.6%
Monex Group, Inc.	1,190,400	3,038,273
Consumer Finance - 1.7%
ACOM Co. Ltd. (a)(d)	2,413,300	8,044,128
Diversified Financial Services - 4.4%
Japan Exchange Group, Inc.	255,300	6,332,992
ORIX Corp.	1,050,000	14,574,256
		20,907,248

	Shares	Value
Insurance - 1.9%
Tokio Marine Holdings, Inc.	279,600	$ 8,966,249
Real Estate Investment Trusts - 0.1%
Nippon Healthcare Investment Corp. (a)	255	340,530
Real Estate Management & Development - 4.5%
AEON Mall Co. Ltd.	282,700	5,189,181
Mitsui Fudosan Co. Ltd.	507,000	16,308,385
		21,497,566
TOTAL FINANCIALS		85,493,326
HEALTH CARE - 8.0%
Health Care Providers & Services - 2.5%
Message Co. Ltd.	243,700	7,659,040
Miraca Holdings, Inc.	104,100	4,370,061
		12,029,101
Pharmaceuticals - 5.5%
Astellas Pharma, Inc.	1,679,000	26,058,915
TOTAL HEALTH CARE		38,088,016
INDUSTRIALS - 13.5%
Building Products - 0.4%
Toto Ltd.	170,000	1,918,260
Construction & Engineering - 1.4%
Toshiba Plant Systems & Services Corp.	386,100	6,462,654
Electrical Equipment - 1.7%
Mitsubishi Electric Corp.	641,000	8,264,926
Machinery - 3.5%
Komatsu Ltd.	358,700	8,468,677
Makita Corp.	142,400	7,974,271
		16,442,948
Professional Services - 0.1%
Recruit Holdings Co. Ltd. (a)	18,000	615,214
Road & Rail - 4.3%
East Japan Railway Co.	262,400	20,494,289
Trading Companies & Distributors - 2.1%
Misumi Group, Inc.	96,100	3,032,328
Mitsui & Co. Ltd.	457,100	6,901,781
		9,934,109
TOTAL INDUSTRIALS		64,132,400
INFORMATION TECHNOLOGY - 15.1%
Electronic Equipment & Components - 10.4%
Azbil Corp.	207,200	4,996,727
Hitachi Ltd.	1,616,000	12,697,680
Hoya Corp.	599,300	21,207,334
OMRON Corp.	57,300	2,712,277
Shimadzu Corp.	902,000	7,848,588
		49,462,606
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.8%
Kakaku.com, Inc.	627,200	$ 8,539,636
NAVER Corp.	6,964	4,887,040
		13,426,676
Technology Hardware, Storage & Peripherals - 1.9%
NEC Corp.	1,232,000	4,356,818
Samsung Electronics Co. Ltd.	2,496	2,889,886
Wacom Co. Ltd. (d)	409,400	1,570,783
		8,817,487
TOTAL INFORMATION TECHNOLOGY		71,706,769
MATERIALS - 2.9%
Chemicals - 2.9%
JSR Corp.	289,800	5,218,793
Shin-Etsu Chemical Co., Ltd.	134,800	8,652,628
		13,871,421
TELECOMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 2.0%
Nippon Telegraph & Telephone Corp.	155,200	9,656,367
Wireless Telecommunication Services - 6.8%
KDDI Corp.	252,800	16,601,239
SoftBank Corp.	212,300	15,455,316
		32,056,555
TOTAL TELECOMMUNICATION SERVICES		41,712,922
UTILITIES - 1.8%
Electric Utilities - 1.8%
Kansai Electric Power Co., Inc. (a)	867,400	8,566,019
TOTAL COMMON STOCKS (Cost $455,888,737)		463,263,913
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	8,216,518	$ 8,216,518
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	11,341,321	11,341,321
TOTAL MONEY MARKET FUNDS (Cost $19,557,839)		19,557,839
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $475,446,576)		482,821,752
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(7,887,265)
NET ASSETS - 100%		$ 474,934,487
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,768
Fidelity Securities Lending Cash Central Fund	55,872
Total	$ 59,640
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 100,355,787	$ -	$ 100,355,787	$ -
Consumer Staples	36,602,726	-	36,602,726	-
Energy	2,734,527	-	2,734,527	-
Financials	85,493,326	-	85,493,326	-
Health Care	38,088,016	-	38,088,016	-
Industrials	64,132,400	-	64,132,400	-
Information Technology	71,706,769	7,776,926	63,929,843	-
Materials	13,871,421	-	13,871,421	-
Telecommunication Services	41,712,922	-	41,712,922	-
Utilities	8,566,019	-	8,566,019	-
Money Market Funds	19,557,839	19,557,839	-	-
Total Investments in Securities:	$ 482,821,752	$ 27,334,765	$ 455,486,987	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Japan Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $10,754,091) - See accompanying schedule: Unaffiliated issuers (cost $455,888,737)	$ 463,263,913
Fidelity Central Funds (cost $19,557,839)	19,557,839
Total Investments (cost $475,446,576)		$ 482,821,752
Receivable for investments sold		1,921,907
Receivable for fund shares sold		4,452,511
Dividends receivable		2,854,510
Distributions receivable from Fidelity Central Funds		6,058
Prepaid expenses		1,350
Other receivables		317
Total assets		492,058,405

Liabilities
Payable for investments purchased	$ 4,936,152
Payable for fund shares redeemed	421,497
Accrued management fee	237,307
Distribution and service plan fees payable	16,738
Other affiliated payables	97,331
Other payables and accrued expenses	73,572
Collateral on securities loaned, at value	11,341,321
Total liabilities		17,123,918

Net Assets		$ 474,934,487
Net Assets consist of:
Paid in capital		$ 646,212,371
Undistributed net investment income		3,240,458
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(181,850,831)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,332,489
Net Assets		$ 474,934,487

Statement of Assets and Liabilities - continued

October 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,351,919 ÷ 1,832,689 shares)	$ 11.65

Maximum offering price per share (100/94.25 of $11.65)	$ 12.36
Class T: Net Asset Value and redemption price per share ($4,103,837 ÷ 353,279 shares)	$ 11.62

Maximum offering price per share (100/96.50 of $11.62)	$ 12.04
Class B: Net Asset Value and offering price per share ($451,949 ÷ 38,806 shares)A	$ 11.65

Class C: Net Asset Value and offering price per share ($13,162,073 ÷ 1,136,389 shares)A	$ 11.58

Japan: Net Asset Value, offering price and redemption price per share ($415,611,709 ÷ 35,547,288 shares)	$ 11.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($20,253,000 ÷ 1,734,880 shares)	$ 11.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2014
Investment Income
Dividends		$ 9,135,337
Income from Fidelity Central Funds		59,640
Income before foreign taxes withheld		9,194,977
Less foreign taxes withheld		(1,027,088)
Total income		8,167,889

Expenses
Management fee Basic fee	$ 3,488,428
Performance adjustment	(431,891)
Transfer agent fees	976,306
Distribution and service plan fees	212,501
Accounting and security lending fees	258,658
Custodian fees and expenses	55,226
Independent trustees' compensation	2,118
Registration fees	80,653
Audit	69,999
Legal	1,858
Interest	1,495
Miscellaneous	5,951
Total expenses before reductions	4,721,302
Expense reductions	(1,228)	4,720,074
Net investment income (loss)		3,447,815
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,053,235)
Foreign currency transactions	(186,138)
Total net realized gain (loss)		(3,239,373)
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,697,939)
Assets and liabilities in foreign currencies	(50,863)
Total change in net unrealized appreciation (depreciation)		(11,748,802)
Net gain (loss)		(14,988,175)
Net increase (decrease) in net assets resulting from operations		$ (11,540,360)

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,447,815	$ 5,017,815
Net realized gain (loss)	(3,239,373)	22,342,026
Change in net unrealized appreciation (depreciation)	(11,748,802)	92,633,788
Net increase (decrease) in net assets resulting from operations	(11,540,360)	119,993,629
Distributions to shareholders from net investment income	(4,561,447)	(5,641,978)
Distributions to shareholders from net realized gain	(402,380)	(3,106,863)
Total distributions	(4,963,827)	(8,748,841)
Share transactions - net increase (decrease)	(48,052,746)	51,180,009
Redemption fees	110,748	461,366
Total increase (decrease) in net assets	(64,446,185)	162,886,163

Net Assets
Beginning of period	539,380,672	376,494,509
End of period (including undistributed net investment income of $3,240,458 and undistributed net investment income of $4,547,036, respectively)	$ 474,934,487	$ 539,380,672

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.00	$ 9.30	$ 9.54	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.05	.08	.09	.09
Net realized and unrealized gain (loss)	(.31)	2.80	(.15)	(1.39)
Total from investment operations	(.26)	2.88	(.06)	(1.30)
Distributions from net investment income	(.08)	(.11)	(.13)	-
Distributions from net realized gain	(.01)	(.08)	(.05)	-
Total distributions	(.09)	(.19)	(.18)	-
Redemption fees added to paid in capital E	- K	.01	- K	.01
Net asset value, end of period	$ 11.65	$ 12.00	$ 9.30	$ 9.54
Total ReturnB, C, D	(2.18)%	31.58%	(.64)%	(11.91)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.23%	1.26%	1.42%	1.20%A
Expenses net of fee waivers, if any	1.23%	1.26%	1.38%	1.20%A
Expenses net of all reductions	1.23%	1.25%	1.36%	1.16%A
Net investment income (loss)	.41%	.75%	.94%	1.02%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,352	$ 20,520	$ 9,495	$ 13,208
Portfolio turnover rateG	112%	68%	52%	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class T

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 9.28	$ 9.51	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.01	.05	.06	.07
Net realized and unrealized gain (loss)	(.30)	2.78	(.13)	(1.40)
Total from investment operations	(.29)	2.83	(.07)	(1.33)
Distributions from net investment income	(.04)	(.08)	(.11)	-
Distributions from net realized gain	(.01)	(.08)	(.05)	-
Total distributions	(.05)	(.16)	(.16)	-
Redemption fees added to paid in capital E	- K	.01	- K	.01
Net asset value, end of period	$ 11.62	$ 11.96	$ 9.28	$ 9.51
Total ReturnB, C, D	(2.42)%	31.04%	(.75)%	(12.19)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.54%	1.55%	1.70%	1.48%A
Expenses net of fee waivers, if any	1.54%	1.55%	1.66%	1.48%A
Expenses net of all reductions	1.54%	1.53%	1.64%	1.44%A
Net investment income (loss)	.10%	.46%	.66%	.74%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,104	$ 5,357	$ 3,934	$ 4,643
Portfolio turnover rateG	112%	68%	52%	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.00	$ 9.26	$ 9.47	$ 10.83
Income from Investment Operations
Net investment income (loss) E	(.04)	- K	.02	.02
Net realized and unrealized gain (loss)	(.31)	2.80	(.14)	(1.39)
Total from investment operations	(.35)	2.80	(.12)	(1.37)
Distributions from net investment income	-	-	(.04)	-
Distributions from net realized gain	-	(.07)	(.05)	-
Total distributions	-	(.07)	(.09)	-
Redemption fees added to paid in capital E	- K	.01	- K	.01
Net asset value, end of period	$ 11.65	$ 12.00	$ 9.26	$ 9.47
Total ReturnB, C, D	(2.92)%	30.52%	(1.24)%	(12.56)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.02%	2.02%	2.17%	1.95%A
Expenses net of fee waivers, if any	2.02%	2.02%	2.13%	1.95%A
Expenses net of all reductions	2.02%	2.01%	2.11%	1.91%A
Net investment income (loss)	(.37)%	(.02)%	.19%	.27%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 452	$ 874	$ 1,012	$ 1,458
Portfolio turnover rateG	112%	68%	52%	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class C

Years ended October 31,	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 9.25	$ 9.48	$ 10.83
Income from Investment Operations
Net investment income (loss) E	(.03)	- K	.02	.03
Net realized and unrealized gain (loss)	(.32)	2.79	(.14)	(1.39)
Total from investment operations	(.35)	2.79	(.12)	(1.36)
Distributions from net investment income	(.03)	(.01)	(.06)	-
Distributions from net realized gain	(.01)	(.08)	(.05)	-
Total distributions	(.03) L	(.09)	(.11)	-
Redemption fees added to paid in capital E	- K	.01	- K	.01
Net asset value, end of period	$ 11.58	$ 11.96	$ 9.25	$ 9.48
Total ReturnB, C, D	(2.90)%	30.55%	(1.27)%	(12.47)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93%	1.97%	2.15%	1.92%A
Expenses net of fee waivers, if any	1.93%	1.97%	2.11%	1.92%A
Expenses net of all reductions	1.93%	1.95%	2.09%	1.88%A
Net investment income (loss)	(.29)%	.04%	.21%	.30%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,162	$ 11,824	$ 7,015	$ 8,750
Portfolio turnover rateG	112%	68%	52%	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share. LTotal distributions of $.03 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Japan

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 9.34	$ 9.57	$ 10.57	$ 10.03
Income from Investment Operations
Net investment income (loss) B	.09	.12	.12	.15	.10
Net realized and unrealized gain (loss)	(.32)	2.79	(.14)	(.75)	.61
Total from investment operations	(.23)	2.91	(.02)	(.60)	.71
Distributions from net investment income	(.11)	(.15)	(.16)	(.20)	(.07)
Distributions from net realized gain	(.01)	(.08)	(.05)	(.21)	(.10)
Total distributions	(.11) H	(.23)	(.21)	(.41)	(.17)
Redemption fees added to paid in capital B	- G	.01	- G	.01	- G
Net asset value, end of period	$ 11.69	$ 12.03	$ 9.34	$ 9.57	$ 10.57
Total ReturnA	(1.90)%	31.92%	(.19)%	(6.00)%	7.12%
Ratios to Average Net Assets C, E
Expenses before reductions	.90%	.93%	1.09%	.86%	.93%
Expenses net of fee waivers, if any	.90%	.93%	1.06%	.84%	.93%
Expenses net of all reductions	.90%	.91%	1.04%	.80%	.93%
Net investment income (loss)	.74%	1.08%	1.26%	1.38%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 415,612	$ 480,773	$ 353,550	$ 450,417	$ 649,316
Portfolio turnover rateD	112%	68%	52%	134% F	43%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FThe portfolio turnover rate does not include the assets acquired in the merger. GAmount represents less than $.01 per share. HTotal distributions of $.11 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.009 per share.

Financial Highlights - Institutional Class

Years ended October 31,	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.02	$ 9.33	$ 9.57	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.09	.13	.12	.13
Net realized and unrealized gain (loss)	(.32)	2.78	(.14)	(1.40)
Total from investment operations	(.23)	2.91	(.02)	(1.27)
Distributions from net investment income	(.12)	(.15)	(.17)	-
Distributions from net realized gain	(.01)	(.08)	(.05)	-
Total distributions	(.12) K	(.23)	(.22)	-
Redemption fees added to paid in capital D	- J	.01	- J	.01
Net asset value, end of period	$ 11.67	$ 12.02	$ 9.33	$ 9.57
Total ReturnB, C	(1.90)%	32.04%	(.18)%	(11.63)%
Ratios to Average Net Assets E, H
Expenses before reductions	.89%	.90%	1.03%	.79%A
Expenses net of fee waivers, if any	.89%	.90%	1.01%	.79%A
Expenses net of all reductions	.89%	.88%	.99%	.75%A
Net investment income (loss)	.76%	1.11%	1.31%	1.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,253	$ 20,033	$ 1,488	$ 2,715
Portfolio turnover rateF	112%	68%	52%	134% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JAmount represents less than $.01 per share. KTotal distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.
Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

1. Organization.

Fidelity Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Japan and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive-foreign investment companies (PFIC), expiring capital loss carryforwards, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 31,159,526
Gross unrealized depreciation	(28,373,918)
Net unrealized appreciation (depreciation) on securities	$ 2,785,608

Tax Cost	$ 480,036,144

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 3,215,008
Capital loss carryforward	$ (177,261,262)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,768,518

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (3,870,588)
2017	(41,604,070)
2018	(26,887,863)
2019	(98,806,037)
Total with expiration	(171,168,558)
No expiration
Short-term	(3,919,546)
Long-term	(2,173,158)
Total no expiration	(6,092,704)
Total capital loss carryforward	$ (177,261,262)

Due to large redemptions in a prior period, $141,955,883 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $18,885,324 per year.

The Fund acquired $5,487,891 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,371,973 per year.

The tax character of distributions paid was as follows:

	October 31, 2014	October 31, 2013
Ordinary Income	$ 4,963,827	$ 8,748,841

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $556,118,333 and $602,098,005, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan as compared to its benchmark index, the TOPIX, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .61% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 51,842	$ 8,616
Class T	.25%	.25%	23,920	90
Class B	.75%	.25%	6,060	4,547
Class C	.75%	.25%	130,679	51,684
			$ 212,501	$ 64,937

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 24,140
Class T	1,332
Class B*	3,797
Class C*	7,937
$ 37,206

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 56,618.27
Class T	15,620.33
Class B	1,818.30
Class C	28,460.22
Japan	843,257.19
Institutional Class	30,533.18
	$ 976,306

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 42,055,500.32%		$ 1,495

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $826 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $55,872. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,228.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2014	2013
From net investment income
Class A	$ 141,802	$ 106,946
Class T	19,055	32,766
Class C	25,435	8,397
Japan	4,169,355	5,470,176
Institutional Class	205,800	23,693
Total	$ 4,561,447	$ 5,641,978
From net realized gain
Class A	$ 15,756	$ 79,705
Class T	3,988	33,186
Class B	-	6,644
Class C	9,157	55,283
Japan	357,373	2,919,891
Institutional Class	16,106	12,154
Total	$ 402,380	$ 3,106,863

Annual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
Years ended October 31,	2014	2013	2014	2013
Class A
Shares sold	952,008	1,327,321	$ 11,244,440	$ 15,043,376
Reinvestment of distributions	11,439	17,701	136,237	165,861
Shares redeemed	(840,548)	(655,691)	(9,766,930)	(7,373,829)
Net increase (decrease)	122,899	689,331	$ 1,613,747	$ 7,835,408
Class T
Shares sold	64,476	195,003	$ 752,702	$ 2,164,942
Reinvestment of distributions	1,875	6,834	22,328	64,034
Shares redeemed	(160,810)	(178,171)	(1,872,832)	(1,988,129)
Net increase (decrease)	(94,459)	23,666	$ (1,097,802)	$ 240,847
Class B
Shares sold	818	14,757	$ 10,000	$ 173,151
Reinvestment of distributions	-	463	-	4,366
Shares redeemed	(34,849)	(51,705)	(406,096)	(551,755)
Net increase (decrease)	(34,031)	(36,485)	$ (396,096)	$ (374,238)
Class C
Shares sold	496,705	526,927	$ 5,806,151	$ 5,994,932
Reinvestment of distributions	2,168	5,172	25,821	48,618
Shares redeemed	(351,222)	(302,151)	(4,038,883)	(3,208,131)
Net increase (decrease)	147,651	229,948	$ 1,793,089	$ 2,835,419
Japan
Shares sold	4,922,211	14,062,957	$ 57,652,164	$ 157,503,214
Reinvestment of distributions	370,099	872,770	4,407,882	8,177,855
Shares redeemed	(9,716,469)	(12,837,219)	(112,632,153)	(141,848,609)
Net increase (decrease)	(4,424,159)	2,098,508	$ (50,572,107)	$ 23,832,460
Institutional Class
Shares sold	916,937	1,891,907	$ 10,668,831	$ 21,220,551
Reinvestment of distributions	13,570	2,940	161,488	27,514
Shares redeemed	(862,451)	(387,518)	(10,223,896)	(4,437,952)
Net increase (decrease)	68,056	1,507,329	$ 606,423	$ 16,810,113

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 43% of the total outstanding shares of the Fund. Mutual Funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 43% of the total outstanding shares of the Fund.

Annual Report

Fidelity Japan Smaller Companies Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Japan Smaller Companies Fund	-3.16%	10.90%	3.40%

$10,000 Over 10 years

Let's say hypothetically that $10,000 was invested in Fidelity Japan Smaller Companies Fund on October 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Russell/Nomura Mid-Small CapTM Index performed over the same period.

Annual Report

Fidelity Japan Smaller Companies Fund

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October market decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. The MSCI EAFE Index, representing non-U.S. developed markets, returned -0.48% for the year, driven partly by late-period concern that the eurozone could slip into deflation. The MSCI Emerging Markets Index returned 0.98% for the year, held back for much of the period by concerns that a slowing Chinese economy may dampen earnings for companies that do business there.

Comments from David Jenkins, who became Portfolio Manager of Fidelity® Japan Smaller Companies Fund on March 1, 2014: For the year, the fund returned -3.16%, trailing the 2.08% gain of the Russell/Nomura Mid-Small CapSM Index. The period was marked by moments of extreme optimism over ultra-expansionary monetary policy by the Bank of Japan, which created a backdrop benefiting highly leveraged companies and exporters - essentially, lower-quality stocks that I began to transition out of when I assumed management. Turnover in the fund was high, and I'm purposefully reducing the number of holdings and concentrating the fund in stocks that best fit my investment criteria. Because I started deploying my investment philosophy partway through the reporting period, much of the performance discussion relates to the fund's previous manager. Positioning in financials hit the hardest, versus the benchmark, including an overweighting in the underperforming shares of AEON Financial Service, despite my having sold the fund's stake by period end. Elsewhere, Hokkaido Electric Power detracted the most. Early in the period, the stock sold off amid uncertainty surrounding the timing of nuclear restarts under Prime Minister Shinzo Abe's policy. I closed the fund's position here too, mainly because the stock wasn't cheap. I did, however, establish a position in Wacom, a technology components company that underperformed on order delays from a large customer. Picks in retailing were strong, especially my decision to sell e-commerce website Rakuten because the stock fell on concerns about the firm's recent acquisitions. Instead I preferred Nitori Holdings, a retailer of value-priced furniture and housewares. I added the stock to the fund and it performed well during the period. Communication technology firm Fujitsu also helped, benefiting from Japan's recent trend toward increased tech-infrastructure spending, as well as efforts by management to improve the business. It was a tough call, but I sold our stake because the story here just wasn't juicy enough for me.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Japan Smaller Companies Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Actual	.98%	$ 1,000.00	$ 1,059.90	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Japan Smaller Companies Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2014
Japan	98.7%
United States of America*	1.3%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2014
Japan	94.8%
United States of America*	5.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	94.8
Short-Term Investments and Net Other Assets (Liabilities)	1.3	5.2
Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JSR Corp. (Chemicals)	1.8	1.6
Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	1.7	1.2
OMRON Corp. (Electronic Equipment & Components)	1.7	1.0
Fuyo General Lease Co. Ltd. (Diversified Financial Services)	1.6	1.6
Mitani Shoji Co. Ltd. (Trading Companies & Distributors)	1.6	0.3
Tokio Marine Holdings, Inc. (Insurance)	1.6	1.1
Lintec Corp. (Chemicals)	1.5	1.7
Aeon Delight Co. Ltd. (Commercial Services & Supplies)	1.5	1.3
Tokyo Gas Co. Ltd. (Gas Utilities)	1.5	1.6
Kuraray Co. Ltd. (Chemicals)	1.5	1.5
	16.0
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	22.2	19.8
Consumer Discretionary	21.4	22.5
Information Technology	15.0	14.2
Financials	10.3	11.3
Materials	9.5	10.7
Consumer Staples	8.4	6.7
Health Care	6.1	4.4
Utilities	3.5	3.6
Energy	1.8	1.6
Telecommunication Services	0.5	0.0

Annual Report

Fidelity Japan Smaller Companies Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 21.4%
Auto Components - 3.4%
Bridgestone Corp.	132,600	$ 4,431,193
Kinugawa Rubber Industrial Co. Ltd.	1,177,000	4,988,946
NHK Spring Co. Ltd.	506,300	4,633,828
		14,053,967
Automobiles - 1.2%
Daihatsu Motor Co. Ltd.	354,300	5,028,566
Distributors - 1.5%
Central Automotive Products Ltd.	382,000	2,528,105
Chori Co. Ltd.	237,500	3,490,930
		6,019,035
Diversified Consumer Services - 1.1%
Asante, Inc.	398,000	4,661,784
Hotels, Restaurants & Leisure - 2.9%
BRONCO BILLY Co. Ltd. (d)	110,200	3,038,750
Koshidaka Holdings Co. Ltd.	280,600	4,791,500
St. Marc Holdings Co. Ltd.	78,900	4,125,012
		11,955,262
Household Durables - 1.2%
Higashi Nihon House Co. Ltd. (d)	1,159,600	4,914,817
Leisure Products - 0.6%
KAWAI Musical Instruments Manufacturing Co. Ltd.	135,800	2,553,781
Media - 2.0%
Daiichikosho Co. Ltd.	242,500	6,119,844
Proto Corp.	173,400	2,387,194
		8,507,038
Specialty Retail - 6.4%
Arc Land Sakamoto Co. Ltd.	119,500	2,664,030
Asahi Co. Ltd. (d)	360,400	4,007,227
Fuji Corp.	224,200	2,311,299
K's Denki Corp.	162,600	4,490,571
Nitori Holdings Co. Ltd.	85,600	5,424,949
Pal Co. Ltd.	133,400	4,011,910
VT Holdings Co. Ltd.	929,200	3,669,627
		26,579,613
Textiles, Apparel & Luxury Goods - 1.1%
Descente Ltd.	464,000	4,337,265
Jichodo Co. Ltd.	40,000	359,373
		4,696,638
TOTAL CONSUMER DISCRETIONARY		88,970,501
CONSUMER STAPLES - 8.4%
Beverages - 1.7%
Kirin Holdings Co. Ltd.	191,200	2,478,870
Oenon Holdings, Inc.	2,156,000	4,502,065
		6,980,935

	Shares	Value
Food & Staples Retailing - 3.7%
Kato Sangyo	255,800	$ 5,442,991
Mitsubishi Shokuhin Co. Ltd.	130,700	2,944,112
San-A Co. Ltd.	116,600	3,930,453
Sogo Medical Co. Ltd.	66,400	3,170,585
		15,488,141
Food Products - 2.5%
Kotobuki Spirits Co. Ltd.	202,500	4,028,353
Rokko Butter Co. Ltd.	229,100	2,497,878
Toyo Suisan Kaisha Ltd.	114,000	3,937,132
		10,463,363
Tobacco - 0.5%
Japan Tobacco, Inc.	52,900	1,804,898
TOTAL CONSUMER STAPLES		34,737,337
ENERGY - 1.8%
Energy Equipment & Services - 0.9%
Shinko Plantech Co. Ltd.	497,100	3,800,234
Oil, Gas & Consumable Fuels - 0.9%
San-Ai Oil Co. Ltd.	532,000	3,682,551
TOTAL ENERGY		7,482,785
FINANCIALS - 10.3%
Banks - 2.2%
Fukuoka Financial Group, Inc.	1,056,000	5,403,608
Sumitomo Mitsui Financial Group, Inc.	94,600	3,858,064
		9,261,672
Capital Markets - 0.9%
Kyokuto Securities Co. Ltd.	210,400	3,556,047
Consumer Finance - 0.9%
ACOM Co. Ltd. (a)	1,179,700	3,932,233
Diversified Financial Services - 1.6%
Fuyo General Lease Co. Ltd.	169,500	6,692,098
Insurance - 1.6%
Tokio Marine Holdings, Inc.	201,400	6,458,521
Real Estate Management & Development - 3.1%
Daito Trust Construction Co. Ltd.	56,300	7,015,025
Leopalace21 Corp. (a)	920,900	5,768,016
		12,783,041
TOTAL FINANCIALS		42,683,612
HEALTH CARE - 6.1%
Health Care Equipment & Supplies - 2.9%
Fukuda Denshi Co. Ltd.	71,600	3,664,562
Medikit Co. Ltd.	111,000	3,458,711
Nagaileben Co. Ltd.	150,400	2,890,835
Paramount Bed Holdings Co. Ltd.	70,600	2,008,022
		12,022,130
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.1%
A/S One Corp.	118,400	$ 3,383,503
Miraca Holdings, Inc.	131,100	5,503,506
		8,887,009
Pharmaceuticals - 1.1%
Astellas Pharma, Inc.	281,100	4,362,812
TOTAL HEALTH CARE		25,271,951
INDUSTRIALS - 22.2%
Building Products - 2.9%
Bunka Shutter Co. Ltd.	469,000	4,056,399
Sekisui Jushi Corp.	341,000	4,647,178
Shinko Kogyo Co. Ltd.	386,200	3,487,899
		12,191,476
Commercial Services & Supplies - 4.5%
Aeon Delight Co. Ltd.	260,900	6,373,562
Asia Securities Printing Co. Ltd.	379,800	2,502,458
Moshi Moshi Hotline, Inc.	439,500	4,386,138
Nac Co. Ltd.	471,900	5,239,290
		18,501,448
Construction & Engineering - 2.1%
Nippon Koei Co. Ltd.	882,000	3,728,998
Toshiba Plant Systems & Services Corp.	300,700	5,033,204
		8,762,202
Machinery - 4.4%
Daiwa Industries Ltd.	409,000	3,118,664
Hoshizaki Electric Co. Ltd.	81,000	3,923,451
Komatsu Ltd.	250,400	5,911,784
Oiles Corp.	272,780	5,354,138
		18,308,037
Professional Services - 4.3%
en-japan, Inc.	117,800	2,076,764
Eri Holdings Co. Ltd. (e)	452,300	4,702,074
Meitec Corp.	90,900	2,850,528
TFP Consulting Group Co. Ltd.	141,000	4,113,422
Weathernews, Inc.	156,600	4,279,523
		18,022,311
Trading Companies & Distributors - 3.0%
Mitani Shoji Co. Ltd.	256,000	6,493,774
Yamazen Co. Ltd.	768,000	5,980,627
		12,474,401
Transportation Infrastructure - 1.0%
Kamigumi Co. Ltd.	445,000	4,290,622
TOTAL INDUSTRIALS		92,550,497

	Shares	Value
INFORMATION TECHNOLOGY - 15.0%
Electronic Equipment & Components - 7.0%
Amano Corp.	485,000	$ 5,256,703
Kanematsu Electric Ltd.	196,300	2,540,680
Macnica, Inc.	173,400	5,025,897
OMRON Corp.	145,900	6,906,129
Ryoyo Electro Corp.	470,300	4,636,490
Siix Corp.	268,100	4,655,828
		29,021,727
IT Services - 3.0%
CAC Corp.	377,200	4,091,154
OBIC Co. Ltd.	100,700	3,594,894
Saison Information Systems Co. Ltd.	162,100	1,830,745
TKC Corp.	156,400	3,070,327
		12,587,120
Software - 3.1%
Broadleaf Co. Ltd.	333,900	5,277,341
Oracle Corp. Japan	79,800	3,089,321
SRA Holdings, Inc.	329,400	4,499,885
		12,866,547
Technology Hardware, Storage & Peripherals - 1.9%
Elecom Co. Ltd.	193,400	4,154,481
Wacom Co. Ltd. (d)	1,035,000	3,971,080
		8,125,561
TOTAL INFORMATION TECHNOLOGY		62,600,955
MATERIALS - 9.5%
Chemicals - 8.8%
C. Uyemura & Co. Ltd.	85,600	4,071,286
JSR Corp.	407,400	7,336,564
Kuraray Co. Ltd.	539,500	6,266,327
Lintec Corp.	308,600	6,443,110
Sakata INX Corp.	409,400	4,189,372
SK Kaken Co. Ltd.	40,000	3,061,302
Tokyo Ohka Kogyo Co. Ltd.	190,500	5,372,777
		36,740,738
Containers & Packaging - 0.7%
FP Corp.	95,600	2,755,276
TOTAL MATERIALS		39,496,014
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
KDDI Corp.	32,900	2,160,525
UTILITIES - 3.5%
Electric Utilities - 2.0%
Hokuriku Electric Power Co., Inc.	253,400	3,420,975
The Okinawa Electric Power Co., Inc.	165,800	5,056,372
		8,477,347
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 1.5%
Tokyo Gas Co. Ltd.	1,089,000	$ 6,277,339
TOTAL UTILITIES		14,754,686
TOTAL COMMON STOCKS (Cost $394,781,406)		410,708,863
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.11% (b)	416,449	416,449
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	4,482,080	4,482,080
TOTAL MONEY MARKET FUNDS (Cost $4,898,529)		4,898,529
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $399,679,935)		415,607,392
NET OTHER ASSETS (LIABILITIES) - 0.1%		444,137
NET ASSETS - 100%		$ 416,051,529
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,769
Fidelity Securities Lending Cash Central Fund	45,091
Total	$ 52,860
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Eri Holdings Co. Ltd.	$ -	$ 5,161,585	$ -	$ 48,849	$ 4,702,074
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 88,970,501	$ -	$ 88,970,501	$ -
Consumer Staples	34,737,337	-	34,737,337	-
Energy	7,482,785	-	7,482,785	-
Financials	42,683,612	-	42,683,612	-
Health Care	25,271,951	-	25,271,951	-
Industrials	92,550,497	-	92,550,497	-
Information Technology	62,600,955	-	62,600,955	-
Materials	39,496,014	-	39,496,014	-
Telecommunication Services	2,160,525	-	2,160,525	-
Utilities	14,754,686	-	14,754,686	-
Money Market Funds	4,898,529	4,898,529	-	-
Total Investments in Securities:	$ 415,607,392	$ 4,898,529	$ 410,708,863	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Consumer Discretionary:
Beginning Balance	$ 10,784,013
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(3,713,888)
Cost of Purchases	-
Proceeds of Sales	(7,070,125)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2014	$ -
Financials:
Beginning Balance	$ 4,925,894
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(2,414,314)
Cost of Purchases	-
Proceeds of Sales	(2,511,580)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2014	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Japan Smaller Companies Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $4,126,672) - See accompanying schedule: Unaffiliated issuers (cost $389,619,821)	$ 406,006,789
Fidelity Central Funds (cost $4,898,529)	4,898,529
Other affiliated issuers (cost $5,161,585)	4,702,074
Total Investments (cost $399,679,935)		$ 415,607,392
Foreign currency held at value (cost $35,912)		35,912
Receivable for investments sold		2,465,779
Receivable for fund shares sold		972,996
Dividends receivable		2,790,855
Distributions receivable from Fidelity Central Funds		2,852
Prepaid expenses		1,510
Other receivables		1,936
Total assets		421,879,232

Liabilities
Payable for investments purchased	$ 395,941
Payable for fund shares redeemed	549,042
Accrued management fee	241,468
Other affiliated payables	88,274
Other payables and accrued expenses	70,898
Collateral on securities loaned, at value	4,482,080
Total liabilities		5,827,703

Net Assets		$ 416,051,529
Net Assets consist of:
Paid in capital		$ 396,998,018
Undistributed net investment income		979,566
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,224,005
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,849,940
Net Assets, for 31,759,640 shares outstanding		$ 416,051,529
Net Asset Value, offering price and redemption price per share ($416,051,529 ÷ 31,759,640 shares)		$ 13.10

Statement of Operations

	Year ended October 31, 2014

Investment Income
Dividends (including $48,849 earned from other affiliated issuers)		$ 9,609,400
Interest		5
Income from Fidelity Central Funds		52,860
Income before foreign taxes withheld		9,662,265
Less foreign taxes withheld		(1,049,236)
Total income		8,613,029

Expenses
Management fee	$ 3,559,194
Transfer agent fees	983,762
Accounting and security lending fees	260,402
Custodian fees and expenses	139,584
Independent trustees' compensation	2,237
Registration fees	40,731
Audit	59,720
Legal	1,949
Interest	286
Miscellaneous	28,009
Total expenses before reductions	5,075,874
Expense reductions	(2,931)	5,072,943
Net investment income (loss)		3,540,086
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	83,873,186
Foreign currency transactions	4,298
Total net realized gain (loss)		83,877,484
Change in net unrealized appreciation (depreciation) on: Investment securities	(114,733,177)
Assets and liabilities in foreign currencies	(67,169)
Total change in net unrealized appreciation (depreciation)		(114,800,346)
Net gain (loss)		(30,922,862)
Net increase (decrease) in net assets resulting from operations		$ (27,382,776)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Japan Smaller Companies Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,540,086	$ 761,900
Net realized gain (loss)	83,877,484	33,663,636
Change in net unrealized appreciation (depreciation)	(114,800,346)	115,488,923
Net increase (decrease) in net assets resulting from operations	(27,382,776)	149,914,459
Distributions to shareholders from net investment income	(796,313)	(1,868,698)
Distributions to shareholders from net realized gain	(14,582,161)	(3,762,650)
Total distributions	(15,378,474)	(5,631,348)
Share transactions Proceeds from sales of shares	122,963,906	483,923,628
Reinvestment of distributions	14,883,766	5,425,956
Cost of shares redeemed	(340,912,183)	(211,148,028)
Net increase (decrease) in net assets resulting from share transactions	(203,064,511)	278,201,556
Redemption fees	432,103	1,067,201
Total increase (decrease) in net assets	(245,393,658)	423,551,868

Net Assets
Beginning of period	661,445,187	237,893,319
End of period (including undistributed net investment income of $979,566 and undistributed net investment income of $744,564, respectively)	$ 416,051,529	$ 661,445,187
Other Information Shares
Sold	9,257,514	38,404,402
Issued in reinvestment of distributions	1,115,725	611,720
Redeemed	(26,335,365)	(17,382,624)
Net increase (decrease)	(15,962,126)	21,633,498

Financial Highlights

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 9.12	$ 8.62	$ 8.23	$ 8.59
Income from Investment Operations
Net investment income (loss) B	.09	.02	.06	.08	.04
Net realized and unrealized gain (loss)	(.53)	4.91	.55	.45	(.25)
Total from investment operations	(.44)	4.93	.61	.53	(.21)
Distributions from net investment income	(.02)	(.07)	(.08)	(.05)	(.03)
Distributions from net realized gain	(.31)	(.15)	(.03)	(.10)	(.12)
Total distributions	(.33)	(.22)	(.11)	(.14) G	(.15)
Redemption fees added to paid in capital B	.01	.03	- F	- F	- F
Net asset value, end of period	$ 13.10	$ 13.86	$ 9.12	$ 8.62	$ 8.23
Total ReturnA	(3.16)%	55.79%	7.13%	6.44%	(2.50)%
Ratios to Average Net AssetsC, E
Expenses before reductions	1.00%	1.01%	1.05%	1.05%	1.09%
Expenses net of fee waivers, if any	1.00%	1.01%	1.05%	1.05%	1.09%
Expenses net of all reductions	1.00%	.98%	1.02%	1.01%	1.09%
Net investment income (loss)	.70%	.18%	.67%	.88%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 416,052	$ 661,445	$ 237,893	$ 303,619	$ 285,603
Portfolio turnover rateD	112%	91%	86%	133%	78%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. FAmount represents less than $.01 per share. GTotal distributions of $.14 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

1. Organization.

Fidelity Japan Smaller Companies Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 32,801,422
Gross unrealized depreciation	(20,511,447)
Net unrealized appreciation (depreciation) on securities	$ (12,289,975)

Tax Cost	$ 403,317,417

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 979,584
Undistributed long-term capital gain	$ 5,861,488
Net unrealized appreciation (depreciation) on securities and other investments	$ (12,212,459)

The tax character of distributions paid was as follows:

	October 31, 2014	October 31, 2013
Ordinary Income	$ 15,378,474	$ 5,631,348

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $561,952,200 and $777,163,942, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,645,571.32%		$ 286

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $4,964.

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $878 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $45,091. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser reimbursed the Fund's operating expenses during the period in the amount of $2,931.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 21% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 35% of the total outstanding shares of the Fund.

Annual Report

Fidelity Latin America Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Latin America Fund	-8.79%	-1.69%	10.54%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Latin America Fund, a class of the fund, on October 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the MSCI EM (Emerging Markets) Latin America Index performed over the same period.

Annual Report

Fidelity Latin America Fund

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October market decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. The MSCI EAFE Index, representing non-U.S. developed markets, returned -0.48% for the year, driven partly by late-period concern that the eurozone could slip into deflation. The MSCI Emerging Markets Index returned 0.98% for the year, held back for much of the period by concerns that a slowing Chinese economy may dampen earnings for companies that do business there.

Comments from Adam Kutas, Portfolio Manager of Fidelity® Latin America Fund: For the year, the fund's Retail Class shares returned -8.79%, underperforming the -5.39% return of the MSCI EM (Emerging Markets) Latin America Index. Relative to the index, the fund was held back by positioning in industrials, and by security selection in consumer staples as well as in materials and energy. Regionally, stock selection in Peru and Brazil hurt performance, as did overweighting Chile and underweighting Mexico. Detractors included an overweighting in Peruvian mining company Compania de Minas Buenaventura, a slight overweighting in oil company index giant Petroleo Brasileiro (Petrobras) and an investment in Chilean telecommunication services company Empresa Nacional de Telecommunications. During the period, the fund held an overweighting in telecom and consumer staples, and an underweighting in financials. Overall, I overweighted the Andean markets of Chile, Colombia and Peru due to their reasonable valuations, strong corporate governance and more-positive macroeconomic backdrops. The fund's relative performance was helped by security selection in consumer discretionary, as well as an overweighting in telecom. Stock selection in Colombia and Mexico proved positive. An underweighting in Brazilian mining company Vale and an investment in Mexican food company Gruma were the top individual contributors.

Note to shareholders: The fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Latin American market. As of October 31, 2014, the fund did not have more than 25% of its total assets invested in any one industry.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Latin America Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Class A	1.38%
Actual		$ 1,000.00	$ 959.80	$ 6.82
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 7.02
Class T	1.65%
Actual		$ 1,000.00	$ 958.60	$ 8.15
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.13%
Actual		$ 1,000.00	$ 956.40	$ 10.50
HypotheticalA		$ 1,000.00	$ 1,014.47	$ 10.82
Class C	2.13%
Actual		$ 1,000.00	$ 956.20	$ 10.50
HypotheticalA		$ 1,000.00	$ 1,014.47	$ 10.82
Latin America	1.07%
Actual		$ 1,000.00	$ 961.30	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45
Institutional Class	1.04%
Actual		$ 1,000.00	$ 961.70	$ 5.14
HypotheticalA		$ 1,000.00	$ 1,019.96	$ 5.30

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Latin America Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2014
Brazil	49.8%
Mexico	24.1%
Chile	10.1%
Colombia	8.7%
Peru	2.8%
United States of America*	1.6%
Panama	1.1%
Spain	1.0%
Puerto Rico	0.4%
Other	0.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2014
Brazil	48.1%
Mexico	20.6%
Chile	12.0%
Colombia	9.5%
Peru	3.5%
United States of America*	2.2%
Spain	1.2%
France	0.9%
Panama	0.8%
Other	1.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.0	98.7
Short-Term Investments and Net Other Assets (Liabilities)	1.0	1.3
Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Itau Unibanco Holding SA (Brazil, Banks)	7.3	6.6
America Movil S.A.B. de CV Series L (Mexico, Wireless Telecommunication Services)	6.9	5.5
Ambev SA sponsored ADR (Brazil, Beverages)	4.7	5.0
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	3.8	4.7
Fomento Economico Mexicano S.A.B. de CV sponsored ADR (Mexico, Beverages)	3.2	3.1
Banco Bradesco SA (PN) (Brazil, Banks)	2.7	1.7
Grupo Financiero Inbursa S.A.B. de CV Series O (Mexico, Banks)	2.6	2.4
Petroleo Brasileiro SA - Petrobras (Brazil, Oil, Gas & Consumable Fuels)	2.6	2.5
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil, Food & Staples Retailing)	2.4	2.7
Grupo de Inversiones Suramerica SA (Colombia, Diversified Financial Services)	2.3	3.2
	38.5
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.9	26.9
Consumer Staples	20.7	23.5
Telecommunication Services	12.0	11.7
Materials	8.3	10.0
Energy	7.8	9.1
Industrials	6.6	6.1
Consumer Discretionary	6.2	4.9
Utilities	3.2	2.4
Information Technology	2.1	3.1
Health Care	1.2	1.0

Annual Report

Fidelity Latin America Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 69.6%
	Shares	Value
Belgium - 0.1%
Euronav NV (a)	95,700	$ 1,013,379
Brazil - 21.4%
Banco Bradesco SA	292,400	4,304,755
BB Seguridade Participacoes SA	1,023,500	13,655,478
Brasil Brokers Participacoes SA	1,898,400	2,428,640
BTG Pactual Participations Ltd. unit	1,366,900	17,293,803
CCR SA	2,030,900	15,121,718
Cielo SA	1,018,700	16,728,239
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	1,306,900	10,226,721
Cyrela Brazil Realty SA	478,500	2,379,079
Embraer SA	395,800	3,831,971
Estacio Participacoes SA	1,050,700	12,169,615
Fleury SA	1,169,400	7,753,841
Hypermarcas SA (a)	1,554,700	10,860,752
Industrias Romi SA	2,619,500	3,636,579
M. Dias Branco SA	276,300	10,744,690
MAHLE Metal Leve SA	134,000	1,265,426
Minerva SA (a)	1,466,300	7,544,826
Multiplus SA	903,600	12,672,061
Petroleo Brasileiro SA - Petrobras (ON)	1,442,428	8,528,016
QGEP Participacoes SA	1,987,500	7,226,835
Souza Cruz SA	1,994,500	16,114,407
Tegma Gestao Logistica SA	219,300	1,610,743
TIM Participacoes SA	2,167,695	11,783,709
Tractebel Energia SA	574,375	7,823,220
Vale SA	459,700	4,638,000
Vale SA sponsored ADR (d)	318,793	3,216,621
TOTAL BRAZIL		213,559,745
Canada - 0.3%
Pacific Rubiales Energy Corp.	209,500	3,160,020
Chile - 9.6%
Aguas Andinas SA	8,507,449	5,090,394
Banco de Chile	68,264,691	8,340,009
Banco de Chile sponsored ADR (d)	85,237	6,307,538
Banco Santander Chile sponsored ADR	187,809	3,979,673
CAP SA	98,863	946,674
Compania Cervecerias Unidas SA	1,725,395	18,070,741
CorpBanca SA	514,763,935	6,879,383
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,664,740	17,937,138
Forus SA	696,332	3,099,138
Inversiones La Construccion SA	975,921	13,907,324
LATAM Airlines Group SA (a)	351,316	4,231,031
LATAM Airlines Group SA sponsored ADR (a)(d)	199,912	2,438,926
Sociedad Matriz SAAM SA	59,433,277	4,987,718
TOTAL CHILE		96,215,687

	Shares	Value
Colombia - 8.2%
BanColombia SA	440,537	$ 6,037,980
BanColombia SA sponsored ADR	47,300	2,675,761
Bolsa de Valores de Colombia	640,899,506	6,852,874
Cemex Latam Holdings SA (a)	707,206	6,310,718
Empresa de Telecomunicaciones de Bogota	40,499,952	10,629,392
Grupo Aval Acciones y Valores SA	4,245,295	2,847,391
Grupo Aval Acciones y Valores SA ADR	41,646	561,388
Grupo de Inversiones Suramerica SA	1,104,572	22,966,508
Inversiones Argos SA	2,067,348	22,487,119
TOTAL COLOMBIA		81,369,131
Mexico - 24.1%
America Movil S.A.B. de CV:
Series L	7,064,800	8,619,672
Series L sponsored ADR	2,461,173	60,077,233
CEMEX S.A.B. de CV sponsored ADR (d)	193,091	2,375,019
Consorcio ARA S.A.B. de CV (a)	25,539,905	11,758,835
Corporativo GBM S.A.B. de CV	106,754	124,858
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	328,505	31,615,321
Gruma S.A.B. de CV Series B	241,109	2,655,086
Grupo Aeroportuario del Pacifico SA de CV:
Series B	43,100	293,238
sponsored ADR	117,200	7,987,180
Grupo Financiero Inbursa S.A.B. de CV Series O	8,655,119	25,991,869
Grupo Financiero Santander Mexico S.A.B. de CV (d)	7,938,455	21,151,528
Grupo Televisa SA de CV (CPO) sponsored ADR	250,600	9,056,684
Industrias Penoles SA de CV	506,693	11,371,596
Infraestructura Energetica Nova S.A.B. de CV (d)	864,400	5,290,548
Medica Sur SA de CV	833,634	3,522,419
Megacable Holdings S.A.B. de CV unit	2,169,729	9,939,707
Qualitas Controladora S.A.B. de CV	2,837,000	7,337,805
Wal-Mart de Mexico SA de CV Series V	9,085,448	21,002,877
TOTAL MEXICO		240,171,475
Panama - 1.1%
Banco Latinoamericano de Comercio Exterior SA Series E	334,270	11,244,843
Peru - 2.8%
Alicorp SA Class C	3,942,578	10,453,294
Compania de Minas Buenaventura SA sponsored ADR	1,856,336	17,078,291
TOTAL PERU		27,531,585
Puerto Rico - 0.4%
EVERTEC, Inc.	158,874	3,606,440
Common Stocks - continued
	Shares	Value
Spain - 1.0%
Prosegur Compania de Seguridad SA (Reg.)	1,726,154	$ 10,123,448
United States of America - 0.6%
BPZ Energy, Inc. (a)(d)	3,096,150	3,839,226
First Cash Financial Services, Inc. (a)	34,366	2,030,343
TOTAL UNITED STATES OF AMERICA		5,869,569
TOTAL COMMON STOCKS (Cost $613,015,083)		693,865,322
Nonconvertible Preferred Stocks - 29.4%

Brazil - 28.4%
Ambev SA sponsored ADR	7,028,847	46,952,698
Banco Bradesco SA:
(PN)	1,521,817	22,920,300
(PN) sponsored ADR	297,000	4,449,060
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	333,025	13,963,960
sponsored ADR (d)	239,770	10,022,386
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR (d)	471,400	3,658,064
Embraer SA sponsored ADR	278,234	10,750,962
Itau Unibanco Holding SA	4,442,105	65,881,339
Itau Unibanco Holding SA sponsored ADR	436,477	6,442,401
Itausa-Investimentos Itau SA (PN)	4,826,393	19,263,500
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	6,080,071	37,492,831
sponsored ADR (d)	1,448,986	16,953,136
Telefonica Brasil SA	201,513	4,115,813
Telefonica Brasil SA sponsored ADR	114,900	2,348,556
TIM Participacoes SA sponsored ADR	143,700	3,954,624
Vale SA (PN-A)	1,595,700	13,877,612
TOTAL BRAZIL		283,047,242

	Shares	Value
Chile - 0.5%
Embotelladora Andina SA:
Class A	1,336,888	$ 3,426,905
Class B	354,699	1,113,928
TOTAL CHILE		4,540,833
Colombia - 0.5%
Grupo Aval Acciones y Valores SA	2,897,449	1,964,492
Grupo de Inversiones Suramerica SA	163,024	3,286,627
TOTAL COLOMBIA		5,251,119
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $181,362,842)		292,839,194
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.11% (b)	8,233,635	8,233,635
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	28,434,052	28,434,052
TOTAL MONEY MARKET FUNDS (Cost $36,667,687)		36,667,687
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $831,045,612)		1,023,372,203
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(27,324,122)
NET ASSETS - 100%		$ 996,048,081
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,330
Fidelity Securities Lending Cash Central Fund	174,919
Total	$ 187,249
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Latin America Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $27,489,362) - See accompanying schedule: Unaffiliated issuers (cost $794,377,925)	$ 986,704,516
Fidelity Central Funds (cost $36,667,687)	36,667,687
Total Investments (cost $831,045,612)		$ 1,023,372,203
Foreign currency held at value (cost $1,344,098)		1,344,098
Receivable for investments sold		964,913
Receivable for fund shares sold		422,682
Dividends receivable		1,159,210
Distributions receivable from Fidelity Central Funds		12,472
Prepaid expenses		79
Other receivables		4,415
Total assets		1,027,280,072

Liabilities
Payable for investments purchased	$ 22,620
Payable for fund shares redeemed	1,547,798
Accrued management fee	587,631
Distribution and service plan fees payable	23,070
Other affiliated payables	267,917
Other payables and accrued expenses	348,903
Collateral on securities loaned, at value	28,434,052
Total liabilities		31,231,991

Net Assets		$ 996,048,081
Net Assets consist of:
Paid in capital		$ 727,686,451
Undistributed net investment income		11,771,382
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		64,331,509
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		192,258,739
Net Assets		$ 996,048,081

Statement of Assets and Liabilities - continued

October 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,898,337 ÷ 1,151,255 shares)	$ 30.31

Maximum offering price per share (100/94.25 of $30.31)	$ 32.16
Class T: Net Asset Value and redemption price per share ($9,760,619 ÷ 321,820 shares)	$ 30.33

Maximum offering price per share (100/96.50 of $30.33)	$ 31.43
Class B: Net Asset Value and offering price per share ($2,210,561 ÷ 72,574 shares)A	$ 30.46

Class C: Net Asset Value and offering price per share ($11,349,398 ÷ 373,654 shares)A	$ 30.37

Latin America: Net Asset Value, offering price and redemption price per share ($933,298,327 ÷ 30,758,236 shares)	$ 30.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,530,839 ÷ 149,305 shares)	$ 30.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2014

Investment Income
Dividends		$ 37,028,730
Income from Fidelity Central Funds		187,249
Income before foreign taxes withheld		37,215,979
Less foreign taxes withheld		(3,986,494)
Total income		33,229,485

Expenses
Management fee	$ 8,039,637
Transfer agent fees	2,880,227
Distribution and service plan fees	312,495
Accounting and security lending fees	537,938
Custodian fees and expenses	719,560
Independent trustees' compensation	4,848
Registration fees	88,674
Audit	74,460
Legal	4,842
Interest	1,595
Miscellaneous	12,416
Total expenses before reductions	12,676,692
Expense reductions	(25,956)	12,650,736
Net investment income (loss)		20,578,749
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
)Unaffiliated issuers	81,822,240
Foreign currency transactions	(1,063,785)
Total net realized gain (loss)		80,758,455
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $88,210)	(221,938,821)
Assets and liabilities in foreign currencies	251,212
Total change in net unrealized appreciation (depreciation)		(221,687,609)
Net gain (loss)		(140,929,154)
Net increase (decrease) in net assets resulting from operations		$ (120,350,405)

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,578,749	$ 36,522,207
Net realized gain (loss)	80,758,455	270,423,636
Change in net unrealized appreciation (depreciation)	(221,687,609)	(468,204,656)
Net increase (decrease) in net assets resulting from operations	(120,350,405)	(161,258,813)
Distributions to shareholders from net investment income	(23,599,176)	(45,716,095)
Distributions to shareholders from net realized gain	(209,492,273)	(164,648,488)
Total distributions	(233,091,449)	(210,364,583)
Share transactions - net increase (decrease)	(61,704,730)	(626,013,705)
Redemption fees	197,877	218,753
Total increase (decrease) in net assets	(414,948,707)	(997,418,348)

Net Assets
Beginning of period	1,410,996,788	2,408,415,136
End of period (including undistributed net investment income of $11,771,382 and undistributed net investment income of $18,836,319, respectively)	$ 996,048,081	$ 1,410,996,788

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.71	$ 48.95	$ 52.38	$ 57.48	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.49	.72	.92	1.15	.02
Net realized and unrealized gain (loss)	(4.08)	(4.73)	(3.66)	(5.87)	2.79
Total from investment operations	(3.59)	(4.01)	(2.74)	(4.72)	2.81
Distributions from net investment income	(.57)	(.79)	(.70)	(.19)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.82)	(4.24)	(.70)	(.39)	(.80)
Redemption fees added to paid in capital E	.01	.01	.01	.01	- K
Net asset value, end of period	$ 30.31	$ 40.71	$ 48.95	$ 52.38	$ 57.48
Total ReturnB, C, D	(9.06)%	(8.93)%	(5.23)%	(8.26)%	5.14%
Ratios to Average Net Assets F, I
Expenses before reductions	1.38%	1.37%	1.35%	1.34%	1.37%A
Expenses net of fee waivers, if any	1.38%	1.37%	1.35%	1.34%	1.37%A
Expenses net of all reductions	1.38%	1.35%	1.35%	1.34%	1.34%A
Net investment income (loss)	1.52%	1.66%	1.80%	2.05%	.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,898	$ 48,464	$ 69,654	$ 91,407	$ 115,626
Portfolio turnover rateG	30%	23%	23%	11%	56% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class T

Years ended October 31,	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.68	$ 48.88	$ 52.27	$ 57.47	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.40	.61	.78	.99	.01
Net realized and unrealized gain (loss)	(4.08)	(4.74)	(3.65)	(5.85)	2.79
Total from investment operations	(3.68)	(4.13)	(2.87)	(4.86)	2.80
Distributions from net investment income	(.43)	(.63)	(.53)	(.15)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.68)	(4.08)	(.53)	(.35)	(.80)
Redemption fees added to paid in capital E	.01	.01	.01	.01	- K
Net asset value, end of period	$ 30.33	$ 40.68	$ 48.88	$ 52.27	$ 57.47
Total ReturnB, C, D	(9.30)%	(9.17)%	(5.49)%	(8.50)%	5.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.65%	1.63%	1.61%	1.61%	1.63%A
Expenses net of fee waivers, if any	1.65%	1.63%	1.61%	1.61%	1.63%A
Expenses net of all reductions	1.65%	1.61%	1.61%	1.61%	1.60%A
Net investment income (loss)	1.25%	1.40%	1.54%	1.78%	.13%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,761	$ 12,705	$ 19,334	$ 26,020	$ 36,820
Portfolio turnover rateG	30%	23%	23%	11%	56% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.63	$ 48.72	$ 52.06	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.25	.40	.53	.72	(.02)
Net realized and unrealized gain (loss)	(4.08)	(4.74)	(3.63)	(5.84)	2.79
Total from investment operations	(3.83)	(4.34)	(3.10)	(5.12)	2.77
Distributions from net investment income	(.10)	(.31)	(.25)	(.07)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.35)	(3.76)	(.25)	(.27)	(.80)
Redemption fees added to paid in capital E	.01	.01	.01	.01	- K
Net asset value, end of period	$ 30.46	$ 40.63	$ 48.72	$ 52.06	$ 57.44
Total ReturnB, C, D	(9.73)%	(9.60)%	(5.95)%	(8.94)%	5.06%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14%	2.12%	2.10%	2.10%	2.12%A
Expenses net of fee waivers, if any	2.14%	2.12%	2.10%	2.10%	2.12%A
Expenses net of all reductions	2.13%	2.10%	2.10%	2.10%	2.10%A
Net investment income (loss)	.76%	.91%	1.05%	1.29%	(.36)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,211	$ 4,764	$ 9,492	$ 14,114	$ 20,392
Portfolio turnover rateG	30%	23%	23%	11%	56% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class C

Years ended October 31,	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.59	$ 48.73	$ 52.05	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.25	.40	.54	.73	(.02)
Net realized and unrealized gain (loss)	(4.07)	(4.74)	(3.64)	(5.84)	2.79
Total from investment operations	(3.82)	(4.34)	(3.10)	(5.11)	2.77
Distributions from net investment income	(.16)	(.36)	(.23)	(.09)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.41)	(3.81)	(.23)	(.29)	(.80)
Redemption fees added to paid in capital E	.01	.01	.01	.01	- K
Net asset value, end of period	$ 30.37	$ 40.59	$ 48.73	$ 52.05	$ 57.44
Total ReturnB, C, D	(9.74)%	(9.62)%	(5.94)%	(8.93)%	5.06%
Ratios to Average Net Assets F, I
Expenses before reductions	2.13%	2.12%	2.10%	2.08%	2.09%A
Expenses net of fee waivers, if any	2.13%	2.12%	2.10%	2.08%	2.09%A
Expenses net of all reductions	2.13%	2.10%	2.10%	2.08%	2.07%A
Net investment income (loss)	.77%	.91%	1.06%	1.31%	(.34)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,349	$ 15,185	$ 27,405	$ 35,203	$ 48,329
Portfolio turnover rateG	30%	23%	23%	11%	56% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Latin America

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 40.80	$ 49.09	$ 52.48	$ 57.50	$ 47.29
Income from Investment Operations
Net investment income (loss) B	.59	.87	1.09	1.34	1.07
Net realized and unrealized gain (loss)	(4.10)	(4.74)	(3.67)	(5.88)	11.00
Total from investment operations	(3.51)	(3.87)	(2.58)	(4.54)	12.07
Distributions from net investment income	(.71)	(.98)	(.82)	(.29)	(1.49)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	(.39)
Total distributions	(6.96)	(4.43)	(.82)	(.49)	(1.88)
Redemption fees added to paid in capital B	.01	.01	.01	.01	.02
Net asset value, end of period	$ 30.34	$ 40.80	$ 49.09	$ 52.48	$ 57.50
Total ReturnA	(8.79)%	(8.63)%	(4.91)%	(7.96)%	25.91%
Ratios to Average Net Assets C, E
Expenses before reductions	1.08%	1.04%	1.02%	1.00%	1.03%
Expenses net of fee waivers, if any	1.08%	1.04%	1.02%	1.00%	1.03%
Expenses net of all reductions	1.07%	1.03%	1.02%	1.00%	1.01%
Net investment income (loss)	1.83%	1.99%	2.14%	2.39%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 933,298	$ 1,324,748	$ 2,274,601	$ 2,884,301	$ 4,283,462
Portfolio turnover rateD	30%	23%	23%	11%	56% F

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FThe portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Institutional Class

Years ended October 31,	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.79	$ 49.07	$ 52.51	$ 57.49	$ 55.47
Income from Investment Operations
Net investment income (loss) D	.60	.87	1.08	1.32	.03
Net realized and unrealized gain (loss)	(4.07)	(4.74)	(3.67)	(5.88)	2.79
Total from investment operations	(3.47)	(3.87)	(2.59)	(4.56)	2.82
Distributions from net investment income	(.73)	(.97)	(.86)	(.23)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.98)	(4.42)	(.86)	(.43)	(.80)
Redemption fees added to paid in capital D	.01	.01	.01	.01	- J
Net asset value, end of period	$ 30.35	$ 40.79	$ 49.07	$ 52.51	$ 57.49
Total ReturnB, C	(8.69)%	(8.63)%	(4.93)%	(7.98)%	5.15%
Ratios to Average Net Assets E, H
Expenses before reductions	1.04%	1.03%	1.04%	1.04%	1.08%A
Expenses net of fee waivers, if any	1.04%	1.03%	1.04%	1.04%	1.08%A
Expenses net of all reductions	1.04%	1.01%	1.04%	1.04%	1.06%A
Net investment income (loss)	1.86%	2.00%	2.12%	2.35%	.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,531	$ 5,131	$ 7,928	$ 9,603	$ 12,868
Portfolio turnover rateF	30%	23%	23%	11%	56% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

1. Organization.

Fidelity Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Latin America and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 297,013,645
Gross unrealized depreciation	(105,766,232)
Net unrealized appreciation (depreciation) on securities	$ 191,247,413

Tax Cost	$ 832,124,790

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 11,771,951
Undistributed long-term capital gain	$ 65,410,687
Net unrealized appreciation (depreciation) on securities and other investments	$ 191,243,728

The tax character of distributions paid was as follows:

	October 31, 2014	October 31, 2013
Ordinary Income	$ 23,599,177	$ 45,716,095
Long-term Capital Gains	209,492,272	164,648,488
Total	$ 233,091,449	$ 210,364,583

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $341,420,588 and $614,779,349, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 99,925	$ 16,564
Class T	.25%	.25%	53,486	335
Class B	.75%	.25%	31,109	23,332
Class C	.75%	.25%	127,975	20,437
			$ 312,495	$ 60,668

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 26,269
Class T	2,866
Class B*	5,807
Class C*	1,474
$ 36,416

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 121,566.30
Class T	34,129.32
Class B	9,423.30
Class C	38,852.30
Latin America	2,667,507.25
Institutional Class	8,750.21
	$ 2,880,227

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9,913 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,355,471.30%		$ 915

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,921 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $174,919. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $6,039,286. The weighted average interest rate was .58%. The interest expense amounted to $680 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $20,041 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $5,915.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2014	2013
From net investment income
Class A	$ 667,095	$ 1,098,761
Class T	136,327	245,683
Class B	12,098	57,649
Class C	60,991	192,218
Latin America	22,631,305	43,971,155
Institutional Class	91,360	150,629
Total	$ 23,599,176	$ 45,716,095
From net realized gain
Class A	$ 7,249,224	$ 4,828,947
Class T	1,918,455	1,341,152
Class B	684,975	641,573
Class C	2,282,110	1,868,040
Latin America	196,577,505	155,430,816
Institutional Class	780,004	537,960
Total	$ 209,492,273	$ 164,648,488

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
Years ended October 31,	2014	2013	2014	2013
Class A
Shares sold	256,161	232,318	$ 8,113,294	$ 10,075,611
Reinvestment of distributions	229,379	119,230	7,071,806	5,315,278
Shares redeemed	(524,684)	(584,100)	(16,539,013)	(25,288,174)
Net increase (decrease)	(39,144)	(232,552)	$ (1,353,913)	$ (9,897,285)
Class T
Shares sold	47,965	46,221	$ 1,548,211	$ 2,015,673
Reinvestment of distributions	65,609	34,933	2,028,652	1,559,775
Shares redeemed	(104,082)	(164,385)	(3,252,264)	(7,142,972)
Net increase (decrease)	9,492	(83,231)	$ 324,599	$ (3,567,524)
Class B
Shares sold	1,044	1,849	$ 32,892	$ 84,642
Reinvestment of distributions	18,939	13,236	590,702	592,836
Shares redeemed	(64,672)	(92,657)	(2,061,800)	(4,084,874)
Net increase (decrease)	(44,689)	(77,572)	$ (1,438,206)	$ (3,407,396)
Class C
Shares sold	91,764	46,994	$ 2,901,440	$ 2,021,869
Reinvestment of distributions	69,412	42,623	2,158,720	1,907,392
Shares redeemed	(161,581)	(277,980)	(5,151,621)	(12,111,471)
Net increase (decrease)	(405)	(188,363)	$ (91,461)	$ (8,182,210)
Latin America
Shares sold	4,529,614	3,510,227	$ 143,961,705	$ 154,033,223
Reinvestment of distributions	6,820,938	4,304,957	209,950,213	191,785,822
Shares redeemed	(13,065,128)	(21,678,292)	(413,931,096)	(945,202,869)
Net increase (decrease)	(1,714,576)	(13,863,108)	$ (60,019,178)	$ (599,383,824)
Institutional Class
Shares sold	125,962	62,065	$ 4,086,454	$ 2,723,553
Reinvestment of distributions	21,472	11,511	660,492	512,716
Shares redeemed	(123,906)	(109,367)	(3,873,517)	(4,811,735)
Net increase (decrease)	23,528	(35,791)	$ 873,429	$ (1,575,466)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Fidelity Nordic Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Nordic Fund	4.88%	13.25%	10.09%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Nordic Fund on October 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the FTSE® Capped Nordic Index performed over the same period. Returns shown for the FTSE® Capped Nordic Index for periods prior to October 1, 2009 (its inception date) are returns of the uncapped FTSE Nordic Index.

Annual Report

Fidelity Nordic Fund

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October market decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. The MSCI EAFE Index, representing non-U.S. developed markets, returned -0.48% for the year, driven partly by late-period concern that the eurozone could slip into deflation. The MSCI Emerging Markets Index returned 0.98% for the year, held back for much of the period by concerns that a slowing Chinese economy may dampen earnings for companies that do business there.

Comments from Stefan Lindblad, who became Portfolio Manager of Fidelity® Nordic Fund on October 1, 2014: For the 12 months ending October 31, 2014, the fund gained 4.88% versus the 4.73% result of the FTSE® Capped Nordic Index. Stock selection drove relative results. In particular, stock picks in the capital goods group provided the fund with an edge. Denmark-based wind-power company Vestas Wind Systems, which was among the fund's largest holdings at period end, led the way. In the wake of its recent corporate restructuring, the new management team focused on cash flow, propelling the company to greater efficiency, productivity and profitability. The stock rose solidly during the period. The fund's holdings in the consumer services segment of consumer discretionary also helped. The return of our out-of-index position in Kambi Group was the primary contributor. This Malta-based sports-betting company was the result of a May spinoff from Swedish gambling operator Unibet Group, also a fund holding. We acquired Kambi at an attractive price point, and I continued to hold it at period end, believing in its longer-term growth potential. Stock selection in health care also helped relative performance. Out-of-index positions in Swedish company Vitrolife, which supplies products and systems in support of fertility treatments, and Denmark-based diagnostics company Ambu were especially beneficial. Both companies executed well, and their products have been gaining traction with consumers and taking market share. I continued to hold both names at period end, having conviction in their steady growth prospects. On the downside, the fund's continued underweighting of Denmark-based pharmaceutical giant Novo Nordisk, an index heavyweight, dragged on relative results this period. As mentioned in previous reports, Novo Nordisk represents a huge portion of the index, roughly 11% of the FTSE index at period end. Novo Nordisk was the fund's largest holding, on average, as well - about 6% of assets at period end. But while I think this large-cap stock is a solid company, I have chosen to allocate assets to other areas where I believe the fund can garner stronger growth over time. Given the size of the fund, I do not anticipate increasing our stake to match that of the index. Elsewhere, the fund's position in Swedish mobile search and directory-assistance provider Eniro detracted from performance. A management shake-up over the summer was followed by a September announcement regarding possible "accounting inaccuracies." Eniro fell 84% from early June to period end. Most of the fund's position was sold in July, and I liquidated the stock completely by period end. Lastly, I'll mention high-end audio/video equipment designer Bang & Olufsen, based in Denmark. The company is taking longer than I expected to implement its corporate restructuring, and the stock has suffered.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Nordic Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Actual	.99%	$ 1,000.00	$ 916.10	$ 4.78
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 5.04

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Nordic Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2014
Sweden	37.0%
Denmark	27.2%
Finland	18.6%
Norway	6.1%
Malta	4.9%
United Kingdom	3.6%
Bermuda	1.5%
United States of America*	1.1%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2014
Sweden	37.9%
Denmark	35.5%
Finland	15.4%
United Kingdom	3.0%
Malta	2.5%
Bermuda	2.4%
Norway	2.2%
United States of America*	0.7%
Marshall Islands	0.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.9	99.3
Short-Term Investments and Net Other Assets (Liabilities)	1.1	0.7
Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	6.4	7.5
Svenska Handelsbanken AB (A Shares) (Sweden, Banks)	5.5	4.1
Nordea Bank AB (Sweden, Banks)	5.3	4.8
Sampo Oyj (A Shares) (Finland, Insurance)	5.2	0.0
Kesko Oyj (Finland, Food & Staples Retailing)	5.1	2.6
Carlsberg A/S Series B (Denmark, Beverages)	4.7	0.0
Statoil ASA (Norway, Oil, Gas & Consumable Fuels)	4.4	2.2
Nokia Corp. (Finland, Communications Equipment)	4.3	2.3
Vestas Wind Systems A/S (Denmark, Electrical Equipment)	4.2	8.2
Getinge AB (B Shares) (Sweden, Health Care Equipment & Supplies)	3.6	0.0
	48.7
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	22.6	28.2
Health Care	22.3	16.8
Financials	21.6	17.9
Consumer Staples	11.5	8.8
Consumer Discretionary	10.7	13.7
Information Technology	5.8	5.2
Energy	4.4	2.6
Materials	0.0	6.1

Annual Report

Fidelity Nordic Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Bermuda - 1.5%
Vostok Nafta Investment Ltd. SDR (a)	1,149,400	$ 7,362,610
Denmark - 27.2%
Ambu A/S Series B (d)	144,900	10,246,317
Bang & Olufsen A/S Series B (a)(d)	1,140,000	8,829,026
Carlsberg A/S Series B	259,800	22,876,572
ISS Holdings A/S (a)	417,300	11,634,798
Novo Nordisk A/S Series B	693,705	31,357,355
Solar Holding A/S	97,802	4,528,252
Topdanmark A/S (a)	431,700	13,737,065
Vestas Wind Systems A/S (a)	603,900	20,213,035
William Demant Holding A/S (a)	123,700	9,374,084
TOTAL DENMARK		132,796,504
Finland - 18.6%
Kesko Oyj	650,100	24,619,412
Nokia Corp.	2,511,000	20,981,658
Sampo Oyj (A Shares)	528,700	25,289,167
Vaisala Oyj	256,300	7,226,603
Valmet Corp.	1,173,785	12,399,929
TOTAL FINLAND		90,516,769
Malta - 4.9%
Kambi Group PLC (a)(d)(e)	1,505,044	14,369,373
Unibet Group PLC unit	162,461	9,361,559
TOTAL MALTA		23,730,932
Norway - 6.1%
Statoil ASA	941,500	21,546,635
Zalaris ASA (A Shares) (e)	1,823,800	8,355,202
TOTAL NORWAY		29,901,837
Sweden - 37.0%
AF AB (B Shares)	227,300	3,439,905
CDON Group AB (a)(d)	950,958	2,575,674
DIBS Payment Services AB	1	11
East Capital Explorer AB (a)(d)	1,005,000	6,628,183
Elekta AB (B Shares) (d)	1,189,800	12,181,345
Getinge AB (B Shares)	763,200	17,725,642
H&M Hennes & Mauritz AB (B Shares)	430,857	17,137,071
Intrum Justitia AB	506,287	15,042,946

	Shares	Value
Meda AB (A Shares) (d)	1,219,000	$ 16,013,082
Nordea Bank AB	2,016,995	25,867,490
Scandi Standard	1,114,242	8,148,408
SKF AB (B Shares)	482,500	9,657,645
Svenska Handelsbanken AB (A Shares)	558,600	26,635,843
Systemair AB	559,000	7,399,938
Vitrolife AB	597,900	12,125,366
TOTAL SWEDEN		180,578,549
United Kingdom - 3.6%
G4S PLC (United Kingdom)	4,237,700	17,320,469
TOTAL COMMON STOCKS (Cost $477,698,842)		482,207,670
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 0.11% (b)	6,392,349	6,392,349
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	22,638,295	22,638,295
TOTAL MONEY MARKET FUNDS (Cost $29,030,644)		29,030,644
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $506,729,486)		511,238,314
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(23,656,666)
NET ASSETS - 100%		$ 487,581,648
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,694
Fidelity Securities Lending Cash Central Fund	851,664
Total	$ 887,358
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DIBS Payment Services AB	$ 6,652,726	$ -	$ 7,533,692	$ 247,726	$ -
Kambi Group PLC	-	7,532,593	377,553	-	14,369,373
Zalaris ASA (A Shares)	-	7,020,364	-	-	8,355,202
Total	$ 6,652,726	$ 14,552,957	$ 7,911,245	$ 247,726	$ 22,724,575
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 52,272,703	$ 52,272,703	$ -	$ -
Consumer Staples	55,644,392	55,644,392	-	-
Energy	21,546,635	-	21,546,635	-
Financials	105,520,358	105,520,358	-	-
Health Care	109,023,191	77,665,836	31,357,355	-
Industrials	109,992,119	109,992,119	-	-
Information Technology	28,208,272	7,226,614	20,981,658	-
Money Market Funds	29,030,644	29,030,644	-	-
Total Investments in Securities:	$ 511,238,314	$ 437,352,666	$ 73,885,648	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Nordic Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $21,447,198) - See accompanying schedule: Unaffiliated issuers (cost $462,529,610)	$ 459,483,095
Fidelity Central Funds (cost $29,030,644)	29,030,644
Other affiliated issuers (cost $15,169,232)	22,724,575
Total Investments (cost $506,729,486)		$ 511,238,314
Receivable for fund shares sold		171,837
Dividends receivable		11,936
Distributions receivable from Fidelity Central Funds		17,509
Prepaid expenses		2,159
Other receivables		7,471
Total assets		511,449,226

Liabilities
Payable for fund shares redeemed	$ 754,255
Accrued management fee	284,669
Other affiliated payables	112,566
Other payables and accrued expenses	77,793
Collateral on securities loaned, at value	22,638,295
Total liabilities		23,867,578

Net Assets		$ 487,581,648
Net Assets consist of:
Paid in capital		$ 510,253,725
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(27,179,817)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,507,740
Net Assets, for 11,244,026 shares outstanding		$ 487,581,648
Net Asset Value, offering price and redemption price per share ($487,581,648 ÷ 11,244,026 shares)		$ 43.36

Statement of Operations

	Year ended October 31, 2014

Investment Income
Dividends (including $247,726 earned from other affiliated issuers)		$ 15,421,440
Income from Fidelity Central Funds (including $851,664 from security lending)		887,358
Income before foreign taxes withheld		16,308,798
Less foreign taxes withheld		(2,156,795)
Total income		14,152,003

Expenses
Management fee	$ 3,887,476
Transfer agent fees	1,098,468
Accounting and security lending fees	285,555
Custodian fees and expenses	95,448
Independent trustees' compensation	2,258
Registration fees	49,812
Audit	68,434
Legal	1,648
Interest	218
Miscellaneous	3,024
Total expenses before reductions	5,492,341
Expense reductions	(26,644)	5,465,697
Net investment income (loss)		8,686,306
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	97,264,738
Other affiliated issuers	722,864
Foreign currency transactions	(238,183)
Total net realized gain (loss)		97,749,419
Change in net unrealized appreciation (depreciation) on: Investment securities	(88,827,363)
Assets and liabilities in foreign currencies	1,988
Total change in net unrealized appreciation (depreciation)		(88,825,375)
Net gain (loss)		8,924,044
Net increase (decrease) in net assets resulting from operations		$ 17,610,350

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Nordic Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,686,306	$ 8,402,112
Net realized gain (loss)	97,749,419	30,455,937
Change in net unrealized appreciation (depreciation)	(88,825,375)	89,425,745
Net increase (decrease) in net assets resulting from operations	17,610,350	128,283,794
Distributions to shareholders from net investment income	(8,604,710)	(5,930,609)
Distributions to shareholders from net realized gain	(18,652,188)	-
Total distributions	(27,256,898)	(5,930,609)
Share transactions Proceeds from sales of shares	233,249,793	102,329,656
Reinvestment of distributions	26,169,902	5,720,237
Cost of shares redeemed	(201,622,510)	(88,249,829)
Net increase (decrease) in net assets resulting from share transactions	57,797,185	19,800,064
Redemption fees	284,341	42,742
Total increase (decrease) in net assets	48,434,978	142,195,991

Net Assets
Beginning of period	439,146,670	296,950,679
End of period (including undistributed net investment income of $0 and $8,385,928, respectively)	$ 487,581,648	$ 439,146,670
Other Information Shares
Sold	5,097,695	2,653,497
Issued in reinvestment of distributions	618,820	185,181
Redeemed	(4,474,614)	(2,539,813)
Net increase (decrease)	1,241,901	298,865

Financial Highlights

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 43.91	$ 30.60	$ 29.60	$ 32.27	$ 26.33
Income from Investment Operations
Net investment income (loss) B	.71	.90	.70E	.47	.33
Net realized and unrealized gain (loss)	1.35	13.04	.91	(2.86)	5.94
Total from investment operations	2.06	13.94	1.61	(2.39)	6.27
Distributions from net investment income	(.83)	(.63)	(.61)	(.29)	(.34)
Distributions from net realized gain	(1.80)	-	-	-	-
Total distributions	(2.63)	(.63)	(.61)	(.29)	(.34)
Redemption fees added to paid in capital B	.02	- G	- G	.01	.01
Net asset value, end of period	$ 43.36	$ 43.91	$ 30.60	$ 29.60	$ 32.27
Total ReturnA	4.88%	46.42%	5.69%	(7.49)%	24.05%
Ratios to Average Net AssetsC, F
Expenses before reductions	.99%	1.04%	1.08%	1.05%	1.12%
Expenses net of fee waivers, if any	.99%	1.04%	1.08%	1.05%	1.12%
Expenses net of all reductions	.98%	1.02%	1.04%	.99%	1.10%
Net investment income (loss)	1.56%	2.50%	2.40% E	1.40%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 487,582	$ 439,147	$ 296,951	$ 360,900	$ 457,775
Portfolio turnover rateD	103%	61%	193%	265%	80%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EInvestment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.83%. FExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

1. Organization.

Fidelity Nordic Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 50,364,813
Gross unrealized depreciation	(48,949,220)
Net unrealized appreciation (depreciation) on securities	$ 1,415,593

Tax Cost	$ 509,822,721

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (24,086,581)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,414,505

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (24,086,581)

The tax character of distributions paid was as follows:

	October 31, 2014	October 31, 2013
Ordinary Income	$ 27,256,898	$ 5,930,609

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $586,329,920 and $537,811,962, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .20% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $238 for the period.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,163,000.32%		$ 218

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $873 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $140,536. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $1,269 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $21,471 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $176.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $4,997.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Fidelity Pacific Basin Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Pacific Basin Fund	5.68%	13.41%	10.34%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Pacific Basin Fund on October 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the MSCI AC (All Country) Pacific Index performed over the same period.

Annual Report

Fidelity Pacific Basin Fund

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October market decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. The MSCI EAFE Index, representing non-U.S. developed markets, returned -0.48% for the year, driven partly by late-period concern that the eurozone could slip into deflation. The MSCI Emerging Markets Index returned 0.98% for the year, held back for much of the period by concerns that a slowing Chinese economy may dampen earnings for companies that do business there.

Comments from John Dance, Portfolio Manager of Fidelity® Pacific Basin Fund: For the year, the fund returned 5.68%, handily outpacing the 1.11% gain of the MSCI AC (All Country) Pacific Index. Versus the index, eight of 10 market sectors lifted performance, led by industrials, materials and health care. Only financials and telecommunication services detracted from relative performance. Among countries, out-of-benchmark exposure to India as well as stock picking in index components China and Australia were noteworthy positives, partially offset by unrewarding non-benchmark exposure to Italy and the United States. At the stock level, Hong Kong-based PAX Global Technology was the fund's top relative contributor. A maker of point-of-sale electronic payment devices, the company began the period with a reasonable stock valuation. Our position here, which I began buying in April 2014, more than doubled in value, as PAX took market share in China and other emerging markets. Other contributors included South Korea's KEPCO Plant Service and Engineering, Japan's Harmonic Drive Systems and Britannia Industries, an India-based maker of bakery and dairy products. Conversely, a sizable overweighting in Japanese consumer finance firm ORIX worked against our relative performance. Against the backdrop of a hike in Japan's sales tax at the beginning of April from 5% to 8% and the subsequent significant slowdown in Japan's economy, stocks in the financials sector - particularly those of consumer finance firms - struggled during the period. Another noteworthy detractor was Hong Kong-listed Prada. Although this retailer of luxury leather goods and apparel is headquartered in Italy, a significant portion of its sales comes from Asia, where it has a subsidiary. Most stocks I've mentioned in the report were non-index holdings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Pacific Basin Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Actual	1.16%	$ 1,000.00	$ 1,053.20	$ 6.00
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Pacific Basin Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2014
Japan	33.6%
Australia	15.6%
Cayman Islands	8.6%
Korea (South)	7.0%
Hong Kong	6.0%
India	5.4%
Taiwan	5.1%
Bermuda	3.6%
Singapore	2.7%
Other*	12.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2014
Japan	33.3%
Australia	14.5%
Cayman Islands	8.6%
Korea (South)	7.6%
Singapore	5.1%
Taiwan	5.0%
Hong Kong	4.6%
Bermuda	4.3%
India	3.9%
Other*	13.1%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	98.0
Short-Term Investments and Net Other Assets (Liabilities)	1.3	2.0
Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	2.6	2.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.5	2.3
Commonwealth Bank of Australia (Australia, Banks)	2.4	2.5
SoftBank Corp. (Japan, Wireless Telecommunication Services)	1.9	2.6
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.8	1.9
Australia & New Zealand Banking Group Ltd. (Australia, Banks)	1.7	1.9
AIA Group Ltd. (Hong Kong, Insurance)	1.7	1.5
Astellas Pharma, Inc. (Japan, Pharmaceuticals)	1.7	1.2
CSL Ltd. (Australia, Biotechnology)	1.6	1.3
Woolworths Ltd. (Australia, Food & Staples Retailing)	1.6	1.7
	19.5
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.6	22.6
Information Technology	14.4	12.6
Consumer Discretionary	14.0	16.7
Industrials	11.6	13.3
Consumer Staples	10.6	10.4
Health Care	10.6	9.3
Materials	5.5	4.5
Telecommunication Services	4.1	4.2
Energy	2.4	2.2
Utilities	1.9	2.2

Annual Report

Fidelity Pacific Basin Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 15.6%
Amcor Ltd.	940,139	$ 9,765,078
Ansell Ltd.	335,997	5,893,602
ARB Corp. Ltd. (d)	289,695	3,360,482
Australia & New Zealand Banking Group Ltd.	409,926	12,129,948
Commonwealth Bank of Australia	238,278	16,943,829
CSL Ltd.	154,889	10,935,617
DuluxGroup Ltd.	1,359,961	6,427,007
Invocare Ltd.	319,066	3,404,494
Magellan Financial Group Ltd. (d)	251,802	2,989,160
Slater & Gordon Ltd.	957,128	5,171,334
Sydney Airport unit	1,171,376	4,553,999
Transurban Group unit	1,075,625	7,703,526
Woodside Petroleum Ltd.	239,648	8,512,388
Woolworths Ltd.	341,094	10,824,821
TOTAL AUSTRALIA		108,615,285
Bermuda - 3.6%
Brilliance China Automotive Holdings Ltd.	2,230,000	3,856,262
Cheung Kong Infrastructure Holdings Ltd.	1,123,000	8,202,756
China Animal Healthcare Ltd.	1,495,000	1,234,130
Hongkong Land Holdings Ltd.	790,000	5,509,397
PAX Global Technology Ltd. (a)	5,810,000	6,240,242
TOTAL BERMUDA		25,042,787
Cayman Islands - 8.6%
21Vianet Group, Inc. ADR (a)(d)	137,800	2,882,776
Airtac International Group	398,590	2,909,785
Alibaba Group Holding Ltd. sponsored ADR	45,100	4,446,860
AMVIG Holdings Ltd.	9,408,000	4,405,171
China High Precision Automation Group Ltd. (a)	1,875,000	72,532
China Metal Recycling (Holdings) Ltd. (a)	2,572,200	3
ENN Energy Holdings Ltd.	746,000	4,840,348
Greatview Aseptic Pack Co. Ltd.	5,678,000	3,737,963
International Housewares Retail Co. Ltd.	10,816,000	2,971,081
Sands China Ltd.	911,600	5,685,750
Sino Biopharmaceutical Ltd.	3,744,000	3,769,415
Tencent Holdings Ltd.	774,900	12,454,404
Want Want China Holdings Ltd.	4,227,000	5,772,263
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	166,700	6,284,590
TOTAL CAYMAN ISLANDS		60,232,941
China - 2.3%
Industrial & Commercial Bank of China Ltd. (H Shares)	14,414,000	9,570,319
Tsingtao Brewery Co. Ltd. (H Shares)	778,000	5,751,120
Weifu High-Technology Co. Ltd. (B Shares)	168,200	637,828
TOTAL CHINA		15,959,267

	Shares	Value
Hong Kong - 6.0%
AIA Group Ltd.	2,148,000	$ 11,986,752
Galaxy Entertainment Group Ltd.	703,000	4,807,043
Goldpac Group Ltd.	2,575,000	2,498,821
Hong Kong Exchanges and Clearing Ltd.	274,600	6,086,381
Lenovo Group Ltd.	4,242,000	6,252,729
Magnificent Estates Ltd. (a)	83,418,000	3,979,210
Techtronic Industries Co. Ltd.	2,025,000	6,339,470
TOTAL HONG KONG		41,950,406
India - 5.4%
Asian Paints India Ltd.	433,057	4,626,632
Bharti Infratel Ltd.	1,390,640	6,664,557
Britannia Industries Ltd. (a)	151,703	3,779,963
Housing Development Finance Corp. Ltd.	229,506	4,133,228
Lupin Ltd.	197,296	4,568,071
Page Industries Ltd.	21,168	3,114,105
Petronet LNG Ltd. (a)	1,733,739	5,628,889
Sun Pharmaceutical Industries Ltd.	387,055	5,326,589
TOTAL INDIA		37,842,034
Indonesia - 2.2%
PT Bank Central Asia Tbk	9,814,800	10,595,478
PT Gudang Garam Tbk	955,200	4,571,073
TOTAL INDONESIA		15,166,551
Israel - 0.7%
Sarine Technologies Ltd.	2,050,000	4,754,147
Italy - 0.5%
Prada SpA (d)	627,600	3,871,702
Japan - 33.6%
ACOM Co. Ltd. (a)(d)	813,800	2,712,597
Asahi Group Holdings	217,200	6,737,296
Astellas Pharma, Inc.	760,500	11,803,338
Broadleaf Co. Ltd.	157,200	2,484,570
Calbee, Inc.	164,700	5,768,511
Century Tokyo Leasing Corp.	116,600	3,053,399
Chiyoda Corp.	418,000	4,306,166
Create SD Holdings Co. Ltd.	70,600	2,544,198
Daito Trust Construction Co. Ltd.	43,900	5,469,975
East Japan Railway Co.	93,800	7,326,084
Fuji Heavy Industries Ltd.	205,300	6,833,030
Hamakyorex Co. Ltd.	81,100	2,604,431
Harmonic Drive Systems, Inc. (d)	436,800	5,639,043
Hitachi Capital Corp.	134,900	3,334,405
Hoya Corp.	209,400	7,410,005
Japan Exchange Group, Inc.	111,000	2,753,475
Japan Tobacco, Inc.	290,600	9,914,997
Kansai Paint Co. Ltd.	175,000	2,675,145
KDDI Corp.	130,700	8,582,998
Keyence Corp.	18,600	9,013,238
Miraca Holdings, Inc.	177,200	7,438,759
Misumi Group, Inc.	126,500	3,991,566
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Pencil Co. Ltd.	102,800	$ 3,314,430
Mitsui Fudosan Co. Ltd.	223,000	7,173,116
Nakanishi, Inc.	123,200	4,213,420
Nihon M&A Center, Inc.	154,800	4,448,840
Nihon Parkerizing Co. Ltd.	120,200	2,869,142
Nippon Seiki Co. Ltd.	214,000	4,558,867
Nitori Holdings Co. Ltd.	162,000	10,266,842
Obara Group, Inc.	68,700	2,502,573
ORIX Corp.	636,800	8,838,939
Pigeon Corp.	82,700	5,155,301
Rakuten, Inc.	534,600	6,028,403
Seven Bank Ltd.	2,058,500	8,597,122
Ship Healthcare Holdings, Inc.	116,600	2,729,161
SK Kaken Co. Ltd.	51,000	3,903,160
SoftBank Corp.	181,300	13,198,534
Sony Financial Holdings, Inc.	253,700	4,050,246
Sumitomo Mitsui Financial Group, Inc.	223,600	9,119,059
Sundrug Co. Ltd.	94,100	4,545,743
Toshiba Plant Systems & Services Corp.	244,000	4,084,143
VT Holdings Co. Ltd.	572,200	2,259,751
TOTAL JAPAN		234,254,018
Korea (South) - 7.0%
Hyundai Motor Co.	36,130	5,716,533
KEPCO Plant Service & Engineering Co. Ltd.	84,765	6,918,819
LG Household & Health Care Ltd.	7,934	4,600,405
Medy-Tox, Inc.	16,881	3,921,557
NAVER Corp.	9,923	6,963,541
Samsung Electronics Co. Ltd.	15,846	18,346,610
Samsung SDI Co. Ltd.	21,447	2,515,086
TOTAL KOREA (SOUTH)		48,982,551
Malaysia - 2.0%
Bursa Malaysia Bhd	1,145,100	2,817,045
JobStreet Corp. Bhd	9,065,000	7,188,208
Tune Insurance Holdings Bhd	5,540,300	3,655,073
TOTAL MALAYSIA		13,660,326
New Zealand - 0.6%
EBOS Group Ltd.	566,591	4,226,664
Singapore - 2.7%
Ezion Holdings Ltd.	2,670,000	3,144,170
Global Logistic Properties Ltd.	2,154,000	4,615,947
Parkway Life REIT	2,233,000	4,212,335
United Overseas Bank Ltd.	385,000	6,897,539
TOTAL SINGAPORE		18,869,991
Taiwan - 5.1%
CTCI Corp.	1,631,000	2,662,305

	Shares	Value
eMemory Technology, Inc.	125,000	$ 1,349,339
King Slide Works Co. Ltd.	402,000	5,270,025
Lung Yen Life Service Co. Ltd.	1,305,000	3,837,752
Merida Industry Co. Ltd.	796,750	5,495,076
Taiwan Semiconductor Manufacturing Co. Ltd.	4,007,000	17,342,750
TOTAL TAIWAN		35,957,247
Thailand - 0.6%
Thai Beverage PCL	7,157,000	4,261,777
United Kingdom - 1.1%
Kweichow Moutai Co. Ltd. (A Shares) ELS (UBS Warrant Programme) warrants 7/9/15 (a) (f)	152,127	3,953,924
Standard Chartered PLC (Hong Kong)	231,500	3,583,019
TOTAL UNITED KINGDOM		7,536,943
United States of America - 1.1%
GI Dynamics, Inc. CDI (a)(d)(e)	5,561,289	1,385,909
Yum! Brands, Inc.	83,600	6,004,988
TOTAL UNITED STATES OF AMERICA		7,390,897
TOTAL COMMON STOCKS (Cost $580,671,427)		688,575,534
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.11% (b)	10,524,621	10,524,621
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	11,543,184	11,543,184
TOTAL MONEY MARKET FUNDS (Cost $22,067,805)		22,067,805
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $602,739,232)	710,643,339
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(13,441,790)
NET ASSETS - 100%	$ 697,201,549
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,953,924 or 0.6% of net assets

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,780
Fidelity Securities Lending Cash Central Fund	513,425
Total	$ 523,205
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
GI Dynamics, Inc. CDI	$ 3,174,410	$ 653,831	$ -	$ -	$ 1,385,909
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 98,200,003	$ 11,721,521	$ 86,478,482	$ -
Consumer Staples	74,227,468	4,600,405	69,627,063	-
Energy	17,285,447	-	17,285,447	-
Financials	164,781,707	-	164,781,707	-
Health Care	73,730,822	14,432,811	59,298,011	-
Industrials	80,178,090	6,918,819	73,259,271	-
Information Technology	100,273,503	35,154,873	65,046,098	72,532
Materials	38,409,301	-	38,409,298	3
Telecommunication Services	28,446,089	-	28,446,089	-
Utilities	13,043,104	-	13,043,104	-
Money Market Funds	22,067,805	22,067,805	-	-
Total Investments in Securities:	$ 710,643,339	$ 94,896,234	$ 615,674,570	$ 72,535

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 268,491,819
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pacific Basin Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $11,174,349) - See accompanying schedule: Unaffiliated issuers (cost $576,847,723)	$ 687,189,625
Fidelity Central Funds (cost $22,067,805)	22,067,805
Other affiliated issuers (cost $3,823,704)	1,385,909
Total Investments (cost $602,739,232)		$ 710,643,339
Receivable for investments sold		3,048,324
Receivable for fund shares sold		433,125
Dividends receivable		1,282,436
Distributions receivable from Fidelity Central Funds		34,655
Prepaid expenses		2,041
Other receivables		34,905
Total assets		715,478,825

Liabilities
Payable for investments purchased	$ 3,933,986
Payable for fund shares redeemed	1,435,107
Accrued management fee	503,681
Other affiliated payables	139,569
Other payables and accrued expenses	721,749
Collateral on securities loaned, at value	11,543,184
Total liabilities		18,277,276

Net Assets		$ 697,201,549
Net Assets consist of:
Paid in capital		$ 557,360,783
Undistributed net investment income		3,615,295
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		28,923,109
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		107,302,362
Net Assets, for 24,108,762 shares outstanding		$ 697,201,549
Net Asset Value, offering price and redemption price per share ($697,201,549 ÷ 24,108,762 shares)		$ 28.92

Statement of Operations

	Year ended October 31, 2014

Investment Income
Dividends		$ 16,470,763
Interest		35
Income from Fidelity Central Funds		523,205
Income before foreign taxes withheld		16,994,003
Less foreign taxes withheld		(1,006,686)
Total income		15,987,317

Expenses
Management fee Basic fee	$ 4,953,400
Performance adjustment	1,359,744
Transfer agent fees	1,332,044
Accounting and security lending fees	347,855
Custodian fees and expenses	200,501
Independent trustees' compensation	2,978
Registration fees	31,774
Audit	83,969
Legal	2,983
Miscellaneous	7,147
Total expenses before reductions	8,322,395
Expense reductions	(10,600)	8,311,795
Net investment income (loss)		7,675,522
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $29,406)	50,840,315
Foreign currency transactions	(105,783)
Total net realized gain (loss)		50,734,532
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $500,478)	(20,727,374)
Assets and liabilities in foreign currencies	8,877
Total change in net unrealized appreciation (depreciation)		(20,718,497)
Net gain (loss)		30,016,035
Net increase (decrease) in net assets resulting from operations		$ 37,691,557

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pacific Basin Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,675,522	$ 2,790,864
Net realized gain (loss)	50,734,532	116,270,498
Change in net unrealized appreciation (depreciation)	(20,718,497)	53,144,921
Net increase (decrease) in net assets resulting from operations	37,691,557	172,206,283
Distributions to shareholders from net investment income	(4,153,037)	(6,773,254)
Distributions to shareholders from net realized gain	(90,299,349)	(10,772,479)
Total distributions	(94,452,386)	(17,545,733)
Share transactions Proceeds from sales of shares	106,431,054	137,800,185
Reinvestment of distributions	90,804,572	16,854,631
Cost of shares redeemed	(163,049,316)	(170,997,087)
Net increase (decrease) in net assets resulting from share transactions	34,186,310	(16,342,271)
Redemption fees	100,999	103,129
Total increase (decrease) in net assets	(22,473,520)	138,421,408

Net Assets
Beginning of period	719,675,069	581,253,661
End of period (including undistributed net investment income of $3,615,295 and undistributed net investment income of $2,466,476, respectively)	$ 697,201,549	$ 719,675,069
Other Information Shares
Sold	3,756,614	4,984,798
Issued in reinvestment of distributions	3,309,282	691,047
Redeemed	(5,824,547)	(6,195,426)
Net increase (decrease)	1,241,349	(519,581)

Financial Highlights

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 31.47	$ 24.85	$ 22.96	$ 25.11	$ 19.88
Income from Investment Operations
Net investment income (loss) B	.31	.12	.30	.21	.21
Net realized and unrealized gain (loss)	1.25	7.26	1.79	(1.51)	5.86
Total from investment operations	1.56	7.38	2.09	(1.30)	6.07
Distributions from net investment income	(.18)	(.29)	(.12)	(.20)	(.15)
Distributions from net realized gain	(3.93)	(.47)	(.08)	(.66)	(.70)
Total distributions	(4.11)	(.76)	(.20)	(.86)	(.85)
Redemption fees added to paid in capital B	- F	- F	- F	.01	.01
Net asset value, end of period	$ 28.92	$ 31.47	$ 24.85	$ 22.96	$ 25.11
Total ReturnA	5.68%	30.58%	9.22%	(5.44)%	31.65%
Ratios to Average Net AssetsC, E
Expenses before reductions	1.18%	1.23%	1.28%	1.14%	1.07%
Expenses net of fee waivers, if any	1.18%	1.22%	1.28%	1.13%	1.07%
Expenses net of all reductions	1.18%	1.21%	1.26%	1.10%	1.03%
Net investment income (loss)	1.09%	.42%	1.29%	.81%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 697,202	$ 719,675	$ 581,254	$ 722,453	$ 836,913
Portfolio turnover rateD	30%	82%	26%	59%	66%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. FAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

1. Organization.

Fidelity Pacific Basin Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 134,249,100
Gross unrealized depreciation	(35,610,592)
Net unrealized appreciation (depreciation) on securities	$ 98,638,508

Tax Cost	$ 612,004,831

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 8,033,762
Undistributed long-term capital gain	$ 33,776,446
Net unrealized appreciation (depreciation) on securities and other investments	$ 98,635,727

The tax character of distributions paid was as follows:

	October 31, 2014	October 31, 2013
Ordinary Income	$ 25,206,814	$ 17,545,733
Long-term Capital Gains	69,245,572	-
Total	$ 94,452,386	$ 17,545,733

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $211,811,007 and $242,368,707, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country Pacific Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .89% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $151 for the period.

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,148 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,131,772. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $513,425, including $70,307 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $10,600.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and the Shareholders of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Pacific Basin Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Pacific Basin Fund (each a fund of Fidelity Investment Trust) at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 19, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 174 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statements of Additional Information (SAIs) include more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), Director of Fidelity SelectCo, LLC (2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as a Director and Chief Compliance Officer of Fidelity Management & Research (U.K.) Inc. (2013-present) and is an employee of Fidelity Investments.

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (2014-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Canada Fund	12/08/2014	12/05/14	$0.686	$7.220
Fidelity China Region Fund	12/08/2014	12/05/14	$0.327	$4.239
Fidelity Emerging Markets Fund	12/08/2014	12/05/14	$0.133	$0.025
Fidelity Europe Fund	12/08/2014	12/05/14	$0.866	$0.000
Fidelity Japan Fund	12/08/2014	12/05/14	$0.087	$0.000
Fidelity Japan Smaller Companies Fund	12/08/2014	12/05/14	$0.032	$0.190
Fidelity Latin America Fund	12/08/2014	12/05/14	$0.405	$2.05
Fidelity Nordic Fund	12/08/2014	12/05/14	$0.000	$0.000
Fidelity Pacific Basin Fund	12/08/2014	12/05/14	$0.181	$1.606
Fidelity Emerging Asia Fund	12/08/2014	12/05/14	$0.294	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2014, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Canada Fund	$271,396,715
Fidelity China Region Fund	$171,167,356
Fidelity Japan Smaller Companies Fund	$20,002,631
Fidelity Latin America Fund	$81,956,005
Fidelity Pacific Basin Fund	$33,784,291

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Fidelity Canada Fund
December 6, 2013	4%
Fidelity China Region Fund
December 6, 2013	1%
Fidelity Emerging Markets Fund
December 6, 2013	4%
December 26, 2013	4%
Fidelity Europe Fund
December 6, 2013	2%
Fidelity Emerging Asia Fund
December 6, 2013	1%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	December 6, 2013	December 26, 2013
Fidelity Canada Fund	100%	-
Fidelity China Region Fund	28%	-
Fidelity Emerging Markets Fund	89%	85%
Fidelity Europe Fund	100%	-
Fidelity Japan Fund	100%	-
Fidelity Japan Smaller Companies Fund	30%	-
Fidelity Latin America Fund	65%	76%
Fidelity Nordic Fund	20%	-
Fidelity Pacific Basin Fund	23%	88%
Fidelity Emerging Asia Fund	94%	-

Annual Report

Distributions (Unaudited) - continued

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

Fund	Pay Date	Income	Taxes
Fidelity Canada Fund	12/09/2013	$0.4104	$0.1714
Fidelity China Region Fund	12/09/2013	$0.6587	$0.0509
Fidelity Emerging Markets Fund	12/09/2013	$0.0398	$0.0358
Fidelity Emerging Markets Fund	12/27/2013	$0.0150	$0.0000
Fidelity Europe Fund	12/09/2013	$0.3776	$0.0432
Fidelity Japan Fund	12/09/2013	$0.0979	$0.0151
Fidelity Japan Smaller Companies Fund	12/09/2013	$0.0487	$0.0077
Fidelity Latin America Fund	12/09/2013	$0.7781	$0.1171
Fidelity Latin America Fund	12/27/2013	$0.0500	$0.0000
Fidelity Nordic Fund	12/09/2013	$0.8569	$0.0746
Fidelity Pacific Basin Fund	12/09/2013	$0.3444	$0.0335
Fidelity Pacific Basin Fund	12/27/2013	$0.0065	$0.0000
Fidelity Emerging Asia Fund	12/09/2013	$0.4565	$0.0695

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Targeted International Equity Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the funds at the new entities.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for Fidelity Canada Fund in January 2014, for Fidelity China Region Fund in October 2011, for Fidelity Emerging Markets Fund in October 2012, for Fidelity Europe Fund in April 2012 and December 2013, for Fidelity Japan Fund in March 2014, for Fidelity Japan Smaller Companies Fund in March 2014, and for Fidelity Pacific Basin Fund in October 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. For Fidelity Emerging Markets Fund, Fidelity Europe Fund, and Fidelity Japan Fund, returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. For Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund, a peer group comparison is not shown. For Fidelity Emerging Asia Fund, Fidelity Europe Fund, and Fidelity Pacific Basin Fund, returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Annual Report

Fidelity Canada Fund

Fidelity China Region Fund

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Emerging Asia Fund

Fidelity Emerging Markets Fund

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Fidelity Europe Fund

Fidelity Japan Fund

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Japan Smaller Companies Fund

Fidelity Latin America Fund

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Fidelity Nordic Fund

Fidelity Pacific Basin Fund

The Board has discussed with FMR each of Fidelity Canada Fund's and Fidelity Emerging Asia Fund's underperformance based on more recent periods ended after 2013 (which periods are not shown in the charts above) but prior to the date of the Board's approval of the renewal of the Advisory Contracts, and has engaged with FMR to consider what steps might be taken to remediate these funds' underperformance.

The Board also has discussed each of Fidelity Japan Fund's and Fidelity Latin America Fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate these funds' underperformance.

The Board also considered that each of Fidelity Canada Fund's, Fidelity Emerging Asia Fund's, Fidelity Europe Fund's, Fidelity Japan Fund's, and Fidelity Pacific Basin Fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for each fund's shareholders and helps to more closely align the interests of FMR and each fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." For Fidelity Japan Fund, the Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment (if applicable), relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked and the impact of a fund's performance adjustment (if applicable), is also included in the charts and considered by the Board.

Fidelity Canada Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Annual Report

Fidelity China Region Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Fidelity Emerging Asia Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

Furthermore, the Board considered that shareholders of Fidelity Emerging Asia Fund approved a change in the index used to calculate the fund's performance adjustment, beginning December 1, 2010. The Board also considered that, because the performance adjustment is based on a rolling 36-month measurement period, during a transition period the fund's performance is compared to a blended index return that reflects the performance of the former index for the portion of the measurement period prior to December 1, 2010 and the performance of the current index for the remainder of the measurement period. The Board noted that the fund's performance adjustments for 2010 through 2013 shown in the chart above reflect the effect of using the blended index return to calculate the fund's performance adjustment.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Emerging Markets Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Fidelity Europe Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

Annual Report

Fidelity Japan Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Fidelity Japan Smaller Companies Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Latin America Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Fidelity Nordic Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Annual Report

Fidelity Pacific Basin Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio (for Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Markets Fund, Fidelity Japan Fund, and Fidelity Latin America Fund). In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of Fidelity Canada Fund's and Fidelity Japan Fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

For each of Fidelity Canada Fund and Fidelity Japan Fund, the Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class of the funds ranked below its competitive median for 2013 and the total expense ratio of Class T ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the funds offer multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expense ratio of each class of Fidelity China Region Fund, Fidelity Emerging Markets Fund, and Fidelity Latin America Fund ranked below its competitive median for 2013.

Total Expense Ratio (for Fidelity Emerging Asia Fund, Fidelity Europe Fund, Fidelity Japan Smaller Companies Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund). In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of Fidelity Emerging Asia Fund's, Fidelity Europe Fund's, and Fidelity Pacific Basin Fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the total expense ratio of each of Fidelity Emerging Asia Fund, Fidelity Europe Fund, Fidelity Japan Smaller Companies Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each fund or each class of each fund, as applicable, was reasonable, although Class T of each of Fidelity Canada Fund and Fidelity Japan Fund was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Fidelity®

Emerging Markets
Fund -

Class K

Annual Report

October 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class K A	4.47%	5.57%	10.22%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008, are those of Fidelity® Emerging Markets Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Emerging Markets Fund - Class K on October 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the MSCI Emerging Markets Index performed over the same period. See footnote A above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October market decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. The MSCI EAFE Index, representing non-U.S. developed markets, returned -0.48% for the year, driven partly by late-period concern that the eurozone could slip into deflation. The MSCI Emerging Markets Index returned 0.98% for the year, held back for much of the period by concerns that a slowing Chinese economy may dampen earnings for companies that do business there.

Comments from Sammy Simnegar, Portfolio Manager of Fidelity® Emerging Markets Fund: For the year, the fund's Class K shares returned 4.47%, topping the 0.98% gain of the MSCI Emerging Markets Index. Versus the index, the fund's performance was lifted by its positioning in India, which accounted for eight of the fund's 20 largest relative contributors. A non-index position in Axis Bank was the fund's best relative contributor from India and fifth-largest overall. The top relative contributor was Bitauto Holdings, a Chinese automotive website and also a non-index name. Performance was further lifted by not owning several weak-performing index stocks in the energy and materials sectors, including those of two Brazil-based companies - energy producer Petroleo Brasileiro, better known as Petrobras, and industrial metals miner Vale - as well as Russian gas distributor Gazprom. Conversely, Banco Bradesco, a Brazil-based bank, was the fund's largest relative detractor. This stock performed poorly early in 2014, and I sold it - prematurely, as it turned out. Not owning two strong-performing index stocks, China Mobile and Hon Hai Precision Industry, a Taiwan-based manufacturer of electronic products, also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Emerging Markets Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Emerging Markets	1.06%
Actual		$ 1,000.00	$ 1,054.70	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Class K	.85%
Actual		$ 1,000.00	$ 1,055.90	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Emerging Markets Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2014
India	12.1%
Brazil	11.2%
South Africa	9.0%
United States of America*	6.5%
Cayman Islands	6.4%
Indonesia	6.3%
Mexico	6.0%
Korea (South)	5.8%
Taiwan	4.7%
Other	32.0%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2014
India	9.9%
Brazil	9.5%
Korea (South)	8.9%
Cayman Islands	8.7%
South Africa	7.6%
Indonesia	5.8%
Mexico	5.7%
Taiwan	5.4%
Philippines	4.2%
Other*	34.3%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.8	99.5
Short-Term Investments and Net Other Assets (Liabilities)	2.2	0.5
Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.9	4.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.0	3.0
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	2.4	2.1
Naspers Ltd. Class N (South Africa, Media)	1.7	1.4
Itau Unibanco Holding SA sponsored ADR (Brazil, Banks)	1.4	1.5
Banco Bradesco SA (PN) sponsored ADR (Brazil, Banks)	1.4	0.0
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	1.3	1.1
Ambev SA sponsored ADR (Brazil, Beverages)	1.2	1.3
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.1	1.0
NAVER Corp. (Korea (South), Internet Software & Services)	1.0	0.9
	18.4
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.4	20.9
Information Technology	19.2	18.1
Consumer Discretionary	18.9	21.1
Industrials	13.4	15.3
Consumer Staples	7.9	10.3
Health Care	5.2	6.1
Materials	4.9	3.5
Telecommunication Services	2.2	2.3
Energy	1.8	1.3
Utilities	0.9	0.6

Annual Report

Fidelity Emerging Markets Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value
Australia - 1.3%
Carsales.com Ltd. (d)	1,418,157	$ 13,382,255
SEEK Ltd.	822,131	12,064,678
Sydney Airport unit	3,046,743	11,844,927
TOTAL AUSTRALIA		37,291,860
Bailiwick of Jersey - 0.4%
WPP PLC	539,700	10,541,770
Bermuda - 2.2%
Brilliance China Automotive Holdings Ltd.	8,460,000	14,629,588
China Gas Holdings Ltd.	8,503,000	15,202,345
China Resources Gas Group Ltd.	4,632,000	13,240,503
Credicorp Ltd. (United States)	143,832	23,156,952
TOTAL BERMUDA		66,229,388
Brazil - 6.7%
BB Seguridade Participacoes SA	1,563,400	20,858,793
CCR SA	2,657,000	19,783,547
Cetip SA - Mercados Organizado	964,000	12,215,828
Cielo SA	1,467,160	24,092,474
Estacio Participacoes SA	1,644,100	19,042,605
Iguatemi Empresa de Shopping Centers SA	1,092,100	11,062,476
Kroton Educacional SA	3,199,000	22,799,282
Linx SA	457,500	9,504,863
Qualicorp SA (a)	1,483,000	15,081,965
Smiles SA	715,700	12,362,065
Ultrapar Participacoes SA	886,100	19,328,345
Weg SA	1,287,395	15,186,471
TOTAL BRAZIL		201,318,714
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (a)(e)	539,600	13,079,904
Cayman Islands - 6.4%
51job, Inc. sponsored ADR (a)(d)	44,596	1,369,097
Alibaba Group Holding Ltd. sponsored ADR	191,500	18,881,900
Autohome, Inc. ADR Class A	214,300	11,334,327
Baidu.com, Inc. sponsored ADR (a)	79,920	19,082,498
Bitauto Holdings Ltd. ADR (a)	143,935	12,050,238
Haitian International Holdings Ltd.	5,590,000	11,990,987
Melco Crown Entertainment Ltd. sponsored ADR	541,900	14,707,166
Sands China Ltd.	2,687,000	16,759,117
SouFun Holdings Ltd. ADR (d)	1,330,700	12,974,325
Tencent Holdings Ltd.	4,549,600	73,122,413
TOTAL CAYMAN ISLANDS		192,272,068

	Shares	Value
China - 1.2%
China Pacific Insurance Group Co. Ltd. (H Shares)	5,611,400	$ 20,998,755
PICC Property & Casualty Co. Ltd. (H Shares)	8,778,700	16,103,983
TOTAL CHINA		37,102,738
Colombia - 0.5%
Grupo de Inversiones Suramerica SA	777,755	16,171,256
Denmark - 0.4%
Novo Nordisk A/S Series B sponsored ADR	267,199	12,072,051
Egypt - 0.5%
Commercial International Bank SAE sponsored GDR	2,254,000	15,327,200
Finland - 0.4%
Kone Oyj (B Shares) (d)	292,740	12,582,857
France - 2.8%
Bureau Veritas SA	500,500	12,374,687
Ingenico SA	117,177	11,669,403
LVMH Moet Hennessy - Louis Vuitton SA	84,971	14,412,259
Pernod Ricard SA	92,600	10,540,067
Publicis Groupe SA (a)	172,700	11,961,478
Safran SA	184,700	11,688,569
Zodiac Aerospace	381,100	11,621,799
TOTAL FRANCE		84,268,262
Greece - 1.0%
Folli Follie SA	459,752	15,037,207
Greek Organization of Football Prognostics SA	1,161,550	14,075,617
TOTAL GREECE		29,112,824
Hong Kong - 1.0%
AIA Group Ltd.	2,267,000	12,650,823
Galaxy Entertainment Group Ltd.	2,401,000	16,417,794
TOTAL HONG KONG		29,068,617
India - 12.1%
Apollo Hospitals Enterprise Ltd. (a)	610,055	11,071,010
Asian Paints India Ltd.	1,164,966	12,446,097
Axis Bank Ltd. (a)	2,026,872	14,938,515
Exide Industries Ltd.	4,175,987	10,706,507
Grasim Industries Ltd.	196,409	11,786,161
Havells India Ltd.	2,967,745	13,802,403
HCL Technologies Ltd.	670,187	17,576,444
HDFC Bank Ltd.	1,287,195	20,872,326
Housing Development Finance Corp. Ltd.	1,813,249	32,655,231
ICICI Bank Ltd. (a)	663,051	17,608,647
ITC Ltd. (a)	4,124,686	23,848,555
Larsen & Toubro Ltd. (a)	841,291	22,672,147
LIC Housing Finance Ltd.	2,259,799	13,307,370
Lupin Ltd.	612,531	14,182,167
Mahindra & Mahindra Ltd. (a)	779,391	16,571,253
Common Stocks - continued
	Shares	Value
India - continued
Motherson Sumi Systems Ltd.	1,560,536	$ 10,684,754
Sun Pharmaceutical Industries Ltd.	1,516,488	20,869,665
Sun TV Ltd.	2,586,888	13,757,831
Tata Consultancy Services Ltd.	651,300	27,711,194
Tata Motors Ltd. (a)	2,134,323	18,646,790
Titan Co. Ltd. (a)	2,300,688	15,113,147
TOTAL INDIA		360,828,214
Indonesia - 6.3%
PT ACE Hardware Indonesia Tbk	174,838,800	11,734,784
PT Astra International Tbk	40,909,300	22,938,308
PT Bank Central Asia Tbk	24,899,200	26,879,705
PT Bank Rakyat Indonesia Tbk	24,838,400	22,761,815
PT Global Mediacom Tbk	104,969,100	17,036,543
PT Indocement Tunggal Prakarsa Tbk	8,125,000	16,103,631
PT Jasa Marga Tbk	27,116,800	14,256,797
PT Media Nusantara Citra Tbk	56,452,300	13,087,334
PT Semen Gresik (Persero) Tbk	12,866,200	16,900,433
PT Surya Citra Media Tbk	42,748,000	11,965,991
PT Tower Bersama Infrastructure Tbk	19,477,400	14,346,958
TOTAL INDONESIA		188,012,299
Kenya - 1.2%
East African Breweries Ltd.	3,757,053	11,970,487
Kenya Commercial Bank Ltd.	18,645,400	11,464,472
Safaricom Ltd.	95,701,100	13,052,582
TOTAL KENYA		36,487,541
Korea (South) - 5.8%
Coway Co. Ltd.	200,982	15,263,816
KEPCO Plant Service & Engineering Co. Ltd.	149,977	12,241,653
NAVER Corp.	42,980	30,161,544
Samsung Electronics Co. Ltd.	101,116	117,072,819
TOTAL KOREA (SOUTH)		174,739,832
Luxembourg - 0.3%
Samsonite International SA	3,100,200	10,301,112
Malaysia - 1.5%
Astro Malaysia Holdings Bhd	13,125,300	13,167,897
Public Bank Bhd	3,625,200	20,429,991
Tune Insurance Holdings Bhd	16,591,100	10,945,559
TOTAL MALAYSIA		44,543,447
Malta - 0.5%
Brait SA	1,956,673	14,702,877
Mexico - 6.0%
Banregio Grupo Financiero S.A.B. de CV	2,207,293	12,765,542
Fomento Economico Mexicano S.A.B. de CV unit	2,665,693	25,638,953

	Shares	Value
Grupo Aeroportuario del Pacifico SA de CV Series B	2,032,857	$ 13,830,900
Grupo Aeroportuario del Sureste SA de CV Series B	1,246,900	16,668,853
Grupo Aeroportuario Norte S.A.B. de CV	2,565,800	12,783,033
Grupo Financiero Banorte S.A.B. de CV Series O	4,057,900	26,032,636
Grupo Mexico SA de CV Series B	2,282,257	7,841,829
Grupo Televisa SA de CV	3,828,457	27,668,091
Megacable Holdings S.A.B. de CV unit	2,773,852	12,707,244
Promotora y Operadora de Infraestructura S.A.B. de CV (a)(d)	1,075,400	13,661,463
Qualitas Controladora S.A.B. de CV	3,813,300	9,862,971
TOTAL MEXICO		179,461,515
Nigeria - 1.2%
Dangote Cement PLC	10,206,497	13,247,189
Guaranty Trust Bank PLC GDR (Reg. S)	1,494,177	11,505,163
Nigerian Breweries PLC	10,656,739	10,421,924
TOTAL NIGERIA		35,174,276
Philippines - 2.9%
Alliance Global Group, Inc.	28,109,200	15,810,288
GT Capital Holdings, Inc.	648,230	14,565,366
Metropolitan Bank & Trust Co.	6,127,968	11,243,772
Robinsons Retail Holdings, Inc.	7,913,270	11,261,967
SM Investments Corp.	893,632	15,572,107
SM Prime Holdings, Inc.	44,633,700	17,350,335
TOTAL PHILIPPINES		85,803,835
Russia - 1.6%
Magnit OJSC GDR (Reg. S)	397,234	26,614,678
NOVATEK OAO GDR (Reg. S)	192,600	20,685,240
TOTAL RUSSIA		47,299,918
South Africa - 9.0%
Alexander Forbes Group Holding (a)	14,956,185	11,661,478
Aspen Pharmacare Holdings Ltd.	726,790	25,925,180
Bidvest Group Ltd.	790,098	21,731,411
Coronation Fund Managers Ltd.	1,370,200	11,863,741
FirstRand Ltd.	5,121,500	21,916,616
Life Healthcare Group Holdings Ltd.	3,636,864	13,749,834
Mr Price Group Ltd.	849,588	17,573,699
MTN Group Ltd.	1,807,600	39,987,706
Nampak Ltd.	4,149,000	16,916,116
Naspers Ltd. Class N	399,512	49,718,820
Remgro Ltd.	833,100	19,108,107
Sanlam Ltd.	3,035,700	19,169,655
TOTAL SOUTH AFRICA		269,322,363
Spain - 0.5%
Amadeus IT Holding SA Class A	416,000	15,274,395
Sweden - 0.3%
Atlas Copco AB (A Shares)	351,000	10,129,548
Common Stocks - continued
	Shares	Value
Switzerland - 1.3%
Compagnie Financiere Richemont SA Series A	173,115	$ 14,564,942
Nestle SA	160,372	11,760,743
SGS SA (Reg.)	5,710	12,533,929
TOTAL SWITZERLAND		38,859,614
Taiwan - 4.7%
Delta Electronics, Inc.	3,727,000	22,324,143
Giant Manufacturing Co. Ltd.	1,589,000	12,846,034
Merida Industry Co. Ltd.	1,965,600	13,556,475
Taiwan Semiconductor Manufacturing Co. Ltd.	21,053,000	91,119,767
TOTAL TAIWAN		139,846,419
Thailand - 2.2%
Airports of Thailand PCL (For. Reg.)	2,244,100	16,669,865
Bangkok Dusit Medical Services PCL (For. Reg.)	22,949,000	13,028,032
Bumrungrad Hospital PCL (For. Reg.)	3,257,100	13,298,031
Kasikornbank PCL (For. Reg.)	3,338,200	24,177,775
TOTAL THAILAND		67,173,703
Turkey - 1.7%
Coca-Cola Icecek Sanayi A/S	658,327	15,016,840
TAV Havalimanlari Holding A/S	2,002,000	16,798,551
Tofas Turk Otomobil Fabrikasi A/S	331,427	2,080,133
Tupras Turkiye Petrol Rafinelleri A/S	732,000	15,890,491
TOTAL TURKEY		49,786,015
United Arab Emirates - 0.9%
DP World Ltd.	648,319	12,421,792
First Gulf Bank PJSC	3,111,394	15,374,844
TOTAL UNITED ARAB EMIRATES		27,796,636
United Kingdom - 2.9%
Al Noor Hospitals Group PLC	853,557	13,913,784
Bank of Georgia Holdings PLC	274,200	11,229,126
British American Tobacco PLC (United Kingdom)	195,400	11,074,802
Burberry Group PLC	557,400	13,651,510
Diageo PLC	414,278	12,218,048
Intertek Group PLC	274,218	11,940,503
Prudential PLC	519,561	12,030,970
TOTAL UNITED KINGDOM		86,058,743
United States of America - 4.3%
A.O. Smith Corp.	251,500	13,417,525
Google, Inc. Class C (a)	21,050	11,768,634
International Flavors & Fragrances, Inc.	128,400	12,730,860
Kansas City Southern	104,006	12,770,897
Las Vegas Sands Corp.	218,900	13,628,714
MasterCard, Inc. Class A	160,400	13,433,500

	Shares	Value
PPG Industries, Inc.	69,500	$ 14,156,455
Praxair, Inc.	83,100	10,469,769
Visa, Inc. Class A	56,600	13,664,938
W.R. Grace & Co. (a)	136,000	12,865,600
TOTAL UNITED STATES OF AMERICA		128,906,892
TOTAL COMMON STOCKS (Cost $2,377,211,641)		2,766,948,703
Nonconvertible Preferred Stocks - 5.4%

Brazil - 4.5%
Ambev SA sponsored ADR	5,338,770	35,662,984
Banco Bradesco SA (PN) sponsored ADR	2,741,400	41,066,172
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	392,975	16,426,355
Itau Unibanco Holding SA sponsored ADR	2,888,038	42,627,441
TOTAL BRAZIL		135,782,952
Colombia - 0.5%
Grupo Aval Acciones y Valores SA	20,448,771	13,864,416
Germany - 0.4%
Henkel AG & Co. KGaA	118,000	11,649,332
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $175,185,300)		161,296,700
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.11% (b)	54,623,123	54,623,123
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	17,501,952	17,501,952
TOTAL MONEY MARKET FUNDS (Cost $72,125,075)		72,125,075
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,624,522,016)		3,000,370,478
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(6,013,643)
NET ASSETS - 100%		$ 2,994,356,835
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,079,904 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,084
Fidelity Securities Lending Cash Central Fund	237,309
Total	$ 265,393
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 561,717,677	$ 291,254,648	$ 270,463,029	$ -
Consumer Staples	234,105,735	163,941,620	70,164,115	-
Energy	55,904,076	55,904,076	-	-
Financials	702,528,700	393,007,762	309,520,938	-
Health Care	153,191,719	80,742,814	72,448,905	-
Industrials	400,221,284	265,537,085	134,684,199	-
Information Technology	579,281,978	334,045,762	245,236,216	-
Materials	145,464,140	88,227,818	57,236,322	-
Telecommunication Services	67,387,246	53,040,288	14,346,958	-
Utilities	28,442,848	-	28,442,848	-
Money Market Funds	72,125,075	72,125,075	-	-
Total Investments in Securities:	$ 3,000,370,478	$ 1,797,826,948	$ 1,202,543,530	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 548,991,220
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $17,188,986) - See accompanying schedule: Unaffiliated issuers (cost $2,552,396,941)	$ 2,928,245,403
Fidelity Central Funds (cost $72,125,075)	72,125,075
Total Investments (cost $2,624,522,016)		$ 3,000,370,478
Foreign currency held at value (cost $8,013)		952
Receivable for investments sold		24,153,107
Receivable for fund shares sold		1,474,899
Dividends receivable		3,998,942
Distributions receivable from Fidelity Central Funds		8,838
Prepaid expenses		7,386
Other receivables		1,602,909
Total assets		3,031,617,511

Liabilities
Payable for investments purchased	$ 11,165,899
Payable for fund shares redeemed	2,103,590
Accrued management fee	1,682,582
Other affiliated payables	643,420
Other payables and accrued expenses	4,163,233
Collateral on securities loaned, at value	17,501,952
Total liabilities		37,260,676

Net Assets		$ 2,994,356,835
Net Assets consist of:
Paid in capital		$ 2,639,952,883
Undistributed net investment income		16,555,118
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(33,897,395)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		371,746,229
Net Assets		$ 2,994,356,835

Statement of Assets and Liabilities - continued

October 31, 2014

Emerging Markets: Net Asset Value, offering price and redemption price per share ($2,370,926,533 ÷ 93,198,861 shares)	$ 25.44

Class K: Net Asset Value, offering price and redemption price per share ($623,430,302 ÷ 24,465,999 shares)	$ 25.48

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Emerging Markets Fund
Financial Statements - continued

Statement of Operations

	Year ended October 31, 2014

Investment Income
Dividends		$ 55,143,735
Interest		74
Income from Fidelity Central Funds		265,393
Income before foreign taxes withheld		55,409,202
Less foreign taxes withheld		(5,486,069)
Total income		49,923,133

Expenses
Management fee	$ 19,631,039
Transfer agent fees	6,162,991
Accounting and security lending fees	1,219,232
Custodian fees and expenses	1,580,576
Independent trustees' compensation	11,500
Registration fees	75,032
Audit	117,035
Legal	9,745
Interest	1,559
Miscellaneous	60,954
Total expenses before reductions	28,869,663
Expense reductions	(15,905)	28,853,758
Net investment income (loss)		21,069,375
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $580,537)	21,220,015
Foreign currency transactions	(1,889,675)
Total net realized gain (loss)		19,330,340
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $2,197,371)	66,950,657
Assets and liabilities in foreign currencies	159,917
Total change in net unrealized appreciation (depreciation)		67,110,574
Net gain (loss)		86,440,914
Net increase (decrease) in net assets resulting from operations		$ 107,510,289
Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,069,375	$ 24,555,630
Net realized gain (loss)	19,330,340	275,022,620
Change in net unrealized appreciation (depreciation)	67,110,574	15,366,762
Net increase (decrease) in net assets resulting from operations	107,510,289	314,945,012
Distributions to shareholders from net investment income	(2,412,320)	(39,208,001)
Share transactions - net increase (decrease)	100,101,946	(299,270,748)
Redemption fees	450,436	565,621
Total increase (decrease) in net assets	205,650,351	(22,968,116)

Net Assets
Beginning of period	2,788,706,484	2,811,674,600
End of period (including undistributed net investment income of $16,555,118 and distributions in excess of net investment income of $481, respectively)	$ 2,994,356,835	$ 2,788,706,484

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Emerging Markets

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.43	$ 22.15	$ 22.23	$ 25.72	$ 20.68
Income from Investment Operations
Net investment income (loss) B	.17	.20	.33	.35	.23
Net realized and unrealized gain (loss)	.86	2.38	(.11)	(3.48)	5.05
Total from investment operations	1.03	2.58	.22	(3.13)	5.28
Distributions from net investment income	(.02)	(.30)	(.30)	(.24)	(.12)
Distributions from net realized gain	-	-	-	(.13)	(.14)
Total distributions	(.02)	(.30)	(.30)	(.37)	(.25) G
Redemption fees added to paid in capital B	- F	- F	- F	.01	.01
Net asset value, end of period	$ 25.44	$ 24.43	$ 22.15	$ 22.23	$ 25.72
Total ReturnA	4.22%	11.78%	1.03%	(12.33)%	25.76%
Ratios to Average Net Assets C, E
Expenses before reductions	1.07%	1.08%	1.09%	1.07%	1.14%
Expenses net of fee waivers, if any	1.07%	1.08%	1.09%	1.07%	1.14%
Expenses net of all reductions	1.07%	1.03%	1.03%	1.01%	1.09%
Net investment income (loss)	.71%	.85%	1.50%	1.38%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,370,927	$ 2,241,338	$ 2,203,756	$ 2,907,884	$ 3,975,342
Portfolio turnover rateD	94%	119%	176%	122%	85%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share. GTotal distributions of $.25 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.135 per share.

Financial Highlights - Class K

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.42	$ 22.15	$ 22.23	$ 25.75	$ 20.69
Income from Investment Operations
Net investment income (loss) B	.23	.25	.37	.40	.28
Net realized and unrealized gain (loss)	.86	2.38	(.10)	(3.48)	5.05
Total from investment operations	1.09	2.63	.27	(3.08)	5.33
Distributions from net investment income	(.03)	(.36)	(.35)	(.32)	(.15)
Distributions from net realized gain	-	-	-	(.13)	(.14)
Total distributions	(.03)	(.36)	(.35)	(.45)	(.28) G
Redemption fees added to paid in capital B	- F	- F	- F	.01	.01
Net asset value, end of period	$ 25.48	$ 24.42	$ 22.15	$ 22.23	$ 25.75
Total ReturnA	4.47%	12.01%	1.25%	(12.17)%	26.03%
Ratios to Average Net Assets C, E
Expenses before reductions	.86%	.87%	.87%	.87%	.90%
Expenses net of fee waivers, if any	.85%	.87%	.87%	.87%	.90%
Expenses net of all reductions	.85%	.82%	.81%	.80%	.84%
Net investment income (loss)	.92%	1.07%	1.72%	1.58%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 623,430	$ 547,369	$ 607,919	$ 497,821	$ 888,629
Portfolio turnover rateD	94%	119%	176%	122%	85%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share. GTotal distributions of $.28 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.135 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

1. Organization.

Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Emerging Markets and Class K shares, each of which has equal rights as to assets and voting privileges. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, including information on transfers between levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 454,997,583
Gross unrealized depreciation	(90,852,922)
Net unrealized appreciation (depreciation) on securities	$ 364,144,661

Tax Cost	$ 2,636,225,817

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 19,207,826
Capital loss carryforward	$ (24,838,920)
Net unrealized appreciation (depreciation) on securities and other investments	$ 363,565,857

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (24,838,920)

The tax character of distributions paid was as follows:

	October 31, 2014	October 31, 2013
Ordinary Income	$ 2,412,320	$ 39,208,001

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $2,676,696,716 and $2,616,957,471, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Emerging Markets. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Emerging Markets	$ 5,905,789.26
Class K	257,202.05
	$ 6,162,991

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,526 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,284,563.31%		$ 1,559

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,492 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $237,309, including $134 from securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $256.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $15,649.

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2014	2013
From net investment income
Emerging Markets	$ 1,743,046	$ 29,610,169
Class K	669,274	9,597,832
Total	$ 2,412,320	$ 39,208,001

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended October 31,	2014	2013	2014	2013
Emerging Markets
Shares sold	21,791,321	23,439,766	$ 537,287,996	$ 534,752,122
Reinvestment of distributions	57,233	1,145,115	1,363,124	25,804,455
Shares redeemed	(20,408,773)	(32,317,744)	(492,243,181)	(744,356,372)
Net increase (decrease)	1,439,781	(7,732,863)	$ 46,407,939	$ (183,799,795)
Class K
Shares sold	8,911,150	6,249,509	$ 221,271,615	$ 144,545,998
Reinvestment of distributions	28,071	426,903	669,274	9,597,831
Shares redeemed	(6,884,435)	(11,706,525)	(168,246,882)	(269,614,782)
Net increase (decrease)	2,054,786	(5,030,113)	$ 53,694,007	$ (115,470,953)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and the Shareholders of Fidelity Emerging Markets Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Emerging Markets Fund (a fund of Fidelity Investment Trust) at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Emerging Markets Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 19, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 174 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), Director of Fidelity SelectCo, LLC (2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as a Director and Chief Compliance Officer of Fidelity Management & Research (U.K.) Inc. (2013-present) and is an employee of Fidelity Investments.

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (2014-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Emerging Market Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income.

	Pay Date	Record Date	Dividends	Capital Gains
Class K	12/08/14	12/05/14	$0.185	$0.025

A percentage of the dividends distributed during the fiscal year qualify for the dividends-received deduction for corporate shareholders:

	December 6, 2013	December 26, 2013
Class K	3%	4%

A percentage the dividends distributed during the fiscal year may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code:

	December 6, 2013	December 26, 2013
Class K	72%	85%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Class K	12/09/2013	$0.0498	$0.0358
	12/27/2013	$0.0150	$0.0000

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Emerging Markets Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2012.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Emerging Markets Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Emerging Markets Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.
FIL Investments (Japan) Limited
FIL Investment Advisors
FIL Investment Advisors
(UK) Limited
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Fidelity's International Equity Funds

Fidelity Canada Fund

Fidelity China Region Fund

Fidelity Diversified International Fund

Fidelity Emerging Asia Fund

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund

Fidelity Emerging Markets Fund

Fidelity Europe Capital Appreciation Fund

Fidelity Europe Fund

Fidelity Global Balanced Fund

Fidelity Global Commodity Stock Fund

Fidelity International Capital Appreciation Fund

Fidelity International Discovery Fund

Fidelity International Growth Fund

Fidelity International Small Cap Fund

Fidelity International Small Cap Opportunities Fund

Fidelity International Value Fund

Fidelity Japan Fund

Fidelity Japan Smaller Companies Fund

Fidelity Latin America Fund

Fidelity Nordic Fund

Fidelity Overseas Fund

Fidelity Pacific Basin Fund

Fidelity Total International Equity Fund

Fidelity Worldwide Fund

Corporate Headquarters

245 Summer St.,
Boston, MA 02210
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EMF-K-UANN-1214
1.863014.106

Fidelity Advisor®

Europe Fund -

Class A, Class T, Class B and Class C

Annual Report

October 31, 2014

Class A, Class T, Class B, and Class C are classes of Fidelity® Europe Fund

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	-8.61%	5.76%	6.07%
Class T (incl. 3.50% sales charge) B	-6.58%	6.22%	6.30%
Class B (incl. contingent deferred sales charge) C	-8.24%	6.61%	6.64%
Class C (incl. contingent deferred sales charge) D	-4.44%	6.92%	6.64%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on March 18, 2014. Returns prior to March 18, 2014, are those of Fidelity® Europe Fund, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to March 18, 2014, would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on March 18, 2014. Returns prior to March 18, 2014, are those of Fidelity® Europe Fund, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to March 18, 2014, would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on March 18, 2014. Returns prior to March 18, 2014, are those of Fidelity Europe Fund, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to March 18, 2014, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on March 18, 2014. Returns prior to March 18, 2014, are those of Fidelity Europe Fund, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to March 18, 2014, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Europe Fund - Class A on October 31, 2004, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the MSCI Europe Index performed over the same period. See footnote A above for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October market decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. The MSCI EAFE Index, representing non-U.S. developed markets, returned -0.48% for the year, driven partly by late-period concern that the eurozone could slip into deflation. The MSCI Emerging Markets Index returned 0.98% for the year, held back for much of the period by concerns that a slowing Chinese economy may dampen earnings for companies that do business there.

Comments from Stefan Lindblad, who became sole Portfolio Manager of Fidelity Advisor® Europe Fund October 1, 2014, after serving as Co-Manager: For the 12 months ending October 31, 2014, the fund's Class A, Class T, Class B and Class C shares (excluding sales charges) returned -3.03%, -3.19%, -3.49% and -3.49%. In comparison, the MSCI Europe Index declined -0.99%. Stock selection in health care's pharmaceuticals, biotechnology & life sciences segment was weak, as were holdings in the capital goods group in industrials and positioning in consumer discretionary. No exposure to Swiss pharmaceutical giant Novartis and little to British biopharma AstraZeneca, both index heavyweights, dragged on relative results. Instead of Novartis, we chose to emphasize other big pharmas such as Roche Holding, having greater conviction in the company's pipeline for drugs in development. As for AstraZeneca, news in April of the company's potential acquisition lifted health care stocks, including AstraZeneca and Novartis, and the fund missed out on that growth. AstraZeneca was sold by period end. Elsewhere, the fund's position in London-based financial holding company Standard Chartered hurt relative performance. The company suffered, due to weak demand from the emerging markets side of its business. Partnership Assurance Group, a U.K. life insurance annuities provider, also detracted from the fund's return. Earlier in 2014, the British government rescinded the requirement that certain pensioners buy annuities, disrupting the company's core business. I sold it by period end. Conversely, stock selection in consumer staples was the greatest relative contributor. Dublin-based Greencore Group continued to perform well for the fund. This non-benchmark company mainly supplies grocery-store chains in Ireland and the United Kingdom. After expanding its offerings to the United States last year, Greencore has become a growing supplier to global coffee chain Starbucks and 7-Eleven stores, pushing the stock higher. Avoiding U.K. grocer Tesco, which was plagued by an accounting-fraud scandal, also helped. In general, I've avoided U.K. grocers because of what I see as a challenging environment with simply too many competitors. Lastly, I'll mention the fund's position in U.K.-headquartered telecommunications company Jazztel, which operates mainly in Spain. French competitor Orange made a bid to acquire Jazztel in September, driving the stock's price up substantially, and I sold our stake to take profits.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Europe Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Class A	1.36%
Actual		$ 1,000.00	$ 900.10	$ 6.51
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.92
Class T	1.62%
Actual		$ 1,000.00	$ 899.10	$ 7.75
HypotheticalA		$ 1,000.00	$ 1,017.04	$ 8.24
Class B	2.11%
Actual		$ 1,000.00	$ 896.80	$ 10.09
HypotheticalA		$ 1,000.00	$ 1,014.57	$ 10.71
Class C	2.11%
Actual		$ 1,000.00	$ 896.80	$ 10.09
HypotheticalA		$ 1,000.00	$ 1,014.57	$ 10.71
Europe	.98%
Actual		$ 1,000.00	$ 901.70	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99
Institutional Class	.97%
Actual		$ 1,000.00	$ 901.90	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.32	$ 4.94

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Europe Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2014
United Kingdom	24.2%
Switzerland	13.5%
Germany	12.5%
France	11.2%
Sweden	7.4%
Denmark	4.5%
Belgium	4.1%
Netherlands	3.7%
Ireland	3.7%
Other*	15.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2014
United Kingdom	30.4%
Germany	14.5%
France	13.4%
Switzerland	11.7%
United States of America*	4.2%
Sweden	3.4%
Ireland	3.0%
Italy	2.9%
Belgium	2.9%
Other	13.6%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.1	97.2
Short-Term Investments and Net Other Assets (Liabilities)	0.9	2.8
Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	4.0	3.2
Nestle SA (Switzerland, Food Products)	3.1	3.7
Total SA (France, Oil, Gas & Consumable Fuels)	2.8	2.8
Shire PLC (Bailiwick of Jersey, Pharmaceuticals)	2.8	0.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.7	2.2
Bayer AG (Germany, Pharmaceuticals)	2.3	1.8
Anheuser-Busch InBev SA NV (Belgium, Beverages)	2.1	1.7
Nordea Bank AB (Sweden, Banks)	2.1	1.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.1	1.6
ING Groep NV (Certificaten Van Aandelen) (Netherlands, Banks)	1.9	1.0
	25.9
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.4	22.1
Health Care	20.1	12.3
Industrials	14.1	13.5
Consumer Discretionary	13.4	13.5
Consumer Staples	11.3	13.8
Energy	7.0	7.9
Materials	4.5	8.5
Utilities	2.5	1.0
Information Technology	1.9	1.6
Telecommunication Services	0.9	3.0

Annual Report

Fidelity Europe Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Austria - 2.2%
Andritz AG	275,800	$ 13,313,235
Erste Group Bank AG	566,700	14,423,352
TOTAL AUSTRIA		27,736,587
Bailiwick of Jersey - 2.8%
Shire PLC	532,100	35,702,276
Belgium - 4.1%
Anheuser-Busch InBev SA NV	247,400	27,435,275
Arseus NV	235,257	9,404,513
KBC Groupe SA (a)	301,761	16,165,989
TOTAL BELGIUM		53,005,777
Canada - 1.0%
Suncor Energy, Inc.	372,000	13,209,210
Denmark - 4.5%
Carlsberg A/S Series B	150,800	13,278,626
ISS Holdings A/S (a)	464,300	12,945,211
Novo Nordisk A/S Series B	580,900	26,258,262
Vestas Wind Systems A/S (a)	143,800	4,813,105
TOTAL DENMARK		57,295,204
Finland - 1.8%
Amer Group PLC (A Shares)	315,100	6,029,628
Kesko Oyj	170,700	6,464,442
Sampo Oyj (A Shares)	215,700	10,317,521
TOTAL FINLAND		22,811,591
France - 11.2%
Atos Origin SA	110,343	7,617,643
bioMerieux SA	214,100	22,585,445
Bollore Group (d)	13,000	6,157,979
Christian Dior SA	106,595	18,854,750
GDF Suez	716,750	17,384,569
Kering SA	41,700	8,044,866
Publicis Groupe SA (a)	230,446	15,961,059
Rexel SA	692,000	11,624,545
Total SA	613,200	36,610,067
TOTAL FRANCE		144,840,923
Germany - 11.0%
adidas AG	113,000	8,220,225
Bayer AG	212,400	30,196,880
Brenntag AG	277,000	13,398,930
CompuGroup Medical AG	259,600	5,953,315
Continental AG	83,500	16,391,547
Deutsche Post AG	367,777	11,547,342
Deutsche Wohnen AG (Bearer)	426,889	9,618,508
Fresenius SE & Co. KGaA	359,900	18,513,906
GEA Group AG	337,429	15,516,450
HeidelbergCement Finance AG	124,334	8,463,553
MLP AG	806,454	4,092,962
TOTAL GERMANY		141,913,618

	Shares	Value
Ireland - 3.7%
Actavis PLC (a)	33,000	$ 8,010,420
CRH PLC	477,500	10,592,592
DCC PLC (United Kingdom)	149,700	8,367,260
Greencore Group PLC	1,417,530	5,950,242
Ryanair Holdings PLC sponsored ADR (a)	140,900	7,825,586
United Drug PLC (United Kingdom)	1,260,200	6,636,481
TOTAL IRELAND		47,382,581
Italy - 0.9%
World Duty Free SpA (a)	1,326,815	11,231,526
Luxembourg - 0.3%
GAGFAH SA (a)	239,500	4,471,928
Netherlands - 3.7%
ING Groep NV (Certificaten Van Aandelen) (a)	1,743,200	24,963,256
Reed Elsevier NV	613,089	14,109,691
Royal DSM NV	140,300	8,784,694
TOTAL NETHERLANDS		47,857,641
Norway - 2.4%
Akastor ASA (d)	492,500	1,697,659
Statoil ASA	740,200	16,939,798
Telenor ASA	522,800	11,750,492
TOTAL NORWAY		30,387,949
Portugal - 0.4%
CTT Correios de Portugal SA	620,621	5,747,434
Spain - 2.5%
Amadeus IT Holding SA Class A	458,100	16,820,193
Red Electrica Corporacion SA (d)	173,000	15,097,600
TOTAL SPAIN		31,917,793
Sweden - 7.4%
Elekta AB (B Shares) (d)	659,502	6,752,077
Getinge AB (B Shares)	643,400	14,943,237
H&M Hennes & Mauritz AB (B Shares)	490,114	19,493,981
Nordea Bank AB	2,128,200	27,293,668
SKF AB (B Shares)	699,400	13,999,082
Svenska Handelsbanken AB (A Shares)	269,100	12,831,553
TOTAL SWEDEN		95,313,598
Switzerland - 13.5%
Julius Baer Group Ltd.	335,990	14,694,652
Nestle SA	543,828	39,881,158
Roche Holding AG (participation certificate)	172,848	51,007,727
Schindler Holding AG (participation certificate)	63,724	8,901,425
Sonova Holding AG Class B	97,572	15,191,275
Syngenta AG (Switzerland)	34,489	10,665,985
Common Stocks - continued
	Shares	Value
Switzerland - continued
UBS AG (NY Shares)	731,500	$ 12,713,470
Zurich Insurance Group AG	68,564	20,722,768
TOTAL SWITZERLAND		173,778,460
United Kingdom - 24.1%
Aberdeen Asset Management PLC	1,907,757	13,244,981
Babcock International Group PLC	565,200	9,900,447
BG Group PLC	1,272,200	21,202,525
BHP Billiton PLC	764,676	19,756,633
Brit PLC	1,544,900	6,203,155
British American Tobacco PLC (United Kingdom)	614,400	34,822,713
Bunzl PLC	561,200	15,216,890
Compass Group PLC	820,517	13,204,565
Dechra Pharmaceuticals PLC	515,500	6,250,812
Diageo PLC	625,137	18,436,784
ITV PLC	3,571,900	11,599,356
Lloyds Banking Group PLC (a)	20,082,700	24,799,920
London Stock Exchange Group PLC	369,600	11,913,670
Next PLC	94,200	9,712,083
Prudential PLC	994,030	23,017,787
Rolls-Royce Group PLC	1,413,201	19,057,681
Royal & Sun Alliance Insurance Group PLC	2,142,065	16,561,054
Schroders PLC	195,100	7,524,766
St. James's Place Capital PLC	565,900	6,744,263
Standard Chartered PLC (United Kingdom)	1,398,683	21,023,298
TOTAL UNITED KINGDOM		310,193,383
TOTAL COMMON STOCKS (Cost $1,171,675,250)		1,254,797,479
Nonconvertible Preferred Stocks - 1.6%

Germany - 1.5%
Volkswagen AG	93,600	19,945,987

	Shares	Value
United Kingdom - 0.1%
Rolls-Royce Group PLC	127,188,090	$ 203,463
Rolls-Royce Group PLC (C Shares)	269,473,203	431,076
TOTAL UNITED KINGDOM		634,539
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,282,816)		20,580,526
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.11% (b)	11,795,825	11,795,825
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	11,723,110	11,723,110
TOTAL MONEY MARKET FUNDS (Cost $23,518,935)		23,518,935
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,215,477,001)		1,298,896,940
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(10,988,638)
NET ASSETS - 100%		$ 1,287,908,302
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,120
Fidelity Securities Lending Cash Central Fund	879,367
Total	$ 910,487
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 172,799,264	$ 172,799,264	$ -	$ -
Consumer Staples	146,269,240	25,693,310	120,575,930	-
Energy	89,659,259	14,906,869	74,752,390	-
Financials	303,342,521	230,561,558	72,780,963	-
Health Care	257,406,626	144,438,361	112,968,265	-
Industrials	178,967,141	178,967,141	-	-
Information Technology	24,437,836	24,437,836	-	-
Materials	58,263,457	17,248,247	41,015,210	-
Telecommunication Services	11,750,492	11,750,492	-	-
Utilities	32,482,169	32,482,169	-	-
Money Market Funds	23,518,935	23,518,935	-	-
Total Investments in Securities:	$ 1,298,896,940	$ 876,804,182	$ 422,092,758	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 40,962,764
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Europe Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $11,115,638) - See accompanying schedule: Unaffiliated issuers (cost $1,191,958,066)	$ 1,275,378,005
Fidelity Central Funds (cost $23,518,935)	23,518,935
Total Investments (cost $1,215,477,001)		$ 1,298,896,940
Receivable for investments sold		6,146
Receivable for fund shares sold		838,837
Dividends receivable		1,612,366
Distributions receivable from Fidelity Central Funds		48,053
Prepaid expenses		5,551
Other receivables		614,366
Total assets		1,302,022,259

Liabilities
Payable for fund shares redeemed	1,171,173
Accrued management fee	813,137
Distribution and service plan fees payable	17,080
Other affiliated payables	285,757
Other payables and accrued expenses	103,700
Collateral on securities loaned, at value	11,723,110
Total liabilities		14,113,957

Net Assets		$ 1,287,908,302
Net Assets consist of:
Paid in capital		$ 1,466,120,915
Undistributed net investment income		29,844,004
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(291,363,495)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		83,306,878
Net Assets		$ 1,287,908,302

Statement of Assets and Liabilities - continued

October 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($23,633,047 ÷ 652,160 shares)	$ 36.24

Maximum offering price per share (100/94.25 of $36.24)	$ 38.45
Class T: Net Asset Value and redemption price per share ($13,678,513 ÷ 378,111 shares)	$ 36.18

Maximum offering price per share (100/96.50 of $36.18)	$ 37.49
Class B: Net Asset Value and offering price per share ($1,065,313 ÷ 29,538 shares)A	$ 36.07

Class C: Net Asset Value and offering price per share ($6,818,132 ÷ 189,031 shares)A	$ 36.07

Europe: Net Asset Value, offering price and redemption price per share ($1,237,046,924 ÷ 34,055,691 shares)	$ 36.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,666,373 ÷ 155,995 shares)	$ 36.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2014
Investment Income
Dividends		$ 40,591,612
Special dividends		6,523,242
Income from Fidelity Central Funds		910,487
Income before foreign taxes withheld		48,025,341
Less foreign taxes withheld		(3,667,116)
Total income		44,358,225

Expenses
Management fee Basic fee	$ 9,143,338
Performance adjustment	148,411
Transfer agent fees	2,415,898
Distribution and service plan fees	129,159
Accounting and security lending fees	598,378
Custodian fees and expenses	133,460
Independent trustees' compensation	6,011
Registration fees	148,860
Audit	91,082
Legal	17,215
Interest	278
Miscellaneous	75,662
Total expenses before reductions	12,907,752
Expense reductions	(133,407)	12,774,345
Net investment income (loss)		31,583,880
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	61,421,744
Foreign currency transactions	(327,968)
Total net realized gain (loss)		61,093,776
Change in net unrealized appreciation (depreciation) on: Investment securities	(149,290,349)
Assets and liabilities in foreign currencies	(128,412)
Total change in net unrealized appreciation (depreciation)		(149,418,761)
Net gain (loss)		(88,324,985)
Net increase (decrease) in net assets resulting from operations		$ (56,741,105)

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,583,880	$ 13,406,222
Net realized gain (loss)	61,093,776	36,524,479
Change in net unrealized appreciation (depreciation)	(149,418,761)	135,845,543
Net increase (decrease) in net assets resulting from operations	(56,741,105)	185,776,244
Distributions to shareholders from net investment income	(13,272,490)	(14,113,486)
Distributions to shareholders from net realized gain	(612,576)	(241,945)
Total distributions	(13,885,066)	(14,355,431)
Share transactions - net increase (decrease)	401,467,296	183,087,632
Redemption fees	18,788	19,946
Total increase (decrease) in net assets	330,859,913	354,528,391

Net Assets
Beginning of period	957,048,389	602,519,998
End of period (including undistributed net investment income of $29,844,004 and undistributed net investment income of $11,865,416, respectively)	$ 1,287,908,302	$ 957,048,389

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended October 31,	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.47
Net realized and unrealized gain (loss)	(3.68)
Total from investment operations	(3.21)
Redemption fees added to paid in capital E, K	-
Net asset value, end of period	$ 36.24
Total ReturnB, C, D	(8.14)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35%A
Expenses net of fee waivers, if any	1.35%A
Expenses net of all reductions	1.35%A
Net investment income (loss)	1.94%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,633
Portfolio turnover rateG	80% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class T

Year ended October 31,	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.40
Net realized and unrealized gain (loss)	(3.67)
Total from investment operations	(3.27)
Redemption fees added to paid in capital E, K	-
Net asset value, end of period	$ 36.18
Total ReturnB, C, D	(8.29)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.62%A
Expenses net of fee waivers, if any	1.61%A
Expenses net of all reductions	1.61%A
Net investment income (loss)	1.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,679
Portfolio turnover rateG	80% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended October 31,	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.28
Net realized and unrealized gain (loss)	(3.66)
Total from investment operations	(3.38)
Redemption fees added to paid in capital E, K	-
Net asset value, end of period	$ 36.07
Total ReturnB, C, D	(8.57)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11%A
Expenses net of fee waivers, if any	2.11%A
Expenses net of all reductions	2.11%A
Net investment income (loss)	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,065
Portfolio turnover rateG	80% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class C

Year ended October 31,	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.29
Net realized and unrealized gain (loss)	(3.67)
Total from investment operations	(3.38)
Redemption fees added to paid in capital E, K	-
Net asset value, end of period	$ 36.07
Total ReturnB, C, D	(8.57)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.10%A
Expenses net of fee waivers, if any	2.10%A
Expenses net of all reductions	2.10%A
Net investment income (loss)	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,818
Portfolio turnover rateG	80% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Europe

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 37.92	$ 30.15	$ 27.67	$ 30.83	$ 28.52
Income from Investment Operations
Net investment income (loss) B	.94E	.61	.64	.48	.33
Net realized and unrealized gain (loss)	(2.00)	7.87	2.45	(2.97)	2.50
Total from investment operations	(1.06)	8.48	3.09	(2.49)	2.83
Distributions from net investment income	(.52)	(.70)	(.60)	(.67)	(.52)
Distributions from net realized gain	(.02)	(.01)	(.02)	-	-
Total distributions	(.54)	(.71)	(.61) I	(.67)	(.52)
Redemption fees added to paid in capital B, H	-	-	-	-	-
Net asset value, end of period	$ 36.32	$ 37.92	$ 30.15	$ 27.67	$ 30.83
Total ReturnA	(2.82)%	28.71%	11.53%	(8.32)%	10.01%
Ratios to Average Net Assets C, F
Expenses before reductions	.97%	1.06%	.83%	1.10%	1.12%
Expenses net of fee waivers, if any	.97%	1.05%	.83%	1.10%	1.12%
Expenses net of all reductions	.96%	1.02%	.80%	1.06%	1.04%
Net investment income (loss)	2.43% E	1.82%	2.33%	1.56%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,237,047	$ 957,048	$ 602,520	$ 621,778	$ 802,527
Portfolio turnover rateD	80% G	59%	127%	117%	136%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EInvestment income per share reflects a large, non-recurring dividend recorded on February 24, 2014 which amounted to $.20 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.92%. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GThe portfolio turnover rate does not include the assets acquired in the merger. HAmount represents less than $.01 per share. ITotal distributions of $.61 per share is comprised of distributions from net investment income of $.595 and distributions from net realized gain of $.017 per share.

Financial Highlights - Institutional Class

Year ended October 31,	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) D	.56
Net realized and unrealized gain (loss)	(3.69)
Total from investment operations	(3.13)
Redemption fees added to paid in capital D, J	-
Net asset value, end of period	$ 36.32
Total ReturnB, C	(7.93)%
Ratios to Average Net Assets E, H
Expenses before reductions	.97%A
Expenses net of fee waivers, if any	.97%A
Expenses net of all reductions	.96%A
Net investment income (loss)	2.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,666
Portfolio turnover rateF	80% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

1. Organization.

Fidelity Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund launched Class A, Class T, Class B, Class C and Institutional Class shares and the existing class was designated Europe on March 18,2014. Each class has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, including Information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 137,778,879
Gross unrealized depreciation	(57,019,627)
Net unrealized appreciation (depreciation) on securities	$ 80,759,252

Tax Cost	$ 1,218,137,688

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 29,845,268
Capital loss carryforward	$ (1,044,374,259)
Net unrealized appreciation (depreciation) on securities and other investments	$ 80,646,191

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (87,605,890)
2017	(201,098,352)
Total capital loss carryforward	$ (288,704,242)

The Fund acquired $249,261,426 of capital loss carryforwards from Fidelity Europe Capital Appreciation Fund and $15,642,563 of capital loss carry forwards from Fidelity Advisor Europe Capital Appreciation Fund when they merged into the Fund in March 2014. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $13,187,073 and $1,543,568 per year, respectively. As a result, at least $173,207,833 of the fund's capital loss carryforward will expire unused and is not included in the capital loss carryforward amounts disclosed above.

In addition, due to large redemptions in a prior period, $201,098,352 of capital losses that existed in the Fund prior to the mergers will be limited to approximately $32,029,274 per year.

The tax character of distributions paid was as follows:

	October 31, 2014	October 31,2013
Ordinary Income	$ 13,885,066	$ 14,355,431

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and securities acquired in the merger, aggregated $1,039,225,902 and $1,018,066,295, respectively.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Europe as compared to its benchmark index, the MSCI Europe Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 36,418	$ 1,391
Class T	.25%	.25%	39,460	41
Class B	.75%	.25%	6,664	5,188
Class C	.75%	.25%	46,617	21,424
			$ 129,159	$ 28,044

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,498
Class T	1,738
Class B*	145
Class C*	1,981
$ 12,362

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 43,195	.30*
Class T	24,519	.31*
Class B	2,039	.31*
Class C	13,772	.30*
Europe	2,324,986.18
Institutional Class	7,387	.16*
	$ 2,415,898

* Annualized

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $293 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,550,000.31%		$ 278

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,998 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $879,367.During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of Europe's operating expenses by $69,075.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $53,302 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operation expenses during the period in the amount of $11,030.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2014	2013
From net investment income
Europe	$ 13,272,490	$ 14,113,486
From net realized gain
Europe	$ 612,576	$ 241,945

Annual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended October 31,	2014 A	2013	2014 A	2013
Class A
Shares sold	302,227	-	$ 12,108,972	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	483,084	-	18,719,498	-
Shares redeemed	(133,151)	-	(5,066,903)	-
Net increase (decrease)	652,160	-	$ 25,761,567	$ -
Class T
Shares sold	196,712	-	$ 7,929,579	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	218,383	-	8,462,341	-
Shares redeemed	(36,984)	-	(1,400,101)	-
Net increase (decrease)	378,111	-	$ 14,991,819	$ -
Class B
Shares sold	16,454	-	$ 662,209	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	19,997	-	774,699	-
Shares redeemed	(6,913)	-	(266,573)	-
Net increase (decrease)	29,538	-	$ 1,170,335	$ -
Class C
Shares sold	43,185	-	$ 1,703,471	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	183,082	-	7,092,587	-
Shares redeemed	(37,236)	-	(1,401,102)	-
Net increase (decrease)	189,031	-	$ 7,394,956	$ -
Europe
Shares sold	8,548,440	9,813,431	$ 332,957,735	$ 335,694,105
Issued in exchange for shares of Fidelity Europe Capital Appreciation Fund	9,559,313	-	370,423,391	-
Reinvestment of distributions	358,728	448,718	13,351,865	13,676,925
Shares redeemed	(9,647,960)	(5,011,867)	(370,706,278)	(166,283,398)
Net increase (decrease)	8,818,521	5,250,282	$ 346,026,713	$ 183,087,632
Institutional Class
Shares sold	33,328	-	$ 1,310,054	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	214,439	-	8,309,529	-
Shares redeemed	(91,772)	-	(3,497,677)	-
Net increase (decrease)	155,995	-	$ 6,121,906	$ -

A Share transactions for Class A,Class T, Class B,Class C and Institutional Class are for the period March 18,2014 (commencement of sale of shares) to October 31, 2014.

11. Merger Information.

On March 21, 2014, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Europe Capital Appreciation Fund and Fidelity Advisor Europe Capital Appreciation Fund ("Target Funds") pursuant to Agreements and Plans of Reorganization approved by the Board of Trustees ("The Board") on September 18, 2013. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Funds at their net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on March 18, 2014. The reorganization provides shareholders of the Target Funds access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Funds' net assets of $370,423,391, including securities of $369,430,411 and unrealized appreciation of $56,486,181 for Fidelity Europe Capital Appreciation Fund; and net assets of $43,358,654, including securities of $43,267,919 and unrealized appreciation of $4,301,890 for Fidelity Advisor Europe Capital Appreciation Fund; were combined with the Fund's net assets of $1,103,858,646 for total net assets after the acquisition of $1,517,640,691.

Proforma results of operations of the combined entity for the entire period ended October 31, 2014, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition dates), are as follows:

Net investment income (loss)	$ 36,003,400
Total net realized gain (loss)	70,453,821
Total change in net unrealized appreciation (depreciation)	(148,729,606)
Net increase (decrease) in net assets resulting from operations	$ (42,272,385)

Annual Report

Notes to Financial Statements - continued

11. Merger Information - continued

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fund's accompanying Statement of Operations since March 21, 2014.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and the Shareholders of Fidelity Europe Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Europe Fund (a fund of Fidelity Investment Trust) at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Europe Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 19, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughoutthe year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 174 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), Director of Fidelity SelectCo, LLC (2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc.(2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as a Director and Chief Compliance Officer of Fidelity Management & Research (U.K.) Inc. (2013-present) and is an employee of Fidelity Investments.

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (2014-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Europe Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in April 2012 and December 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts. Class A, Class T, Class B, Class C, and Institutional Class commenced operations after the periods shown in the chart below.

Annual Report

Fidelity Europe Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Europe Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AEUF-UANN-1214
1.9585992.100

Fidelity Advisor®

Europe Fund -

Institutional Class

Annual Report

October 31, 2014

Institutional Class is a class
of Fidelity® Europe Fund

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	-2.82%	7.07%	6.72%

A The initial offering of Institutional Class shares took place on March 18, 2014. Returns prior to March 18, 2014, are those of Fidelity® Europe Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Europe Fund - Institutional Class on October 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the MSCI Europe Index performed over the same period. See footnote A above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equities posted a healthy gain for the 12 months ending October 31, 2014, overcoming an October market decline driven by recessionary pressures in China and tepid growth in Europe. The MSCI ACWI (All Country World Index) Index rose 8.15%, helped by subdued market volatility for much of the period and supported by solid corporate earnings, especially in the United States. Stocks also benefited from easy monetary policies in Japan and the eurozone, as well as increased stimulus efforts in China. All but three of the 24 industry groups that compose the index marked a positive return. The U.S. (+17%) remained a pillar of strength, while a strongly rising dollar in the latter part of the period detracted from investors' returns in most non-U.S. markets. Canada (+5%) notched broad gains outside of its energy and materials sectors, as did Asia-Pacific ex Japan (+4%), led by investor enthusiasm for companies in India. The U.K., Europe and Japan, meanwhile, all underperformed. The MSCI EAFE Index, representing non-U.S. developed markets, returned -0.48% for the year, driven partly by late-period concern that the eurozone could slip into deflation. The MSCI Emerging Markets Index returned 0.98% for the year, held back for much of the period by concerns that a slowing Chinese economy may dampen earnings for companies that do business there.

Comments from Stefan Lindblad, who became sole Portfolio Manager of Fidelity Advisor® Europe Fund October 1, 2014, after serving as Co-Manager: For the 12 months ending October 31, 2014, the fund's Institutional Class shares returned -2.82% versus the -0.99% result of the MSCI Europe Index. Stock selection in health care's pharmaceuticals, biotechnology & life sciences segment was weak, as were holdings in the capital goods group in industrials and positioning in consumer discretionary. No exposure to Swiss pharmaceutical giant Novartis and little to British biopharma AstraZeneca, both index heavyweights, dragged on relative results. Instead of Novartis, we chose to emphasize other big pharmas such as Roche Holding, having greater conviction in the company's pipeline for drugs in development. As for AstraZeneca, news in April of the company's potential acquisition lifted health care stocks, including AstraZeneca and Novartis, and the fund missed out on that growth. AstraZeneca was sold by period end. Elsewhere, the fund's position in London-based financial holding company Standard Chartered hurt relative performance. The company suffered, partly due to weak demand from the emerging markets side of its business. Partnership Assurance Group, a U.K. life insurance annuities provider, also detracted from the fund's return. Earlier in 2014, the British government rescinded the requirement that certain pensioners buy annuities, disrupting the company's core business. I sold it by period end. Conversely, stock selection in consumer staples was the greatest relative contributor. Dublin-based Greencore Group continued to perform well for the fund. This non-benchmark company mainly supplies grocery-store chains in Ireland and the United Kingdom. After expanding its offerings to the United States last year, Greencore has become a growing supplier to global coffee chain Starbucks and 7-Eleven stores, pushing the stock higher. Avoiding U.K. grocer Tesco, which was plagued by an accounting-fraud scandal, also helped. In general, I've avoided U.K. grocers because of what I see as a challenging environment with simply too many competitors. Lastly, I'll mention the fund's position in U.K.-headquartered telecommunications company Jazztel, which operates mainly in Spain. French competitor Orange made a bid to acquire Jazztel in September, driving the stock's price up substantially, and I sold our stake to take profits.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Europe Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Class A	1.36%
Actual		$ 1,000.00	$ 900.10	$ 6.51
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.92
Class T	1.62%
Actual		$ 1,000.00	$ 899.10	$ 7.75
HypotheticalA		$ 1,000.00	$ 1,017.04	$ 8.24
Class B	2.11%
Actual		$ 1,000.00	$ 896.80	$ 10.09
HypotheticalA		$ 1,000.00	$ 1,014.57	$ 10.71
Class C	2.11%
Actual		$ 1,000.00	$ 896.80	$ 10.09
HypotheticalA		$ 1,000.00	$ 1,014.57	$ 10.71
Europe	.98%
Actual		$ 1,000.00	$ 901.70	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99
Institutional Class	.97%
Actual		$ 1,000.00	$ 901.90	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.32	$ 4.94

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Europe Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2014
United Kingdom	24.2%
Switzerland	13.5%
Germany	12.5%
France	11.2%
Sweden	7.4%
Denmark	4.5%
Belgium	4.1%
Netherlands	3.7%
Ireland	3.7%
Other*	15.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2014
United Kingdom	30.4%
Germany	14.5%
France	13.4%
Switzerland	11.7%
United States of America*	4.2%
Sweden	3.4%
Ireland	3.0%
Italy	2.9%
Belgium	2.9%
Other	13.6%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.1	97.2
Short-Term Investments and Net Other Assets (Liabilities)	0.9	2.8
Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	4.0	3.2
Nestle SA (Switzerland, Food Products)	3.1	3.7
Total SA (France, Oil, Gas & Consumable Fuels)	2.8	2.8
Shire PLC (Bailiwick of Jersey, Pharmaceuticals)	2.8	0.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.7	2.2
Bayer AG (Germany, Pharmaceuticals)	2.3	1.8
Anheuser-Busch InBev SA NV (Belgium, Beverages)	2.1	1.7
Nordea Bank AB (Sweden, Banks)	2.1	1.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.1	1.6
ING Groep NV (Certificaten Van Aandelen) (Netherlands, Banks)	1.9	1.0
	25.9
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.4	22.1
Health Care	20.1	12.3
Industrials	14.1	13.5
Consumer Discretionary	13.4	13.5
Consumer Staples	11.3	13.8
Energy	7.0	7.9
Materials	4.5	8.5
Utilities	2.5	1.0
Information Technology	1.9	1.6
Telecommunication Services	0.9	3.0

Annual Report

Fidelity Europe Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Austria - 2.2%
Andritz AG	275,800	$ 13,313,235
Erste Group Bank AG	566,700	14,423,352
TOTAL AUSTRIA		27,736,587
Bailiwick of Jersey - 2.8%
Shire PLC	532,100	35,702,276
Belgium - 4.1%
Anheuser-Busch InBev SA NV	247,400	27,435,275
Arseus NV	235,257	9,404,513
KBC Groupe SA (a)	301,761	16,165,989
TOTAL BELGIUM		53,005,777
Canada - 1.0%
Suncor Energy, Inc.	372,000	13,209,210
Denmark - 4.5%
Carlsberg A/S Series B	150,800	13,278,626
ISS Holdings A/S (a)	464,300	12,945,211
Novo Nordisk A/S Series B	580,900	26,258,262
Vestas Wind Systems A/S (a)	143,800	4,813,105
TOTAL DENMARK		57,295,204
Finland - 1.8%
Amer Group PLC (A Shares)	315,100	6,029,628
Kesko Oyj	170,700	6,464,442
Sampo Oyj (A Shares)	215,700	10,317,521
TOTAL FINLAND		22,811,591
France - 11.2%
Atos Origin SA	110,343	7,617,643
bioMerieux SA	214,100	22,585,445
Bollore Group (d)	13,000	6,157,979
Christian Dior SA	106,595	18,854,750
GDF Suez	716,750	17,384,569
Kering SA	41,700	8,044,866
Publicis Groupe SA (a)	230,446	15,961,059
Rexel SA	692,000	11,624,545
Total SA	613,200	36,610,067
TOTAL FRANCE		144,840,923
Germany - 11.0%
adidas AG	113,000	8,220,225
Bayer AG	212,400	30,196,880
Brenntag AG	277,000	13,398,930
CompuGroup Medical AG	259,600	5,953,315
Continental AG	83,500	16,391,547
Deutsche Post AG	367,777	11,547,342
Deutsche Wohnen AG (Bearer)	426,889	9,618,508
Fresenius SE & Co. KGaA	359,900	18,513,906
GEA Group AG	337,429	15,516,450
HeidelbergCement Finance AG	124,334	8,463,553
MLP AG	806,454	4,092,962
TOTAL GERMANY		141,913,618

	Shares	Value
Ireland - 3.7%
Actavis PLC (a)	33,000	$ 8,010,420
CRH PLC	477,500	10,592,592
DCC PLC (United Kingdom)	149,700	8,367,260
Greencore Group PLC	1,417,530	5,950,242
Ryanair Holdings PLC sponsored ADR (a)	140,900	7,825,586
United Drug PLC (United Kingdom)	1,260,200	6,636,481
TOTAL IRELAND		47,382,581
Italy - 0.9%
World Duty Free SpA (a)	1,326,815	11,231,526
Luxembourg - 0.3%
GAGFAH SA (a)	239,500	4,471,928
Netherlands - 3.7%
ING Groep NV (Certificaten Van Aandelen) (a)	1,743,200	24,963,256
Reed Elsevier NV	613,089	14,109,691
Royal DSM NV	140,300	8,784,694
TOTAL NETHERLANDS		47,857,641
Norway - 2.4%
Akastor ASA (d)	492,500	1,697,659
Statoil ASA	740,200	16,939,798
Telenor ASA	522,800	11,750,492
TOTAL NORWAY		30,387,949
Portugal - 0.4%
CTT Correios de Portugal SA	620,621	5,747,434
Spain - 2.5%
Amadeus IT Holding SA Class A	458,100	16,820,193
Red Electrica Corporacion SA (d)	173,000	15,097,600
TOTAL SPAIN		31,917,793
Sweden - 7.4%
Elekta AB (B Shares) (d)	659,502	6,752,077
Getinge AB (B Shares)	643,400	14,943,237
H&M Hennes & Mauritz AB (B Shares)	490,114	19,493,981
Nordea Bank AB	2,128,200	27,293,668
SKF AB (B Shares)	699,400	13,999,082
Svenska Handelsbanken AB (A Shares)	269,100	12,831,553
TOTAL SWEDEN		95,313,598
Switzerland - 13.5%
Julius Baer Group Ltd.	335,990	14,694,652
Nestle SA	543,828	39,881,158
Roche Holding AG (participation certificate)	172,848	51,007,727
Schindler Holding AG (participation certificate)	63,724	8,901,425
Sonova Holding AG Class B	97,572	15,191,275
Syngenta AG (Switzerland)	34,489	10,665,985
Common Stocks - continued
	Shares	Value
Switzerland - continued
UBS AG (NY Shares)	731,500	$ 12,713,470
Zurich Insurance Group AG	68,564	20,722,768
TOTAL SWITZERLAND		173,778,460
United Kingdom - 24.1%
Aberdeen Asset Management PLC	1,907,757	13,244,981
Babcock International Group PLC	565,200	9,900,447
BG Group PLC	1,272,200	21,202,525
BHP Billiton PLC	764,676	19,756,633
Brit PLC	1,544,900	6,203,155
British American Tobacco PLC (United Kingdom)	614,400	34,822,713
Bunzl PLC	561,200	15,216,890
Compass Group PLC	820,517	13,204,565
Dechra Pharmaceuticals PLC	515,500	6,250,812
Diageo PLC	625,137	18,436,784
ITV PLC	3,571,900	11,599,356
Lloyds Banking Group PLC (a)	20,082,700	24,799,920
London Stock Exchange Group PLC	369,600	11,913,670
Next PLC	94,200	9,712,083
Prudential PLC	994,030	23,017,787
Rolls-Royce Group PLC	1,413,201	19,057,681
Royal & Sun Alliance Insurance Group PLC	2,142,065	16,561,054
Schroders PLC	195,100	7,524,766
St. James's Place Capital PLC	565,900	6,744,263
Standard Chartered PLC (United Kingdom)	1,398,683	21,023,298
TOTAL UNITED KINGDOM		310,193,383
TOTAL COMMON STOCKS (Cost $1,171,675,250)		1,254,797,479
Nonconvertible Preferred Stocks - 1.6%

Germany - 1.5%
Volkswagen AG	93,600	19,945,987

	Shares	Value
United Kingdom - 0.1%
Rolls-Royce Group PLC	127,188,090	$ 203,463
Rolls-Royce Group PLC (C Shares)	269,473,203	431,076
TOTAL UNITED KINGDOM		634,539
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,282,816)		20,580,526
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.11% (b)	11,795,825	11,795,825
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	11,723,110	11,723,110
TOTAL MONEY MARKET FUNDS (Cost $23,518,935)		23,518,935
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,215,477,001)		1,298,896,940
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(10,988,638)
NET ASSETS - 100%		$ 1,287,908,302
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,120
Fidelity Securities Lending Cash Central Fund	879,367
Total	$ 910,487
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 172,799,264	$ 172,799,264	$ -	$ -
Consumer Staples	146,269,240	25,693,310	120,575,930	-
Energy	89,659,259	14,906,869	74,752,390	-
Financials	303,342,521	230,561,558	72,780,963	-
Health Care	257,406,626	144,438,361	112,968,265	-
Industrials	178,967,141	178,967,141	-	-
Information Technology	24,437,836	24,437,836	-	-
Materials	58,263,457	17,248,247	41,015,210	-
Telecommunication Services	11,750,492	11,750,492	-	-
Utilities	32,482,169	32,482,169	-	-
Money Market Funds	23,518,935	23,518,935	-	-
Total Investments in Securities:	$ 1,298,896,940	$ 876,804,182	$ 422,092,758	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 40,962,764
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Europe Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $11,115,638) - See accompanying schedule: Unaffiliated issuers (cost $1,191,958,066)	$ 1,275,378,005
Fidelity Central Funds (cost $23,518,935)	23,518,935
Total Investments (cost $1,215,477,001)		$ 1,298,896,940
Receivable for investments sold		6,146
Receivable for fund shares sold		838,837
Dividends receivable		1,612,366
Distributions receivable from Fidelity Central Funds		48,053
Prepaid expenses		5,551
Other receivables		614,366
Total assets		1,302,022,259

Liabilities
Payable for fund shares redeemed	1,171,173
Accrued management fee	813,137
Distribution and service plan fees payable	17,080
Other affiliated payables	285,757
Other payables and accrued expenses	103,700
Collateral on securities loaned, at value	11,723,110
Total liabilities		14,113,957

Net Assets		$ 1,287,908,302
Net Assets consist of:
Paid in capital		$ 1,466,120,915
Undistributed net investment income		29,844,004
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(291,363,495)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		83,306,878
Net Assets		$ 1,287,908,302

Statement of Assets and Liabilities - continued

October 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($23,633,047 ÷ 652,160 shares)	$ 36.24

Maximum offering price per share (100/94.25 of $36.24)	$ 38.45
Class T: Net Asset Value and redemption price per share ($13,678,513 ÷ 378,111 shares)	$ 36.18

Maximum offering price per share (100/96.50 of $36.18)	$ 37.49
Class B: Net Asset Value and offering price per share ($1,065,313 ÷ 29,538 shares)A	$ 36.07

Class C: Net Asset Value and offering price per share ($6,818,132 ÷ 189,031 shares)A	$ 36.07

Europe: Net Asset Value, offering price and redemption price per share ($1,237,046,924 ÷ 34,055,691 shares)	$ 36.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,666,373 ÷ 155,995 shares)	$ 36.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2014
Investment Income
Dividends		$ 40,591,612
Special dividends		6,523,242
Income from Fidelity Central Funds		910,487
Income before foreign taxes withheld		48,025,341
Less foreign taxes withheld		(3,667,116)
Total income		44,358,225

Expenses
Management fee Basic fee	$ 9,143,338
Performance adjustment	148,411
Transfer agent fees	2,415,898
Distribution and service plan fees	129,159
Accounting and security lending fees	598,378
Custodian fees and expenses	133,460
Independent trustees' compensation	6,011
Registration fees	148,860
Audit	91,082
Legal	17,215
Interest	278
Miscellaneous	75,662
Total expenses before reductions	12,907,752
Expense reductions	(133,407)	12,774,345
Net investment income (loss)		31,583,880
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	61,421,744
Foreign currency transactions	(327,968)
Total net realized gain (loss)		61,093,776
Change in net unrealized appreciation (depreciation) on: Investment securities	(149,290,349)
Assets and liabilities in foreign currencies	(128,412)
Total change in net unrealized appreciation (depreciation)		(149,418,761)
Net gain (loss)		(88,324,985)
Net increase (decrease) in net assets resulting from operations		$ (56,741,105)

Statement of Changes in Net Assets

	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,583,880	$ 13,406,222
Net realized gain (loss)	61,093,776	36,524,479
Change in net unrealized appreciation (depreciation)	(149,418,761)	135,845,543
Net increase (decrease) in net assets resulting from operations	(56,741,105)	185,776,244
Distributions to shareholders from net investment income	(13,272,490)	(14,113,486)
Distributions to shareholders from net realized gain	(612,576)	(241,945)
Total distributions	(13,885,066)	(14,355,431)
Share transactions - net increase (decrease)	401,467,296	183,087,632
Redemption fees	18,788	19,946
Total increase (decrease) in net assets	330,859,913	354,528,391

Net Assets
Beginning of period	957,048,389	602,519,998
End of period (including undistributed net investment income of $29,844,004 and undistributed net investment income of $11,865,416, respectively)	$ 1,287,908,302	$ 957,048,389

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended October 31,	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.47
Net realized and unrealized gain (loss)	(3.68)
Total from investment operations	(3.21)
Redemption fees added to paid in capital E, K	-
Net asset value, end of period	$ 36.24
Total ReturnB, C, D	(8.14)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35%A
Expenses net of fee waivers, if any	1.35%A
Expenses net of all reductions	1.35%A
Net investment income (loss)	1.94%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,633
Portfolio turnover rateG	80% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class T

Year ended October 31,	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.40
Net realized and unrealized gain (loss)	(3.67)
Total from investment operations	(3.27)
Redemption fees added to paid in capital E, K	-
Net asset value, end of period	$ 36.18
Total ReturnB, C, D	(8.29)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.62%A
Expenses net of fee waivers, if any	1.61%A
Expenses net of all reductions	1.61%A
Net investment income (loss)	1.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,679
Portfolio turnover rateG	80% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended October 31,	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.28
Net realized and unrealized gain (loss)	(3.66)
Total from investment operations	(3.38)
Redemption fees added to paid in capital E, K	-
Net asset value, end of period	$ 36.07
Total ReturnB, C, D	(8.57)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11%A
Expenses net of fee waivers, if any	2.11%A
Expenses net of all reductions	2.11%A
Net investment income (loss)	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,065
Portfolio turnover rateG	80% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class C

Year ended October 31,	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.29
Net realized and unrealized gain (loss)	(3.67)
Total from investment operations	(3.38)
Redemption fees added to paid in capital E, K	-
Net asset value, end of period	$ 36.07
Total ReturnB, C, D	(8.57)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.10%A
Expenses net of fee waivers, if any	2.10%A
Expenses net of all reductions	2.10%A
Net investment income (loss)	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,818
Portfolio turnover rateG	80% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Europe

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 37.92	$ 30.15	$ 27.67	$ 30.83	$ 28.52
Income from Investment Operations
Net investment income (loss) B	.94E	.61	.64	.48	.33
Net realized and unrealized gain (loss)	(2.00)	7.87	2.45	(2.97)	2.50
Total from investment operations	(1.06)	8.48	3.09	(2.49)	2.83
Distributions from net investment income	(.52)	(.70)	(.60)	(.67)	(.52)
Distributions from net realized gain	(.02)	(.01)	(.02)	-	-
Total distributions	(.54)	(.71)	(.61) I	(.67)	(.52)
Redemption fees added to paid in capital B, H	-	-	-	-	-
Net asset value, end of period	$ 36.32	$ 37.92	$ 30.15	$ 27.67	$ 30.83
Total ReturnA	(2.82)%	28.71%	11.53%	(8.32)%	10.01%
Ratios to Average Net Assets C, F
Expenses before reductions	.97%	1.06%	.83%	1.10%	1.12%
Expenses net of fee waivers, if any	.97%	1.05%	.83%	1.10%	1.12%
Expenses net of all reductions	.96%	1.02%	.80%	1.06%	1.04%
Net investment income (loss)	2.43% E	1.82%	2.33%	1.56%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,237,047	$ 957,048	$ 602,520	$ 621,778	$ 802,527
Portfolio turnover rateD	80% G	59%	127%	117%	136%

ATotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. BCalculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. DAmount does not include the portfolio activity of any underlying Fidelity Central Funds. EInvestment income per share reflects a large, non-recurring dividend recorded on February 24, 2014 which amounted to $.20 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.92%. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GThe portfolio turnover rate does not include the assets acquired in the merger. HAmount represents less than $.01 per share. ITotal distributions of $.61 per share is comprised of distributions from net investment income of $.595 and distributions from net realized gain of $.017 per share.

Financial Highlights - Institutional Class

Year ended October 31,	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) D	.56
Net realized and unrealized gain (loss)	(3.69)
Total from investment operations	(3.13)
Redemption fees added to paid in capital D, J	-
Net asset value, end of period	$ 36.32
Total ReturnB, C	(7.93)%
Ratios to Average Net Assets E, H
Expenses before reductions	.97%A
Expenses net of fee waivers, if any	.97%A
Expenses net of all reductions	.96%A
Net investment income (loss)	2.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,666
Portfolio turnover rateF	80% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

1. Organization.

Fidelity Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund launched Class A, Class T, Class B, Class C and Institutional Class shares and the existing class was designated Europe on March 18,2014. Each class has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, including Information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 137,778,879
Gross unrealized depreciation	(57,019,627)
Net unrealized appreciation (depreciation) on securities	$ 80,759,252

Tax Cost	$ 1,218,137,688

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 29,845,268
Capital loss carryforward	$ (1,044,374,259)
Net unrealized appreciation (depreciation) on securities and other investments	$ 80,646,191

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (87,605,890)
2017	(201,098,352)
Total capital loss carryforward	$ (288,704,242)

The Fund acquired $249,261,426 of capital loss carryforwards from Fidelity Europe Capital Appreciation Fund and $15,642,563 of capital loss carry forwards from Fidelity Advisor Europe Capital Appreciation Fund when they merged into the Fund in March 2014. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $13,187,073 and $1,543,568 per year, respectively. As a result, at least $173,207,833 of the fund's capital loss carryforward will expire unused and is not included in the capital loss carryforward amounts disclosed above.

In addition, due to large redemptions in a prior period, $201,098,352 of capital losses that existed in the Fund prior to the mergers will be limited to approximately $32,029,274 per year.

The tax character of distributions paid was as follows:

	October 31, 2014	October 31,2013
Ordinary Income	$ 13,885,066	$ 14,355,431

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and securities acquired in the merger, aggregated $1,039,225,902 and $1,018,066,295, respectively.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Europe as compared to its benchmark index, the MSCI Europe Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 36,418	$ 1,391
Class T	.25%	.25%	39,460	41
Class B	.75%	.25%	6,664	5,188
Class C	.75%	.25%	46,617	21,424
			$ 129,159	$ 28,044

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,498
Class T	1,738
Class B*	145
Class C*	1,981
$ 12,362

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 43,195	.30*
Class T	24,519	.31*
Class B	2,039	.31*
Class C	13,772	.30*
Europe	2,324,986.18
Institutional Class	7,387	.16*
	$ 2,415,898

* Annualized

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $293 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,550,000.31%		$ 278

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,998 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $879,367.During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of Europe's operating expenses by $69,075.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $53,302 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operation expenses during the period in the amount of $11,030.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2014	2013
From net investment income
Europe	$ 13,272,490	$ 14,113,486
From net realized gain
Europe	$ 612,576	$ 241,945

Annual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended October 31,	2014 A	2013	2014 A	2013
Class A
Shares sold	302,227	-	$ 12,108,972	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	483,084	-	18,719,498	-
Shares redeemed	(133,151)	-	(5,066,903)	-
Net increase (decrease)	652,160	-	$ 25,761,567	$ -
Class T
Shares sold	196,712	-	$ 7,929,579	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	218,383	-	8,462,341	-
Shares redeemed	(36,984)	-	(1,400,101)	-
Net increase (decrease)	378,111	-	$ 14,991,819	$ -
Class B
Shares sold	16,454	-	$ 662,209	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	19,997	-	774,699	-
Shares redeemed	(6,913)	-	(266,573)	-
Net increase (decrease)	29,538	-	$ 1,170,335	$ -
Class C
Shares sold	43,185	-	$ 1,703,471	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	183,082	-	7,092,587	-
Shares redeemed	(37,236)	-	(1,401,102)	-
Net increase (decrease)	189,031	-	$ 7,394,956	$ -
Europe
Shares sold	8,548,440	9,813,431	$ 332,957,735	$ 335,694,105
Issued in exchange for shares of Fidelity Europe Capital Appreciation Fund	9,559,313	-	370,423,391	-
Reinvestment of distributions	358,728	448,718	13,351,865	13,676,925
Shares redeemed	(9,647,960)	(5,011,867)	(370,706,278)	(166,283,398)
Net increase (decrease)	8,818,521	5,250,282	$ 346,026,713	$ 183,087,632
Institutional Class
Shares sold	33,328	-	$ 1,310,054	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	214,439	-	8,309,529	-
Shares redeemed	(91,772)	-	(3,497,677)	-
Net increase (decrease)	155,995	-	$ 6,121,906	$ -

A Share transactions for Class A,Class T, Class B,Class C and Institutional Class are for the period March 18,2014 (commencement of sale of shares) to October 31, 2014.

11. Merger Information.

On March 21, 2014, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Europe Capital Appreciation Fund and Fidelity Advisor Europe Capital Appreciation Fund ("Target Funds") pursuant to Agreements and Plans of Reorganization approved by the Board of Trustees ("The Board") on September 18, 2013. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Funds at their net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on March 18, 2014. The reorganization provides shareholders of the Target Funds access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Funds' net assets of $370,423,391, including securities of $369,430,411 and unrealized appreciation of $56,486,181 for Fidelity Europe Capital Appreciation Fund; and net assets of $43,358,654, including securities of $43,267,919 and unrealized appreciation of $4,301,890 for Fidelity Advisor Europe Capital Appreciation Fund; were combined with the Fund's net assets of $1,103,858,646 for total net assets after the acquisition of $1,517,640,691.

Proforma results of operations of the combined entity for the entire period ended October 31, 2014, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition dates), are as follows:

Net investment income (loss)	$ 36,003,400
Total net realized gain (loss)	70,453,821
Total change in net unrealized appreciation (depreciation)	(148,729,606)
Net increase (decrease) in net assets resulting from operations	$ (42,272,385)

Annual Report

Notes to Financial Statements - continued

11. Merger Information - continued

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fund's accompanying Statement of Operations since March 21, 2014.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and the Shareholders of Fidelity Europe Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Europe Fund (a fund of Fidelity Investment Trust) at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Europe Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 19, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughoutthe year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 174 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), Director of Fidelity SelectCo, LLC (2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc.(2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as a Director and Chief Compliance Officer of Fidelity Management & Research (U.K.) Inc. (2013-present) and is an employee of Fidelity Investments.

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (2014-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Europe Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in April 2012 and December 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts. Class A, Class T, Class B, Class C, and Institutional Class commenced operations after the periods shown in the chart below.

Annual Report

Fidelity Europe Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Europe Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AEUFI-UANN-1214
1.9586001.100

Item 2. Code of Ethics

As of the end of the period, October 31, 2014, Fidelity Investment Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund and Fidelity Pacific Basin Fund (the "Funds"):

Services Billed by PwC

October 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Canada Fund	$63,000	$-	$5,300	$2,500
Fidelity China Region Fund	$61,000	$-	$5,300	$2,200
Fidelity Emerging Asia Fund	$62,000	$-	$5,300	$2,000
Fidelity Emerging Markets Fund	$78,000	$-	$5,500	$2,600
Fidelity Europe Fund	$64,000	$-	$6,400	$2,100
Fidelity Japan Fund	$62,000	$-	$5,300	$1,800
Fidelity Japan Smaller Companies Fund	$52,000	$-	$5,300	$1,800
Fidelity Latin America Fund	$63,000	$-	$5,300	$2,100
Fidelity Nordic Fund	$51,000	$-	$10,300	$1,800
Fidelity Pacific Basin Fund	$62,000	$-	$5,500	$1,900

October 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Canada Fund	$63,000	$-	$5,200	$2,600
Fidelity China Region Fund	$60,000	$-	$5,200	$2,000
Fidelity Emerging Asia Fund	$62,000	$-	$5,200	$2,000
Fidelity Emerging Markets Fund	$78,000	$-	$5,400	$2,500
Fidelity Europe Fund	$63,000	$-	$9,800	$1,700
Fidelity Japan Fund	$62,000	$-	$5,200	$1,700
Fidelity Japan Smaller Companies Fund	$51,000	$-	$5,200	$1,600
Fidelity Latin America Fund	$64,000	$-	$5,200	$2,200
Fidelity Nordic Fund	$51,000	$-	$5,200	$1,600
Fidelity Pacific Basin Fund	$63,000	$-	$5,400	$1,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	October 31, 2014A	October 31, 2013A
Audit-Related Fees	$4,430,000	$5,395,000
Tax Fees	$-	$-
All Other Fees	$-	$50,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2014 A	October 31, 2013 A
PwC	$5,720,000	$6,370,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 26, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 26, 2014